As filed with the Securities and Exchange Commission on December 29, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Registration No. 33-02659

                       Pre-Effective Amendment No. _____
                         Post-Effective Amendment No. 84
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           1940 Act File No. 811-04556

                                Amendment No. 85

                         TRANSAMERICA IDEX MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

 Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[X]  On March 1, 2007 pursuant to paragraph (a) (1) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (2) of Rule 485.

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]  On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[TRANSAMERICA IDEX MUTUAL FUNDS GRAPHIC]                           Prospectus
                                                                   March 1, 2007


       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
Not insured by FDIC or any federal government agency.   May lose value.

Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.
--------------------------------------------------------------------------------

                         TRANSAMERICA IDEX MUTUAL FUNDS
--------------------------------------------------------------------------------

SECTION A -- FUND DESCRIPTIONS

TABLE OF CONTENTS

-    ASSET ALLOCATION FUNDS
         TA IDEX Asset Allocation - Growth Portfolio....    4
         TA IDEX Asset Allocation - Moderate Growth
              Portfolio.................................    9
         TA IDEX Asset Allocation - Moderate
              Portfolio.................................   14
         TA IDEX Asset Allocation - Conservative
              Portfolio.................................   19

-    U.S. STOCK FUNDS
         TA IDEX Legg Mason Partners All Cap (formerly,
              TA IDEX Salomon All Cap)..................   24
         TA IDEX Transamerica Equity....................   29
         TA IDEX Transamerica Growth Opportunities......   33
         TA IDEX Transamerica Science & Technology
              (formerly, TA IDEX Great Companies -
              Technology(SM))...........................   38
         TA IDEX Transamerica Small/Mid Cap Value.......   43

-    GLOBAL/INTERNATIONAL STOCK FUNDS
         TA IDEX Multi-Manager International Fund.......   47
         TA IDEX Templeton Transamerica Global
              (formerly, TA IDEX Templeton Great
              Companies Global).........................   54

-    BALANCED FUNDS
         TA IDEX Transamerica Balanced..................   60
         TA IDEX Transamerica Value Balanced............   64

-    BOND AND MONEY MARKET FUNDS
         TA IDEX Transamerica High-Yield Bond...........   68
         TA IDEX Transamerica Convertible Securities....   72
         TA IDEX Transamerica Flexible Income...........   77
         TA IDEX Transamerica Money Market..............   82

SECTION B -- DESCRIPTION OF CERTAIN
UNDERLYING FUNDS........................................   86

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.

(LIST ICON)
LIST OF UNDERLYING FUNDS
What are the underlying funds in which that the asset allocation portfolios may invest? See the list of all underlying funds.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what types of risks are associated with each fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years and since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      SECTION C -- SHAREHOLDER INFORMATION

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

-    REGULATORY PROCEEDINGS......................................    89

-    INVESTMENT ADVISER..........................................    89

-    OPENING AN ACCOUNT..........................................    89
         By Mail.................................................    90
         Through an Authorized Dealer............................    90

-    BUYING SHARES
         By Check................................................    90
         By Automatic Investment Plan............................    90
         By Telephone............................................    90
         Through an Authorized Dealer............................    90
         By the Internet.........................................    90
         By Payroll Deduction....................................    90
         By Wire Transfer........................................    90
         Other Information.......................................    91

-    SELLING SHARES
         Direct Deposit - ACH....................................    91
         Direct Deposit - Wire...................................    91
         Check to Address of Record..............................    91
         Check to Another Party/Address..........................    91
         Systematic Withdrawal Plan..............................    91
         Through an Authorized Dealer............................    91

-    EXCHANGING SHARES
         Special Situations for Exchanging Shares................    92

-    REDEMPTION FEES
         Redemption Fee Assessment...............................    92
         Redemptions through Financial Intermediaries............    92
         Waiver/Exceptions/Changes...............................    93
         Involuntary Redemptions.................................    93

-    FEATURES AND POLICIES
         Market Timing/Excessive Trading.........................    93
         Checkwriting Service....................................    93
         Customer Service........................................    94
         Uncashed Checks Issued on Your Account..................    94
         Minimum Dividend Check Amounts..........................    94
         Minimum Account Balance.................................    94
         Telephone Transactions..................................    94
         Retirement and ESA State Street Account Maintenance
            Fees.................................................    94
         Professional Fees.......................................    94
         Signature Guarantee.....................................    95
         Employer Sponsored Accounts.............................    95
         E-mail Communication....................................    95
         Reinvestment Privilege..................................    95
         Statements and Reports..................................    95

-    PRICING OF SHARES
         How Share Price Is Determined...........................    95
         When Share Price Is Determined..........................    95
         How NAV Is Calculated...................................    96

-    CHOOSING A SHARE CLASS
         Class A Shares - Front Load.............................    96
         Class B Shares - Back Load..............................    97
         Class C Shares - Level Load.............................    97
         Class T Shares - Front Load.............................    97
         Contingent Deferred Sales Charge........................    97

-          WAIVERS AND/OR REDUCTIONS OF CHARGES
               Class A and Class T Sales Charge Reductions..........................................................................
               Waiver of Class A and T Initial Sales Charges........................................................................
               Waiver of Class A, Class B, Class C, and Class T Contingent Deferred Sales Charges...................................

-          DISTRIBUTION OF SHARES
               Distribution Plans...................................................................................................
               Distribution of Class A Shares.......................................................................................
               Distribution of Class B Shares.......................................................................................
               Distribution of Class C Shares.......................................................................................
               Class T Shares.......................................................................................................
               The Effect of Rule 12b-1.............................................................................................

-          OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS...............................................................................

-          UNDERWRITING AGREEMENT...................................................................................................

-          DISTRIBUTIONS AND TAXES
               Taxes on Distributions in General....................................................................................
               Taxes on the Sale or Exchange of Shares..............................................................................
               Withholding Taxes....................................................................................................
               Non-Resident Alien Withholding.......................................................................................
               Other Tax Information................................................................................................
               Asset Allocation Funds...............................................................................................
               Investment Policy Changes............................................................................................

-          APPENDIX A - EXPLANATION OF STRATEGIES AND RISKS.........................................................................

-          APPENDIX B - BOND RATINGS................................................................................................

                  97
                  97
                  99
-
                  99
                  99
                  99
                  99
                  99
                  99
-                 99
-                101
-
                 101
                 101
                 101
                 102
                 102
                 102
                 102
-                A-1
-                B-1

SECTION A -- FUND DESCRIPTIONS
--------------------------------------------------------------------------------

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Asset Allocation - Growth Portfolio is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to invest primarily in underlying TA IDEX funds that expect to invest primarily in equities. The fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance and global markets' current valuations, and other global economic factors.

- The fund may periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

- The fund may also invest directly in government securities and short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the fund's asset allocations and periodic changes thereto, and other fund investments.

(LIST ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value

- TA IDEX American Century Large Company Value

- TA IDEX BlackRock Global Allocation

- TA IDEX BlackRock Large Cap Value

- TA IDEX BlackRock Natural Resources

- TA IDEX Clarion Global Real Estate Securities

- TA IDEX Evergreen Health Care

- TA IDEX Evergreen International Small Cap

- TA IDEX Federated Market Opportunity

- TA IDEX Jennison Growth

- TA IDEX J.P. Morgan Mid Cap Value

- TA IDEX Legg Mason Partners All Cap

- TA IDEX Legg Mason Partners Investors Value

- TA IDEX Loomis Sayles Bond

- TA IDEX Marsico Growth

- TA IDEX Marsico International Growth

- TA IDEX Mellon Market Neutral Strategy

- TA IDEX MFS International Equity

- TA IDEX Neuberger Berman International

- TA IDEX Oppenheimer Developing Markets

- TA IDEX Templeton Transamerica Global

- TA IDEX Transamerica Balanced

- TA IDEX Transamerica Equity

- TA IDEX Transamerica Growth Opportunities

- TA IDEX Transmerica Science & Technology

- TA IDEX Transamerica Small/Mid Cap Value

- TA IDEX Transamerica Value Balanced

- TA IDEX UBS Dynamic Alpha

- TA IDEX UBS Large Cap Value

- TA IDEX Van Kampen Small Company Growth

- TA IDEX Van Kampen Mid-Cap Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Team allocates the fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small- and medium-sized companies, as well as investments in growth stocks.

- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the fund to credit risk, which is the risk that an issuer of a

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

fixed-income security will default or not be able to meet its financial obligations.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR CHART)

2003                                                                             30.21
2004                                                                             12.51
2005                                                                              9.49
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                       %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                              1 YEAR       FUND(2)
--------------------------------------------------------------------
  Class A
--------------------------------------------------------------------
    Return before taxes                         _ %          _ %
--------------------------------------------------------------------
    Return after taxes on distributions(3)      _ %          _ %
--------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)                      _ %          _ %
--------------------------------------------------------------------
  Class B                                       _ %          _ %
--------------------------------------------------------------------
  Class C                                       _ %          _ %
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no
  deduction for fees, expenses or taxes)        _ %          _ %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                       CLASS OF SHARES
                                                       ---------------
                                                   A         B          C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          5.50%      None       None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption     None(a)   5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days    2.00%     2.00%      2.00%
 or less (as a percentage of amount Redeemed)
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                       CLASS OF SHARES
                                                       ---------------
                                                   A         B          C
-----------------------------------------------------------------------------
 Management fees                                 0.10%     0.10%      0.10%
 Distribution and service (12b-1) fees           0.35%     1.00%      1.00%
 Acquired Fund Fees and Expenses (fees and
 expenses of underlying funds)
 Other expenses
-----------------------------------------------------------------------------
                                                ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(f)
 EXPENSE REDUCTION(e)
                                                  ------------------------
 NET OPERATING EXPENSES(f)
-----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect deduction of distribution and service (12b-1) fees from the fund's assets only, and not (in part) from the assets of the underlying funds.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1,

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(f) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
     A         $          $          $          $
    B(+)       $          $          $          $
     C         $          $          $          $
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
     A         $          $          $          $
    B(+)       $          $          $          $
     C         $          $          $          $
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average Daily Net Assets.........................    0.10%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the portfolio is: 0.10% of the portfolio's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates,

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                    CLASS A
                                           ----------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                           ----------------------------------------------------------
                                             2006        2005         2004          2003       2002
                                           ---------   --------   -------------   --------   --------
Net Asset Value, Beginning of Period        $            $10.75        $9.82         $7.95     $10.00
Investment Operations:
 Net Investment Income (Loss)                              0.05        (0.02)        (0.03)     (0.02)
 Net Realized and Unrealized Gain (Loss)                   1.38         0.95          1.90      (2.03)
   Total Operations                                        1.43         0.93          1.87      (2.05)
                                           ----------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.12)           -             -          -
 From Net Realized Gains                                  (0.07)           -             -          -
   Total Distributions                                    (0.19)           -             -          -
Net Asset Value, End of Period              $            $11.99       $10.75         $9.82      $7.95
                                           ==========================================================

Total Return(c)                                           13.42%        9.47%        23.52%    (20.50)%
Net Assets, End of Period (000's)           $          $286,412     $171,708       $55,209     $8,368
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,j)
   Net(e)                                                  0.34%        0.43%(h)      0.45%      0.45%
   Total(f)                                                0.34%        0.43%(h)      0.60%      1.65%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                         0.42%       (0.22)%       (0.30)%    (0.44)%
 Portfolio Turnover Rate(b)                                  35%           5%           25%        31%

                                                                       CLASS B
                                            --------------------------------------------------------------
                                                                 For the Period Ended
                                                                   October 31,(d,g)
                                            --------------------------------------------------------------
                                              2006         2005            2004          2003       2002
                                            --------   -------------   -------------   --------   --------
Net Asset Value, Beginning of Period         $             $10.57           $9.71         $7.91     $10.00
Investment Operations:
 Net Investment Income (Loss)                               (0.03)          (0.09)        (0.08)     (0.06)
 Net Realized and Unrealized Gain (Loss)                     1.36            0.95          1.88      (2.03)
   Total Operations                                          1.33            0.86          1.80      (2.09)
                                            --------------------------------------------------------------
Distributions:
 From Net Investment Income                                 (0.06)              -             -          -
 From Net Realized Gains                                    (0.07)              -             -          -
   Total Distributions                                      (0.13)              -             -          -
Net Asset Value, End of Period               $             $11.77          $10.57         $9.71      $7.91
                                            ==============================================================
Total Return(c)                                             12.55%           8.96%        22.76%    (20.90)%
Net Assets, End of Period (000's)            $           $211,904        $160,959       $82,318    $10,452
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,j)
   Net(e)                                                    0.99%           1.05%(h)      1.10%      1.10%
   Total(f)                                                  0.99%           1.05%(h)      1.25%      2.30%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                          (0.24)%         (0.82)%       (0.95)%    (1.09)%
 Portfolio Turnover Rate(b)                                    35%              5%           25%        31%

                                                                      CLASS C
                                            ------------------------------------------------------------
                                                                For the Period Ended
                                                                  October 31,(d,g)
                                            ------------------------------------------------------------
                                              2006         2005            2004              2003
                                            --------   -------------   -------------   -----------------
Net Asset Value, Beginning of Period         $             $10.57           $9.71             $7.86
Investment Operations:
 Net Investment Income (Loss)                               (0.02)          (0.08)            (0.08)
 Net Realized and Unrealized Gain (Loss)                     1.37            0.94              1.93
   Total Operations                                          1.35            0.86              1.85
                                            ------------------------------------------------------------
Distributions:
 From Net Investment Income                                 (0.07)              -                 -
 From Net Realized Gains                                    (0.07)              -                 -
   Total Distributions                                      (0.14)              -                 -
Net Asset Value, End of Period               $             $11.78          $10.57             $9.71
                                            ============================================================
Total Return(c)                                             12.82%           8.86%            23.54%
Net Assets, End of Period (000's)            $           $528,211        $356,543          $116,956
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,j)
   Net(e)                                                    0.93%           0.99%(h)          1.10%
   Total(f)                                                  0.93%           0.99%(h)          1.25%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                          (0.17)%         (0.78)%           (0.95)%
 Portfolio Turnover Rate(b)                                    35%              5%               25%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on the average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Asset Allocation-Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.
(h) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.05%, 0.05% and 0.05% for Class A, Class B and Class C, respectively.
(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(j) Does not include expenses of the investment companies in which the Fund invests.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Asset Allocation - Moderate Growth Portfolio is to seek capital appreciation with current income as a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 70% of assets in equities, 25% of assets in bonds, and 5% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The fund may periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

- The fund may also invest directly in government securities and short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the fund's asset allocations and periodic changes thereto, and other fund investments.

(LIST ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value

- TA IDEX American Century Large Company Value

- TA IDEX BlackRock Global Allocation

- TA IDEX BlackRock Large Cap Value

- TA IDEX BlackRock Natural Resources

- TA IDEX Clarion Global Real Estate Securities

- TA IDEX Evergreen Health Care

- TA IDEX Evergreen International Small Cap

- TA IDEX Federated Market Opportunity

- TA IDEX Jennison Growth

- TA IDEX JPMorgan International Bond

- TA IDEX J.P. Morgan Mid Cap Value

- TA IDEX Legg Mason Partners All Cap

- TA IDEX Legg Mason Partners Investors Value

- TA IDEX Loomis Sayles Bond

- TA IDEX Mellon Market Neutral Strategy

- TA IDEX Marsico Growth

- TA IDEX Marsico International Growth

- TA IDEX MFS International Equity

- TA IDEX Neuberger Berman International

- TA IDEX Oppenheimer Developing Markets

- TA IDEX PIMCO Real Return TIPS

- TA IDEX PIMCO Total Return

- TA IDEX Templeton Transamerica Global

- TA IDEX Transamerica Balanced

- TA IDEX Transamerica Convertible Securities

- TA IDEX Transamerica Equity

- TA IDEX Transamerica Flexible Income

- TA IDEX Transamerica Growth Opportunities

- TA IDEX Transamerica Science & Technology

- TA IDEX Transamerica High-Yield Bond

- TA IDEX Transamerica Money Market

- TA IDEX Transamerica Short-Term Bond

- TA IDEX Transamerica Small/Mid Cap Value

- TA IDEX Transamerica Value Balanced

- TA IDEX UBS Dynamic Alpha

- TA IDEX UBS Large Cap Value

- TA IDEX Van Kampen Emerging Markets Debt

- TA IDEX Van Kampen Mid-Cap Growth

- TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Team allocates the fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small- and medium-sized companies, as well as investments in growth stocks.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

durations. In addition, investments in fixed-income securities may expose the fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.


DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek capital appreciation with a longer-term time horizon and can tolerate some market volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index (LBAG) (secondary), which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR CHART)                    ------------------

2003                                                                             26.70
2004                                                                             11.38
2005                                                                              7.75
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                              1 YEAR       FUND(2)
--------------------------------------------------------------------
  Class A
--------------------------------------------------------------------
    Return before taxes                         _ %          _ %
--------------------------------------------------------------------
    Return after taxes on distributions(3)      _ %          _ %
--------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)                      _ %          _ %
--------------------------------------------------------------------
  Class B                                       _ %          _ %
--------------------------------------------------------------------
  Class C                                       _ %          _ %
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no
  deduction for fees, expenses or taxes)        _ %          _ %
--------------------------------------------------------------------
  LBAG (secondary) (reflects no deduction
  for fees, expenses or taxes)                  _ %          _ %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         5.50%      None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    None(a)   5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days   2.00%     2.00%      2.00%
 or less (as a percentage of amount redeemed)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Management fees                                0.10%     0.10%      0.10%
 Distribution and service (12b-1) fees          0.35%     1.00%      1.00%
 Acquired Fund Fees and Expenses (fees and
 expenses of underlying funds)
 Other expenses
----------------------------------------------------------------------------
                                               ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(F)
 EXPENSE REDUCTION(E)                           0.00%     0.00%      0.00%
                                               ------------------------------
 NET OPERATING EXPENSES(F)
----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.

(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).

(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect deduction of distribution and service (12b-1) fees from the fund's assets only, and not (in part) from the assets of the underlying funds.

(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(f) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average Daily Net Assets.........................    0.10%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of ___ % of the fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC
   225 West Wacker Drive
   Chicago, Illinois 60606

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the portfolio is: 0.10% of the portfolio's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by                   , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                    CLASS A
                                            --------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                            --------------------------------------------------------
                                             2006       2005          2004         2003       2002
                                            ------   -----------   -----------   --------   --------
Net Asset Value, Beginning of Period                    $10.97        $10.13        $8.37     $10.00
Investment Operations:
 Net Investment Income (Loss)                             0.16          0.05         0.04       0.02
 Net Realized and Unrealized Gain (Loss)                  1.00          0.87         1.77      (1.65)
   Total Operations                                       1.16          0.92         1.81      (1.63)
                                            --------------------------------------------------------
Distributions:
 From Net Investment Income                              (0.20)        (0.08)       (0.05)         -
 From Net Realized Gains                                 (0.05)            -            -          -
   Total Distributions                                   (0.25)        (0.08)       (0.05)         -
Net Asset Value, End of Period                          $11.88        $10.97       $10.13      $8.37
                                            ========================================================

Total Return(c)                                          10.69%         9.09%       21.79%    (16.30)%
Net Assets, End of Period (000's)                     $560,231      $352,852     $136,295    $20,681
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,j)
   Net(e)                                                 0.28%         0.32%(h)     0.44%      0.45%
   Total(f)                                               0.28%         0.32%(h)     0.44%      0.90%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                        1.37%         0.45%        0.48%      0.41%
 Portfolio Turnover Rate(b)                                 26%            3%          15%        21%

                                                               CLASS B
                                            ---------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            ---------------------------------------------
                                             2006       2005          2004         2003
                                            ------   -----------   -----------   --------
Net Asset Value, Beginning of Period                     10.90        $10.09        $8.33
Investment Operations:
 Net Investment Income (Loss)                             0.08         (0.02)       (0.02)
 Net Realized and Unrealized Gain (Loss)                  1.01          0.85         1.78
   Total Operations                                       1.09          0.83         1.76
                                            ---------------------------------------------
Distributions:
 From Net Investment Income                              (0.14)        (0.02)           -
 From Net Realized Gains                                 (0.05)            -            -
   Total Distributions                                   (0.19)        (0.02)           -
Net Asset Value, End of Period                          $11.80        $10.90       $10.09
                                            =============================================
Total Return(c)                                          10.05%         8.25%       21.15%
Net Assets, End of Period (000's)                     $428,677      $333,533     $190,621
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,j)
   Net(e)                                                 0.95%         0.97%(h)     1.09%
   Total(f)                                               0.95%         0.97%(h)     1.09%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                        0.68%        (0.19)%      (0.17)%
 Portfolio Turnover Rate(b)                                 26%            3%          15%

                                            CLASS B                    CLASS C
                                            -------------------------------------------------------------
                                            For the Period Ended or the Period Ended
                                            October 31,(d,g)      October 31,(d,g)
                                            -------------------------------------------------------------
                                              2002      2006       2005          2004           2003
                                            --------   ------   -----------   -----------   -------------
Net Asset Value, Beginning of Period          $10.00               $10.91        $10.09          $8.31
Investment Operations:
 Net Investment Income (Loss)                  (0.01)                0.08         (0.02)         (0.02)
 Net Realized and Unrealized Gain (Loss)       (1.66)                1.01          0.86           1.80
   Total Operations                            (1.67)                1.09          0.84           1.78
                                            -------------------------------------------------------------
Distributions:
 From Net Investment Income                        -                (0.15)        (0.02)             -
 From Net Realized Gains                           -                (0.05)            -              -
   Total Distributions                             -                (0.20)        (0.02)             -
Net Asset Value, End of Period                 $8.33               $11.80        $10.91         $10.09
                                            =============================================================
Total Return(c)                               (16.70)%              10.02%         8.35%         21.44%
Net Assets, End of Period (000's)            $33,241             $981,156      $675,562       $239,043
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,j)
   Net(e)                                       1.10%                0.90%         0.92%(h)       1.09%
   Total(f)                                     1.55%                0.90%         0.92%(h)       1.09%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                             (0.24)%               0.74%        (0.15)%        (0.17)%
 Portfolio Turnover Rate(b)                       21%                  26%            3%            15%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Asset Allocation-Moderate Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.
(h) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B and Class C, respectively.
(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(j) Does not include expenses of the investment companies in which the Fund invests.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Asset Allocation - Moderate Portfolio is to seek capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund seeks its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 50% of assets in equities, 45% of assets in bonds, and 5% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, global markets' current valuations, and historical performance and other global economic factors.

- The fund may periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

- The fund may also invest directly in government securities and short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the fund's asset allocations and periodic changes thereto, and other fund investments.

(LIST ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value

- TA IDEX American Century Large Company Value

- TA IDEX BlackRock Global Allocation

- TA IDEX BlackRock Large Cap Value

- TA IDEX BlackRock Natural Resources

- TA IDEX Clarion Global Real Estate Securities

- TA IDEX Evergreen Health Care

- TA IDEX Evergreen International Small Cap

- TA IDEX Federated Market Opportunity

- TA IDEX Jennison Growth

- TA IDEX JPMorgan International Bond

- TA IDEX J.P. Morgan Mid Cap Value

- TA IDEX Legg Mason Partners All Cap

- TA IDEX Legg Mason Partners Investors Value

- TA IDEX Loomis Sayles Bond

- TA IDEX Marsico Growth

- TA IDEX Marsico International Growth

- TA IDEX Mellon Market Neutral Strategy

- TA IDEX MFS International Equity

- TA IDEX Neuberger Berman International

- TA IDEX Oppenheimer Developing Markets

- TA IDEX PIMCO Real Return TIPS

- TA IDEX PIMCO Total Return

- TA IDEX Templeton Transamerica Global

- TA IDEX Transamerica Balanced

- TA IDEX Transamerica Convertible Securities

- TA IDEX Transamerica Equity

- TA IDEX Transamerica Flexible Income

- TA IDEX Transamerica Growth Opportunities

- TA IDEX Transamerica High-Yield Bond

- TA IDEX Transamerica Money Market

- TA IDEX Transamerica Science & Technology

- TA IDEX Transamerica Short-Term Bond

- TA IDEX Transamerica Small/Mid Cap Value

- TA IDEX Transamerica Value Balanced

- TA IDEX UBS Dynamic Alpha

- TA IDEX UBS Large Cap Value

- TA IDEX Van Kampen Emerging Markets Debt

- TA IDEX Van Kampen Mid-Cap Growth

- TA IDEX Van Kampen Small Company Growth

The fund is subject to the following principal investment risks:

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

- UNDERLYING FUNDS
Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Team allocates the fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

durations. In addition, investments in fixed-income securities may expose the fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek capital appreciation and can tolerate some market volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index (LBAG) (secondary), which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. Each is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(Bar Chart)                    ------------------

2003                                                                             23.79
2004                                                                             10.98
2005                                                                              6.04
2006

-----------------------------------------------------------
CLASS A SHARES               QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                                        %
-----------------------------------------------------------
  Worst Quarter:                                       %
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

----------------------------------------------------------------------
                                                             LIFE OF
                                                1 YEAR       FUND(2)
----------------------------------------------------------------------
  Class A
----------------------------------------------------------------------
    Return before taxes                             _ %         _ %
----------------------------------------------------------------------
    Return after taxes on distributions(3)          _ %         _ %
----------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)                          _ %         _ %
----------------------------------------------------------------------
  Class B                                           _ %         _ %
----------------------------------------------------------------------
  Class C                                           _ %         _ %
----------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses or taxes)                      _ %         _ %
----------------------------------------------------------------------
  LBAG (secondary) (reflects no deduction for
  fees, expenses or taxes)                          _ %         _ %
----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                               -----------------------------
                                                  A         B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         5.50%      None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    None(a)   5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days   2.00%     2.00%      2.00%
 or less (as a percentage of amount redeemed)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from fund assets)(d)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Management fees                                0.10%     0.10%      0.10%
 Distribution and service (12b-1) fees          0.35%     1.00%      1.00%
 Acquired Fund Fees and Expenses (fees and
 expenses of underlying funds)
 Other expenses
----------------------------------------------------------------------------
                                                 -------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(F)
 EXPENSE REDUCTION(E)
 NET OPERATING EXPENSES(F)
----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.

(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).

(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect deduction of distribution and service (12b-1) fees from the fund's assets only, and not (in part) from the assets of the underlying funds.

(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(f) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
    A
    B(+)
    C
-------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
    A
    B(+)
    C
-------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average Daily Net Assets.........................    0.10%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the portfolio is: 0.10% of the portfolio's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                    CLASS A
                                           ----------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                           ----------------------------------------------------------
                                             2006        2005         2004          2003       2002
                                           ---------   --------   -------------   --------   --------
Net Asset Value, Beginning of Period                     $11.23       $10.42         $8.76     $10.00
Investment Operations:
 Net Investment Income (Loss)                              0.27         0.12          0.12       0.04
 Net Realized and Unrealized Gain (Loss)                   0.67         0.84          1.62      (1.28)
   Total Operations                                        0.94         0.96          1.74      (1.24)
                                           ----------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.33)       (0.15)        (0.08)         -
 From Net Realized Gains                                  (0.06)           -             -          -
   Total Distributions                                    (0.39)       (0.15)        (0.08)         -
Net Asset Value, End of Period                           $11.78       $11.23        $10.42      $8.76
                                           ==========================================================

Total Return(c)                                            8.54%        9.32%        19.98%    (12.40)%
Net Assets, End of Period (000's)                      $329,797     $232,748      $116,102    $17,517
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,i)
   Net(e)                                                  0.26%        0.28%         0.37%      0.45%
   Total(f)                                                0.26%        0.28%         0.37%      0.78%
 Net Investment Income (Loss) to Average
   Net Assets(a,h)                                         2.31%        1.13%         1.22%      0.83%
 Portfolio Turnover Rate(b)                                  19%           1%           18%        12%

                                                                       CLASS B
                                            --------------------------------------------------------------
                                                                 For the Period Ended
                                                                   October 31,(d,g)
                                            --------------------------------------------------------------
                                              2006         2005            2004          2003       2002
                                            --------   -------------   -------------   --------   --------
Net Asset Value, Beginning of Period                       $11.16          $10.37         $8.71     $10.00
Investment Operations:
 Net Investment Income (Loss)                                0.18            0.05          0.05       0.01
 Net Realized and Unrealized Gain (Loss)                     0.68            0.83          1.63      (1.30)
   Total Operations                                          0.86            0.88          1.68      (1.29)
                                            --------------------------------------------------------------
Distributions:
 From Net Investment Income                                 (0.26)          (0.09)        (0.02)         -
 From Net Realized Gains                                    (0.06)              -             -          -
   Total Distributions                                      (0.32)          (0.09)        (0.02)         -
Net Asset Value, End of Period                             $11.70          $11.16        $10.37      $8.71
                                            ==============================================================
Total Return(c)                                              7.81%           8.62%        19.39%    (12.90)%
Net Assets, End of Period (000's)                        $295,649        $261,772      $183,148    $38,969
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,i)
   Net(e)                                                    0.92%           0.93%         1.02%      1.10%
   Total(f)                                                  0.92%           0.93%         1.02%      1.43%
 Net Investment Income (Loss) to Average
   Net Assets(a,h)                                           1.61%           0.48%         0.57%      0.18%
 Portfolio Turnover Rate(b)                                    19%              1%           18%        12%

                                                                      CLASS C
                                            ------------------------------------------------------------
                                                                For the Period Ended
                                                                  October 31,(d,g)
                                            ------------------------------------------------------------
                                              2006         2005            2004              2003
                                            --------   -------------   -------------   -----------------
Net Asset Value, Beginning of Period                       $11.17          $10.37             $8.71
Investment Operations:
 Net Investment Income (Loss)                                0.19            0.05              0.05
 Net Realized and Unrealized Gain (Loss)                     0.67            0.84              1.63
   Total Operations                                          0.86            0.89              1.68
                                            ------------------------------------------------------------
Distributions:
 From Net Investment Income                                 (0.27)          (0.09)            (0.02)
 From Net Realized Gains                                    (0.06)              -                 -
   Total Distributions                                      (0.33)          (0.09)            (0.02)
Net Asset Value, End of Period                             $11.70          $11.17            $10.37
                                            ============================================================
Total Return(c)                                              7.85%           8.67%            19.39%
Net Assets, End of Period (000's)                        $678,783        $518,527          $201,774
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,i)
   Net(e)                                                    0.89%           0.89%             1.02%
   Total(f)                                                  0.89%           0.89%             1.02%
 Net Investment Income (Loss) to Average
   Net Assets(a,h)                                           1.67%           0.50%             0.57%
 Portfolio Turnover Rate(b)                                    19%              1%               18%

NOTES TO FINANCIAL HIGHLIGHTS

(a) Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Asset Allocation - Moderate Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.
(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(i) Does not include expenses of the investment companies in which the Fund invests.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Asset Allocation - Conservative Portfolio is to seek current income and preservation of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 35% of assets in equities, 55% of assets in bonds, and 10% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The fund may periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

- The fund may also invest directly in government securities and short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the fund's asset allocations and periodic changes thereto, and other fund investments.

(LIST ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value

- TA IDEX American Century Large Company Value

- TA IDEX BlackRock Global Allocation

- TA IDEX BlackRock Large Cap Value

- TA IDEX BlackRock Natural Resources

- TA IDEX Clarion Global Real Estate Securities

- TA IDEX Evergreen Health Care

- TA IDEX Evergreen International Small Cap

- TA IDEX Federated Market Opportunity

- TA IDEX Jennison Growth

- TA IDEX JPMorgan International Bond

- TA IDEX J.P. Morgan Mid Cap Value

- TA IDEX Legg Mason Partners All Cap

- TA IDEX Legg Mason Partners Investors Value

- TA IDEX Loomis Sayles Bond

- TA IDEX Marsico Growth

- TA IDEX Marsico International Growth

- TA IDEX Mellon Market Neutral Strategy

- TA IDEX MFS International Equity

- TA IDEX Neuberger Berman International

- TA IDEX Oppenheimer Developing Markets

- TA IDEX PIMCO Real Return TIPS

- TA IDEX PIMCO Total Return

- TA IDEX Templeton Transamerica Global

- TA IDEX Transamerica Balanced

- TA IDEX Transamerica Convertible Securities

- TA IDEX Transamerica Equity

- TA IDEX Transamerica Flexible Income

- TA IDEX Transamerica Growth Opportunities

- TA IDEX Transamerica High-Yield Bond

- TA IDEX Transamerica Money Market

- TA IDEX Transamerica Science & Technology

- TA IDEX Transamerica Short-Term Bond

- TA IDEX Transamerica Small/Mid Cap Value

- TA IDEX Transamerica Value Balanced

- TA IDEX UBS Dynamic Alpha

- TA IDEX UBS Large Cap Value

- TA IDEX Van Kampen Emerging Markets Debt

- TA IDEX Van Kampen Mid-Cap Growth

- TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Team allocates the fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund's return and/or avoiding investment losses.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small- and medium-sized companies, as well as investments in growth stocks.

- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek to preserve capital.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBAG), a widely recognized unmanaged index of market performance which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years, and the Wilshire 5000 Total Market Index (Wilshire 5000 Index) (secondary), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(Bar Chart)                    ------------------

2003                                                                             20.83
----                                                                             -----
2004                                                                             9.93
2005                                                                             4.52
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

----------------------------------------------------------------------
                                                             LIFE OF
                                                1 YEAR       FUND(2)
----------------------------------------------------------------------
  Class A
----------------------------------------------------------------------
    Return before taxes                             _ %         _ %
----------------------------------------------------------------------
    Return after taxes on distributions(3)          _ %         _ %
----------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)                          _ %         _ %
----------------------------------------------------------------------
  Class B                                           _ %         _ %
----------------------------------------------------------------------
  Class C                                           _ %         _ %
----------------------------------------------------------------------
  LBAG (reflects no deduction for fees,
  expenses or taxes)                                _ %         _ %
----------------------------------------------------------------------
  Wilshire 5000 Index (secondary) (reflects
  no deduction for fees, expenses or taxes)         _ %         _ %
----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                 CLASS OF SHARES
                                                 ---------------
                                             A         B        C
------------------------------------------------------------------------
 Maximum sales charge (load) imposed on    5.50%      None     None
 purchases (as a % of offering price)
------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a percentage of purchase price or    None(a)   5.00%(b)   1.00%(c)
 redemption proceeds, whichever is
 lower)
------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount   2.00%     2.00%     2.00%
 redeemed)
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                 CLASS OF SHARES
                                                 ---------------
                                             A         B        C
------------------------------------------------------------------------
 Management fees                           0.10%     0.10%     0.10%
 Distribution and service (12b-1) fees     0.35%     1.00%     1.00%
 Acquired Fund Fees and Expenses (fees
 and expenses of underlying funds)
 Other expenses
------------------------------------------------------------------------
                                            -------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(f)
 EXPENSE REDUCTION(e)                      0.00%     0.00%     0.00%
                                            -------------------------
 NET OPERATING EXPENSES(f)
------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect deduction of distribution and service (12b-1) fees from the fund's assets only, and not (in part) from the assets of the underlying funds.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(f) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C

----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average Daily Net Assets.........................    0.10%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of 0.10% of the fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the
portfolio's average daily net assets. The percentage for the portfolio is:   %
of the portfolio's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception;

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ended April 30, 2007.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                    CLASS A
                                           ----------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                           ----------------------------------------------------------
                                             2006        2005         2004          2003       2002
                                           ---------   --------   -------------   --------   --------
Net Asset Value, Beginning of Period                     $11.07       $10.67         $9.22     $10.00
Investment Operations:
 Net Investment Income (Loss)                              0.32         0.17          0.18       0.07
 Net Realized and Unrealized Gain (Loss)                   0.37         0.77          1.47      (0.85)
   Total Operations                                        0.69         0.94          1.65      (0.78)
                                           ----------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.22)       (0.51)        (0.20)         -
 From Net Realized Gains                                  (0.19)       (0.03)            -          -
   Total Distributions                                    (0.41)       (0.54)        (0.20)         -
Net Asset Value, End of Period                           $11.35       $11.07        $10.67      $9.22
                                           ==========================================================

Total Return(c)                                            6.30%        8.97%        18.18%     (7.80)%
Net Assets, End of Period (000's)                      $129,724      $99,811       $59,250     $9,482
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,i)
    Net(e)                                                 0.28%        0.29%(h)      0.41%      0.45%
   Total(f)                                                0.28%        0.29%(h)      0.41%      1.21%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                         2.85%        1.55%         1.80%      1.27%
 Portfolio Turnover Rate(b)                                  32%          11%           22%         8%

                                                                       CLASS B
                                            --------------------------------------------------------------
                                                                 For the Period Ended
                                                                   October 31,(d,g)
                                            --------------------------------------------------------------
                                              2006         2005            2004          2003       2002
                                            --------   -------------   -------------   --------   --------
Net Asset Value, Beginning of Period                       $11.05          $10.66         $9.18     $10.00
Investment Operations:
 Net Investment Income (Loss)                                0.24            0.10          0.11       0.03
 Net Realized and Unrealized Gain (Loss)                     0.38            0.76          1.47      (0.85)
   Total Operations                                          0.62            0.86          1.58      (0.82)
                                            --------------------------------------------------------------
Distributions:
 From Net Investment Income                                 (0.16)          (0.44)        (0.10)         -
 From Net Realized Gains                                    (0.19)          (0.03)            -          -
   Total Distributions                                      (0.35)          (0.47)        (0.10)         -
Net Asset Value, End of Period                             $11.32          $11.05        $10.66      $9.18
                                            ==============================================================
Total Return(c)                                              5.65%           8.21%        17.38%     (8.20)%
Net Assets, End of Period (000's)                        $106,449        $106,601       $85,134    $23,229
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,i)
    Net(e)                                                   0.93%           0.92%(h)      1.06%      1.10%
   Total(f)                                                  0.93%           0.92%(h)      1.06%      1.86%
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                           2.15%           0.93%         1.15%      0.62%
 Portfolio Turnover Rate(b)                                    32%             11%           22%         8%

                                                                      CLASS C
                                            ------------------------------------------------------------
                                                                For the Period Ended
                                                                  October 31,(d,g)
                                            ------------------------------------------------------------
                                              2006         2005            2004              2003
                                            --------   -------------   -------------   -----------------
Net Asset Value, Beginning of Period                       $11.05          $10.66             $9.19
Investment Operations:
 Net Investment Income (Loss)                                0.25            0.10              0.11
 Net Realized and Unrealized Gain (Loss)                     0.37            0.76              1.46
   Total Operations                                          0.62            0.86              1.57
                                            ------------------------------------------------------------
Distributions:
 From Net Investment Income                                 (0.16)          (0.44)            (0.10)
 From Net Realized Gains                                    (0.19)          (0.03)                -
   Total Distributions                                      (0.35)          (0.47)            (0.10)
Net Asset Value, End of Period                             $11.32          $11.05            $10.66
                                            ============================================================
Total Return(c)                                              5.61%           8.26%            17.25%
Net Assets, End of Period (000's)                        $208,959        $182,112           $83,165
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a,i)
    Net(e)                                                   0.90%           0.93%             1.06%
                                                                                 (h)
   Total(f)                                                  0.90%           0.93%             1.06%
                                                                                 (h)
 Net Investment Income (Loss) to Average
   Net Assets(a,i)                                           2.21%           0.89%             1.15%
 Portfolio Turnover Rate(b)                                    32%             11%               22%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Asset Allocation - Conservative Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C is November 11, 2002.
(h) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B and Class C, respectively.
(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(j) Does not include expenses of the investment companies in which the Fund invests.

TA IDEX LEGG MASON PARTNERS ALL CAP (FORMERLY, TA IDEX SALOMON ALL CAP)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Legg Mason Partners All Cap is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ClearBridge Advisors, LLC (ClearBridge), seeks to achieve this objective by investing fund assets principally in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies ClearBridge believes are undervalued in the marketplace. While ClearBridge selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small- to medium-sized companies when ClearBridge believes smaller companies offer more attractive value opportunities. The fund may invest in non-dividend paying stocks.

ClearBridge employs a two-step stock selection process in its search for undervalued stocks of temporarily out-of-favor companies. First, ClearBridge uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, it looks for a positive catalyst in the company's near term outlook which ClearBridge believes will accelerate earnings or improve the value of the company's assets. ClearBridge also emphasizes companies in those sectors of the economy which it believes are undervalued relative to other sectors.

When evaluating an individual stock, ClearBridge looks for:

- low market valuations measured by ClearBridge's valuation models.

- positive changes in earnings prospects because of factors such as:

  - new, improved or unique products and services

  - new or rapidly expanding markets for the company's products

  - new management

  - changes in the economic, financial, regulatory or political environment particularly affecting the company

  - effective research, product development and marketing

  - a business strategy not yet recognized by the marketplace

While the fund invests principally in common stocks, the fund may, to a lesser extent, invest in derivatives, foreign securities (up to 25% of assets) and other investment companies or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

  - changes in currency values

  - currency speculation

  - currency trading costs

  - different accounting and reporting practices

  - less information available to the public

  - less (or different) regulation of securities markets

  - more complex business negotiations

  - less liquidity

  - more fluctuations in prices

  - delays in settling foreign securities transactions

  - higher costs for holding shares (custodial fees)

  - higher transaction costs

  - vulnerability to seizure and taxes

  - political instability and small markets

  - different market trading days

TA IDEX LEGG MASON PARTNERS ALL CAP (FORMERLY, TA IDEX SALOMON ALL CAP)
--------------------------------------------------------------------------------

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 3000 Index, a widely recognized unmanaged index of market performance which is comprised of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR CHART)

2000                                                                             16.88
----                                                                             -----
2001                                                                              1.55
2002                                                                            -26.86
2003                                                                             37.56
2004                                                                              7.93
2005                                                                              5.14
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

TA IDEX LEGG MASON PARTNERS ALL CAP (FORMERLY, TA IDEX SALOMON ALL CAP)
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-----------------------------------------------------------------------
                                                            LIFE OF
                                         1 YEAR   5 YEARS   FUND(2)
-----------------------------------------------------------------------
  Class A
-----------------------------------------------------------------------
    Return before taxes                     _ %      _ %       _ %
-----------------------------------------------------------------------
    Return after taxes on
    distributions(3)                        _ %      _ %       _ %
-----------------------------------------------------------------------
    Return after taxes on distributions
    and sale of fund shares(3)              _ %      _ %       _ %
-----------------------------------------------------------------------
  Class B                                   _ %      _ %       _ %
-----------------------------------------------------------------------
  Class C                                   _ %      _ %       _ %
-----------------------------------------------------------------------
  Russell 3000 Index (reflects no
  deduction for fees, expenses or
  taxes)                                    _ %      _ %       _ %
-----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 1999. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to October 27, 2006, a different sub-adviser managed this fund. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to March 1, 2002, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
         SHAREHOLDER FEES (fees paid directly from your investment)
                                                CLASS OF SHARES
                                                ---------------
                                             A         B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on    5.50%      None      None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a percentage of purchase price or    None(a)   5.00%(b)   1.00%(c)
 redemption proceeds, whichever is
 lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount   2.00%     2.00%      2.00%
 redeemed)
----------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)
                                                CLASS OF SHARES
                                                ---------------
                                             A         B          C
----------------------------------------------------------------------------
 Management fees                           0.80%     0.80%      0.80%
 Distribution and service (12b-1) fees     0.35%     1.00%      1.00%
 Other expenses
----------------------------------------------------------------------------
                                             ----------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTIONS(e)
                                             ----------------------------
 NET OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
    A
    B(+)
    C
-------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
    A
    B(+)
    C
-------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.80%
Over $500 million...............................    0.675%

NOTE: The advisory fees for this fund were recently reduced.

TA IDEX LEGG MASON PARTNERS ALL CAP (FORMERLY, TA IDEX SALOMON ALL CAP)
--------------------------------------------------------------------------------

Prior to January 1, 2007, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   ClearBridge Advisors, LLC
   399 Park Avenue
   New York, New York 10022

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $20 million..................................  0.30%
Over $20 million up to $100 million................  0.50%
Over $100 million up to $500 million...............  0.40%
Over $500 million..................................  0.35%

NOTE: The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $20 million..................................  0.30%
Next $80 million...................................  0.50%
Over $100 million..................................  0.40%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGERS:

JOHN J. GOODE, managing director of ClearBridge, has managed this fund since May 2002. He joined ClearBridge (or its predecessor firms) in 1969.

PETER J. HABLE, managing director of ClearBridge, has managed this fund since May 2002. He joined ClearBridge (or its predecessor firms) in 1983.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

ClearBridge is a recently organized investment adviser that has been formed to succeed the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly owned subsidiary of Legg Mason, Inc.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX LEGG MASON PARTNERS ALL CAP (FORMERLY, TA IDEX SALOMON ALL CAP)
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                  CLASS A
                                    -------------------------------------------------------------------
                                                           For the Period Ended
                                                             October 31,(d,g)
                                    -------------------------------------------------------------------
                                     2006         2005          2004       2003       2002       2001
                                    -------   -------------   --------   --------   --------   --------
Net Asset Value, Beginning of
 Period                                           $14.80        $13.95     $10.34     $13.63     $15.51
Investment Operations:
 Net Investment Income (Loss)                       0.06         (0.03)     (0.04)         -       0.12
 Net Realized and Unrealized Gain
   (Loss)                                           1.24          0.88       3.65      (3.15)     (1.58)
 Total Operations                                   1.30          0.85       3.61      (3.15)     (1.46)
                                    -------------------------------------------------------------------
Distributions:
 From Net Investment Income                            -(h)          -          -          -          -
 From Net Realized Gains                               -             -          -      (0.14)     (0.42)
   Total Distributions                                 -             -          -      (0.14)     (0.42)
Net Asset Value, End of Period                    $16.10        $14.80     $13.95     $10.34     $13.63
                                    ===================================================================

Total Return(c)                                     8.79%         6.09%     34.91%    (23.44)%    (9.49)%
Net Assets, End of Period (000's)               $173,929      $438,047   $271,958    $57,528    $77,791
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                           1.32%         1.33%      1.55%      1.55%      1.58%
   Total(f)                                         1.32%         1.33%      1.64%      1.65%      1.68%
 Net Investment Income (Loss) to
   Average Net Assets(a)                            0.36%        (0.17)%    (0.36)%    (0.03)%     0.75%
 Portfolio Turnover Rate(b)                           27%           25%        30%       162%        82%

                                                                  CLASS B
                                    --------------------------------------------------------------------
                                                            For the Period Ended
                                                              October 31,(d,g)
                                    --------------------------------------------------------------------
                                      2006         2005          2004       2003       2002       2001
                                    --------   -------------   --------   --------   --------   --------
Net Asset Value, Beginning of
 Period                                            $14.27        $13.53     $10.08     $13.41     $15.36
Investment Operations:
 Net Investment Income (Loss)                       (0.09)        (0.11)     (0.12)     (0.10)      0.02
 Net Realized and Unrealized Gain
   (Loss)                                            1.21          0.85       3.57      (3.09)     (1.55)
 Total Operations                                    1.12          0.74       3.45      (3.19)     (1.53)
                                    --------------------------------------------------------------------
Distributions:
 From Net Investment Income                             -             -          -          -          -
 From Net Realized Gains                                -             -          -      (0.14)     (0.42)
   Total Distributions                                  -             -          -      (0.14)     (0.42)
Net Asset Value, End of Period                     $15.39        $14.27     $13.53     $10.08     $13.41
                                    ====================================================================
Total Return(c)                                      7.84%         5.48%     34.23%    (24.11)%   (10.09)%
Net Assets, End of Period (000's)                $123,494      $150,829   $158,147   $130,709   $167,214
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                            2.19%         1.97%      2.20%      2.20%      2.23%
   Total(f)                                          2.19%         1.97%      2.29%      2.30%      2.33%
 Net Investment Income (Loss) to
   Average Net Assets(a)                            (0.58)%       (0.80)%    (1.01)%    (0.68)%     0.10%
 Portfolio Turnover Rate(b)                            27%           25%        30%       162%        82%

                                                          CLASS C
                                    ----------------------------------------------------
                                                    For the Period Ended
                                                      October 31,(d,g)
                                    ----------------------------------------------------
                                     2006        2005          2004            2003
                                    -------   -----------   -----------   --------------
Net Asset Value, Beginning of
 Period                                          $14.26        $13.53         $10.26
Investment Operations:
 Net Investment Income (Loss)                     (0.08)        (0.12)         (0.12)
 Net Realized and Unrealized Gain
   (Loss)                                          1.21          0.85           3.39
 Total Operations                                  1.13          0.73           3.27
                                    ----------------------------------------------------
Distributions:
 From Net Investment Income                           -             -              -
 From Net Realized Gains                              -             -              -
   Total Distributions                                -             -              -
Net Asset Value, End of Period                   $15.39        $14.26         $13.53
                                    ====================================================
Total Return(c)                                    7.89%         5.43%         31.87%
Net Assets, End of Period (000's)               $49,909       $65,391         $2,547
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                          2.15%         1.99%          2.20%
   Total(f)                                        2.15%         1.99%          2.29%
 Net Investment Income (Loss) to
   Average Net Assets(a)                          (0.53)%       (0.83)%        (1.01)%
 Portfolio Turnover Rate(b)                          27%           25%            30%

NOTES TO FINANCIAL HIGHLIGHTS

(a)   Annualized.
(b)   Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Equity is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- EQUITY SECURITIES
TIM generally invests at least 80% of the fund's assets in a diversified portfolio of domestic common stocks. TIM believes in long-term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

- shareholder-oriented management

- dominance in market share

- cost production advantages

- leading brands

- self-financed growth

- attractive reinvestment opportunities

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index (Russell 1000 Growth), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR GRAPH)

2001                                                                            -17.53
----                                                                            ------
2002                                                                            -23.39
2003                                                                             29.78
2004                                                                             14.07
2005                                                                             15.29
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                        %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                          LIFE OF
                                       1 YEAR   5 YEARS   FUND(2)
---------------------------------------------------------------------
  Class A
---------------------------------------------------------------------
    Return before taxes                   _ %       _ %      _ %
---------------------------------------------------------------------
    Return after taxes on
    distributions(3)                      _ %       _ %      _ %
---------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                             _ %       _ %      _ %
---------------------------------------------------------------------
  Class B                                 _ %       _ %      _ %
---------------------------------------------------------------------
  Class C                                 _ %         _      _ %
---------------------------------------------------------------------
  Russell 1000 Growth (reflects no
  deduction for fees, expenses or
  taxes)                                  _ %       _ %      _ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2000. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A          B          C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         5.50%       None       None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    None(a)    5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days   2.00%      2.00%      2.00%
 or less (as a percentage of amount redeemed)
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A          B          C
-----------------------------------------------------------------------------
 Management fees                                0.75%      0.75%      0.75%
 Distribution and service (12b-1) fees          0.35%      1.00%      1.00%
 Other expenses
-----------------------------------------------------------------------------
                                                  ------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(E)
                                                  ------------------------
 NET OPERATING EXPENSES
-----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are estimates based upon the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect current expenses, contractual advisory fees, and/or expense limits.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.17%, excluding 12b-l fees and extraordinary expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million.................................   0.75%
Over $500 million up to $2.5 billion...............   0.70%
Over $2.5 billion..................................   0.65%

NOTE: The advisory fees for this fund were recently reduced.

Prior to October 27, 2006, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $500 million.................................   0.75%
Over $500 million..................................   0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $500 million.................................   0.35%
Over $500 million up to $2.5 billion...............   0.30%
Over $2.5 billion..................................   0.25%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

NOTE: The sub-advisory fees for this fund were recently reduced.

Prior to October 27, 2006, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $500 million.................................   0.35%
Over $500 million..................................   0.30%

less 50% of any amount reimbursed pursuant to the fund's limitation.

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGER:

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982, he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                         CLASS A
                                            -----------------------------------------------------------------
                                                                  For the Period Ended
                                                                    October 31,(d,g)
                                            -----------------------------------------------------------------
                                             2006         2005          2004       2003      2002      2001
                                            -------   -------------   --------   --------   -------   -------
Net Asset Value, Beginning of Period                       $7.44         $6.86      $5.52     $6.38    $10.16
Investment Operations:
 Net Investment Income (Loss)                              (0.02)        (0.07)     (0.05)    (0.07)    (0.10)
 Net Realized and Unrealized Gain (Loss)                    1.58          0.65       1.39     (0.79)    (3.68)
   Total Operations                                         1.56          0.58       1.34     (0.86)    (3.78)
                                            -----------------------------------------------------------------
Distributions:
 From Net Investment Income                                    -             -          -         -         -
 From Net Realized Gains                                   (0.13)            -          -         -         -
   Total Distributions                                     (0.13)            -          -         -         -
Net Asset Value, End of Period                             $8.87         $7.44      $6.86     $5.52     $6.38
                                            -----------------------------------------------------------------

Total Return(c)                                            21.16%         8.45%     24.28%   (13.50)%  (37.20)%
Net Assets, End of Period (000's)                       $301,635      $176,851    $56,618   $25,127    $2,750
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                   1.36%         1.50%      1.56%     1.74%     1.55%
   Total(f)                                                 1.36%         1.50%      1.56%     2.32%     2.75%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           (0.27)%       (0.90)%    (0.87)%   (1.19)%   (1.15)%
 Portfolio Turnover Rate(b)                                   39%           97%        55%       19%       42%

                                                                          CLASS B
                                            -------------------------------------------------------------------
                                                                   For the Period Ended
                                                                     October 31,(d,g)
                                            -------------------------------------------------------------------
                                             2006         2005          2004       2003       2002       2001
                                            -------   -------------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                       $7.19         $6.68      $5.40      $6.29     $10.12
Investment Operations:
 Net Investment Income (Loss)                              (0.08)        (0.11)     (0.09)     (0.12)     (0.16)
 Net Realized and Unrealized Gain (Loss)                    1.51          0.62       1.37      (0.77)     (3.67)
   Total Operations                                         1.43          0.51       1.28      (0.89)     (3.83)
                                            -------------------------------------------------------------------
Distributions:
 From Net Investment Income                                    -             -          -          -          -
 From Net Realized Gains                                   (0.13)            -          -          -          -
   Total Distributions                                     (0.13)            -          -          -          -
Net Asset Value, End of Period                             $8.49         $7.19      $6.68      $5.40      $6.29
                                            -------------------------------------------------------------------
Total Return(c)                                            20.03%         7.68%     23.70%    (14.22)%   (37.78)%
Net Assets, End of Period (000's)                        $49,865       $47,928     $4,613     $2,732     $3,070
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                   2.18%         2.20%      2.21%      2.39%      2.20%
   Total(f)                                                 2.61%         2.72%      2.21%      2.98%      3.40%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           (0.99)%       (1.62)%    (1.52)%    (1.84)%    (1.80)%
 Portfolio Turnover Rate(b)                                   39%           97%        55%        19%        42%

                                                                  CLASS C
                                            ----------------------------------------------------
                                                            For the Period Ended
                                                              October 31,(d,g)
                                            ----------------------------------------------------
                                             2006        2005          2004            2003
                                            -------   -----------   -----------   --------------
Net Asset Value, Beginning of Period                      $7.20         $6.68          $5.30
Investment Operations:
 Net Investment Income (Loss)                             (0.08)        (0.11)         (0.09)
 Net Realized and Unrealized Gain (Loss)                   1.51          0.63           1.47
   Total Operations                                        1.43          0.52           1.38
                                            ----------------------------------------------------
Distributions:
 From Net Investment Income                                   -             -              -
 From Net Realized Gains                                  (0.13)            -              -
   Total Distributions                                    (0.13)            -              -
Net Asset Value, End of Period                            $8.50         $7.20          $6.68
                                            ----------------------------------------------------
Total Return(c)                                           20.05%         7.78%         26.04%
Net Assets, End of Period (000's)                       $23,656       $21,808         $1,435
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  2.18%         2.20%          2.21%
   Total(f)                                                2.31%         2.55%          2.21%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          (1.00)%       (1.63)%        (1.52)%
 Portfolio Turnover Rate(b)                                  39%           97%            55%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Transamerica Equity commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Growth Opportunities is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

- strong potential for steady growth

- high barriers to competition

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell Midcap(R) Growth Index, a widely recognized unmanaged index of market performance which measures the performance of mid-cap growth companies (mid-cap companies with high price-to-book ratios and high forecasted growth values). The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR CHART)

2001                                                                            -17.69
----                                                                            ------
2002                                                                            -13.69
2003                                                                             30.61
2004                                                                             14.77
2005                                                                             15.38
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                        %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

------------------------------------------------------------------------
                                                             LIFE OF
                                          1 YEAR   5 YEARS   FUND(2)
------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------
    Return before taxes                     _ %       _ %       _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                        _ %       _ %       _ %
------------------------------------------------------------------------
    Return after taxes on distributions
    and sale of fund shares(3)              _ %       _ %       _ %
------------------------------------------------------------------------
  Class B                                   _ %       _ %       _ %
------------------------------------------------------------------------
  Class C                                   _ %         _       _ %
------------------------------------------------------------------------
  Russell Midcap(R) Growth Index
  (reflects no deduction for fees,
  expenses or taxes)                        _ %       _ %       _ %
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2000. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A          B          C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         5.50%       None       None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    None(a)    5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days   2.00%      2.00%      2.00%
 or less (as a percentage of amount redeemed)
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A          B          C
-----------------------------------------------------------------------------
 Management fees                                0.78%      0.78%      0.78%
 Distribution and service (12b-1) fees          0.35%      1.00%      1.00%
 Other expenses
-----------------------------------------------------------------------------
                                                  ------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(e)
                                                  ------------------------
 NET OPERATING EXPENSES
-----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based upon the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.40%, excluding 12b-1 fees and extraordinary expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.80%
Over $250 million up to $500 million.............    0.75%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $100 million...............................    0.40%
Over $100 million................................    0.35%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

EDWARD S. HAN is Principal and Portfolio Manager at TIM. Mr. Han is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. Prior to joining TIM's predecessor in 1998, he was a Vice President of Corporate Banking at Bank of America. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

JOHN J. HUBER, CFA, is Principal and Portfolio Manager at TIM. Mr. Huber is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund (since August
2005). He also manages institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber's analytical responsibilities include covering the Financial Services, Producer Durables, Autos and Transportation, and Materials and Processing sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                         CLASS A
                                            -----------------------------------------------------------------
                                                                  For the Period Ended
                                                                    October 31,(d,g)
                                            -----------------------------------------------------------------
                                             2006         2005          2004       2003      2002      2001
                                            -------   -------------   --------   --------   -------   -------
Net Asset Value, Beginning of Period                       $6.61         $5.95      $4.81     $4.81     $8.70
Investment Operations:
 Net Investment Income (Loss)                              (0.02)        (0.03)     (0.06)    (0.06)    (0.07)
 Net Realized and Unrealized Gain (Loss)                    1.26          0.69       1.20      0.06     (3.82)
   Total Operations                                         1.24          0.66       1.14         -     (3.89)
                                            -----------------------------------------------------------------
Distributions:
 From Net Investment Income                                    -             -          -         -         -
 From Net Realized Gains                                       -             -          -         -         -
   Total Distributions                                         -             -          -         -         -
Net Asset Value, End of Period                             $7.85         $6.61      $5.95     $4.81     $4.81
                                            =================================================================

Total Return(c)                                            18.76%        11.09%     23.70%     0.05%   (44.76)%
Net Assets, End of Period (000's)                       $256,559      $230,633   $147,340   $12,687    $3,807
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                   1.41%         1.43%      1.75%     1.74%     1.55%
   Total(f)                                                 1.41%         1.43%      2.21%     2.53%     2.83%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           (0.30)%       (0.47)%    (1.11)%   (1.35)%   (1.11)%
 Portfolio Turnover Rate(b)                                   34%           43%        97%       32%       59%

                                                                          CLASS B
                                            -------------------------------------------------------------------
                                                                   For the Period Ended
                                                                     October 31,(d,g)
                                            -------------------------------------------------------------------
                                             2006         2005          2004       2003       2002       2001
                                            -------   -------------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                       $6.37         $5.79      $4.70      $4.73      $8.66
Investment Operations:
 Net Investment Income (Loss)                              (0.09)        (0.09)     (0.09)     (0.11)     (0.10)
 Net Realized and Unrealized Gain (Loss)                    1.20          0.67       1.18       0.08      (3.83)
   Total Operations                                         1.11          0.58       1.09      (0.03)     (3.93)
                                            -------------------------------------------------------------------
Distributions:
 From Net Investment Income                                    -             -          -          -          -
 From Net Realized Gains                                       -             -          -          -          -
   Total Distributions                                         -             -          -          -          -
Net Asset Value, End of Period                             $7.48         $6.37      $5.79      $4.70      $4.73
                                            ===================================================================
Total Return(c)                                            17.43%        10.02%     23.19%     (0.70)%   (45.35)%
Net Assets, End of Period (000's)                        $74,589       $77,869    $52,492     $5,897     $4,513
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                   2.40%         2.40%      2.41%      2.39%      2.20%
   Total(f)                                                 2.61%         2.64%      2.87%      3.18%      3.48%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           (1.29)%       (1.44)%    (1.76)%    (2.00)%    (1.76)%
 Portfolio Turnover Rate(b)                                   34%           43%        97%        32%        59%

                                                                  CLASS C
                                            ----------------------------------------------------
                                                            For the Period Ended
                                                              October 31,(d,g)
                                            ----------------------------------------------------
                                             2006        2005          2004            2003
                                            -------   -----------   -----------   --------------
Net Asset Value, Beginning of Period                      $6.38         $5.79          $4.62
Investment Operations:
 Net Investment Income (Loss)                             (0.09)        (0.10)         (0.09)
 Net Realized and Unrealized Gain (Loss)                   1.20          0.69           1.26
   Total Operations                                        1.11          0.59           1.17
                                            ----------------------------------------------------
Distributions:
 From Net Investment Income                                   -             -              -
 From Net Realized Gains                                      -             -              -
   Total Distributions                                        -             -              -
Net Asset Value, End of Period                            $7.49         $6.38          $5.79
                                            ====================================================
Total Return(c)                                           17.40%        10.19%         25.32%
Net Assets, End of Period (000's)                       $25,432       $28,103           $483
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  2.40%         2.40%          2.42%
   Total(f)                                                2.54%         2.65%          2.89%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          (1.29)%       (1.58)%        (1.78)%
 Portfolio Turnover Rate(b)                                  34%           43%            97%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Transamerica Growth Opportunities ("the Fund") commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY (FORMERLY,
TA IDEX GREAT COMPANIES - TECHNOLOGY(SM))
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Science & Technology is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing in, under normal circumstances, at least 80% of its assets in common stocks of companies that are expected to benefit from the development, advancement and use of science and technology. These companies may include, without limitation, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

In choosing securities, the portfolio managers take a fundamental and research-driven approach to investing in growth stocks. The fund generally invests in companies that rely extensively on technology in their product development or operations and have benefited from technological progress in their operating history or have enabled such progress in others, with a particular focus on companies in developing segments of the sector.

The portfolio managers seek to identify the companies best positioned to benefit from change; generally those with superior business models, proven management teams and businesses that are producing substantial cash flow. Critical to the investment process is the identification of companies exhibiting the highest growth potential at the most attractive prices/valuations. TIM seeks to pay a fair price relative to a company's intrinsic business value and/or projected growth rate or relative to alternative investments within an industry.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
----------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SCIENCE AND TECHNOLOGY STOCKS
Securities of science and technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally dependent upon or associated with scientific technological issues. The entire value of the fund may decrease if technology-related industries decline. Further, the prices of many science and technology companies have experienced considerable volatility in the past and may do so in the future.

- HEALTH CARE SECTOR
Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A health care company's valuation can often be based largely on the potential or actual performance of a limited number of products. A health care company's valuation can be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY (FORMERLY,
TA IDEX GREAT COMPANIES - TECHNOLOGY(SM))
--------------------------------------------------------------------------------

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones US Technology, a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR GRAPH)

2001                                                                            -34.36
----                                                                            ------
2002                                                                            -39.42
2003                                                                             48.81
2004                                                                              7.47
2005                                                                              1.35
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                        %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------------
                                                                LIFE OF
                                       1 YEAR      5 YEARS      FUND(2)
-------------------------------------------------------------------------
  Class A
-------------------------------------------------------------------------
    Return before taxes                    _ %         _ %          _ %
-------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                       _ %         _ %          _ %
-------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                              _ %         _ %          _ %
-------------------------------------------------------------------------
  Class B                                  _ %         _ %          _ %
-------------------------------------------------------------------------
  Class C                                  _ %         _ %          _ %
-------------------------------------------------------------------------
  Dow Jones US Technology (reflects
    no deduction for fees, expenses,
    or taxes)                              _ %         _ %          _ %
-------------------------------------------------------------------------
  NASDAQ 100 Index(4) (reflects no
  deduction for fees, expenses or
  taxes)                                   _ %         _ %          _ %
-------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on July 14, 2000. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index served as the fund's benchmark prior to October 27, 2006. The Dow Jones US Technology was added to make more meaningful comparisons of the fund's performance relative to the strategy it employs.

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY (FORMERLY,
TA IDEX GREAT COMPANIES - TECHNOLOGY(SM))
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                                 A          B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on        5.50%       None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption   None(a)    5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount       2.00%      2.00%      2.00%
 redeemed)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                     CLASS OF SHARES
                                                     ---------------
                                                 A          B          C
----------------------------------------------------------------------------
 Management fees                               0.78%      0.78%      0.78%
 Distribution and service (12b-1) fees         0.35%      1.00%      1.00%
 Other expenses
----------------------------------------------------------------------------
                                                -------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(E)
                                               ---------------------------
 NET OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect current expenses, contractual advisory fees, and/or expense limits.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.18%, excluding 12b-l fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.18%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

ALL AVERAGE DAILY NET ASSETS
First $500 million...............................    0.78%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.35%
Over $250 million up to $500 million.............    0.30%
Over $500 million................................    0.25%

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY (FORMERLY,
TA IDEX GREAT COMPANIES - TECHNOLOGY(SM))
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS:

KIRK J. KIM (Lead Portfolio Manager) is Principal and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the convertible bond discipline. Prior to joining TIM's predecessor in 1997, he worked as a securities analyst for the Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982, he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

JOSHUA D. SHASKAN, CFA, is Principal and Portfolio Manager at TIM. He manages accounts in the Small and Small/Mid Cap Growth Equity disciplines. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Shaskan served as an Investment Specialist for Wells Fargo Securities. He earned an M.B.A. from UCLA and has 13 years of investment experience.

JEFFREY J. HOO, CFA, is Principal and Portfolio Manager at TIM. Mr. Hoo manages sub-advised funds and institutional separate accounts in the Micro Cap Equity discipline. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Hoo worked at Sony Pictures Entertainment and KPMG Peat Marwick. Mr. Hoo earned a B.A. from Duke University and an M.B.A. from UCLA.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY (FORMERLY, TA IDEX GREAT
COMPANIES - TECHNOLOGY(SM))
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                             CLASS A
                                            -------------------------------------------------------------------------
                                                                      For the Period Ended
                                                                        October 31,(d,g)
                                            -------------------------------------------------------------------------
                                             2006       2005          2004            2003          2002       2001
                                            -------   ---------   -------------   -------------   ---------   -------
Net Asset Value, Beginning of Period                     $3.80         $3.61           $2.56         $3.63      $7.93
Investment Operations:
 Net Investment Income (Loss)                             0.03         (0.04)          (0.04)        (0.05)     (0.06)
 Net Realized and Unrealized Gain (Loss)                  0.02          0.23            1.09         (1.02)     (4.24)
   Total Operations                                       0.05          0.19            1.05         (1.07)     (4.30)
                                            -------------------------------------------------------------------------
Distributions:
 From Net Investment Income                              (0.03)            -               -             -          -
 From Net Realized Gains                                     -             -               -             -          -
   Total Distributions                                   (0.03)            -               -             -          -
Net Asset Value, End of Period                           $3.82         $3.80           $3.61         $2.56      $3.63
                                            -------------------------------------------------------------------------

Total Return(c)                                           1.23%         5.26%          41.02%       (29.45)%   (54.26)%
Net Assets, End of Period (000's)                      $65,423      $119,985         $78,289        $6,445     $7,106
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.32%         1.36%           1.55%         1.55%      1.55%
   Total(f)                                               1.32%         1.36%           1.90%         2.61%      2.68%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          0.63%        (1.12)%         (1.23)%       (1.40)%    (1.04)%
 Portfolio Turnover Rate(b)                                 73%           41%             24%           64%        58%

                                                                       CLASS B
                                            -------------------------------------------------------------
                                                                For the Period Ended
                                                                  October 31,(d,g)
                                            -------------------------------------------------------------
                                             2006      2005       2004       2003       2002       2001
                                            -------   -------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                    $3.68      $3.51      $2.50      $3.58      $7.91
Investment Operations:
 Net Investment Income (Loss)                           (0.02)     (0.06)     (0.06)     (0.08)     (0.10)
 Net Realized and Unrealized Gain (Loss)                 0.02       0.23       1.07      (1.00)     (4.23)
   Total Operations                                         -       0.17       1.01      (1.08)     (4.33)
                                            -------------------------------------------------------------
Distributions:
 From Net Investment Income                                 -          -          -          -          -
 From Net Realized Gains                                    -          -          -          -          -
   Total Distributions                                      -          -          -          -          -
Net Asset Value, End of Period                          $3.68      $3.68      $3.51      $2.50      $3.58
                                            -------------------------------------------------------------
Total Return(c)                                          0.00%      4.84%     40.40%    (30.12)%   (54.80)%
Net Assets, End of Period (000's)                      $5,316     $6,874     $7,864     $4,348     $5,938
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.20%      1.91%      2.20%      2.20%      2.20%
   Total(f)                                              2.68%      1.91%      2.55%      3.26%      3.33%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        (0.58)%    (1.68)%    (1.88)%    (2.05)%    (1.69)%
 Portfolio Turnover Rate(b)                                73%        41%        24%        64%        58%

                                                              CLASS C
                                            --------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            --------------------------------------------
                                             2006      2005      2004          2003
                                            -------   -------   -------   --------------
Net Asset Value, Beginning of Period                    $3.67     $3.51        $2.45
Investment Operations:
 Net Investment Income (Loss)                           (0.02)    (0.07)       (0.06)
 Net Realized and Unrealized Gain (Loss)                 0.02      0.23         1.12
   Total Operations                                         -      0.16         1.06
                                            --------------------------------------------
Distributions:
 From Net Investment Income                                 -         -            -
 From Net Realized Gains                                    -         -            -
   Total Distributions                                      -         -            -
Net Asset Value, End of Period                          $3.67     $3.67        $3.51
                                            --------------------------------------------
Total Return(c)                                          0.00%     4.56%       43.27%
Net Assets, End of Period (000's)                      $2,779    $4,089         $739
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.20%     2.20%        2.20%
   Total(f)                                              2.65%     2.60%        2.55%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        (0.51)%   (1.94)%      (1.88)%
 Portfolio Turnover Rate(b)                                73%       41%          24%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable periods without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Small/Mid Cap Value seeks to maximize total return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing, under normal conditions, at least 80% of its assets in small- and mid-cap equity securities of domestic companies. The fund defines small-and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion.

The fund generally will invest in small and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability. TIM's security selection process favors companies with above-average normalized net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well. TIM also reviews the company's products/services, market position, industry condition, financial and accounting policies and quality of management. Securities of issuers that possess the greatest combination of the aforementioned attributes are then prioritized as candidates for purchase.

Although the fund will invest primarily in publicly traded U.S. securities, it will be able to invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of the Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small/mid-sized company stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 2500 Value Index, a widely recognized unmanaged index of market performance which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR CHART)                    ------------------

2002                                                                            -15.61
----                                                                            ------
2003                                                                             50.35
2004                                                                             23.55
2005                                                                             11.45
2006

------------------------------------------------------------
CLASS A SHARES:               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        _%
------------------------------------------------------------
  Worst Quarter:                                       _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

----------------------------------------------------------------------
                                                           LIFE OF
                                                  1 YEAR   FUND(2)
----------------------------------------------------------------------
  Class A
----------------------------------------------------------------------
    Return before taxes                             _ %       _ %
----------------------------------------------------------------------
    Return after taxes on distributions(3)          _ %       _ %
----------------------------------------------------------------------
    Return after taxes on distributions and sale
    of fund shares(3)                               _ %       _ %
----------------------------------------------------------------------
  Class B                                           _ %       _ %
----------------------------------------------------------------------
  Class C                                           _ %       _ %
----------------------------------------------------------------------
  Russell 2500 Value Index (reflects no
  deduction for fees, expenses or taxes)            _ %       _ %
----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) This fund commenced operations on April 2, 2001. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to March 1, 2004, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B         C
---------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          5.50%    None       None
 purchases (as a % of offering price)
---------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption     None(a)  5.00%(b)  1.00%(c)
 proceeds, whichever is lower)
---------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days    2.00%    2.00%     2.00%
 or less (as a percentage of amount redeemed)
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B         C
---------------------------------------------------------------------------
 Management fees                                 0.80%    0.80%     0.80%
 Distribution and service                        0.35%    1.00%     1.00%
 (12b-1) fees
 Other expenses
---------------------------------------------------------------------------
                                                    -----------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(e)                            0.00%    0.00%     0.00%
                                                    -----------------------
 NET OPERATING EXPENSES
---------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.40%, excluding 12b-1 fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement on any day the estimated annualized fund operating expenses are less than 1.40%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

---------------------------------------------------------
  IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS

First $500 million...............................    0.80%
Over $500 million................................    0.75%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of ___ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $500 million..............................    0.375%
Over $500 million...............................    0.325%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGER:

MICHELLE E. STEVENS, CFA, is Principal, Managing Director and Portfolio Manager at TIM. She manages sub-advised funds and institutional separate accounts in the Small and Small/Mid Value Equity disciplines. Prior to joining TIM in 2001, Ms. Stevens served as Vice President and Director of small, mid, and flex cap investing for Dean Investment Associates. Ms. Stevens holds an M.B.A. from the University of Cincinnati and received her B.A. in economics from Wittenberg University.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                       CLASS A
                                            --------------------------------------------------------------
                                                                 For the Period Ended
                                                                   October 31,(d,g)
                                            --------------------------------------------------------------
                                              2006       2005       2004       2003      2002       2001
                                            --------   --------   --------   --------   -------   --------
Net Asset Value, Beginning of Period                     $14.32     $12.94      $9.09    $10.12     $10.00
Investment Operations:
 Net Investment Income (Loss)                              0.03       0.04      (0.11)    (0.07)     (0.02)
 Net Realized and Unrealized Gain (Loss)                   2.85       2.56       3.96     (0.96)      0.14
   Total Operations                                        2.88       2.60       3.85     (1.03)      0.12
                                            --------------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.09)         -          -         -          -
 From Net Realized Gains                                  (0.42)     (1.22)         -         -          -
   Total Distributions                                    (0.51)     (1.22)         -         -          -
Net Asset Value, End of Period                           $16.69     $14.32     $12.94     $9.09     $10.12
                                            ==============================================================

Total Return(c)                                           20.41%     20.61%     42.35%   (10.18)%     1.20%
Net Assets End of Period (000's)                       $386,346   $334,763   $149,557   $45,500     $6,536
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.24%      1.32%      1.73%     1.85%      1.85%
   Total(f)                                                1.24%      1.32%      1.73%     1.98%      3.56%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           0.20%      0.31%     (1.04)%   (0.88)%    (0.32)%
   Portfolio Turnover Rate(b)                                42%        81%        55%       22%         8%

                                                                     CLASS B
                                            ----------------------------------------------------------
                                                               For the Period Ended
                                                                 October 31,(d,g)
                                            ----------------------------------------------------------
                                              2006      2005      2004      2003      2002      2001
                                            --------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                    $13.97    $12.73     $8.98    $10.08    $10.00
Investment Operations:
 Net Investment Income (Loss)                            (0.11)    (0.06)    (0.17)    (0.19)    (0.05)
 Net Realized and Unrealized Gain (Loss)                  2.77      2.52      3.92     (0.91)     0.13
   Total Operations                                       2.66      2.46      3.75     (1.10)     0.08
                                            ----------------------------------------------------------
Distributions:
 From Net Investment Income                                  -         -         -         -         -
 From Net Realized Gains                                 (0.42)    (1.22)        -         -         -
   Total Distributions                                   (0.42)    (1.22)        -         -         -
Net Asset Value, End of Period                          $16.21    $13.97    $12.73     $8.98    $10.08
                                            ==========================================================
Total Return(c)                                          19.30%    19.85%    41.76%   (10.91)%    0.80%
Net Assets End of Period (000's)                       $46,410   $40,477   $33,196   $24,391    $7,604
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 2.14%     1.97%     2.38%     2.50%     2.50%
   Total(f)                                               2.14%     1.97%     2.38%     2.63%     4.21%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         (0.70)%   (0.43)%   (1.69)%   (1.53)%   (0.97)%
   Portfolio Turnover Rate(b)                               42%       81%       55%       22%        8%

                                                               CLASS C
                                            ---------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            ---------------------------------------------
                                              2006      2005      2004          2003
                                            --------   -------   -------   --------------
Net Asset Value, Beginning of Period                    $13.96    $12.73        $9.01
Investment Operations:
 Net Investment Income (Loss)                            (0.12)    (0.01)       (0.18)
 Net Realized and Unrealized Gain (Loss)                  2.77      2.46         3.90
   Total Operations                                       2.65      2.45         3.72
                                            ---------------------------------------------
Distributions:
 From Net Investment Income                              (0.01)        -            -
 From Net Realized Gains                                 (0.42)    (1.22)           -
   Total Distributions                                   (0.43)    (1.22)           -
Net Asset Value, End of Period                          $16.18    $13.96       $12.73
                                            =============================================
Total Return(c)                                          19.22%    19.78%       41.29%
Net Assets End of Period (000's)                       $21,532   $19,678       $1,995
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 2.20%     2.07%        2.38%
   Total(f)                                               2.20%     2.07%        2.38%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         (0.76)%   (0.02)%      (1.69)%
   Portfolio Turnover Rate(b)                               42%       81%          55%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Transamerica Small/Mid Cap Value ("the Fund") commenced operations on April 2, 2001. The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Multi-Manager International Fund (the "Fund") is long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying Transamerica IDEX mutual funds.

In seeking to achieve its investment objective, the Fund follows the following investment strategies:

- Under normal market conditions, the Fund expects to invest primarily in underlying funds that invest primarily in international (developed and emerging markets) equities. The underlying funds generally expect to be invested in more than three different countries.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund seeks to periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to adjust its allocations to favor investments that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying TA IDEX funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks, which mostly depend on the risks of the underlying funds in which it invests (each underlying fund is not necessarily subject to each risk listed below - see the description of the underlying funds above):

- ASSET ALLOCATION
The Portfolio Construction Team allocates the Fund's assets among underlying funds. These allocations may not be successful. For example, the underlying funds may underperform other funds or investment options, or the Fund may be underweighted in underlying funds that are enjoying significant returns and overweighted in underlying funds that are suffering from significant declines.

- UNDERLYING FUNDS
The Fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rata portion of whose operating expenses the Fund bears. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. To the extent that an underlying fund invests in other investment companies, the underlying fund is also subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally. Accordingly, the Fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks listed below. In addition, the Fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by the Fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. The Fund's investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the Fund.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks an underlying fund may hold fluctuate in price, the value of your investments in the underlying fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

TA IDEX MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------------

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, an underlying fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. An underlying fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the underlying funds if they cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, an underlying fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that an underlying fund will be able to engage in these transactions to reduce exposure to other risks.

- HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose an underlying fund to leverage risks or carry liquidity risks.

- OPTIONS
Investing in financial contracts such as options involves additional risks and costs. Risks include, without limitation:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the Fund may incur substantial losses

- SHORT SALES
A short sale is effected by selling a security that an underlying fund does not own; or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the underlying fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

- REPURCHASE AGREEMENTS
Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, an underlying fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, an underlying fund could lose money.

- CREDIT RISK
An underlying fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- HIGH-YIELD DEBT SECURITY RISK
High-yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high-yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher-quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the

TA IDEX MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------------

economy. In addition, the secondary market for such securities may not be as liquid as that for more highly-rated debt securities. As a result, an underlying fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing. When an underlying fund invests in high-yield securities, it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

- DISTRESSED SECURITIES
An underlying fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, an underlying fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. An underlying fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

- HEDGING
An underlying fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- CURRENCY RISK
When an underlying fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an underlying fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an underlying fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- DEFAULT RISK
An underlying fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of an underlying fund.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- SECURITIES LENDING
An underlying fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying fund may lose money and there may be a delay in recovering the loaned securities. An underlying fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to an underlying fund.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the sub-adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an underlying fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent an underlying fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that

TA IDEX MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------------

may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- PRECIOUS METAL RELATED SECURITIES
Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- MORTGAGE RISK
Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. An underlying fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receiving less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value

- risks relating to general and local economic conditions

- over-building

- increased competition for assets in local and regional markets

- increases in property taxes

- increases in operating expenses or interest rates

- change in neighborhood value or the appeal of properties to tenants

- insufficient levels of occupancy

- inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- REITS
Equity Real Estate Investment Trusts ("REITs") can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

- INVESTMENT COMPANIES
To the extent that an underlying fund invests in other investment companies such as Exchange-Traded Funds ("ETFs"), it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

- EXCHANGE-TRADED FUNDS
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and an underlying fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

- SYNDICATED BANK LOANS
An underlying fund may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and an underlying fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, an underlying fund may be subject to the credit risks of both the borrower and the lender

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--------------------------------------------------------------------------------

that is selling the participation. When purchasing a loan assignment, an underlying fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to an underlying fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an underlying fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

- PORTFOLIO TURNOVER
The underlying funds may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the underlying funds. The underlying funds ultimately pass these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the Fund, as it was not available until March 1, 2006. Performance information for the Fund will appear in a future version of this prospectus once the Fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                       CLASS OF SHARES
                                                       ---------------
                                                      A        B       C
--------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases   5.50%    None    None
 (as a % of offering price)
--------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption        None(a)   5.00%(b) 1.00%(c)
 proceeds, whichever is lower)
--------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days or    2.00%    2.00%   2.00%
 less (as a percentage of amount redeemed)
--------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(d)
                                                       CLASS OF SHARES
                                                       ---------------
                                                      A        B       C
--------------------------------------------------------------------------
 Management fees                                    0.10%    0.10%   0.10%
 Distribution and service (12b-1) fees              0.35%    1.00%   1.00%
 Acquired Fund Fee and Expenses (fees and
 expenses of underlying funds)
 Other expenses
--------------------------------------------------------------------------
                                                     -------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(f)
 EXPENSE REDUCTION(e)                               0.00%    0.00%   0.00%
                                                     -------------------
 NET OPERATING EXPENSES(f)
--------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Other expenses are based on estimates.
(e) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent such expenses exceed 0.45%, excluding 12b-1 fees and, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(f) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

TA IDEX MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-------------------------------------------------------
SHARE CLASS              1 YEAR            3 YEARS
-------------------------------------------------------
       A                  $                  $
       B                  $                  $
       C                  $                  $
-------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-------------------------------------------------------
SHARE CLASS            1 YEAR            3 YEARS
-------------------------------------------------------
       A                  $                  $
       B                  $                  $
       C                  $                  $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered

TA IDEX MULTI-MANAGER INTERNATIONAL FUND
--------------------------------------------------------------------------------

Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements will be available in the TA INDEX'S semi-annual report for the fiscal period ending April 30, 2007.

(DOLLAR ICON)
UNDERLYING FUND EXPENSES
---------------------------------------------------------

Shareholders in the Fund will bear indirectly the proportionate expenses of the underlying TA IDEX funds in which the Fund invests.

After combining the total net operating expenses of the Fund with the weighted average of the estimated total net operating expense ratios of the Class I Shares of the underlying funds in which it contemplates to invest, the total annualized weighted average expense ratios of each class of shares of the Fund (calculated as a percentage of average net assets) are estimated to be as follows:

CLASS A   CLASS B   CLASS C
-------   -------   -------
     %         %         %

These expense ratios are estimates only, and may vary.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TEMPLETON TRANSAMERICA GLOBAL (FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Templeton Transamerica Global is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's assets are allocated between two sub-advisers, Transamerica Investment Management, LLC (TIM) and Templeton Investment Counsel, LLC (Templeton). TIM manages a portion of the fund's assets composed of domestic securities (called the "domestic portfolio"), and Templeton manages a portion of the fund's assets composed of non-U.S. securities (called the "international portfolio"). The percentage of assets allocated to each manager generally is based on the weighting of securities from U.S. and foreign issuers comprising the Morgan Stanley Capital International World Index (MSCIW Index), a market capitalization-weighted benchmark index made up of equities from 23 countries, including the U.S. Each of the domestic and international percentages of the fund are adjusted periodically to account for changes that may be made in the composition of the MSCIW Index.

DOMESTIC PORTFOLIO

The fund will invest, under normal circumstances, at least 80% of the fund's assets in the "domestic portfolio" in a diversified portfolio of domestic common stocks that are believed by TIM to have the defining feature of premier growth companies that are undervalued in the stock market. TIM uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in equity securities. TIM believes in long-term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company. TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features -- shareholder-oriented management, dominance in market share, cost production advantages, leading brands, self-financed growth and attractive reinvestment opportunities.

INTERNATIONAL PORTFOLIO

Templeton seeks to achieve the fund's objective by investing in foreign securities. Templeton normally will invest primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

For purposes of the fund's investments, "foreign securities" means those securities issued by companies that:

- have its principal securities trading markets outside the U.S.; or

- derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or

- have a significant portion of their assets outside the U.S.; or

- are linked to non-U.S. dollar currencies; or

- are organized under the laws of, or with principal offices in, another country

The fund may invest a portion of its assets in smaller companies. The fund considers smaller company stocks to be generally those with market capitalizations of less than $2 billion. Templeton may also invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Templeton, from time to time, may have significant investments in one or more countries or in particular sectors such as technology companies and financial institutions.

Depending upon current market conditions, Templeton generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Templeton may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments, Templeton applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers and analyzes various measures relevant to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL (FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- SMALLER COMPANIES
Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL (FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

- INVESTOR PROFILE
The fund may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International World Index (MSCIW Index), a widely recognized unmanaged index of market performance which includes companies representative of the market structure of 21 developed market countries in Europe, Latin America, and the Pacific Basin, weighted by capitalization. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

(BAR CHART)

1997                                                                             20.44
----                                                                             -----
1998                                                                             24.85
1999                                                                             63.31
2000                                                                            -17.72
2001                                                                            -23.53
2002                                                                            -27.00
2003                                                                             22.58
2004                                                                              6.65
2005                                                                              6.12
2006

------------------------------------------------------------
CLASS A SHARES              QUARTER ENDED        RETURN
------------------------------------------------------------
  Best Quarter:                                    %
------------------------------------------------------------
  Worst Quarter:                                   %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------------
                                                          10 YEARS OR
                                                            LIFE OF
                                       1 YEAR   5 YEARS     FUND(2)
-------------------------------------------------------------------------
  Class A
-------------------------------------------------------------------------
    Return before taxes                   _ %      _ %         _ %
-------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                      _ %      _ %         _ %
-------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                             _ %      _ %         _ %
-------------------------------------------------------------------------
  Class B                                 _ %      _ %         _ %
-------------------------------------------------------------------------
  Class C                                 _ %      _ %         _ %
-------------------------------------------------------------------------
  MSCIW Index (reflects no deduction
  for fees, expenses or taxes)            _ %      _ %         _ %
-------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Date of inception for: Class A (10/1/1992); Class B (10/1/1995); and Class C (11/11/2002). Returns for Class C are from the date of inception of the class.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to May 29, 2004, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. In addition, prior to August 1, 2006, another sub-adviser served as co-investment sub-adviser to the fund and managed the fund's domestic equity component. The fund employed a different investment program. The performance set forth prior to these dates is attributable to the previous sub-advisers.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL (FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         5.50%      None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    None(a)   5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days   2.00%     2.00%      2.00%
 or less (as a percentage of amount redeemed)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Management fees                                0.80%     0.80%      0.80%
 Distribution and service (12b-1) fees          0.35%     1.00%      1.00%
 Other expenses
----------------------------------------------------------------------------
                                                 -------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(e)
 NET OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C

---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after you purchase them.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISERS:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

   Templeton Investment Counsel, LLC
   500 E. Broward Blvd, Suite 2100
   Fort Lauderdale, FL 33394

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows: 0.35% of the first $500 million of average daily net assets; 0.30% over $500 million of average daily net assets. Templeton receives a portion of the sub-advisory fee based on the amount of assets that it manages; it receives 0.40% of the fee for the first $500 million of the fund's average daily net assets; 0.375% of the fee for assets over $500 million up to $1.5 billion; and 0.35% of the fee for assets over $1.5 billion (for the portion of assets that it manages). TIM receives the sub-advisory fee stated in this paragraph, less any amount paid to Templeton for its sub-advisory services.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL (FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS:

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982, he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

TINA SADLER, CFA, Vice President, Portfolio Manager and Research Analyst, joined Templeton in 1997 and currently has global research responsibilities for global wireless telecommunication services, small-cap telecommunications, as well as building and construction materials.

ANTONIO T. DOCAL, CFA, Senior Vice President, joined the Templeton organization in 2001. With more than 20 years of investment experience, Mr. Docal has research responsibility for the global chemical industry, as well as the telecommunications equipment sector. Prior to joining Templeton, Mr. Docal was Vice President and Director at Evergreen Funds in Boston, managing the Evergreen Latin America Fund and co-managing the Evergreen Emerging Markets Growth Fund and the Evergreen Global Opportunities Fund. Mr. Docal earned a B.A. in economics from Trinity College in Connecticut and an M.B.A. with concentrations in finance and international management from the Sloan School of Management at the Massachusetts Institute of Technology.

GARY MOTYL, CFA, President and Chief Investment Officer, Templeton Institutional Global Equities, manages several institutional mutual funds and separate account portfolios and has research responsibility for the global automobile industry. Mr. Motyl joined Templeton in 1981.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Templeton organization has been investing globally since 1940.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL (FORMERLY, TA IDEX
TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements
audited by              , whose report, along with the fund's financial
statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                             CLASS A
                                            --------------------------------------------------------------------------
                                                                       For the Period Ended
                                                                         October 31,(d,g)
                                            --------------------------------------------------------------------------
                                             2006       2005          2004            2003          2002        2001
                                            -------   ---------   -------------   -------------   ---------   --------
Net Asset Value, Beginning of Period                    $22.57        $21.41          $19.06        $23.67      $40.20
Investment Operations:
 Net Investment Income (Loss)                             0.21         (0.07)          (0.05)        (0.08)      (0.07)
 Net Realized and Unrealized Gain (Loss)                  2.14          1.23            2.40         (4.53)     (13.99)
   Total Operations                                       2.35          1.16            2.35         (4.61)     (14.06)
                                            --------------------------------------------------------------------------
Distributions:
 From Net Investment Income                              (0.24)            -               -             -           -
 From Net Realized Gains                                     -             -               -             -       (2.47)
   Total Distributions                                   (0.24)            -               -             -       (2.47)
Net Asset Value, End of Period                          $24.68        $22.57          $21.41        $19.06      $23.67
                                            --------------------------------------------------------------------------

Total Return(c)                                          10.41%         5.41%          12.33%       (19.46)%    (37.08)%
Net Assets, End of Period (000's)                     $385,504      $226,517        $189,046      $225,722    $374,626
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.42%         1.85%           2.07%         1.88%       1.63%
   Total(f)                                               1.42%         1.85%           2.07%         1.88%       1.63%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          0.85%        (0.31)%         (0.26)%       (0.34)%     (0.24)%
 Portfolio Turnover Rate(b)                                 79%          140%            103%           72%         79%

                                                                       CLASS B
                                            -------------------------------------------------------------
                                                                For the Period Ended
                                                                  October 31,(d,g)
                                            -------------------------------------------------------------
                                             2006      2005       2004       2003       2002       2001
                                            -------   -------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                   $21.23     $20.25     $18.14     $22.71     $38.97
Investment Operations:
 Net Investment Income (Loss)                            0.02      (0.20)     (0.17)     (0.22)     (0.27)
 Net Realized and Unrealized Gain (Loss)                 1.99       1.18       2.28      (4.35)    (13.52)
   Total Operations                                      2.01       0.98       2.11      (4.57)    (13.79)
                                            -------------------------------------------------------------
Distributions:
 From Net Investment Income                                 -(h)        -         -          -          -
 From Net Realized Gains                                    -          -          -          -      (2.47)
   Total Distributions                                      -          -          -          -      (2.47)
Net Asset Value, End of Period                         $23.24     $21.23     $20.25     $18.14     $22.71
                                            -------------------------------------------------------------
Total Return(c)                                          9.48%      4.83%     11.57%    (20.09)%   (37.58)%
Net Assets, End of Period (000's)                     $90,877   $117,409   $153,046   $193,259   $320,693
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.20%      2.49%      2.72%      2.53%      2.28%
   Total(f)                                              2.41%      2.49%      2.72%      2.53%      2.28%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         0.07%     (0.93)%    (0.91)%    (0.99)%    (0.89)%
 Portfolio Turnover Rate(b)                                79%       140%       103%        72%        79%

                                                              CLASS C
                                            --------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            --------------------------------------------
                                             2006      2005      2004          2003
                                            -------   -------   -------   --------------
Net Asset Value, Beginning of Period                   $21.21    $20.25       $18.00
Investment Operations:
 Net Investment Income (Loss)                            0.02     (0.15)       (0.17)
 Net Realized and Unrealized Gain (Loss)                 1.99      1.11         2.42
   Total Operations                                      2.01      0.96         2.25
                                            --------------------------------------------
Distributions:
 From Net Investment Income                             (0.01)        -            -
 From Net Realized Gains                                    -         -            -
   Total Distributions                                  (0.01         -            -
Net Asset Value, End of Period                         $23.21    $21.21       $20.25
                                            --------------------------------------------
Total Return(c)                                          9.52%     4.74%       12.50%
Net Assets, End of Period (000's)                     $36,938   $48,378         $163
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.20%     2.18%        2.72%
   Total(f)                                              2.38%     2.18%        2.72%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         0.07%    (0.72)%      (0.92)%
 Portfolio Turnover Rate(b)                                79%      140%         103%

NOTES TO FINANCIAL HIGHLIGHTS

(a) Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.
(h) Rounds to less than $(0.01) per share.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
This fund seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing principally 60% to 70% of the fund's total assets in common stocks with the remaining 30% to 40% of the fund's assets primarily invested in high quality bonds with maturities of less than 30 years. TIM may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the fund to be flexible in managing the fund's assets. At times, TIM may shift portions held in bonds and stocks according to business and investment conditions. However, at all times the fund will hold at least 25% of its assets in non-convertible fixed-income securities.

To achieve its goal the fund invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. TIM's equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds that TIM considers of good credit quality purchased at favorable prices.

TIM uses a "bottom-up" approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in TIM's opinion.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

WHAT IS A "BOTTOM-UP" ANALYSIS?

When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

- EQUITY INVESTMENTS
TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting free cash flows and determining earnings potential, we use multiple factors such as:

- the quality of the management team;

- the company's ability to earn returns on capital in excess of the cost of capital;

- competitive barriers to entry; and

- the financial condition of the company.

TIM takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

- FIXED-INCOME INVESTMENTS
TIM's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, and negotiates each trade.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following primary risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This portfolio may be appropriate for the investor who seeks long-term total returns that balance capital growth and current income.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index), which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Lehman Brothers U.S. Government/Credit Index (LBGC Index), which is comprised of domestic fixed-income securities, including Treasury issues and corporate debt issues. Each index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(Bar Chart)                    ------------------

1997                                                                             21.17
----                                                                             -----
1998                                                                             30.78
1999                                                                             23.55
2000                                                                             -3.39
2001                                                                             -5.83
2002                                                                             -7.22
2003                                                                             12.91
2004                                                                             10.96
2005                                                                              5.34
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
Best Quarter:                                          %
------------------------------------------------------------
Worst Quarter:                                         %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

------------------------------------------------------------------------
                                                        10 YEARS OR
                                                          LIFE OF
                                    1 YEAR   5 YEARS      FUND(2)
------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------
    Return before taxes                _ %      _ %          _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                   _ %      _ %          _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                          _ %      _ %          _ %
------------------------------------------------------------------------
  Class B                              _ %      _ %          _ %
------------------------------------------------------------------------
  Class C                              _ %        _          _ %
------------------------------------------------------------------------
  S&P 500 Index (reflects no
  deduction for fees, expenses or
  taxes)                               _ %      _ %          _ %
------------------------------------------------------------------------
  LBGC Index (reflects no
  deduction for fees, expenses or
  taxes)                               _ %      _ %          _ %
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Date of inception for: Class A (12/2/1994); Class B (10/1/1995); and Class C (11/11/2002). Returns for Class C are from the date of inception of the class.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to May 28, 2004, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                           CLASS OF SHARES
                                                           ---------------
                                                     A          B            C
-----------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on            5.50%       None         None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption       None(a)     5.00%(b)     1.00%(c)
 proceeds, whichever is lower)
-----------------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days or   2.00%      2.00%        2.00%
 less (as a percentage of amount redeemed)
-----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from fund assets)(d)
                                                           CLASS OF SHARES
                                                           ---------------
                                                     A          B            C
-----------------------------------------------------------------------------------
 Management fees                                   0.80%      0.80%        0.80%
 Distribution and service (12b-1) fees             0.35%      1.00%        1.00%
 Other expenses
-----------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(e)                              0.00%      0.00%        0.00%
                                                       ----------------------
 NET OPERATING EXPENSES
-----------------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge (CDSC) if redeemed during the first 5 years of

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

    purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B+
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B+
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS

First $250 million................................   0.80%
Over $250 million up to $500 million..............   0.75%
Over $500 million up to $1.5 billion..............   0.70%
Over $1.5 billion.................................  0.625%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $250 million................................   0.35%
Over $250 million up to $500 million..............  0.325%
Over $500 million up to $1.5 billion..............   0.30%
Over $1.5 billion.................................   0.25%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM is the Lead Equity Manager of the fund. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed Income) Manager of TA IDEX Transamerica Balanced, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Flexible Income. She also manages sub-advised funds and institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in economics from Lewis & Clark College.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements
audited by              , whose report, along with the fund's financial
statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                              CLASS A
                                            ---------------------------------------------------------------------------
                                                                       For the Period Ended
                                                                         October 31,(d,g)
                                            ---------------------------------------------------------------------------
                                             2006       2005          2004            2003          2002        2001
                                            -------   ---------   -------------   -------------   ---------   ---------
Net Asset Value, Beginning of Period                    $18.53        $17.43          $16.23        $17.31       $19.75
Investment Operations:
 Net Investment Income (Loss)                             0.15          0.14            0.19          0.29         0.37
 Net Realized and Unrealized Gain (Loss)                  1.41          1.08            1.21         (1.09)       (2.18)
   Total Operations                                       1.56          1.22            1.40         (0.80)       (1.81)
                                            ---------------------------------------------------------------------------
Distributions:
 From Net Investment Income                              (0.19)        (0.12)          (0.20)        (0.28)       (0.35)
 From Net Realized Gains                                     -             -               -             -        (0.28)
   Total Distributions                                   (0.19)        (0.12)          (0.20)        (0.28)       (0.63)
Net Asset Value, End of Period                          $19.90        $18.53          $17.43        $16.23       $17.31
                                            ===========================================================================

Total Return(c)                                           8.41%         7.03%           8.71%        (4.72)%      (9.35)%
Net Assets, End of Period (000's)                      $62,440       $72,997         $89,335      $100,923     $126,369
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.59%         1.70%           1.73%         1.68%        1.64%
   Total(f)                                               1.59%         1.70%           1.73%         1.70%        1.66%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          0.75%         0.76%           1.13%         1.70%        1.96%
 Portfolio Turnover Rate(b)                                 27%          107%             69%           87%         114%

                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                 For the Period Ended
                                                                   October 31,(d,g)
                                            ---------------------------------------------------------------
                                              2006       2005       2004       2003       2002       2001
                                            --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                     $18.47     $17.39     $16.22     $17.30     $19.73
Investment Operations:
 Net Investment Income (Loss)                              0.04       0.04       0.08       0.18       0.25
 Net Realized and Unrealized Gain (Loss)                   1.40       1.08       1.18      (1.09)     (2.17)
   Total Operations                                        1.44       1.12       1.26      (0.91)     (1.92)
                                            ---------------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.03)     (0.04)     (0.09)     (0.17)     (0.23)
 From Net Realized Gains                                      -          -          -          -      (0.28)
   Total Distributions                                    (0.03)     (0.04)     (0.09)     (0.17)     (0.51)
Net Asset Value, End of Period                           $19.88     $18.47     $17.39     $16.22     $17.30
                                            ===============================================================
Total Return(c)                                            7.80%      6.44%      7.84%     (5.31)%    (9.93)%
Net Assets, End of Period (000's)                      $142,479   $170,630   $199,472   $214,019   $243,387
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  2.14%      2.26%      2.37%      2.33%      2.29%
   Total(f)                                                2.14%      2.26%      2.37%      2.35%      2.31%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           0.20%      0.19%      0.48%      1.05%      1.31%
 Portfolio Turnover Rate(b)                                  27%       107%        69%        87%       114%

                                                              CLASS C
                                            --------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            --------------------------------------------
                                             2006      2005      2004          2003
                                            -------   -------   -------   --------------
Net Asset Value, Beginning of Period                   $18.45    $17.39       $16.22
Investment Operations:
 Net Investment Income (Loss)                            0.04     (0.01)        0.08
 Net Realized and Unrealized Gain (Loss)                 1.41      1.11         1.18
   Total Operations                                      1.45      1.10         1.26
                                            --------------------------------------------
Distributions:
 From Net Investment Income                             (0.08)    (0.04)       (0.09)
 From Net Realized Gains                                    -         -            -
   Total Distributions                                  (0.08)    (0.04)       (0.09)
Net Asset Value, End of Period                         $19.82    $18.45       $17.39
                                            ============================================
Total Return(c)                                          7.85%     6.33%        7.84%
Net Assets, End of Period (000's)                     $43,276   $53,990       $4,354
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.13%     2.28%        2.38%
   Total(f)                                              2.13%     2.28%        2.39%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         0.21%    (0.08)%       0.48%
 Portfolio Turnover Rate(b)                                27%      107%          69%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Value Balanced is preservation of capital and competitive investment returns.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing fund assets principally in:

- income-producing common and preferred stocks

- debt obligations of U.S. issuers, some of which will be convertible into common stocks

- U.S. Treasury bonds, notes and bills

- money market instruments

- covered call options & put options

In selecting stocks, TIM focuses on quality, liquid, large capitalization stocks, using a "bottom-up" screening process to identify stocks that are statistically undervalued. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Value Index, a widely recognized, unmanaged index of market performance.

WHAT IS A "BOTTOM-UP" ANALYSIS?

When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

TIM will seek to enhance returns in rising stock markets by increasing its allocation to equity, then seek to protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market instruments. However at all times the fund will hold at least 25% of its assets in non-convertible fixed-income securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.


- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.


- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.


- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates; the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity; the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- OPTIONS
Investing in financial contracts such as options involves additional risks and costs. Risks include, without limitation:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition,

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Russell 1000 Value Index (primary benchmark), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, and the Lehman Brothers Aggregate Bond Index (LBAG), which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. Each index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR CHART)                    ------------------

1997                                                                             17.06
----                                                                             -----
1998                                                                              6.87
1999                                                                             -6.61
2000                                                                             15.85
2001                                                                              0.01
2002                                                                            -14.23
2003                                                                             20.96
2004                                                                              9.92
2005                                                                              5.09
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                        %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

------------------------------------------------------------------------
                                                         10 YEARS OR
                                                           LIFE OF
                                      1 YEAR   5 YEARS     FUND(2)
------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------
    Return before taxes                  _ %      _ %         _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                     _ %      _ %         _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                            _ %      _ %         _ %
------------------------------------------------------------------------
  Class B                                _ %      _ %         _ %
------------------------------------------------------------------------
  Class C                                _ %        _         _ %
------------------------------------------------------------------------
  Russell 1000 Value Index (reflects
  no deduction for fees, expenses or
  taxes)                                 _ %      _ %         _ %
------------------------------------------------------------------------
  LBAG (reflects no deduction for
  fees, expenses or taxes)               _ %      _ %         _ %
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on October 1, 1995. Class C shares commenced operations on November 11, 2002. Returns for Class C are from the date of inception of the class.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                               A          B            C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on      5.50%       None         None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as
 a percentage of purchase price or          None(a)    5.00%(b)     1.00%(c)
 redemption proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount     2.00%      2.00%        2.00%
 redeemed)
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                     CLASS OF SHARES
                                                     ---------------
                                               A          B            C
-----------------------------------------------------------------------------
 Management fees                             0.75%      0.75%        0.75%
 Distribution and service (12b-1) fees       0.35%      1.00%        1.00%
 Other expenses
-----------------------------------------------------------------------------
                                               ---------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(d)
 EXPENSE REDUCTION(e)                        0.04%      0.07%        0.00%
                                               ---------------------------
 NET OPERATING EXPENSES
-----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc., through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million up to $1 billion...............    0.65%
Over $1 billion..................................    0.60%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of ___ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $500 million..............................     0.35%
Over $500 million up to $1 billion..............    0.325%
Over $1 billion.................................     0.30%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

JOHN C. RIAZZI, CFA, (Lead Equity Portfolio Manager) is Chief Executive Officer, Principal, Managing Director and Portfolio Manager at TIM. Mr. Riazzi manages sub-advised funds and separate accounts in the value discipline. Prior to joining TIM in 2001, he was President and Chief Investment Officer for Dean Investment Associates. Mr. Riazzi holds a B.A. in economics from Kenyon College and has 20 years of investment experience.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed Income) Manager of TA IDEX Transamerica Balanced, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Flexible Income. She also manages sub-advised funds and institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in economics from Lewis & Clark College.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements
audited by              , whose report, along with the fund's financial
statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                             CLASS A
                                            -------------------------------------------------------------------------
                                                                      For the Period Ended
                                                                        October 31,(d,g)
                                            -------------------------------------------------------------------------
                                             2006       2005          2004            2003          2002       2001
                                            -------   ---------   -------------   -------------   ---------   -------
Net Asset Value, Beginning of Period                    $12.11        $11.49           $9.69        $11.67     $12.75
Investment Operations:
 Net Investment Income (Loss)                             0.24          0.18            0.18          0.18       0.26
 Net Realized and Unrealized Gain (Loss)                  0.69          0.61            1.83         (1.65)     (0.51)
   Total Operations                                       0.93          0.79            2.01         (1.47)     (0.25)
                                            -------------------------------------------------------------------------
Distributions:
 From Net Investment Income                              (0.25)        (0.17)          (0.21)        (0.16)     (0.26)
 From Net Realized Gains                                 (0.84)            -               -         (0.35)     (0.57)
   Total Distributions                                   (1.09)        (0.17)          (0.21)        (0.51)     (0.83)
Net Asset Value, End of Period                          $11.95        $12.11          $11.49         $9.69     $11.67
                                            =========================================================================

Total Return(c)                                           7.79%         6.99%          21.04%       (13.20)%    (2.13)%
Net Assets, End of Period (000's)                      $32,934       $37,393         $11,832       $11,020    $13,880
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.55%         1.55%           1.55%         1.55%      1.55%
   Total(f)                                               1.59%         1.63%           2.20%         1.89%      1.95%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          2.03%         1.50%           1.75%         1.56%      2.04%
 Portfolio Turnover Rate(b)                                 57%          122%             50%           82%        50%

                                                                     CLASS B
                                            ---------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                            ---------------------------------------------------------
                                             2006      2005      2004      2003      2002      2001
                                            -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                   $12.07    $11.46     $9.69    $11.66    $12.74
Investment Operations:
 Net Investment Income (Loss)                            0.17      0.10      0.11      0.11      0.18
 Net Realized and Unrealized Gain (Loss)                 0.68      0.61      1.80     (1.65)    (0.50)
   Total Operations                                      0.85      0.71      1.91     (1.54)    (0.32)
                                            ---------------------------------------------------------
Distributions:
 From Net Investment Income                             (0.17)    (0.10)    (0.14)    (0.08)    (0.19)
 From Net Realized Gains                                (0.84)        -         -     (0.35)    (0.57)
   Total Distributions                                  (1.01)    (0.10)    (0.14)    (0.43)    (0.76)
Net Asset Value, End of Period                         $11.91    $12.07    $11.46     $9.69    $11.66
                                            =========================================================
Total Return(c)                                          7.13%     6.23%    19.98%   (13.72)%   (2.74)%
Net Assets, End of Period (000's)                     $24,072   $29,409   $13,744   $12,038   $16,180
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.20%     2.20%     2.20%     2.20%     2.20%
   Total(f)                                              2.27%     2.30%     2.85%     2.54%     2.60%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         1.39%     0.81%     1.10%     0.91%     1.39%
 Portfolio Turnover Rate(b)                                57%      122%       50%       82%       50%

                                                              CLASS C
                                            --------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            --------------------------------------------
                                             2006      2005      2004          2003
                                            -------   -------   -------   --------------
Net Asset Value, Beginning of Period                   $12.07    $11.46        $9.71
Investment Operations:
 Net Investment Income (Loss)                            0.17      0.11         0.12
 Net Realized and Unrealized Gain (Loss)                 0.69      0.60         1.77
   Total Operations                                      0.86      0.71         1.89
                                            --------------------------------------------
Distributions:
 From Net Investment Income                             (0.18)    (0.10)       (0.14)
 From Net Realized Gains                                (0.84)        -            -
   Total Distributions                                  (1.02)    (0.10)       (0.14)
Net Asset Value, End of Period                         $11.91    $12.07       $11.46
                                            ============================================
Total Return(c)                                          7.18%     6.31%       19.73%
Net Assets, End of Period (000's)                     $11,926   $14,285         $530
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.16%     2.20%        2.20%
   Total(f)                                              2.16%     2.39%        2.86%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         1.43%     0.78%        1.10%
 Portfolio Turnover Rate(b)                                57%      122%          50%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica High-Yield Bond is to seek a high level of current income by investing in high-yield debt securities.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, AEGON USA Investment Management, LLC (AUIM), seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of:

- High-yield/high-risk bonds (commonly known as "junk bonds")

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. However, the fund will not invest more than 10% of its assets in securities rated CCC or below (when a security is rated by several rating agencies, it will be considered "CCC" or below if half or more of these rating agencies so rate the security) or, if unrated, determined by AUIM to be of comparable quality. If rated securities held by the fund are downgraded, AUIM will consider whether to continue to hold these securities.

Please see Appendix B for a description of bond ratings.

AUIM's strategy is to achieve yields as high as possible while managing risk. AUIM uses a "top-down/bottom-up" approach in managing the fund's assets. The "top-down" approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund's portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its "bottom-up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the "top-down" and "bottom-up" strategies. An industry may look attractive in one area, but not the other. They can review the results of their analysis and decide whether or not to proceed with a transaction.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

WHAT IS A "TOP-DOWN" APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD DEBT SECURITY RISK
High-yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high-yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch High Yield Cash Pay Index (MLHYCP Index), a widely recognized unmanaged index of market performance which is a market-value-weighted index of all domestic and Yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than Baa3/BBB, but are not in default. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)


                                 CLASS A SHARES
(BAR GRAPH)                    ------------------

1997                                                                             11.53
----                                                                             -----
1998                                                                              4.33
1999                                                                             -0.34
2000                                                                              4.18
2001                                                                              4.36
2002                                                                             -1.66
2003                                                                             20.12
2004                                                                              7.09
2005                                                                              2.80
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

------------------------------------------------------------------------
                                                         10 YEARS OR
                                                           LIFE OF
                                      1 YEAR   5 YEARS     FUND(2)
------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------
    Return before taxes                  _ %      _ %         _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                     _ %      _ %         _ %
------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                            _ %      _ %         _ %
------------------------------------------------------------------------
  Class B                                _ %      _ %         _ %
------------------------------------------------------------------------
  Class C                                _ %      _ %         _ %
------------------------------------------------------------------------
  MLHYCP Index (reflects no
  deduction for fees, expenses or
  taxes)                                 _ %      _ %         _ %
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Date of inception for: Class A (6/14/1985); Class B (10/1/1995); and Class C (11/11/2002). Returns for Class C are from the date of inception of the class.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                                 A         B           C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on        4.75%      None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption   None(a)   5.00%(b)   1.00%(c)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount       2.00%     2.00%       2.00%
 redeemed)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                     CLASS OF SHARES
                                                     ---------------
                                                 A         B           C
----------------------------------------------------------------------------
 Management fees                               0.59%     0.59%       0.59%
 Distribution and service (12b-1) fees         0.35%     1.00%       1.00%
 Other expenses
----------------------------------------------------------------------------
                                                -------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(e)                          0.00%     0.00%       0.00%
                                                -------------------------
 NET OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.24%, excluding 12b-1 fees and extraordinary expenses.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C

----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $400 million..............................     0.59%
Over $400 million up to $750 million............    0.575%
Over $750 million...............................     0.55%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of ___ % of the fund's average daily net assets.

SUB-ADVISER:

   AEGON USA Investment Management, LLC
   4333 Edgewood Road NE
   Cedar Rapids, Iowa 52499

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $400 million...............................    0.28%
Over $400 million up to $750 million.............    0.25%
Over $750 million................................    0.20%

PORTFOLIO MANAGERS:

DAVID R. HALFPAP, CFA
SENIOR VICE PRESIDENT -- PORTFOLIO MANAGER
IOWA STATE UNIVERSITY, B.S. 1974. Mr. Halfpap joined AUIM in 1975. He is responsible for formulating and directing portfolio strategy and management for TA IDEX Transamerica High-Yield Bond, the fixed-income portfolio of the AEGON USA Inc. Pension Trust and AEGON Financial Partners. He is a member of the Portfolio Managers Group and the Pension Investment Policy Committee with asset management experience spanning equities, high-yield bonds and investment-grade corporate bonds. Mr. Halfpap is a member of the CFA Institute and a former director of the Iowa Society of the Institute.

BRADLEY J. BEMAN, CFA, CPA
SENIOR VICE PRESIDENT, DIRECTOR -- HIGH YIELD
UNIVERSITY OF NORTHERN IOWA, B.A. 1987; UNIVERSITY OF IOWA, M.B.A. 1991. Mr. Beman joined AUIM in 1988 after working in various capacities with AEGON USA and Life Investors. Prior to his current role, Mr. Beman held various investment responsibilities ranging from Fixed Income Analyst to Director of Credit Research. Mr. Beman currently manages the Public High Yield Portfolio and is co-portfolio manager of TA IDEX Transamerica High-Yield Bond. He also provides oversight for additional asset classes within the Public Fixed Income area.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

AUIM has provided investment advisory services to various clients since 1989.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements
audited by              , whose report, along with the fund's financial
statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                             CLASS A
                                            -------------------------------------------------------------------------
                                                                      For the Period Ended
                                                                        October 31,(d,g)
                                            -------------------------------------------------------------------------
                                             2006       2005          2004            2003          2002       2001
                                            -------   ---------   -------------   -------------   ---------   -------
Net Asset Value, Beginning of Period                     $9.37         $9.08           $7.93         $9.26      $9.24
Investment Operations:
 Net Investment Income (Loss)                             0.56          0.52            0.57          0.57       0.72
 Net Realized and Unrealized Gain (Loss)                 (0.37)         0.29            1.16         (1.31)      0.01
   Total Operations                                       0.19          0.81            1.73         (0.74)      0.73
                                            -------------------------------------------------------------------------
Distributions:
 From Net Investment Income                              (0.59)        (0.52)          (0.58)        (0.59)     (0.71)
 From Net Realized Gains                                     -             -               -             -          -
   Total Distributions                                   (0.59)        (0.52)          (0.58)        (0.59)     (0.71)
Net Asset Value, End of Period                           $8.97         $9.37           $9.08         $7.93      $9.26
                                            -------------------------------------------------------------------------
Total Return(c)                                           2.06%         9.23%          22.74%        (8.48)%     8.12%
Net Assets, End of Period (000's)                     $336,340      $309,223        $193,708       $60,332    $50,755
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.05%         1.08%           1.22%         1.35%      1.41%
   Total(f)                                               1.05%         1.08%           1.22%         1.35%      1.41%
Net Investment Income (Loss) to Average
 Net Assets(a)                                            6.04%         5.67%           6.57%         6.61%      7.35%
Portfolio Turnover Rate(b)                                  71%           49%             46%           64%        16%

                                                                     CLASS B
                                            ---------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                            ---------------------------------------------------------
                                             2006      2005      2004      2003      2002      2001
                                            -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                    $9.37     $9.08     $7.93     $9.26     $9.24
Investment Operations:
 Net Investment Income (Loss)                            0.48      0.46      0.51      0.52      0.57
 Net Realized and Unrealized Gain (Loss)                (0.37)     0.29      1.17     (1.32)     0.10
   Total Operations                                      0.11      0.75      1.68     (0.80)     0.67
                                            ---------------------------------------------------------
Distributions:
 From Net Investment Income                             (0.51)    (0.46)    (0.53)    (0.53)    (0.65)
 From Net Realized Gains                                    -         -         -         -         -
   Total Distributions                                  (0.51)    (0.46)    (0.53)    (0.53)    (0.65)
Net Asset Value, End of Period                          $8.97     $9.37     $9.08     $7.93     $9.26
                                            ---------------------------------------------------------
Total Return(c)                                          1.21%     8.52%    21.94%    (9.03)%    7.45%
Net Assets, End of Period (000's)                     $37,006   $49,422   $51,511   $31,336   $35,471
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                1.85%     1.72%     1.87%     2.00%     2.06%
   Total(f)                                              1.85%     1.72%     1.87%     2.00%     2.06%
Net Investment Income (Loss) to Average
 Net Assets(a)                                           5.18%     5.05%     5.92%     5.96%     6.70%
Portfolio Turnover Rate(b)                                 71%       49%       46%       64%       16%

                                                              CLASS C
                                            --------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            --------------------------------------------
                                             2006      2005      2004          2003
                                            -------   -------   -------        ----
Net Asset Value, Beginning of Period                    $9.36     $9.08        $8.08
Investment Operations:
 Net Investment Income (Loss)                            0.47      0.46         0.51
 Net Realized and Unrealized Gain (Loss)                (0.36)     0.28         1.02
   Total Operations                                      0.11      0.74         1.53
                                            --------------------------------------------
Distributions:
 From Net Investment Income                             (0.51)    (0.46)       (0.53)
 From Net Realized Gains                                    -         -            -
   Total Distributions                                  (0.51)    (0.46)       (0.53)
Net Asset Value, End of Period                          $8.96     $9.36        $9.08
                                            --------------------------------------------
Total Return(c)                                          1.21%     8.41%       19.52%
Net Assets, End of Period (000's)                     $15,880   $25,379       $8,403
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                1.88%     1.78%        1.87%
   Total(f)                                              1.88%     1.78%        1.87%
Net Investment Income (Loss) to Average
 Net Assets(a)                                           5.11%     4.95%        5.92%
Portfolio Turnover Rate(b)                                 71%       49%          46%

NOTES TO FINANCIAL HIGHLIGHTS

(a) Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Convertible Securities is to seek maximum total return through a combination of current income and capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing principally in:

- convertible securities

In seeking its investment objective, TIM will normally invest at least 80% of assets in convertible securities, which are across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. TIM may also invest the fund's assets in other types of securities, including common stock.

TIM may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, TIM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.

TIM may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch All U.S. Convertibles Index (MLAUSC Index), a widely recognized unmanaged index of market performance which is a market capitalization-weighted index of domestic corporate convertible securities that are convertible to common stock only. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR CHART)

2003                                                                             24.45
----                                                                             -----
2004                                                                             13.63
2005                                                                              4.06
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

----------------------------------------------------------------------
                                                           LIFE OF
                                                  1 YEAR   FUND(2)
----------------------------------------------------------------------
  Class A
----------------------------------------------------------------------
    Return before taxes                              _ %      _ %
----------------------------------------------------------------------
    Return after taxes on distributions(3)           _ %      _ %
----------------------------------------------------------------------
    Return after taxes on distributions and sale
    of fund shares(3)                                _ %      _ %
----------------------------------------------------------------------
  Class B                                            _ %      _ %
----------------------------------------------------------------------
  Class C                                            _ %      _ %
----------------------------------------------------------------------
  MLAUSC Index (reflects no deduction for fees,
  expenses or taxes)                                 _ %      _ %
----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                                A           B           C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on       4.75%       None        None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption  None(a)    5.00%(b)    1.00%(c)
 proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount      2.00%       2.00%       2.00%
 redeemed)
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                     CLASS OF SHARES
                                                     ---------------
                                                A           B           C
-----------------------------------------------------------------------------
 Management fees                              0.75%       0.75%       0.75%
 Distribution and service (12b-1) fees        0.35%       1.00%       1.00%
 Other expenses
-----------------------------------------------------------------------------
                                                --------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(E)                         0.00%       0.00%       0.00%
                                                --------------------------
 NET OPERATING EXPENSES
-----------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.35%, excluding 12b-l fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.35%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS

First $250 million................................   0.75%
Over $250 million.................................   0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

Average daily net assets, less 50% of any amount
reimbursed pursuant to the fund's expense
limitation.......................................    0.35%

PORTFOLIO MANAGER:

KIRK J. KIM, (Lead Portfolio Manager), is Principal and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the convertible bond discipline. Prior to joining TIM's predecessor in 1997, he worked as a securities analyst for The Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                 CLASS A
                                            --------------------------------------------------
                                                           For the Period Ended
                                                             October 31,(d,g)
                                            --------------------------------------------------
                                             2006       2005       2004       2003      2002
                                            -------   --------   --------   --------   -------
Net Asset Value, Beginning of Period                    $11.00     $11.32      $9.39    $10.00
Investment Operations:
 Net Investment Income (Loss)                             0.20       0.21       0.24      0.14
 Net Realized and Unrealized Gain (Loss)                  0.81       0.56       1.92     (0.67)
   Total Operations                                       1.01       0.77       2.16     (0.53)
                                            --------------------------------------------------
Distributions:
 From Net Investment Income                              (0.20)     (0.22)     (0.23)    (0.08)
 From Net Realized Gains                                 (0.25)     (0.87)         -         -
   Total Distributions                                   (0.45)     (1.09)     (0.23)    (0.08)
Net Asset Value, End of Period                          $11.56     $11.00     $11.32     $9.39
                                            ==================================================

Total Return(c)                                           9.24%      7.06%     23.49%    (5.42)%
Net Assets, End of Period (000's)                     $209,374   $188,049   $175,175   $10,205
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.17%      1.20%      1.33%     1.73%
   Total(f)                                               1.17%      1.20%      1.33%     3.85%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          1.74%      1.83%      2.27%     2.59%
 Portfolio Turnover Rate(b)                                 87%       157%       119%      170%

                                                              CLASS B                                  CLASS C
                                            --------------------------------------------------------------------------------
                                                       For the Period Ended                      For the Period Ended
                                                         October 31,(d,g)                          October 31,(d,g)
                                            --------------------------------------------------------------------------------
                                             2006      2005     2004     2003     2002     2006      2005     2004     2003
                                            -------   ------   ------   ------   ------   -------   ------   ------   ------
Net Asset Value, Beginning of Period                  $11.00   $11.31    $9.38   $10.00             $10.97   $11.31    $9.36
Investment Operations:
 Net Investment Income (Loss)                           0.09     0.14     0.17     0.11               0.08     0.11     0.17
 Net Realized and Unrealized Gain (Loss)                0.80     0.57     1.93    (0.68)              0.82     0.57     1.95
   Total Operations                                     0.89     0.71     2.10    (0.57)              0.90     0.68     2.12
                                            --------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                            (0.10)   (0.15)   (0.17)   (0.05)             (0.12)   (0.15)   (0.17)
 From Net Realized Gains                               (0.25)   (0.87)       -        -              (0.25)   (0.87)       -
   Total Distributions                                 (0.35)   (1.02)   (0.17)   (0.05)             (0.37)   (1.02)   (0.17)
Net Asset Value, End of Period                        $11.54   $11.00   $11.31    $9.38             $11.50   $10.97   $11.31
                                            ================================================================================
Total Return(c)                                         8.09%    6.52%   22.58%   (5.68)%             8.17%    6.33%   22.84%
Net Assets, End of Period (000's)                     $6,656   $6,379   $6,508   $1,138             $4,465   $5,204   $5,048
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                               2.15%    1.79%    1.98%    2.38%              2.16%    2.05%    1.98%
   Total(f)                                             2.15%    1.79%    1.98%    4.50%              2.16%    2.05%    1.98%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        0.76%    1.24%    1.62%    1.94%              0.73%    0.98%    1.62%
 Portfolio Turnover Rate(b)                               87%     157%     119%     170%                87%     157%     119%

NOTES TO FINANCIAL HIGHLIGHTS

(a) Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Transamerica Convertible Securities ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Flexible Income is to seek to provide as high a level of current income for distribution as is consistent with prudent investment, with capital appreciation as only a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom up" approach to investing and builds the fund's portfolio one company at a time by investing principally in:

- fixed-income debt securities and cash or cash equivalents

The fund will generally invest at least 80% (at market value computed at the time of investment), and may invest all, of its assets in fixed-income debt securities and cash or cash equivalents. With respect to these investments:

 1. At least 50% of the value of the fund's assets will be invested in (a) straight debt securities which have a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Moody's) (Aaa, Aa, A or
    Baa) or Standard & Poor's Corporation (S&P) (AAA, AA, A or BBB); (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody's Commercial Paper Division, Moody's, or A-1 or A-2 by S&P; or (d) cash or cash equivalents; (see Appendix B of this prospectus for a description of these ratings); and

 2. Up to 50% of the value of the fund's assets may be invested in other straight debt securities which are not rated by Moody's or S&P or, if so rated, are not within the grades or ratings referred to above.

Ordinarily, the fund will purchase debt securities having call or refunding protection or securities which are not considered by the fund likely to be called or refunded in the near term, in order to preserve initial annual yields to the fund.

The fund's secondary objective of capital appreciation will be sought primarily through the investments described in the next paragraph. In addition, the fund may, incident to the sale of debt securities, realize capital gains.

The fund may invest not more than 20% of its total assets, at market value, in convertible debt securities, preferred stock, convertible preferred stock or in debt securities or preferred stock which carry warrants or other rights to purchase common stock or other equity securities. The fund may exercise any conversion rights or exercise warrants or other rights without regard to the foregoing 20% limitation or 80% requirement. Securities acquired upon conversion or upon exercise of warrants or other rights, or warrants or other rights remaining after the breakup of units or detachment may be retained. However, if as a result of exercising conversion, warrants or other rights, the fund's investments in common stock exceed 5% of its total assets, at market value, the fund will thereafter sell such common stock as is necessary to reduce its investments in common stock to 5% or less of its total assets at market value; provided sales may be made in an orderly manner to the end of avoiding an adverse effect on the price obtainable, and provided further the fund may continue to hold common stock in excess of the foregoing 5% limitation in order to establish a long-term holding period for tax purposes. Sales of common stock to meet the foregoing limitation could be required at a time when, but for such limitation, they would not be made and could result in losses to the fund. The amount which the fund may invest in convertible debt securities, preferred stock, convertible preferred stock or in debt securities or preferred stock which carry warrants or other rights to purchase common stock or other equity securities will be reduced by the amount of its investments in common stock.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

- SHORT-TERM TRADING
The fund may use short-term trading as a means of managing its portfolio to achieve its investment objectives. As used herein, "short-term trading" means selling securities held for a relatively brief period of time, usually less than three months. Short-term trading will be used by the fund primarily in two situations:

    (a) Market Developments. A security may be sold to avoid depreciation in what the fund anticipates will be a market decline (a rise in interest rates), or a security may be purchased in anticipation of a market rise (a decline in interest rates) and later sold; and

    (b) Yield Disparities. A security may be sold and another of comparable quality purchased at approximately the same time in order to take advantage of what the fund believes is a temporary disparity in the normal yield relationship between the two securities (a "yield disparity").

Short-term trading to take advantage of a yield disparity may be undertaken even if levels of interest rates remain unchanged. Yield disparities occur frequently for reasons not directly related to the investment quality of the respective issues or the general movement of interest rates, but may result from changes in the overall demand for or supply of various types of bonds, changes in the investment objectives or the cash requirements of investors, and the requirements of dealers to correct long or short inventory positions.

Short-term trading techniques will be used principally in connection with higher quality, non-convertible debt securities, which are often better suited for short-term trading because the market in such securities is generally of greater depth and offers greater liquidity than the market in debt securities of lower quality. It is anticipated that short-term trading will be less applicable to any convertible securities which the fund may own, since such securities will usually be purchased when the fund believes that the market value of the underlying equity security is likely to appreciate over a period of time.

The fund will engage in short-term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the appreciation potential or income of its

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

portfolio. Whether any improvement will be realized by short-term trading will depend upon the ability of the fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short-term trading such as that contemplated by the fund places a premium upon the ability of the fund to obtain relevant information, evaluate it promptly, and take advantage of its evaluations by completing transactions on a favorable basis. By virtue of short-term trading, the fund may engage in greater buying and selling activity than investment companies which are not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short-term trading.

The sub-adviser may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:


- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- ACTIVE TRADING
The fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs and generate a high level of taxable short-term capital gains, both of which may negatively impact the fund's performance.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- HIGH-YIELD DEBT SECURITY RISK
High-yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high-yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher-quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high-yield/high-risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers U.S. Government/Credit Index (LBGC Index), a widely recognized unmanaged index of market performance which is comprised of domestic fixed-income securities, including Treasury issues and corporate debt issues. This index consists of securities with maturities from one to ten years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

(BAR CHART)

1997                                                                             11.57
----                                                                             -----
1998                                                                             7.89
1999                                                                             0.93
2000                                                                             5.87
2001                                                                             6.95
2002                                                                             9.37
2003                                                                             5.53
2004                                                                             5.23
2005                                                                             1.41
2006

------------------------------------------------------------
CLASS A SHARES              QUARTER ENDED        RETURN
------------------------------------------------------------
  Best Quarter:                                   %
------------------------------------------------------------
  Worst Quarter:                                  %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------------
                                                          10 YEARS OR
                                                            LIFE OF
                                      1 YEAR    5 YEARS     FUND(2)
-------------------------------------------------------------------------
  Class A
-------------------------------------------------------------------------
    Return before taxes               _ %          _ %         _ %
-------------------------------------------------------------------------
    Return after taxes on
    distributions(3)                  _ %          _ %         _ %
-------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)                         _ %          _ %         _ %
-------------------------------------------------------------------------
  Class B                             _ %          _ %         _ %
-------------------------------------------------------------------------
  Class C                             _ %            _         _ %
-------------------------------------------------------------------------
  LBGC Index (reflects no deduction
  for fees, expenses or taxes)        _ %          _ %         _ %
-------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Date of Inception for: Class A (6/29/1987); Class B (10/1/1995); and Class C (11/11/2002). Returns for Class C are from the date of inception of the class.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to March 1, 2004, a different sub-adviser managed this fund, and it employed a different investment program. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------
          SHAREHOLDER FEES (fees paid directly from your investment)
                                                       CLASS OF SHARES
                                                       ---------------
                                                 A          B            C
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on         4.75%      None         None
 purchases (as a % of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption   None(a)    5.00%(b)     1.00%(c)
 proceeds, whichever is lower)
-------------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount        2.00%     2.00%        2.00%
 redeemed)
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(d)
                                                       CLASS OF SHARES
                                                       ---------------
                                                 A          B            C
-------------------------------------------------------------------------------
 Management Fees                                0.77%     0.77%        0.77%
 Distribution and Service (12b-1) Fees          0.35%     1.00%        1.00%
 Other Expenses
-------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 Expense Reduction(e)                           0.00%     0.00%        0.00%
                                              ---------------------------------
 Net operating expenses
-------------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).
(c) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(d) Annual fund operating expenses are estimates based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect most current expenses, contractual advisory fees, and/or expense limits.
(e) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.50%, excluding 12b-1 fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
    A
    B(+)
    C
-------------------------------------------------------
IF THE SHARES ARE NOT RE DEEMED:
-------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
    A
    B(+)
    C
-------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million..............................    0.775%
Over $100 million up to $250 million............     0.75%
Over $250 million up to $350 million............    0.675%
Over $350 million...............................    0.625%

NOTE: The advisory fees for this fund were recently reduced. Prior to January 1, 2007, TFAI received the following compensation from the fund expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $100 million..............................     0.80%
Over $100 million up to $250 million............    0.775%
Over $250 million...............................    0.675%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

First $250 million............................      0.30%
Over $250 million up to $350 million..........      0.25%
Over $350 million.............................      0.20%

NOTE: The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $250 million...............................    0.30%
Over $250 million................................    0.25%

less 50% of any amount reimbursed pursuant to the fund's limitation.

PORTFOLIO MANAGERS:

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed Income) Manager of TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Balanced. She also manages sub-advised funds and institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in economics from Lewis & Clark College.

PETER O. LOPEZ is Principal and Portfolio Manager at TIM. Mr. Lopez is the Co-Manager of TA IDEX Transamerica Flexible Income. He also manages sub-advised funds and institutional accounts in the Fixed-Income discipline. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University.

BRIAN W. WESTHOFF, CFA, is Senior Securities Analyst at TIM. Mr. Westhoff is the Co-Manager of TA IDEX Transamerica Flexible Income. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed-Income Investment Analyst at St. Paul Companies and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, The Garvin Graduate School of International Management, and received a B.S. in business administration from Drake University.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements
audited by              whose report, along with the fund's financial
statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                             CLASS A
                                            --------------------------------------------------------------------------
                                                                       For the Period Ended
                                                                         October 31,(d,g)
                                            --------------------------------------------------------------------------
                                              2006       2005          2004            2003          2002       2001
                                            --------   ---------   -------------   -------------   ---------   -------
Net Asset Value, Beginning of Period                      $9.68        $10.21           $9.94         $9.99      $9.26
Investment Operations:
 Net Investment Income (Loss)                              0.37          0.38            0.36          0.40       0.47
 Net Realized and Unrealized Gain (Loss)                  (0.32)         0.14            0.27          0.02       0.71
Distribution return of capital per share                  (0.04)        (0.04)
 Total Operations                                                        0.52            0.63          0.42       1.18
                                            --------------------------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.38)        (0.38)          (0.36)        (0.41)     (0.45)
 From Net Realized Gains                                      -         (0.63)                        (0.06)
   Total Distributions                                    (0.42)        (1.05)          (0.36)        (0.47)     (0.45)
Net Asset Value, End of Period                            $9.31         $9.68          $10.21         $9.94      $9.99
                                            ==========================================================================

Total Return(c)                                            0.47%         5.72%           6.39%         4.45%     13.14%
 Net Assets, End of Period (000's)                     $140,203       $80,201         $87,898       $61,815    $29,600
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.25%         1.43%           1.49%         1.62%      1.68%
   Total(f)                                                1.25%         1.43%           1.50%         1.65%      1.70%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           3.85%         3.89%           3.56%         4.23%      4.84%
 Portfolio Turnover Rate(b)                                  58%          169%            164%          245%       315%

                                                                     CLASS B
                                            ---------------------------------------------------------
                                                              For the Period Ended
                                                                October 31,(d,g)
                                            ---------------------------------------------------------
                                             2006      2005      2004      2003      2002      2001
                                            -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                    $9.68    $10.20     $9.94     $9.99     $9.26
Investment Operations:
 Net Investment Income (Loss)                            0.29      0.32      0.30      0.34      0.37
 Net Realized and Unrealized Gain (Loss)                (0.32)     0.15      0.25      0.02      0.74
Distribution return of capital per share                (0.04)    (0.04)
 Total Operations                                                  0.47      0.55      0.36      1.11
                                            ---------------------------------------------------------
Distributions:
 From Net Investment Income                             (0.29)    (0.32)    (0.29)    (0.35)    (0.38)
 From Net Realized Gains                                    -     (0.63)        -     (0.06)        -
   Total Distributions                                  (0.33)    (0.99)    (0.29)    (0.41)    (0.38)
Net Asset Value, End of Period                          $9.32     $9.68    $10.20     $9.94     $9.99
                                            =========================================================
Total Return(c)                                         (0.36)%    5.13%     5.59%     3.83%    12.28%
 Net Assets, End of Period (000's)                    $32,560   $45,338   $69,502   $67,220   $40,435
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.08%     2.03%     2.14%     2.27%     2.33%
   Total(f)                                              2.08%     2.03%     2.15%     2.30%     2.35%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         3.02%     3.25%     2.91%     3.58%     4.19%
 Portfolio Turnover Rate(b)                                58%      169%      164%      245%      315%

                                                                   CLASS C
                                            --------------------------------------------
                                                        For the Period Ended
                                                          October 31,(d,g)
                                            --------------------------------------------
                                             2006      2005      2004          2003
                                            -------   -------   -------   --------------
Net Asset Value, Beginning of Period                    $9.67    $10.20        $9.98
Investment Operations:
 Net Investment Income (Loss)                            0.29      0.33         0.29
 Net Realized and Unrealized Gain (Loss)                (0.33)     0.13         0.22
Distribution return of capital per share                (0.04)    (0.04)
 Total Operations                                                  0.46         0.51
                                            --------------------------------------------
Distributions:
 From Net Investment Income                             (0.28)    (0.22)       (0.29)
 From Net Realized Gains                                    -     (0.63)           -
   Total Distributions                                  (0.33)    (0.99)       (0.29)
Net Asset Value, End of Period                          $9.30     $9.67       $10.20
                                            ============================================
Total Return(c)                                         (0.40)%    5.02%        5.16%
 Net Assets, End of Period (000's)                    $13,439   $19,675       $8,178
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.11%     2.10%        2.14%
   Total(f)                                              2.11%     2.10%        2.15%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         2.99%     3.37%        2.91%
 Portfolio Turnover Rate(b)                                58%      169%         164%

NOTES TO FINANCIAL HIGHLIGHTS

(a) Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Money Market is to seek maximum current income from money market securities consistent with liquidity and preservation of principal.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments:

- short-term corporate obligations, including commercial paper, notes and bonds

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

- repurchase agreements involving any of the securities mentioned above

TIM also seeks to maintain a stable net asset value of $1.00 per share by:

- investing in securities which present minimal credit risk; and

- maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
This fund is subject to the following principal investment risks:

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rates.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.


- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
To the extent the fund invests in foreign securities, it is subject to changing political and economic climates and potentially less liquidity.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns since inception. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

                                  (BAR CHART)

                                 7-DAY YIELD(1)
                            (as of October 31, 2006)

Class A   = 3.12%

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                       %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

(1) Call Customer Service (1-888-233-4339) for the current 7-day yield.

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(2)

-----------------------------------------------------------------------
                                                            LIFE OF
RETURN BEFORE TAXES                               1 YEAR    FUND(3)
-----------------------------------------------------------------------
  Class A                                         _ %          _ %
-----------------------------------------------------------------------
  Class B                                         _ %          _ %
-----------------------------------------------------------------------
  Class C                                         _ %          _ %
-----------------------------------------------------------------------

(2) Actual returns may depend on the investor's individual tax situation.
(3) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
         SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                                A            B           C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on        None         None       None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as
 a percentage of purchase price or             None       5.00%(a)    1.00%(b)
 redemption proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount       None         None       None
 redeemed)
-----------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(c)
                                                     CLASS OF SHARES
                                                     ---------------
                                                A            B           C
-----------------------------------------------------------------------------
 Management fees                              0.40%        0.40%       0.40%
 Distribution and service (12b-1) fees        0.35%        1.00%       1.00%
 Other expenses
-----------------------------------------------------------------------------
                                               ---------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
 EXPENSE REDUCTION(D)
 NET OPERATING EXPENSES
-----------------------------------------------------------------------------

(a) Purchases of Class B shares are subject to a declining contingent deferred sales charge (CDSC) if redeemed during the first 5 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th)
    year).
(b) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.
(c) Annual fund operating expenses are based upon the fund's expenses for the fiscal year ended October 31, 2006.
(d) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008 to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 0.48%, excluding 12b-1 fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.48%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information-Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
    A
    B(+)
    C
---------------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

0.40%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Boulevard, Ste. 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the following annual rates (expressed as a specified percentage of the fund's average daily net assets):

0.15%

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by              , whose report, along with the
fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

                                                                  CLASS A
                                            ----------------------------------------------------
                                                            For the Period Ended
                                                              October 31,(c,f)
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                      $1.00      $1.00      $1.00      $1.00
Investment Operations:
 Net Investment Income (Loss)                             0.020      0.004      0.004      0.008
 Net Realized and Unrealized Gain (Loss)                      -(g)        -         -          -
   Total Operations                                       0.020      0.004      0.004      0.008
                                            ----------------------------------------------------
Distributions:
 From Net Investment Income                              (0.020)    (0.004)    (0.004)    (0.008)
 From Net Realized Gains                                      -          -          -          -
   Total Distributions                                   (0.020)    (0.004)    (0.004)    (0.008)
Net Asset Value, End of Period                            $1.00      $1.00      $1.00      $1.00
                                            ====================================================

Total Return(b)                                            2.10%      0.42%      0.39%      0.56%
Net Assets, End of Period (000's)                      $150,804   $185,311   $109,794   $131,949
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(d)                                                  0.83%      0.83%      0.83%      0.83%
   Total(e)                                                1.05%      1.19%      1.22%      1.36%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           2.08%      0.45%      0.42%      0.93%

                                                                 CLASS B
                                            -------------------------------------------------
                                                          For the Period Ended
                                                            October 31,(c,f)
                                            -------------------------------------------------
                                              2006       2005      2004      2003      2002
                                            --------   --------   -------   -------   -------
Net Asset Value, Beginning of Period                      $1.00     $1.00     $1.00     $1.00
Investment Operations:
 Net Investment Income (Loss)                             0.020     0.001     0.001         -
 Net Realized and Unrealized Gain (Loss)                      -(g)       -        -         -
   Total Operations                                       0.020     0.001     0.001         -
                                            -------------------------------------------------
Distributions:
 From Net Investment Income                              (0.020)   (0.001)   (0.001)        -
 From Net Realized Gains                                      -         -         -         -
   Total Distributions                                   (0.020)   (0.001)   (0.001)        -
Net Asset Value, End of Period                            $1.00     $1.00     $1.00     $1.00
                                            =================================================
Total Return(b)                                            1.60%     0.14%     0.12%     0.28%
Net Assets, End of Period (000's)                       $31,647   $40,203   $54,324   $81,683
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(d)                                                  1.32%     1.10%     1.16%     1.48%
   Total(e)                                                1.79%     1.81%     1.87%     2.01%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           1.57%     0.13%     0.08%     0.28%

                                                               CLASS C
                                            ---------------------------------------------
                                                        For the Period Ended
                                                          October 31,(c,f)
                                            ---------------------------------------------
                                              2006      2005      2004          2003
                                            --------   -------   -------   --------------
Net Asset Value, Beginning of Period                     $1.00     $1.00        $1.00
Investment Operations:
 Net Investment Income (Loss)                            0.020     0.001        0.002
 Net Realized and Unrealized Gain (Loss)                     -(g)       -           -
   Total Operations                                      0.020     0.001        0.002
                                            ---------------------------------------------
Distributions:
 From Net Investment Income                             (0.020)   (0.001)      (0.002)
 From Net Realized Gains                                     -         -            -
   Total Distributions                                  (0.020)   (0.001)      (0.002)
Net Asset Value, End of Period                           $1.00     $1.00        $1.00
                                            =============================================
Total Return(b)                                           1.87%     0.14%        0.12%
Net Assets, End of Period (000's)                      $15,997   $22,277       $3,542
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(d)                                                 1.26%     0.98%        1.04%
   Total(e)                                               1.89%     1.96%        1.87%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                          1.61%     0.43%        0.21%

NOTES TO FINANCIAL HIGHLIGHTS

(a) Annualized.
(b) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(c) Per share information is calculated based on average number of shares outstanding.
(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(e) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(f) TA IDEX Transamerica Money Market ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.
(g) Rounds to less than $0.01 per share.

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

This section describes the underlying funds in which some or all of the asset allocation series may invest and that are not otherwise discussed in this prospectus. This section summarizes their respective investment objectives and principal investment strategies and risks. Additional information about the underlying funds' investment strategies and risks may be found in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus. Further information about these underlying funds is contained in these underlying fund's prospectuses, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value seeks long-term growth of capital by investing primarily in equity securities of established companies from more than 40 industries and from more than 40 developed countries. The Fund primarily invests in issues that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund's investment policies emphasize investments that are determined to be undervalued by the fund's sub-adviser. The principal risks of investing in this underlying fund are: investing in common stock; value risk; foreign securities risk; liquidity risk; derivatives risk; options risk; short sales risk; repurchase agreements risk; credit risk; hedging risk; currency risk; interest rate risk; warrants and rights risk; securities lending risk; convertible securities risk; leveraging risk; and market risk.

- TA IDEX American Century Large Company Value seeks long-term capital growth with income as a secondary goal by investing principally in U.S. equity securities (under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000(R) Value Index). The fund invests primarily in larger companies. The fund's sub-adviser uses a value investment strategy. The principal risks of investing in this underlying fund are: investing in common stock; investment style risk; foreign securities risk; fixed-income securities risk; derivatives risk; and market risk.

- TA IDEX BlackRock Global Allocation seeks to provide high total investment return by investing in a portfolio of both equity and fixed-income securities, including money market securities and other short-term securities or instruments, of issuers located around the world. At any time, the fund may emphasize either debt securities or equity securities. The principal risks of investing in this underlying fund are: investing in common stock; value risk; foreign securities risk; small- or medium-sized companies risk; currency risk; liquidity risk; preferred stocks risk; convertible securities risk; fixed-income securities risk; distressed securities risk; high-yield debt security risk; interest rate risk; precious metal related securities risk; credit risk; real estate securities risk; warrants and rights risk; hedging risk; derivatives risk; securities lending risk; syndicated bank loans risk; and market risk.

- TA IDEX BlackRock Large Cap Value seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstance, the fund invests at least 80% of its assets in equity securities which are, at the time of purchase, included in the Russell 1000(R) Value Index. The principal risks of investing in this underlying fund are: investing in common stock; value risk; foreign securities risk; and market risk.

- TA IDEX BlackRock Natural Resources seeks to achieve long-term capital growth and to protect the purchasing power of shareholders' capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets. The principal risks of investing in this underlying fund are: stock risk; asset-based securities risk; foreign securities risk; currency risk; emerging markets risk; preferred stocks risk; value risk; futures and options risk; leveraging risk; liquidity risk; country, sector or industry focus risk; non-diversification risk; and market risk.

- TA IDEX Clarion Global Real Estate Securities seeks long-term total return from investments principally in equity securities of real estate companies that include common stocks and convertible securities (under normal conditions, the fund will invest at least 80% of its assets in a portfolio of issuers that are principally engaged in the real estate industry). Total return consists of realized and unrealized capital gains and losses plus income. The fund's portfolio will composed of investments in issuers that are economically tied to at least three different countries, including the United States. The principal risks of investing in this underlying fund are: investing in common stock; foreign securities risk; REITs risk; small- or medium-sized companies risk; portfolio turnover risk; convertible securities risk; fixed-income securities risk; real estate securities risk; mortgage-related securities risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

- TA IDEX Evergreen Health Care seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of the portfolio's assets in the equity securities of healthcare companies. The principal risks of investing in this underlying fund are: investing in common stock; healthcare sector risk; foreign securities risk; small- or medium-sized companies risk; value risk; derivatives risk; futures risk; options risk; hedging risk; short sales risk; portfolio turnover risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

- TA IDEX Evergreen International Small Cap seeks capital growth by investing principally in equity securities of small companies located in at least three countries, one of which may be the United States (the fund normally invests at least 80% of its assets in securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks). The fund seeks to invest in equity securities of issuers that the sub-adviser believes are well managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The principal risks of investing in this underlying fund are: investing in common stock; foreign securities risk; emerging markets risk; small- and medium-sized companies risk; fixed-income securities risk; preferred stocks risk; convertible securities risk; real estate securities risk; REITS risk; derivatives risk; currency risk; hedging risk; and market risk.

- TA IDEX Federated Market Opportunity seeks to provide moderate capital appreciation and high current income by investing, under normal market conditions, in domestic and foreign securities that the fund's sub-adviser deems to be undervalued or out-of-favor or securities that it believes are attractive due to their income-producing potential. The principal risks of investing in this underlying fund are: investing in common stock; value risk; foreign securities risk;

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

emerging markets risk; currency risk; fixed-income securities risk; interest rate risk; credit risk; high-yield debt security risk; country, sector or industry focus risk; convertible securities risk; REITs risk; investment companies risk; hedging risk; hybrid instruments risk; liquidity risk; leveraging risk; derivatives risk; options risk; exchange-traded funds risk; portfolio turnover risk; and market risk.

- TA IDEX JPMorgan International Bond seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities of foreign issuers. The sub-adviser seeks to achieve this objective by investing at least 80% of the Fund's assets in high-quality bonds under normal market conditions. The sub-adviser also determines whether to buy and sell securities using a combination of fundamental research and bond currency valuation models. The principal risks of investing in this underlying fund are: fixed-income securities risk; foreign securities risk; emerging markets risk; credit risk; interest rate risk; currency risk; country, sector or industry focus risk; derivatives risk; hedging risk; liquidity risk; options risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

- TA IDEX J.P. Morgan Mid Cap Value seeks growth from capital appreciation by investing primarily (at least 80% of net assets under normal conditions) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the fund's sub-adviser believes to be undervalued. The principal risks of investing in this underlying fund are: investing in common stock; small- and medium-sized companies risk; value risk; foreign securities risk; convertible securities risk; preferred stocks risk; over-the-counter investing risk; derivatives risk; and market risk.

- TA IDEX Jennison Growth seeks long-term growth of capital by investing substantially all of its assets in equity securities (principally common stocks, warrants, rights and depositary receipts) of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; medium-sized companies risk; foreign stocks risk; preferred stocks risk; warrants and rights risk; and market risk.

- TA IDEX Legg Mason Partners Investors Value seeks long-term growth of capital with current income as a secondary objective by investing principally in common stocks of established U.S. companies. The fund's sub-adviser focuses on large capitalization companies and seeks to identify companies with solid growth potential at reasonable values. To a lesser degree, the fund invests in income producing securities such as debt securities. The principal risks of investing in this underlying fund are: investing in common stock; value risk; fixed-income securities risk; and market risk.

- TA IDEX Loomis Sayles Bond seeks a high total investment return through a combination of current income and capital appreciation. The principal risks of investing in this underlying fund are: investing in fixed-income securities; credit risk; interest rate risk; high-yield debt security risk; preferred stock risk; foreign securities risk; emerging markets risk; currency risk; mortgage-related securities risk; REITs risk; repurchase agreement defaults risk; Rule 144A securities risk; convertible securities risk; derivatives risk; futures and options risks; hedging risk; liquidity risk; and market risk.

- TA IDEX Marsico Growth seeks long-term growth of capital by investing principally in common stocks. Under normal circumstances, the fund invests at least 80% of its total assets in a diversified portfolio of common stocks of large- and medium-sized companies selected for their growth potential. The fund's sub-adviser uses an approach that combines "top down" analysis of economic and social trends with "bottom up" stock selection. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; medium-sized companies risk; foreign securities risk; and market risk.

- TA IDEX Marsico International Growth seeks long-term growth of capital by investing primarily in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in common stocks of companies operating in emerging markets. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; foreign securities risk; emerging markets risk; currency risk; default risk; and market risk.

- TA IDEX Mellon Market Neutral Strategy seeks investment returns exceeding the three-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks held both long and short while neutralizing the general risks associated with stock market investing. The principal risks of investing in this underlying fund are: stock risk; short sales risk; derivatives risk; leveraging risk; portfolio turnover risk; foreign securities risk; and market risk.

- TA IDEX MFS International Equity seeks capital growth by investing, principally in equity securities of foreign companies. Under normal market conditions, the fund invests at least 80% of its assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts of issuers economically tied to a number of countries throughout the world, including emerging markets countries. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; foreign securities risk; emerging markets risk; currency risk; preferred stocks risk; derivatives risk; futures risk; convertible securities risk; and market risk.

- TA IDEX Neuberger Berman International seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any size, including companies in developed and emerging industrialized markets. The Fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. The principal risks of investing in this underlying fund are: investing in common stock; value risk; growth stocks risk; foreign securities risk; country, sector or industry focus risk; emerging markets risk; small- or medium-sized companies risk; derivatives risk; credit risk; interest rate risk; currency risk; hedging risk; securities lending risk; liquidity risk; leveraging risk; and market risk.

- TA IDEX Oppenheimer Developing Markets aggressively seeks capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries. In selecting securities, the fund's sub-adviser looks primarily for foreign companies in developing markets with high growth potential. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; foreign securities risk; emerging markets risk; country, sector or industry focus risk; small- or medium-sized

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

  companies risk; fixed-income securities risk; convertible securities risk; preferred stocks risk; currency risk; liquidity risk; derivatives risk; options risk; hedging risk; credit risk; interest rate risk; warrants and rights risk; portfolio turnover risk; and market risk.

- TA IDEX PIMCO Real Return TIPS seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing principally in Treasury Inflation-Indexed Securities (or "TIPS"). The fund's sub-adviser invests, under normal circumstances, at least 80% of the fund's assets in TIPS of varying maturities. The principal risks of investing in this underlying fund are: fixed-income securities risk; derivatives risk; interest rate risk; leveraging risk; high-yield debt security risk; hedging risk; tax consequences risk; CPI-U measurement risk; credit risk; market risk; issuer risk; liquidity risk; mortgage risk; currency risk; non-diversification risk (this underlying fund is non-diversified); and foreign securities risk.

- TA IDEX PIMCO Total Return seeks maximum total return consistent with preservation of capital and prudent investment management by investing principally in a diversified portfolio of fixed-income securities of varying maturities. The fund may invest its assets in derivative instruments. The principal risks of investing in this underlying fund are: fixed-income securities risk; derivatives risk; mortgage-related securities risk; foreign securities risk; hedging risk; leveraging risk; high-yield debt security risk; and market risk.

- TA IDEX Transamerica Short-Term Bond seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short-term and intermediate-term investment-grade corporate obligations, obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, and mortgage-backed securities. Normally, the fund will invest at least 80% of its assets in bonds. The principal risks of investing in this underlying fund are: fixed-income securities risk; mortgage-related securities risk; interest rate risk; default risk; foreign securities risk; and market risk.

- TA IDEX UBS Dynamic Alpha seeks to maximize total return, consisting of capital appreciation and current income. The principal risks of investing in this underlying fund are: stock risks; value risk; small- or medium-sized company risk; fixed-income securities risk; interest rate risk; credit risk; prepayment or call risk; U.S. Government Agency Obligation risk; foreign securities risk; currency risk; emerging markets risk; convertible securities risk; preferred stocks risk; derivatives risk; futures and options risk; short sales risk; leveraging risk; asset allocation risk; liquidity risk; non-diversification risk; active trading risk; investing in other funds risk; and market risk.

- TA IDEX UBS Large Cap Value seeks to maximize total return, consisting of capital appreciation and current income by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. In selecting securities the fund's sub-adviser focuses on among other things, identifying discrepancies between a security's fundamental value and its market price. The principal risks of investing in this underlying fund are: investing in common stock; preferred stocks risk; value risk; derivatives risk; options risk; futures risks; and market risk.

- TA IDEX Van Kampen Emerging Markets Debt seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. The principal risks of investing in this underlying fund are: fixed-income securities risk; foreign securities risk; emerging markets risk; currency risk; derivatives risks; non-diversification risk (this underlying fund is non-diversified); and market risk.

- TA IDEX Van Kampen Mid-Cap Growth seeks capital growth by investing, under normal circumstances, at least 80% of its assets at the time of investment in securities of medium-sized companies. The fund's sub-adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong, free cash flow and compelling business strategies. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; small- or medium-sized companies risk; foreign securities risk; emerging markets risk; convertible securities risk; preferred stocks risk; warrants and rights risk; derivatives risk; futures, options and derivatives risk; and market risk.

- TA IDEX Van Kampen Small Company Growth seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies (under normal circumstances, at least 80% of the fund's assets will be invested in such securities). The principal risks of investing in this underlying fund are: investing in common stock; smaller companies risk; growth stocks risk; foreign securities risk; and market risk.

Under adverse or unstable market conditions, the underlying funds can invest some or all of their assets in cash, repurchase agreements and money market instruments. Although the underlying funds will do this only in seeking to avoid losses, the underlying funds may be unable to pursue their investment objective during that time, and it could reduce the benefit from any upswing in the market.

SECTION C -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX's Board of Trustees is responsible for managing the business affairs of TA IDEX. The Board oversees the operation of TA IDEX by its officers. It also reviews the management of each fund's assets by TFAI and investment sub-advisers. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, TFAI is paid an investment advisory fee. This fee is calculated on the average daily net assets of each fund, and is paid at the rates previously shown in this prospectus.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

OPENING AN ACCOUNT

Fill out the New Account Application which is included in this prospectus or available on our website. TA IDEX requires all applications to include an investment representative or an approved broker/dealer of record. An approved broker/dealer is one that is providing services under a valid dealer sales agreement with the funds' distributor.

IRAs and other retirement plan accounts require different applications, which you can request by calling 1-888-233-4339 or visiting www.transamericaidex.com.

Note: To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If TA IDEX cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated Net Asset Value (NAV) per share.

SECTION C -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

MINIMUM INVESTMENT*

                                          MINIMUM      MINIMUM
                                          INITIAL     SUBSEQUENT
                                         INVESTMENT   INVESTMENT
                                         (PER FUND    (PER FUND
TYPE OF ACCOUNT                           ACCOUNT)     ACCOUNT)
----------------------------------------------------------------
Regular Accounts                           $1,000       $  50
IRA, Roth IRA or Coverdell ESA             $1,000       $  50
Employer-sponsored Retirement Plans
  (includes 403(b), SEP and SIMPLE IRA
  plans)                                   $1,000       $  50
Uniform Gift to Minors (UGMA) or
  Transfer to Minors (UTMA)                $1,000       $  50
Payroll Deduction and Automatic
  Investment Plans                         $  500       $  50**

 * TA IDEX reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

** Minimum per monthly fund account investment.

Note: The minimums may be waived for certain employer-sponsored retirement plans under which the employee limits his or her salary deferral purchase to one fund account. There are no minimums for "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG, and for investments made by a retirement plan described in Section 401(a), 401(k), 401(m) or 457 of the Internal Revenue Code.

BY MAIL

- Send your completed application and check (made payable to Transamerica Fund Services, Inc.) to:




  P.O. Box 219945
  Kansas City, MO 64121-9945




  For overnight delivery:




  330 W. 9th Street
  Kansas City, MO 64105.

THROUGH AN AUTHORIZED DEALER

- The dealer is responsible for opening your account and providing TA IDEX with your taxpayer identification number.

BUYING SHARES

Investors may purchase shares of the funds at the "offering price" of the shares, which is the net asset value per share ("NAV") plus any applicable initial sales charge.

BY CHECK

- Make your check payable and send to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945.

- For overnight delivery: 330 W. 9th Street, Kansas City, MO 64105.

- If you are opening a new account, send your completed application along with your check.

- If you are purchasing shares in an existing account(s), please reference your TA IDEX fund and account numbers.

- All checks must be made payable to Transamerica Fund Services, Inc.

- Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

- TA IDEX does not accept money orders, traveler's checks, credit card convenience checks or cash. Cashier checks, starter checks and third-party checks may be accepted, subject to approval by TA IDEX.

BY AUTOMATIC INVESTMENT PLAN

- With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank's requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service (1-888-233-4339) for information on how to establish an AIP or visit our website at www.transamericaidex.com to obtain an AIP request form.

BY TELEPHONE

- The electronic funds transfer must be established in advance, when you open your account, or by adding this feature to your existing account. Select "Electronic Bank Link" on the application or write to TA IDEX. Due to your bank's requirements, please allow up to 30 days to establish this option. Call Customer Service to invest by phone, either through our automated system (1-888-233-4339), or by speaking directly with a representative.

- TA IDEX reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

THROUGH AN AUTHORIZED DEALER

- If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. TA IDEX must receive your payment within three business days after your order is accepted.

BY THE INTERNET

- You may request a transfer of funds from your bank account to your TA IDEX account. The electronic bank link option must be established in advance before Automated Clearing
  House (ACH) purchases will be accepted. (Call Customer
  Service (1-888-233-4339)) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Payment will be transferred from your bank account electronically.

BY PAYROLL DEDUCTION

- You may have money transferred regularly from your payroll to your TA IDEX account. Call Customer Service (1-888-233-4339) to establish this deduction.

BY WIRE TRANSFER

- You may request that your bank wire funds to your TA IDEX account (note that your bank may charge a fee for such service). You must have an existing account to make a
                                        90
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  payment by wire transfer. Ask your bank to send your payment to:

  Bank of America, NA, Charlotte, NC, ABA# 026009593, Credit: Transamerica IDEX Funds Acct # 3600622064, Ref: Shareholder name, TA IDEX fund and account numbers.

- Shares will be purchased at the next determined net asset value (NAV) after receipt of your wire if you have supplied all other required information.

OTHER INFORMATION

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker/dealer. To the extent authorized by law, TA IDEX and each of the funds reserves the right to discontinue offering shares at any time or to cease operating entirely.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below), although TA IDEX has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. In cases where shares have recently been purchased by personal checks (or other circumstances where the purchase money has not yet been collected), redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. To avoid this situation, shares may be purchased by wire.

TO REQUEST YOUR REDEMPTION AND RECEIVE PAYMENT BY:

DIRECT DEPOSIT - ACH

- You may request an "ACH redemption" in writing, by phone or by internet access to your account. The electronic bank link option must be established in advance before Automated Clearing House (ACH) redemptions will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link.) Maximum amount over the phone per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders. Payment should usually be received by your bank account 3-5 banking days after your request is received in good order. TA IDEX does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible for ACH redemptions. Call Customer Service (1-888-233-4339) to verify that this feature is in place on your account if you are unsure.

DIRECT DEPOSIT - WIRE

- You may request an "Expedited Wire Redemption" in writing, or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Maximum amount over the phone per day is the lesser of your available balance or $50,000 (with a minimum of $1,000 per wire). Payment should be received by your bank account the next banking day after your request is received in good order. TA IDEX charges $10 for this service. Your bank may charge a fee as well. Call Customer Service (1-888-233-4339) to be sure this feature is in place on your account if you are unsure.

CHECK TO ADDRESS OF RECORD

- WRITTEN REQUEST: Send a letter requesting a withdrawal to TA IDEX. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions. Be sure to include all shareholders' signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

- TELEPHONE OR INTERNET REQUEST: Call Customer Service (1-888-233-4339) and make your request using the automated system, by person-to-person, or by accessing your account on the internet. The electronic bank link option must be established in advance before ACH redemptions will be accepted. Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link. Maximum amount per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.

CHECK TO ANOTHER PARTY/ADDRESS

- This request must be in writing, regardless of amount, with all account owners' signatures guaranteed (original). Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions.

SYSTEMATIC WITHDRAWAL PLAN (BY DIRECT DEPOSIT - ACH OR CHECK)

- You can establish a Systematic Withdrawal Plan (SWP) either at the time you open your account or at a later date. Call Customer Service at (1-888-233-4339) for information on how to establish a SWP or visit our website at www.transamericaidex.com to obtain the appropriate form to complete.

THROUGH AN AUTHORIZED DEALER

- You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call TA IDEX Customer Service (1-888-233-4339) for assistance.

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YOUR REQUEST TO SELL YOUR SHARES AND RECEIVE PAYMENT MAY BE SUBJECT TO:

- The privileges or features established on your account such as a Systematic Withdrawal Plan (SWP) or telephone transactions.

- The type of account you have and if there is more than one shareholder.

- The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.

- A written request or original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, TA IDEX requires a redemption request in writing, signed and an original signature guaranteed by all shareholders.

- When redeeming all shares from an account with an active Automatic Investment Plan (AIP), your AIP will automatically be stopped. Please contact Customer Service (1-888-233-4339) if you wish to re-activate your AIP.

- Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

- Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

- Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its shareholders at its discretion. Please see the SAI for more details.

- If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to an original signature guarantees later in this prospectus.

EXCHANGING SHARES

- You may request an exchange in writing, by phone, or by accessing your account through the internet.

- You can exchange shares in one fund for shares in the same class of another fund offered in this prospectus.

- The minimum exchange to a new fund account is $1,000 per fund account. This minimum is reduced to $500 per fund account if you elect to establish an Automatic Investment Plan (AIP) and invest a minimum of $50 per month, per fund account. If you want to exchange between existing fund accounts, the required minimum will be $50 per fund account.

- An exchange is treated as a redemption of a fund's shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

- If exchanging all shares, any active systematic plan will carry over unless otherwise instructed.

SPECIAL SITUATIONS FOR EXCHANGING SHARES

- Class T shares may be exchanged for only Class A shares of any TA IDEX fund offered in this prospectus, other than TA IDEX Janus Growth. Class A shares of all TA IDEX funds offered in this prospectus are subject to distribution and service (12b-1) fees.

- You may not exchange other classes of shares of the TA IDEX funds for Class T shares.

- TA IDEX reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

- TA IDEX reserves the right to deny any request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

REDEMPTION FEES

REDEMPTION FEE ASSESSMENT

A short-term trading redemption fee may be assessed on any fund shares in a fund account that are redeemed (whether voluntarily or involuntarily, and including redemptions that are part of an exchange transaction) during the first five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria). Shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by a fund.

This redemption fee is imposed to discourage short-term trading and is paid to a fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and each fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in a fund and/or in your other TA IDEX fund accounts, TA IDEX may in its sole discretion determine that your trading activity may be detrimental to a fund as described in the "Market Timing/ Excessive Trading" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the fund and/or (ii) limit the method for requesting future redemptions out of the fund even if any such request would not exceed the guidelines described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES

Except as otherwise provided, you are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of a fund or you are investing indirectly in a fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a savings plan (other than retirement plans described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code) or a 529 college savings plan that maintains a master account (an "Omnibus Account") with the fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect each fund's redemption fee on the fund's behalf from their customers' accounts. As a result, the ability of each fund to

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monitor trades that are placed by Omnibus Accounts or other nominee accounts and assess redemption fees may be severely limited in those instances in which a broker, administrator or other intermediary maintains the record of each fund's underlying beneficial owners. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of a fund. Each fund will continue to encourage all financial intermediaries to develop the capability to assess the redemption fee from their customers who invest in the fund. If you are investing in fund shares through a financial intermediary, you should contact your financial intermediary for more information on any differences in how the redemption fee is applied to your investments in a fund.

WAIVER/EXCEPTIONS/CHANGES

Currently, TA IDEX does not impose redemption fees on redemption transactions made by investors in retirement plans described in Section 401(a), 401(k), 401(m), 403(b), and 457 of the Internal Revenue Code, or in "wrap" accounts established for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG.

Each fund reserves the right to waive the redemption fee at its discretion if the fund's transfer agent believes such waiver is consistent with the best interests of the fund and to the extent permitted or required by applicable law. In addition, each fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

INVOLUNTARY REDEMPTIONS

Each fund reserves the right to close your account if the account value falls below the fund's minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions), to the fullest extent permitted by law. Involuntary redemptions are subject to applicable redemption fees unless TA IDEX provides a waiver.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, the fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING WHICH INCLUDE LIMITATIONS ON THE NUMBER OF TRANSACTIONS IN FUND SHARES AND REDEMPTION FEES, AS DESCRIBED IN THIS PROSPECTUS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF ANY OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be "excessive" or related to market timing.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. In addition, implementation of the funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Reallocations in underlying TA IDEX funds by a TA IDEX Asset Allocation portfolio in furtherance of a portfolio's objective are not considered to be market timing or excess trading.

CHECKWRITING SERVICE (FOR CLASS A SHARES OF TA IDEX TRANSAMERICA MONEY MARKET
ONLY)

If you would like to use the checkwriting service, mark the appropriate box on the application or authorization form. Your TA IDEX Money Market fund account must have a minimum balance of $1,000 to establish check writing privileges. The fund will send you checks when it receives these properly completed documents and your check has cleared the 15 day holding period. Checks must be written for at least $250, and investments made by check or ACH must have been in your account for at least 15 calendar days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day's net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for "insufficient funds" and your account will incur a $20 service fee. Due to dividends accruing on your account, it is not possible to determine your account's value in advance so you should not write a check for the entire value or try to close your account by

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writing a check. A stop payment on a check may be requested for a $20 service fee. If you request that a checkbook be delivered overnight, you will incur a $20 service fee or a $30 service fee for Saturday delivery. The payment of funds is authorized by the signature(s) appearing on the TA IDEX application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the TA IDEX designated bank for its checkwriting service. TA IDEX has chosen UMB Bank, N.A. as its designated bank for this service. UMB Bank, N.A., or its bank affiliate (the Bank), is appointed agent by the person(s) signing the TA IDEX application or authorization form (the Investor(s)) and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to TA IDEX as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This checkwriting service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the state of Missouri, pertaining to this checkwriting service, as amended from time to time. The Bank and/or TA IDEX has the right not to honor checks presented to it and the right to change, modify or terminate this checkwriting service at any time.

The checkwriting service is not available for IRAs, Coverdell ESAs, qualified retirement plans or Class B or Class C shares of TA IDEX Transamerica Money Market.

CUSTOMER SERVICE

Occasionally, TA IDEX experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach TA IDEX by telephone, please consider visiting our website at www.transamericaidex.com. You may also send instructions by mail, by fax, or by using the in-touch line.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check TA IDEX issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, TA IDEX reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs. TA IDEX generally provides a 60-day notification to the address of record prior to closing any fund accounts or assessing a minimum account balance fee. The following describes the fees assessed to fund accounts with balances below the stated minimum:

-------------------------------------------------------------
ACCOUNT BALANCE               FEE ASSESSMENT
(PER FUND ACCOUNT)            (PER FUND ACCOUNT)
-------------------------------------------------------------
 If your balance is below     $25 fee assessed every year
 $1,000                       until balance reaches
                              $1,000
-------------------------------------------------------------

No fees will be charged on:

- accounts opened within the preceding 12 months

- accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

- accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

- accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

- UTMA/UGMA accounts

- State Street Custodial Accounts

- Coverdell ESA accounts

- Omnibus and Network Level 3 accounts

- B-share accounts whose shares have started to convert to A-share accounts (as long as combined value of both accounts is at least $1,000)

TELEPHONE TRANSACTIONS

TA IDEX and its transfer agent, Transamerica Fund Services, Inc. (TFS) are not liable for complying with telephone instructions that are deemed by them to be genuine. TA IDEX and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where TA IDEX or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. TA IDEX reserves the right to modify the telephone redemption privilege at any time.

RETIREMENT AND ESA STATE STREET ACCOUNT MAINTENANCE FEES

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A-share account which holds only shares converted from a B-share account, shall be considered as part of the original B share account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)' value per Social Security Number is more than $50,000.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by TA IDEX. Your financial professional will answer any questions that you may have regarding such fees.

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SIGNATURE GUARANTEE

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

- You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

- You would like a check made payable to anyone other than the shareholder(s) of record.

- You would like a check mailed to an address which has been changed within 10 days of the redemption request.

- You would like a check mailed to an address other than the address of record.

- You would like your redemption proceeds wired to a bank account other than a bank account of record.

- You are adding or removing a shareholder from an account.

- You are changing ownership of an account.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

- It does not appear valid or in good form.

- The transaction amount exceeds the surety bond limit of the original signature guarantee.

- The guarantee stamp has been reported as stolen, missing or counterfeit.

EMPLOYER SPONSORED ACCOUNTS

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify TA IDEX by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-MAIL COMMUNICATION

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

REINVESTMENT PRIVILEGE

Within a 90-day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any contingent deferred sales charge (CDSC) you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

STATEMENTS AND REPORTS

TA IDEX will send you a confirmation statement after every transaction that affects your account balance or registration (except that transactions necessary to assess account fees (such as retirement plan maintenance fees or minimum account fees) disclosed in this prospectus will be shown in your next regularly scheduled statement). Please review the confirmation statement carefully and promptly notify TA IDEX in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan or Payroll Deduction, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, TA IDEX may charge $10 per statement year up to a maximum of $50 per Social Security Number.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

PRICING OF SHARES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all funds is determined on each day the New York Stock Exchange
(NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

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Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

Orders for shares of the TA IDEX Asset Allocation funds and corresponding orders for shares of the TA IDEX underlying funds are priced on the same day when orders for shares of the asset allocation funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the asset allocation funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

CHOOSING A SHARE CLASS

TA IDEX offers three share classes in this prospectus, each with its own sales charge and expense structure. (TA IDEX Janus Growth offers an additional class, Class T, but Class T shares are not available to new investors.)

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 5 years), or Class C shares (if you plan to invest for a period of less than 5 years).

TA IDEX may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES - FRONT LOAD

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A TA IDEX Transamerica Money Market purchases. There are 12b-1 distribution and service fees of up to 0.35% per year.

If you are investing $1 million or more, you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% contingent deferred sales charge
(CDSC), unless they were purchased through a retirement plan described in
Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code, or through a "wrap" account for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG.

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CLASS B SHARES - BACK LOAD

With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for five years or less, as described in the table below.

               CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES

                                          AS A % OF DOLLAR
                                          AMOUNT (SUBJECT
YEAR AFTER PURCHASING                        TO CHANGE)
-----------------------------------------------------------
  First                                          5%
  Second                                         4%
  Third                                          3%
  Fourth                                         2%
  Fifth                                          1%
  Sixth and Later                                0%


Class B shares purchased prior to March 1, 2004 are subject to a CDSC if redeemed during the first 6 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th and 6th years). There are 12b-1 distribution and service fees of up to 1.00% per year.

Class B shares automatically convert to Class A shares after eight years, lowering annual expenses after conversion.

Generally, the funds recommend that you do not make any additional purchases in Class B shares when you already hold more than $100,000 of Class B shares of the funds. The funds reserve the right to reject any request to purchase Class B shares of the funds if, as a consequence of such investment, you will hold more than $100,000 of Class B shares of the funds. While the funds generally reject any requests to purchase shares beyond that threshold, the funds cannot always recognize or detect such requests. In addition, when you make a request to purchase Class B shares directly with TA IDEX or through a broker/dealer or other financial intermediary, you may be asked to provide additional information about other Class B shares that you hold in the funds.

CLASS C SHARES - LEVEL LOAD

With Class C shares, you pay no initial sales charge. You will pay a 1.00% CDSC if shares are redeemed during the first 12 months. There are 12b-1 distribution and service fees of up to 1.00% per year. Class C shares (formerly Class L shares) purchased prior to March 1, 2004 are subject to the prior CDSC fee structure which was a 2% CDSC if shares are redeemed during the first 12 months, and a 1% CDSC if redeemed during the second 12 months. Prior to March 1, 2004, Class C shares were named Class L shares. On June 15, 2004, Class C2 shares were merged into Class C shares; on September 24, 2004, Class M shares were merged into Class C shares.

Investors who invested in Class C2 shares prior to the merger of Class C2 shares into Class C shares can make additional investments in Class C shares through their Class C2 shares accounts that converted into Class C share accounts without being subject to a deferred sales charge. For shareholders who also own Class C shares which converted from Class C2 shares, their Class C shares that converted from Class M shares will not be subject to a contingent deferred sales charge and will be subject to the same 12b-1 commission structure applicable to their former Class C2 shares.

Currently, investors who purchase Class C shares of the funds through Merrill Lynch, Pierce, Fenner & Smith Incorporated will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the funds. This CDSC waiver may be terminated at any time.

The maximum purchase order in Class C shares is $999,999.99.

CLASS T SHARES - FRONT LOAD (TA IDEX TRANSAMERICA EQUITY ONLY)

(Closed to new investors)

When you buy Class T shares of TA IDEX Transamerica Equity, you pay an initial sales charge (the offering price includes the sales charge). You can reduce the sales charge percentage in the same ways that are described under Class A shares. Class T shares are not subject to annual 12b-1 distribution and service fees.

You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

CONTINGENT DEFERRED SALES CHARGE

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. TA IDEX will always use the first in, first out method to fulfill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

WAIVERS AND/OR REDUCTIONS OF CHARGES

CLASS A AND CLASS T SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in the following ways:

- Substantial investments receive lower sales charge rates (see tables below).

- The "rights of accumulation" allows you, your spouse and children under age 21 to include the value of your existing holdings in any class of shares of the TA IDEX funds to determine your Class A or Class T sales charge. Breakpoints are derived from the daily NAV at the market close, the current combined NAV value at the time of the purchase and the gross amount of the new purchase.

- A "Letter of Intent" (LOI) allows you, your spouse and children under age 21 to count all share investments, up to a

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  maximum of $1 million, in a TA IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class A or Class T investments. Purchases made up to 90 days prior to establishing your LOI will be counted toward meeting the amount stated in your LOI, and the 13 month period will then begin on the date of your first purchase within the 90 day period. Purchases applied at NAV made after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. TA IDEX will reserve a portion of your shares to cover any additional sales charge that may apply if you do not purchase the amount stated in your LOI.

- By investing as part of a qualified group. An individual who is a member of a qualified group may purchase Class A or Class T shares at the reduced sales charge applicable to that group as a whole. A "qualified group" is one which has at least ten members; has been in existence for at least six months; has some purpose in addition to the purchase of mutual fund shares at a discount; has agreed to include fund sales publications in mailings to members; has arrangements made for access to the group which are satisfactory to TA IDEX's transfer agent; has arrangements satisfactory to TA IDEX's transfer agent established for verification that the group meets these requirements; and the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or a broker-dealer, clients of an investment adviser or security holders of a company. TA IDEX reserves the right to waive the requirement that the group continue to meet the minimum membership requirement or the requirement that an investor continues to belong to the group in order to qualify for lower sales charges (but not to waive either of these requirements initially). To establish a group purchase program, both the group itself and each participant must complete an application. Please contact Customer Service (1-888-233-4339) for further information and assistance. Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.

- By investing in a SIMPLE IRA plan, you and all plan participants will receive a reduced sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.

-------------------------------------------------------------
CLASS A SHARE QUANTITY DISCOUNTS
(ALL FUNDS EXCEPT TA IDEX BOND FUNDS(1) AND
TA IDEX TRANSAMERICA MONEY MARKET(2))
                                       SALES      SALES
                                     CHARGE AS    CHARGE
                                       % OF      AS % OF
                                     OFFERING     AMOUNT
AMOUNT OF PURCHASE*                    PRICE     INVESTED
-------------------------------------------------------------
  Under $50,000                        5.50%       5.82%
  $50,000 to under $100,000            4.75%       4.99%
  $100,000 to under $250,000           3.50%       3.63%
  $250,000 to under $500,000           2.75%       2.83%
  $500,000 to under $1,000,000         2.00%       2.04%
  $1,000,000 and over                  0.00%       0.00%
-------------------------------------------------------------

-------------------------------------------------------------
CLASS A SHARE QUANTITY DISCOUNTS
(TA IDEX BOND FUNDS(1))
                                       SALES      SALES
                                     CHARGE AS    CHARGE
                                       % OF      AS % OF
                                     OFFERING     AMOUNT
AMOUNT OF PURCHASE*                    PRICE     INVESTED
-------------------------------------------------------------
  Under $50,000                        4.75%       4.99%
  $50,000 to under $100,000            4.00%       4.17%
  $100,000 to under $250,000           3.50%       3.63%
  $250,000 to under $500,000           2.25%       2.30%
  $500,000 to under $1,000,000         1.25%       1.27%
  $1,000,000 and over                  0.00%       0.00%
-------------------------------------------------------------

-------------------------------------------------------------
CLASS T SHARE QUANTITY DISCOUNTS
(TA IDEX TRANSAMERICA EQUITY GROWTH)
                                       SALES      SALES
                                     CHARGE AS    CHARGE
                                       % OF      AS % OF
                                     OFFERING     AMOUNT
AMOUNT OF PURCHASE*                    PRICE     INVESTED
-------------------------------------------------------------
  Under $10,000                        8.50%       9.29%
  $10,000 to under $25,000             7.75%       8.40%
  $25,000 to under $50,000             6.25%       6.67%
  $50,000 to under $75,000             5.75%       6.10%
  $75,000 to under $100,000            5.00%       5.26%
  $100,000 to under $250,000           4.25%       4.44%
  $250,000 to under $500,000           3.00%       3.09%
  $500,000 to under $1,000,000         1.25%       1.27%
  $1,000,000 and over                  0.00%       0.00%
-------------------------------------------------------------

(1) TA IDEX bond funds include TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Convertible Securities, and TA IDEX Transamerica High-Yield Bond.

(2) There is no sales charge on Class A Shares of TA IDEX Transamerica Money Market.

* The funds' distributor, AFSG Securities Corporation (AFSG), must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a purchaser acquires shares directly from TA IDEX, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a purchaser acquires shares through a dealer or other financial intermediary, he/she must inform his/her dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A or Class T shares of the funds that the purchaser has, directly with TA IDEX, or through other accounts with dealers or financial intermediaries. To substantiate a claim, it may be necessary for a purchaser to provide AFSG or his/her dealer or other financial intermediary information or records regarding shares of TA IDEX held in all accounts (e.g., retirement plan accounts) of the purchaser directly with TA IDEX or with one or several dealers or other financial intermediaries, including to substantiate "rights of accumulation" accounts held by a spouse and children under age 21.

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WAIVER OF CLASS A AND T INITIAL SALES CHARGES

Class A and Class T shares may be purchased without a sales charge by:

- Current or former TA IDEX trustees, directors, officers, full-time employees, sales representatives of TA IDEX, TFAI, their affiliates, and any of the sub-advisers, and immediate family members thereof.

- Directors, officers, full-time employees and sales representatives of dealers having a sales agreement with AFSG.

- Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.

- "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG.

- For retirement plans described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code that are held through an Omnibus or Network Level 3 account arrangement, TA IDEX will treat Class A share purchases in an amount of less than $1 million as if such purchases were equal to an amount in excess of $1 million. Retirement plans that made Class A share purchases prior to April 28, 2006 without a sales charge may continue to make Class A share purchases without a sales charge. These retirement plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the retirement plan.

Persons eligible to buy Class A and Class T shares at NAV may not impose a sales charge when they re-sell those shares.

WAIVER OF CLASS A, CLASS B, CLASS C, AND CLASS T CONTINGENT DEFERRED SALES
CHARGES

You will not be assessed a sales charge for shares if you sell in the following situations:

- Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account. The transfer agent will require satisfactory proof of death before it determines to waive the CDSC fee.

- Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined). The transfer agent will require satisfactory proof of disability before it determines to waive the CDSC fee.

- On redemptions made under TA IDEX's systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance per fund at the time of redemption.

- If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Information on sales charge reductions and/or waivers can also be found on the TA IDEX website at www.transamericaidex.com.

DISTRIBUTION OF SHARES

DISTRIBUTION PLANS

The Board of Trustees of TA IDEX has adopted a 12b-1 Plan for classes of shares in certain funds of TA IDEX. (See the asset allocation funds for special 12b-1 fees for those funds.)

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares.

However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution of up to 1.00%, which includes an annual service fee of 0.25%.

CLASS T SHARES (TA IDEX TRANSAMERICA EQUITY ONLY). This class of shares does not have a 12b-1 Plan of Distribution, and is closed to new shareholders.

THE EFFECT OF RULE 12b-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry up-front sales loads, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A shares. In general, because 12b-1 Plan fees are paid on an ongoing basis, these fees will increase the cost of your investment and may cost more than other types of sales charges. For a complete description of the funds' 12b-1 Plans, see the SAI.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. (TCI), a broker-dealer affiliated with TFAI, TIM and AFSG, engages in wholesaling activities designed to support and maintain, and increase the number of, the financial intermediaries who sell shares of TA IDEX. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, TA IDEX to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by fees paid by TFAI and AFSG, and not the TA IDEX funds.

TCI (in connection with, or in addition to, wholesaling services), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to

                                        99
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the sales charges, Rule 12b-1 Plan fees, service fees and other fees paid, directly or indirectly, by the funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the funds and, thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the Fees and Expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of a fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or shareholders in the funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In addition, TCI participates in ticket charge programs with Associated Securities, Securities America, and Centaurus Financial, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the ticket charge. TCI also pays flat annual fees ranging from $5,000 to $17,500 to Centaurus Financial, Transamerica Financial Advisors, and Associated Securities, Inc. TCI is also committed to pay to participate in meetings and events of other broker/dealers and banks.

As of the date of this prospectus, TCI has such revenue sharing arrangements with over 20 brokers and other financial intermediaries, of which some of the more significant include arrangements with The Advisors Group, Associated Securities, Inc., Centaurus Financial, Compass Group, Duerr Financial Corp, Hantz Financial Services, Harbour Investments, Investors Capital, Legg Mason, Merrill Lynch, Morgan Stanley, PNC, Prudential Investments, RBC Dain Rauscher, Securities America, Signator Investors, Transamerica Financial Advisors, UBS Financial, US Bancorp and Wachovia Securities.

For the calendar year ended December 31, 2006, TCI paid approximately $ million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $    to
$    for a total of $    from the following financial services firms to
participate in sales events: T. Rowe Price; American Century; Merrill Lynch; Pacific Investment Management, LLC; Van Kampen Investments; Prudential; MFS; Lehman Brothers; Great Companies; Franklin Templeton; Evergreen Investments; Citigroup; Bank of America and Janus Capital Management.

In addition, while AFSG typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

Also, TFAI pays, out of its own assets, financial intermediaries a "trail" fee for servicing and maintenance of accounts of Class T shareholders in TA IDEX Transamerica Equity in an amount equal, on an annual basis, up to 0.10% of average daily net assets held by such Class T shareholders.

From time to time, TCI, its affiliates and/or TFAI and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing and regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund's portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

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UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C shares, AFSG or its agent reallows its entire fee to those brokers or dealers.

DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If a fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from a fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market funds and bond funds, will not generally qualify for the 15% rate.

Each fund will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of a fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

The asset allocation funds (offered in this prospectus) can have income, gains or losses from any distributions or redemptions in the underlying funds. Distributions of the long-term capital gains or qualifying dividends of either the asset allocation funds or underlying funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of the asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.

TAXES ON THE SALE OR EXCHANGE OF SHARES

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming that is the case during the period when you own shares of TA IDEX Transamerica Money Market, then you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

WITHHOLDING TAXES

As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect

                                       101
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SECTION C -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker/dealer firm submits your account through the National Securities Clearing Corporation. Your broker/dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker/dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding and are generally subject to U.S. tax certification requirements. Additionally, the appropriate tax form (generally, W-8BEN form) and documentary evidence is required if you are not a U.S. citizen or U.S. resident alien.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from TA IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in TA IDEX.

ASSET ALLOCATION FUNDS

The asset allocation funds, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation
 - Moderate Growth Portfolio, TA IDEX Asset Allocation - Growth Portfolio and TA IDEX Multi-Manager International Fund, as well as AEGON/ Transamerica Series Trust (ATST) Asset Allocation - Conservative Portfolio, ATST Asset Allocation
 - Growth Portfolio, ATST Asset Allocation - Moderate Growth Portfolio and ATST Asset Allocation - Moderate Portfolio, may own a significant portion of the shares of a TA IDEX fund. Transactions by the asset allocation funds may be disruptive to the management of an underlying TA IDEX fund.

INVESTMENT POLICY CHANGES

TA IDEX Transamerica Equity, TA IDEX Transamerica Science & Technology, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica High-Yield Bond, and TA IDEX Transamerica Convertible Securities, as part of each fund's investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

                                       102
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s), you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the particular strategies and risks associated with an investment in a fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. All of the funds (except, TA IDEX Legg Mason Partners All Cap, and TA IDEX Transamerica Science & Technology qualify as diversified funds under the 1940 Act (although the asset allocation funds qualify as diversified funds under the 1940 Act, certain of the underlying funds in which they invest do not).

ASSET ALLOCATION FUNDS

The asset allocation funds' Portfolio Construction Manager allocates each asset allocation fund's assets among underlying funds. These allocations may not be successful. For example, the underlying funds may underperform other funds or investment options, or an asset allocation fund may be underweighted in underlying funds that are enjoying significant returns and overweighted in underlying funds that are suffering from significant declines.

UNDERLYING FUNDS

An asset allocation fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rate portion of whose operating expenses the asset allocation fund bears. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, each asset allocation fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks described herein. In addition, an asset allocation fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by an asset allocation fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. An asset allocation fund's investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the asset allocation fund or an underlying fund.

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of an investments in the fund will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN CONVERTIBLE SECURITIES

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., the risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from

                                   APPENDIX A-1
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term; and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poors Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk; are more sensitive to interest rate movements; are considered more speculative; have a greater vulnerability to economic changes, subject to greater price volatility; and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund may incur costs when it converts other currencies into dollars, and vice-versa.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open, and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging

                                   APPENDIX A-2

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions; and, therefore, they are less liquid investment than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal that it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund

                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, the can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

  Other risks in using derivatives include the risk of mis-pricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

Some funds invest in "Fixed-Income Instruments," which include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

- obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

Some funds also may invest in derivatives based on fixed-income instruments.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN DISTRESSED SECURITIES

Certain funds may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments).

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The funds treat demand instruments as short-term securities because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security is not so secured. A fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value

- risks relating to general and local economic conditions

- over-building

- increased competition for assets in local and regional markets

- increases in property taxes

- increases in operating expenses or interest rates

- change in neighborhood value or the appeal of properties to tenants

- insufficient levels of occupancy

- inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

INVESTING IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTING IN OTHER INVESTMENT COMPANIES

To the extent that an underlying fund of an asset allocation fund invests in other investment companies, including exchange trading funds, it bears its pro rata share of these investment companies' expenses and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

INVESTING IN EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value;
(ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INVESTING IN SYNDICATED BANK LOANS

Certain funds may invest in certain commercial loans, generally known as "syndicated bank loans," by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

INVESTING IN SPECIAL SITUATIONS

Certain funds may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event; or

- a temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

TAX-EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage certain of the funds in a tax-efficient manner. Each relevant fund seeks to minimize capital gains distributions through its investment strategy. To do so, sub-advisers generally seek to follow the following strategies:

(1) Whenever the sub-adviser intends to make a sale, the sub-adviser will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss that can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the sub-adviser looks for short term losses to take to offset the income. In either case, the sub-adviser tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee an attempt to manage a fund portfolio in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry other than U.S. Government securities and its agencies (although the asset allocation funds may invest in underlying funds that may concentrate their investments in a particular industry). In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product

                                   APPENDIX A-6

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

IPOS

Initial public offerings (IPOs) are subject to specific risks which include, among others:

- high volatility;

- no track record for consideration;

- securities may be illiquid; and

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INTERNET OR INTRANET SECTOR RISK

Certain funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of such funds' shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the funds' Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds' SAI.

                                   APPENDIX A-7

APPENDIX B

BOND RATINGS
--------------------------------------------------------------------------------

                                  BOND RATINGS
                                   APPENDIX B

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B,        Predominantly speculative with respect to the issuer's
                                                   capacity to meet required interest and principal payments.
                                      CCC,CC,C     BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked shortcomings.
                                      C            Lowest rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B-1

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a Transamerica IDEX Mutual Fund in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

BOTH THE INVESTMENT RETURNS AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE OVER TIME SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
                    P.O. Box 9012, Clearwater, FL 33758-9012
             Distributor: AFSG Securities Corporation, Member NASD


      Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                P.O. Box 219945
                           Kansas City, MO 64121-9945


ADDITIONAL INFORMATION about this fund is contained in the Statement of Additional Information, dated March 1, 2007, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about this fund has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330 or 1-202-551-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the fund is also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about this fund, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

[TRANSAMERICA IDEX MUTUAL FUNDS GRAPHIC]                           Prospectus
                                                                   March 1, 2007


                                 Class I Shares

       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
Not insured by FDIC or any federal government agency.   May lose value.

Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SECTION A -- FUND DESCRIPTION..........................    4
         TA IDEX American Century Large Company
              Value....................................    4
         TA IDEX Bjurman, Barry Micro Emerging Growth..    7
         TA IDEX BlackRock Large Cap Value (Formerly,
              TA IDEX Mercury Large Cap Value).........   10
         TA IDEX J.P. Morgan Mid Cap Value.............   13
         TA IDEX Jennison Growth.......................   16
         TA IDEX Legg Mason Partners All Cap (Formerly,
              TA IDEX Salomon All Cap).................   20
         TA IDEX Legg Mason Partners Investors Value
              (Formerly, TA IDEX Salomon Investors
              Value)...................................   24
         TA IDEX Marsico Growth........................   27
         TA IDEX Oppenheimer Small- & Mid-Cap Value....   31
         TA IDEX Transamerica Equity...................   34
         TA IDEX Transamerica Growth Opportunities.....   37
         TA IDEX Transamerica Small/Mid Cap Value......   40
         TA IDEX UBS Large Cap Value...................   43
         TA IDEX Van Kampen Mid-Cap Growth.............   47
         TA IDEX Van Kampen Small Company Growth.......   51
         TA IDEX BlackRock Global Allocation (Formerly,
              TA IDEX Mercury Global Allocation).......   56
         TA IDEX Clarion Global Real Estate
              Securities...............................   62
         TA IDEX Evergreen Health Care.................   66
         TA IDEX Federated Market Opportunity..........   71
         TA IDEX Transamerica Convertible Securities...   76
         TA IDEX Transamerica Science & Technology
              (Formerly, TA IDEX Great
              Companies - Technology(SM))..............   79
         TA IDEX AllianceBernstein International
              Value....................................   82
         TA IDEX Evergreen International Small Cap.....   87
         TA IDEX MFS International Equity (Formerly, TA
              IDEX American Century International).....   92
         TA IDEX Marsico International Growth..........   96
         TA IDEX Neuberger Berman International........  101
         TA IDEX Oppenheimer Developing Markets........  105
         TA IDEX Templeton Transamerica Global
              (Formerly, TA IDEX Templeton Great
              Companies Global)........................  110
         TA IDEX PIMCO Real Return TIPS................  114
         TA IDEX JPMorgan International Bond...........  119
         TA IDEX PIMCO Total Return....................  123
         TA IDEX Transamerica Flexible Income..........  127
         TA IDEX Transamerica High-Yield Bond..........  132
         TA IDEX Transamerica Short-Term Bond..........  136
         TA IDEX Van Kampen Emerging Markets Debt......  140
         TA IDEX Transamerica Balanced.................  145
         TA IDEX Transamerica Value Balanced...........  148
         TA IDEX Transamerica Money Market.............  151

SECTION B -- SHAREHOLDER INFORMATION...................  153
         Regulatory Proceedings........................  153
         Investment Adviser............................  153
         Class I Shares................................  153
         Features and Policies.........................  153
         Distribution of Shares........................  155
         Other Distribution or Service Arrangements....  155
         Distributions and Taxes.......................  155

-    APPENDIX A -- EXPLANATION OF STRATEGIES AND
     RISKS.............................................  A-1

-    APPENDIX B -- BOND RATINGS........................  B-1

SECTION A -- FUND DESCRIPTION

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE:

THIS PROSPECTUS INCLUDES CLASS I SHARES ONLY. CLASS I SHARES OF THE TA IDEX FUNDS LISTED IN THIS PROSPECTUS ARE CURRENTLY ONLY OFFERED FOR INVESTMENT TO CERTAIN FUNDS OF FUNDS (ALSO REFERRED TO AS "STRATEGIC ASSET ALLOCATION FUNDS") OF AEGON/ TRANSAMERICA SERIES TRUST (ATST): ATST ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO, ATST ASSET ALLOCATION -- GROWTH PORTFOLIO, ATST ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO, ATST ASSET ALLOCATION -- MODERATE PORTFOLIO AND ATST INTERNATIONAL MODERATE GROWTH FUND, AND THE FOLLOWING TA IDEX FUNDS OF FUNDS: TA IDEX ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO, TA IDEX ASSET ALLOCATION -- GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION -- MODERATE PORTFOLIO, TA IDEX MULTI-MANAGER INTERNATIONAL FUND AND TA IDEX MULTI-MANAGER ALTERNATIVE STRATEGIES FUND. CLASS I SHARES MAY BE MADE AVAILABLE TO OTHER INVESTORS IN THE FUTURE.

TO HELP YOU UNDERSTAND

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what types of risks are associated with each fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years or since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SECTION A -- FUND DESCRIPTIONS
--------------------------------------------------------------------------------

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX American Century Large Company Value is to seek long-term capital growth; income is a secondary goal.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- U.S. equity securities

The fund invests primarily in larger companies. Under normal market conditions the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 (R) Index.

The fund's sub-adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been over looked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income paying history and whether income payments are expected to continue or increase.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in large cap U.S. equity securities at all times regardless of the movement of stock prices generally. The sub-adviser defines equity securities to include common stock, preferred stock, and equity equivalent investments, such as convertible securities, stock futures contracts or stock index futures contracts.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. Futures contracts, a type of derivative security, may help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

The fund may be appropriate for the investor who is seeking long-term capital growth from his or her investment, is comfortable with the fund's short-term price volatility and the risks associated with the fund's investment strategy, or is investing through an IRA or other tax-advantaged retirement plans.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 (R) Value Index (secondary), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth value. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARE
[BAR GRAPH]                    ------------------

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

------------------------------------------------------------------
                                       1 YEAR      LIFE OF FUND(2)
------------------------------------------------------------------
 Return before taxes                        %               %
------------------------------------------------------------------
 Return after taxes on
 distributions(3)                           %               %
------------------------------------------------------------------
 Return after taxes on
 distributions and sale of fund
 shares(3)                                  %               %
------------------------------------------------------------------
 S&P 500 Index
 (reflects no deductions for fees,
 expenses or taxes)                         %               %
------------------------------------------------------------------
 Russell 1000 (R) Value Index
 (secondary)
 (reflects no deduction for fees,
 expenses, or taxes)                        %               %
------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------------
 SHARE CLASS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------
      I         $          $           $           $
-----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................    0.835%
Over $250 million up to $400 million............     0.80%
Over $400 million up to $750 million............    0.775%
Over $750 million...............................     0.70%

NOTE: The advisory fees for this fund were recently reduced.

Prior to January 1, 2007, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.85%
Over $250 million up to $500 million............     0.80%
Over $500 million up to $750 million............    0.775%
Over $750 million...............................     0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   American Century Investment Management Inc.
   American Century Tower
   4500 Main Street
   Kansas City, Missouri 64111

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................    0.425%
Over $250 million up to $400 million............     0.40%
Over $400 million up to $750 million............     0.35%
Over $750 million...............................     0.30%

NOTE: The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $250 million...............................    0.45%
Over $250 million up to $500 million.............    0.40%
Over $500 million up to $750 million.............    0.35%
Over $750 million................................    0.30%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGERS:

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

CHARLES A. RITTER, CFA, Vice President and Senior Portfolio Manager, is a member of the team that manages the fund. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago.

BRENDAN HEALY, CFA, Vice President and Portfolio Manager, is a member of the team that manages the fund. He joined American Century in April 2000. Before joining American Century, he spent 6 years at UFAA as an Equity Analyst. Mr. Healy has a bachelor's degree in mechanical engineering from the University of Arizona. He also has an MBA from the University of Texas.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Bjurman, Barry Micro Emerging Growth is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Bjurman, Barry & Associates (Bjurman, Barry), will invest under normal market conditions, at least 80% of its assets in the common stocks of emerging growth U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $1 billion, and which, in the opinion of Bjurman, Barry, have superior earnings growth characteristics.

Bjurman, Barry uses five quantitative models that emphasize both growth and value attributes, including earnings growth, earnings strength, earnings revision, price/earnings to growth ratio, and cash flow to price. This procedure identifies approximately 230 attractively priced stocks with the best growth prospects, which are further screened based on a top-down economic analysis designed to identify what the manager believes are the most promising industries over the next 12 to 18 months. Company fundamental analysis is then employed to produce a portfolio of stocks in the most promising sectors of the economy.

- WHAT IS A "TOP-DOWN" APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

To ensure a well diversified portfolio, assets in any one issue or industry are generally limited to 5% and 15%, respectively, of total assets. The Investment Policy Committee reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, securities of companies that the Committee determines are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- AND MICRO-SIZED COMPANIES
Investing in small companies involves substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Investing in micro-sized companies involves even more risks than investing in other small companies. Micro-sized companies sometimes are not well-known to investors and may not have significant institutional and long-term investors. They tend to have small revenues, product lines, markets and financial resources, and their securities may trade less frequently and in more limited volume (and may thus be less liquid) than other larger companies. They may be engaged in activities for which the market is developing or may never develop. If adverse developments occur, the value of their securities may lose substantial value and be very volatile. They often require a long-term investment view and are not appropriate for all investors.

- RISK OF INVESTING AGGRESSIVELY
Certain risks are associated with investing aggressively; the value of developing company stocks may be very volatile, and can drop significantly in a short period of time.

- GROWTH STOCKS

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own business, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- INDUSTRY FOCUS

Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect the industry more than others. To the extent that the fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

- EMERGING GROWTH COMPANIES
Companies that Bjurman, Barry believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
--------------------------------------------------------------------------------

dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seeks capital appreciation over the long term; is willing to assume the increased risks of investing in very small-sized, less established companies in exchange for potentially higher capital appreciation, can withstand substantial volatility in the value of his shares of the fund; and wishes to add to his personal holdings a fund that invests primarily in common stocks of emerging growth companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until August 1, 2006. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses(a)                                                  %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
 EXPENSE REDUCTION(B)                                               %
                                                           ------------------------------
 NET OPERATING EXPENSES                                             %
----------------------------------------------------------------------------

(a) Other expenses are based on estimates.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.25% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.25%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
SHARE CLASS    1 YEAR     3 YEARS
----------------------------------
      I         $          $
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     1.05%
Over $250 million up to $500 million............     1.00%
Over $500 million...............................    0.975%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
--------------------------------------------------------------------------------

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Bjurman, Barry & Associates
   10100 Santa Monica Blvd.
   Suite 1200
   Los Angeles, CA 90067-4103

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of 0.55% of the fund's average daily net assets.

PORTFOLIO MANAGER:

O. THOMAS BARRY, III, CFA, CIC, serves as portfolio manager of this portfolio. Mr. Barry is Chief Investment Officer and Senior Executive Vice President of Bjurman, Barry & Associates. He serves as a Senior Portfolio Manager, member of the Board of Directors, and a Principal Member of the Investment Policy Committee. Prior to joining the firm in 1978, he was the Senior Investment Officer and Portfolio Manager at Security National Pacific Bank. Mr. Barry earned a B.A. majoring in Economics at the University of Iowa and his M.B.A. in Corporate Finance and Accounting at California State University, Long Beach.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX BLACKROCK LARGE CAP VALUE (FORMERLY, TA IDEX MERCURY LARGE CAP VALUE)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX BlackRock Large Cap Value is to seek long-term capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, BlackRock Investment Management, LLC (BlackRock), seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies BlackRock selects from among those that are, at the time of purchase, included in the Russell 1000(R) Value Index.

BlackRock seeks to identify well-managed companies with good earnings growth rates selling at a reasonable valuation using a quantitative screening model combined with fundamental research, strict portfolio construction parameters, and risk management controls to seek repeatability of investment success.

- INVESTMENT PROCESS
BlackRock follows a proprietory quantitative multifactor quantitive model in selecting securities for the fund's portfolio.

The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth.

BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined; if BlackRock believes that a company is overvalued, it will not be considered as an investment for the fund's portfolio. After the initial screening is done, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies that BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the fund generally will not hold all the stocks in its index, and because its investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an "index" portfolio. In seeking to outperform its benchmark, however, BlackRock reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

- Relative price earnings and price to book ratios

- Stability and quality of earnings

- Earnings momentum and growth

- Weighted median market capitalization of the fund's portfolio

- Allocation among the economic sectors of the fund's portfolio as compared to the index

- Weighted individual stocks within the applicable index

In addition, the fund may invest in foreign securities that are represented by American Depositary Receipts, or "ADRs."

The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.
The fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. government debt securities (i.e., securities that are direct obligations of the U.S. government). There are no restrictions on the maturity of the debt securities in which the fund may invest.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the fund may underperform other equity funds that use different investing styles.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek superior long-term performance with below average volatility.

TA IDEX BLACKROCK LARGE CAP VALUE
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 (R) Value Index, a widely recognized unmanaged index of market performance which measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2006                                                                             0.00

-----------------------------------------------------------
CLASS I SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                                       %
-----------------------------------------------------------
  Worst Quarter:                                      %
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distributions(3)            %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 Russell 1000 (R) Value Index (reflects no
 deduction for fees, expenses, or taxes)           %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to October 27, 2006, a different sub-adviser managed this fund. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to October 27, 2006, the fund was named TA IDEX Mercury Large Cap Value.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.00% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.00%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------
     I        $         $           $           $
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $750 million............    0.775%
Over $750 million...............................     0.75%

TA IDEX BLACKROCK LARGE CAP VALUE
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   BlackRock Investment Management, LLC
   800 Scudders Mill Road
   Plainsboro, New Jersey 08536

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.35%
Over $250 million up to $750 million............    0.325%
Over $750 million...............................     0.30%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGER:

The fund is managed by a team led by ROBERT C. DOLL, JR., CFA, CPA, Vice Chairman, Director and Global Chief Investment Officer for BlackRock, Inc., who is responsible for the setting and implementation of the fund's investment strategy and the day to day management of the fund. He has managed the fund since its inception. Mr. Doll is Chairman of the BlackRock Retail Operating Committee and a member of the BlackRock Executive Committee. Prior to joining BlackRock in 2006, Mr. Doll was President of Fund Asset Management, L.P. and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM"), from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, Mr. Doll was Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006. Mr. Doll received his MBA from the Wharton School at the University of Pennsylvania and graduated from Lehigh University with bachelor's degrees in accounting and economics.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal year ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX J.P. Morgan Mid Cap Value is to seek growth from capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, J.P. Morgan Investment Management Inc. (JPMorgan), seeks to achieve this objective by investing primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that JPMorgan believes to be undervalued.

Under normal market conditions, the fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The fund may also invest in master limited partnerships, although their use will not be a principal investment strategy.

JPMorgan may use derivatives to hedge various market risks or to increase the fund's income.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs") and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities, tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- MASTER LIMITED PARTNERSHIPS RISK
Holders of MLP units have limited control and voting rights, similar to those of a limited partner. An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns. MLPs may, for tax purposes, affect the character of the gain and loss realized by a fund and affect the holding period of a fund's assets.

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek investments in medium-sized companies with a value-oriented philosophy.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance. The Russell Mid Cap Value Index is a widely recognized unmanaged index of market performance that measures the performance of mid-cap value style companies. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

                                                              -------------------------------------------
2005                                                                             31.78
2006                                                                              0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 Russell Mid Cap Value Index (reflects no
 deduction for fees, expenses, or taxes)           %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on November 15, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
% OF AVERAGE DAILY NET ASSETS                                CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(b)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.05% of average daily net

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

    assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.05%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------
     I         $         $           $            $
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS:
First $100 million..............................     0.85%
Over $100 million...............................     0.80%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investor Adviser" of this prospectus.

SUB-ADVISER:

   J.P. Morgan Investment Management Inc.
   245 Park Avenue
   New York, New York 10167

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.40%

PORTFOLIO MANAGERS:

JONATHAN K.L. SIMON, managing director, heads the U.S. Equity Value Group has been an employee of JPMorgan and its predecessors since 1980. Jonathan joined the firm as an analyst in the London office, and transferred to New York in 1983. He became portfolio manager in 1987 and served as president of Robert Fleming's U.S. asset management operations from 1990 until 2000. Jonathan holds an M.A. in mathematics from Oxford University.

LAWRENCE PLAYFORD, vice president, is a research analyst and portfolio manager in the U.S. Equity Group. Larry's analytical coverage includes the energy, utilities and industrial sectors. An employee since 1993, Larry joined the investment team as an analyst in October 2003 and was named a portfolio manager in 2004. Prior to that, Larry served as a client portfolio manager working directly with the U.S. Equity Group's investment teams to communicate investment strategy and results to clients since 2001. Larry also was a client advisor at JPMorgan Private Bank, providing investment and financial planning advice to high net worth clients. He joined the firm as a financial analyst, performing strategic planning and analysis for the firm's finance department. Lawrence holds a B.B.A. in accounting from the University of Notre Dame and an M.B.A. in finance from Fordham University. He is a Certified Public Accountant and a CFA charterholder.

GLORIA FU, CFA, vice president, is a research analyst and portfolio manager in the U.S. Equity Group predominantly focused on consumer companies. An employee since 2002, Ms. Fu previously worked at JPMorgan Securities as a sell-side analyst focusing on the gaming and lodging industries. She also worked as a sell-side analyst for Robertson Stephens covering the gaming and lodging industry. Before joining the investment industry in 2000, Ms. Fu had direct hotel and real estate investment experience, and consulted at Arthur Andersen. She holds a B.S. and an M.P.S. in hotel administration from Cornell University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Jennison Growth is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Jennison Associates LLC (Jennison), seeks to achieve the fund's objective by investing substantially all, but at least 65%, of its total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. These companies are generally medium- to large-capitalization companies.
The sub-adviser uses a "bottom up" approach, researching and evaluating individual companies, to manage the fund's investments. Jennison looks primarily at individual company fundamentals rather than at macro-economic factors to identify individual companies with earnings growth potential that may not be recognized by the market at large.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

In selecting stocks for the fund, the sub-adviser looks for companies with the following financial characteristics:

- superior absolute and relative earnings growth

- above average revenue and earnings per share growth

- sustainable or improving profitability

- strong balance sheets
In addition, Jennison looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the fund invests have historically been more volatile than the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). In addition, companies that have an earnings growth ratio higher than that of the average S&P 500 Index company tend to reinvest their earnings rather than distribute them, so the fund is not likely to receive significant dividend income on its investments. The sub-adviser focuses on stocks of companies that have distinct attributes such as:

- strong market position with a defensible franchise

- unique marketing competence

- strong research and development leading to superior new product flow

- capable and disciplined management
Such companies generally trade at high prices relative to their current earnings. The portfolio may invest up to 20% of its assets in the securities of foreign issuers.
The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and are favorably valued.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 (R) Growth Index, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distributions(3)            %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 Russell 1000 (R) Growth Index (reflects no
 deduction for fees, expenses, or taxes)           %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------
      I         $          $          $           $
----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............    0.775%
Over $500 million up to $1 billion..............     0.70%
Over $1 billion up to $1.5 billion..............    0.675%
Over $1.5 billion...............................     0.65%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Jennison Associates LLC
   466 Lexington Avenue
   New York, New York 10017

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.40%
Over $250 million up to $500 million.............    0.35%
Over $500 million up to $1 billion...............    0.30%
Over $1 billion up to $1.5 billion...............    0.25%
Over $1.5 billion................................    0.20%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGERS:

Michael A. Del Balso, Spiros Segalas and Blair A. Boyer are the portfolio managers of the fund. Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

MICHAEL A. DEL BALSO joined Jennison in 1972 and is currently a managing director at Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Balso is a graduate of Yale University and received his M.B.A. from Columbia University. He is a member of The New York Society of Security Analysts, Inc.

SPIROS SEGALAS was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer at Jennison. He received his B.A. from Princeton University and is a member of The New York Society of Security Analysts, Inc.

BLAIR A. BOYER is a managing director of Jennison. Mr. Boyer came to Jennison in 1993 after ten years with Amhold & S. Bleichroeder, Inc. In January 2003, Mr. Boyer joined the growth equity team, after co-managing international equity portfolios since joining Jennison. During his tenure as an international equity portfolio manager, he managed the Jennison International Growth Fund from its inception in March 2000. Mr. Boyer managed international equity portfolios at Bleichroeder from 1989 to 1993. Prior to that, he was a research analyst and then a senior portfolio manager in the Verus Capital division at Bleichroeder. Mr. Boyer graduated from Bucknell University in 1983 with a B.A. in Economics. He received an M.B.A. in Finance from New York University in 1989.

The portfolio managers for the fund are supported by members of Jennison's Large Cap Growth Equity Team, which is comprised of other Jennison portfolio managers, Jennison research analysts and other investment professionals of Jennison. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss purchase and sales activity of all accounts in the particular product strategy. Team members provide research support and make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

The sub-adviser has provided investment advisory services since 1969.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX LEGG MASON PARTNERS ALL CAP (FORMERLY, TA IDEX SALOMON ALL CAP)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Legg Mason Partners All Cap is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ClearBridge Advisors, LLC (ClearBridge), seeks to achieve this objective by investing fund assets principally in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies ClearBridge believes are undervalued in the marketplace. While ClearBridge selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small- to medium-sized companies when ClearBridge believes smaller companies offer more attractive value opportunities. The fund may invest in non-dividend paying stocks.

ClearBridge employs a two-step stock selection process in its search for undervalued stocks of temporarily out-of-favor companies. First, ClearBridge uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, it looks for a positive catalyst in the company's near term outlook which ClearBridge believes will accelerate earnings or improve the value of the company's assets. ClearBridge also emphasizes companies in those sectors of the economy which it believes are undervalued relative to other sectors.

When evaluating an individual stock, ClearBridge's looks for:

- Low market valuations measured by ClearBridge's valuation models.

- Positive changes in earnings prospects because of factors such as:

    - new, improved or unique products and services

    - new or rapidly expanding markets for the company's products

    - new management

    - changes in the economic, financial, regulatory or political environment particularly affecting the company

    - effective research, product development and marketing

    - a business strategy not yet recognized by the marketplace

While the fund invests principally in common stocks, the fund may, to a lesser extent, invest in derivatives, foreign securities (up to 25% of assets) and other investment companies or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

This fund is non-diversified.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly

TA IDEX LEGG MASON PARTNERS ALL CAP
--------------------------------------------------------------------------------

in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 3000 Index, a widely recognized unmanaged index of market performance which is comprised of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

-----------------------------------------------------------
CLASS I SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                       _             _ %
-----------------------------------------------------------
  Worst Quarter:                      _             _ %
-----------------------------------------------------------

TA IDEX LEGG MASON PARTNERS ALL CAP
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                             %              %
---------------------------------------------------------------------
  Return after taxes on distributions(3)          %              %
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                          %              %
---------------------------------------------------------------------
  Russell 3000 Index (reflects no deduction
  for fees, expenses, or taxes)                   %          2.87%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
NOTE: Prior to October 27, 2006, a different sub-adviser managed this fund. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to October 27, 2006, the fund was named TA IDEX Salomon All Cap.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.20% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------
    I         $          $           $           $
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................     0.80%
Over $500 million................................    0.675%

NOTE:  The advisory fees for this fund were recently reduced.

Prior to January 1, 2007, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   ClearBridge Advisors, LLC
   399 Park Avenue
   New York, New York 10022

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentages for the fund is as follows:

First $20 million................................    0.30%
Over $20 million up to $100 million..............    0.50%
Over $100 million up to $500 million.............    0.40%
Over $500 million................................    0.35%

NOTE:  The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $20 million................................    0.30%
Next $80 million.................................    0.50%
Over $100 million................................    0.40%

TA IDEX LEGG MASON PARTNERS ALL CAP
--------------------------------------------------------------------------------

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGERS:

JOHN J. GOODE, managing director of ClearBridge, has managed this fund since May 2002. He joined ClearBridge (or its predecessor firms) in 1969.

PETER J. HABLE, managing director of ClearBridge, has managed this fund since May 2002. He joined ClearBridge (or its predecessor firms) in 1983.

ClearBridge is a wholly owned subsidiary of Legg Mason, Inc. ClearBridge is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE (FORMERLY, TA IDEX SALOMON INVESTORS VALUE)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Legg Mason Partners Investors Value is to seek long-term growth of capital. Current income is a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ClearBridge Advisors, LLC (ClearBridge), seeks to achieve this objective by investing fund assets principally in:

- common stocks of established U.S. companies.

ClearBridge emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The fund manager focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with favorable valuations and attractive growth potential. The fund manager employs fundamental analysis to analyze each company in detail, evaluating its management, strategy and competitive market position.

In selecting individual companies for investment, ClearBridge looks for:

- share prices that appear to be temporarily oversold or do not reflect positive company developments.

- share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis.

- special situations including corporate events, changes in management, regulatory changes or turnaround situations.

- company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.

The fund may also invest in other equity securities. To a lesser degree, the fund invests in income producing securities such as debt securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term capital appreciation and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance, which is composed of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 (R) Value Index (secondary), which measures the performance of those Russell 1000 companies with lower

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE
--------------------------------------------------------------------------------

price-to-book ratios and lower forecasted growth values. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
[BAR GRAPH]                    ------------------

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-----------------------------------------------------------------
                                                      LIFE OF
                                       1 YEAR         FUND(2)
-----------------------------------------------------------------
  Return before taxes                       %               %
-----------------------------------------------------------------
  Return after taxes on
  distributions(3)                          %               %
-----------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(3)                                 %               %
-----------------------------------------------------------------
  S&P 500 Index (reflects no
  deductions for fees, expenses or
  taxes)                                    %               %
-----------------------------------------------------------------
  Russell 1000 (R) Value Index
  (secondary) (reflects no
  deduction for fees, expenses, or
  taxes)                                    %               %
-----------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to October 27, 2006, a different sub-adviser managed this fund. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to October 27, 2006, the fund was named TA IDEX Salomon Investors Value.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------
     I         $         $         $          $
---------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE
--------------------------------------------------------------------------------

SUB-ADVISOR:

   ClearBridge Advisors, LLC
   399 Park Avenue
   New York, New York 10022

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

0.35% of average daily net assets, less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

MARK J. MCALLISTER, CFA and ROBERT FEITLER serve as co-portfolio managers and are responsible for the day-to-day management of this fund.

MR. MCALLISTER, Managing Director and Senior Portfolio Manager, joined ClearBridge (or its predecessor firms) in June 1999. He was Executive Vice President and portfolio manager of JLW Capital Management Inc. from March 1998 to May 1999, and prior to March 1998, was a Vice President and equity analyst at Cohen & Steers Capital Management. Mr. McAllister has a BS in accounting from St. John's University and an MBA in finance from New York University.

MR. FEITLER, a Managing Director, joined ClearBridge (or its predecessor firms) in 1995. Mr. Feitler has a BA in economics from Haverford College and an MBA in finance from the University of Wisconsin.

ClearBridge is a wholly owned subsidiary of Legg Mason, Inc. ClearBridge is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Marsico Growth is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Columbia Management Advisors, LLC (Columbia), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve this objective by investing principally in:

- common stocks

This fund invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The fund will normally hold a core position of between 35 and 50 common stocks. The fund may hold a limited number of additional common securities at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The fund's core investments generally are comprised of large cap (typically having a market capitalization in the range of $4 billion or more), established companies and securities that exhibit growth characteristics. However, the fund also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition.

While the fund invests principally in publicly traded U.S. securities, Marsico may invest up to 20% in the aggregate in foreign equity securities listed on foreign markets, including companies in emerging markets, (including securities of issuers quoted in foreign currencies), or, to a lesser extent, in other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of two broad measures of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 (R) Growth Index (secondary), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Each index is a widely recognized unmanaged index of market performance. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
[BAR GRAPH]                    ------------------

2006                                                                             0.00

-----------------------------------------------------------
CLASS A SHARES                   QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                                            %
-----------------------------------------------------------
  Worst Quarter:                                           %
-----------------------------------------------------------

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------
                                                          LIFE OF
                                             1 YEAR       FUND(2)
-------------------------------------------------------------------
  Return before taxes                             %            %
-------------------------------------------------------------------
  Return after taxes on distributions(3)          %            %
-------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                          %            %
-------------------------------------------------------------------
  S&P 500 Index (reflects no deductions
  for fees, expenses or taxes)                    %            %
-------------------------------------------------------------------
  Russell 1000 (R) Growth Index
  (secondary) (reflects no deduction for
  fees, expenses, or taxes)                       %            %
-------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.40% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------
     I        $         $            $            $
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.80%
Over $500 million...............................     0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Columbia Management Advisors, LLC
   101 South Tryon Street
   Charlotte, North Carolina 28255

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Next $250 million...............................    0.375%
Next $500 million...............................     0.35%
Over $1 billion.................................     0.30%

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:

THOMAS F. MARSICO, portfolio manager of the fund, is the Chief Investment Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the fund's inception date) through August 11, 1997.

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment services to other mutual funds and private accounts and, as
of December 31, 2006, had approximately $    billion under management.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Oppenheimer Small- & Mid-Cap Value is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, OppenheimerFunds, Inc. (Oppenheimer) seeks to achieve this objective by investing mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers having a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a market capitalization between $3 billion and $13 billion). The fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions the fund will invest at least 80% of its assets in equity securities of small-cap and mid-cap domestic and foreign issuers. The fund emphasizes investment in equity securities of companies that Oppenheimer believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the fund, Oppenheimer uses a "value" approach to investing. The fund's portfolio managers search for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's book value, sales, earnings, growth potential and cash flows. The portfolio managers select securities one at a time. This is called a "bottom up" approach, and the portfolio managers use fundamental company analysis to focus on particular companies before considering industry trends. The portfolio managers consider the following factors in assessing a company's prospects: favorable supply/demand conditions for key products; development of new products or businesses; quality of management; competitive position in the marketplace; and allocation of capital.

WHAT IS "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

While the fund invests primarily in common stocks, it may also invest in preferred stocks and securities convertible into common stocks. Although they are debt securities, the sub-adviser considers some convertible securities to be "equity equivalents" because of the conversion feature, and their credit rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both credit risk and interest rate risk. To the extent that the fund buys convertible securities (or other debt securities), it will focus primarily on investment grade securities, which pose less credit risk than other lower-grade securities.

At times, the fund may increase the relative emphasis of its investments in a particular industry or industrial sector and it will then be subject to industry focus risk. To some extent, this risk is limited by the fund's policy of not concentrating its assets in investments in any one industry.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- VALUE INVESTING RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- Changes in currency values

- Currency speculation

- Currency trading costs

- Different accounting and reporting practices

- Less information available to the public

- Less (or different) regulation of securities markets

- More complex business negotiations

- Less liquidity

- More fluctuations in prices

- Delays in settling foreign securities transactions

- Higher costs for holding shares (custodial fees)

- Higher transaction costs

- Vulnerability to seizure and taxes

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
--------------------------------------------------------------------------------

- Political instability and small markets

- Different market trading days


- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.


- INDUSTRY FOCUS
Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect the industry more than others. To the extent that the fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a corporate loan, fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists when investing in small/ mid-sized company stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not commence operations until August 1, 2006. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------

There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses(a)                                                   %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Other expenses are based on estimates.
(b )Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.15% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
 SHARE CLASS    1 YEAR    3 YEARS
----------------------------------
      I           $         $
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million..............................     0.95%
Over $100 million up to $250 million............     0.90%
Over $250 million up to $500 million............     0.85%
Over $500 million...............................    0.825%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   OppenheimerFunds, Inc.
   Two World Financial Center
   225 Liberty Street, 11th Floor
   New York, NY 10281-1008

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Over $250 million up to $500 million............    0.375%
Over $500 million...............................     0.35%

PORTFOLIO MANAGERS:

JOHN DAMIAN and CHRISTOPHER LEAVY serve as portfolio managers of this portfolio.

Mr. Damian, lead Portfolio Manager, is a Vice President at Oppenheimer. Before joining Oppenheimer in September 2001, he was a senior equity analyst at Citigroup Asset Management from November 1999 through September 2001. Prior to that, from October 1997 through November 1999, he was a senior research analyst at Pzena Investment Management.

Mr. Leavy is co-Portfolio Manager and Senior Vice President, Head of the Value Equity Team at Oppenheimer and joined Oppenheimer in September 2000. He was previously a portfolio manager at Morgan Stanley Dean Witter Investment Management from 1997 through September 2000. Prior to that, he served as a portfolio manager and equity analyst at Crestar Asset Management.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements is available in TA IDEX's annual report for the fiscal year ended October 31, 2006.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Equity is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- EQUITY SECURITIES
TIM generally invests at least 80% of the fund's assets in a diversified portfolio of domestic common stocks. TIM believes in long-term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

- shareholder-oriented management

- dominance in market share

- cost production advantages

- leading brands

- self-financed growth

- attractive reinvestment opportunities

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 (R) Growth Index (Russell 1000 Growth), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                       %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------
                                                          LIFE OF
                                             1 YEAR       FUND(2)
-------------------------------------------------------------------
  Return before taxes                             %           %
-------------------------------------------------------------------
  Return after taxes on distributions(3)          %           %
-------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                          %           %
-------------------------------------------------------------------
  Russell 1000 (R) Growth (reflects no
  deduction for fees, expenses, or taxes)         %           %
-------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                _     %
 Distribution and service (12b-1) fees                         N/A
 Other expenses                                                 _     %
----------------------------------------------------------------------------
                                                             -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                           _     %
 EXPENSE REDUCTION(B)                                         0.00    %
                                                           ------------------------------
 NET OPERATING EXPENSES                                         _     %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.17% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------
    I        $          $            $           $
---------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million up to $2.5 billion.............    0.70%
Over $2.5 billion................................    0.65%

NOTE:  The advisory fees for this fund were recently reduced.

Prior to October 27, 2006, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.75%
Over $500 million...............................     0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million...............................    0.35%
Over $500 million up to $2.5 billion.............    0.30%
Over $2.5 billion................................    0.25%
less 50% of any amount reimbursed pursuant to the fund's
expense limitation

NOTE:  The sub-advisory fees for this fund were recently reduced.

Prior to October 27, 2006, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $500 million.................................   0.35%
Over $500 million..................................   0.30%
less 50% of any amount reimbursed pursuant to the
fund's expense limitation

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGER:

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Growth Opportunities is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

- strong potential for steady growth

- high barriers to competition

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell Midcap(R) Growth Index, a wide index of market performance which measures the performance of mid-cap growth companies (mid-cap companies with high price-to-book ratios and high forecasted growth values). The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                       %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                             LIFE OF
                                                 1 YEAR      FUND(2)
---------------------------------------------------------------------
  Return before taxes                                %           %
---------------------------------------------------------------------
  Return after taxes on distributions(3)             %           %
---------------------------------------------------------------------
  Return after taxes on distributions and sale
  of fund shares(3)                                  %           %
---------------------------------------------------------------------
  Russell Midcap(R) Growth Index (reflects no
  deduction for fees, expenses, or taxes)            %           %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as 401(k) plans. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
----------------------------------------------------------------------------
                                                             ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(b)                                             0.00%
                                                             ------------------------------
 NET OPERATING EXPENSES                                              %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.40% of average daily net assets, excluding certain extraordinary expenses.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------
    I         $          $           $           $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.80%
Over $250 million up to $500 million.............    0.75%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $100 million...............................    0.40%
Over $100 million................................    0.35%
less 50% of any amount reimbursed pursuant to the fund's
expense limitation.

PORTFOLIO MANAGERS:

EDWARD S. HAN is Principal and Portfolio Manager at Transamerica Investment Management, LLC ("TIM"). Mr. Han is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine.

JOHN J. HUBER, CFA, is Principal and Portfolio Manager at TIM. Mr. Huber is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund (since August
2005). He also manages institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber's analytical responsibilities include covering the Financial Services, Producer Durables, Autos and Transportation, and Materials and Processing sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Small/Mid Cap Value is to seek to maximize total return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing, under normal conditions, at least 80% of its assets in small- and mid-cap equity securities of domestic companies. The fund defines small-and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion.

The fund generally will invest in small- and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability. TIM's security selection process favors companies with above-average normalized net margins, returns on equity, returns on assets, free cash flow generation and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well. TIM also reviews the companies' products/services, market position, industry condition, financial and accounting policies and quality of management. Securities of issuers that possess the greatest combination of the aforementioned attributes are then prioritized as candidates for purchase.

Although the fund will invest primarily in publicly traded U.S. securities, it will be able to invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- SMALL OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small/mid-sized company stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 2500 Value Index, a widely recognized unmanaged index of market performance which measures the performance of the Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2006                                                                             0.00

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                                       %
-----------------------------------------------------------
  Worst Quarter:                                      %
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                              %             %
---------------------------------------------------------------------
  Return after taxes on distributions(3)           %             %
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                           %             %
---------------------------------------------------------------------
  Russell 2500 Value Index (reflects no
  deduction for fees, expenses, or taxes)          %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
 EXPENSE REDUCTION(b)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                             %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.40%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------
    I          $         $          $          $
-----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.75%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million..............................    0.375%
Over $500 million...............................    0.325%
less 50% of any amount reimbursed pursuant to the fund's
expense limitation.

PORTFOLIO MANAGER:

MICHELLE E. STEVENS, CFA, is Principal, Managing Director and Portfolio Manager at TIM. She manages institutional separate accounts in the value equity discipline. Prior to joining TIM in 2001, Ms. Stevens served as Vice President and Director of small, mid, and flex cap investing for Dean Investment Associates. Ms. Stevens holds an M.B.A. from the University of Cincinnati and received her B.A. in economics from Wittenberg University.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX UBS Large Cap Value is to seek to maximize total return, consisting of capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, UBS Global Asset Management (Americas) Inc. (UBS), seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies as those with a market capitalization of at least $3 billion. The fund may invest up to 20% of its net assets in companies that have market capitalizations within the range of the fund's benchmark, the Russell 1000 (R) Value Index, but below $3 billion in market capitalization. Investments in equity securities may include, among others, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

In selecting securities, the sub-adviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the sub-adviser's assessment of what a security is worth. The fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the sub-adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund may, but is not required to, use derivative instruments for risk management purposes or as part of the fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options and futures. The fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES AND OPTIONS
Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions
- Imperfect correlation
- Illiquidity

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially high returns over the long term. The value of the fund changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the fund invests. It is important to note that an investment in the fund is only one component of a balanced investment plan.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 (R) Value Index, a widely recognized unmanaged index of market performance which measures the performance of those Russell 1000 (R) companies with lower price-to-book ratios and lower forecasted growth values. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

                                                              -------------------------------------------
2005                                                                             9.90
2006

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                       %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                          1 YEAR     LIFE OF FUND(2)
--------------------------------------------------------------------
  Return before taxes                         %              %
--------------------------------------------------------------------
  Return after taxes on
  distributions(3)                            %              %
--------------------------------------------------------------------
  Return after taxes on distributions
  and sale of fund shares(3)                  %              %
--------------------------------------------------------------------
  Russell 1000 (R) Value Index
  (reflects no deduction for fees,
  expenses, or taxes)                         %              %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect the current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.02% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.02%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     I       $         $         $          $
----------------------------------------------------

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $200 million..............................     0.82%
Over $200 million up to $400 million............     0.76%
Over $400 million up to $750 million............     0.74%
Over $750 million up to $1 billion..............     0.71%
Over $1 billion up to $1.5 billion..............     0.67%
Over $1.5 billion...............................     0.62%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive
   Chicago, Illinois 60606

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $400 million...............................    0.32%
Over $400 million up to $750 million.............    0.30%
Over $750 million up to $1 billion...............    0.27%
Over $1 billion up to $1.5 billion...............    0.25%
Over $1.5 billion................................    0.20%

NOTE: The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $200 million...............................    0.35%
Over $200 million up to $400 million.............    0.32%
$400 million to $750 million.....................    0.30%
$750 million to $1 billion.......................    0.27%
Over $1 billion up to $1.5 billion...............    0.25%
Over $1.5 billion................................    0.20%

PORTFOLIO MANAGERS:

Investment decisions for the fund are made by an investment management team at UBS. John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of the fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole, as the director of research for the investment management team, oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for the fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for the fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

JOHN LEONARD is Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director, of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the fund since its inception.

THOMAS M. COLE is Head of Research -- North American Equities and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995 and a portfolio manager of the fund since its inception.

THOMAS DIGENAN has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the fund since its inception.

SCOTT HAZEN has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of the fund since its inception.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX UBS LARGE CAP VALUE
----------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                         CLASS I
                                  ---------------------
                                  For the Period Ended
                                       October 31,
                                  ---------------------
                                   2006     2005(d)(g)
                                  ------   ------------
Net Asset Value, Beginning of
 Period                                       $10.00

Investment Operations:
 Net Investment Income (Loss)                   0.12
 Net Realized and Unrealized
   Gain (Loss)                                  0.84
                                   ----      -------
   Total Operations                             0.96
                                   ----      -------
Distributions:
 From Net Investment Income                    (0.01)
 From Net Realized Gains                           -
                                   ----      -------
   Total Distributions                         (0.01)
Net Asset Value, End of Period                $10.95
                                   ====      =======

Total Return(c)                                 9.60%
Net Assets, End of Period
 (000's)                                     $94,135
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                       0.92%
   Total(f)                                     0.92%
 Net Investment Income (Loss) to
   Average Net Assets(a)                        1.14%
Portfolio Turnover Rate(b)                        43%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Mid-Cap Growth is capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
Under normal market conditions, the fund will invest at least 80% of its net assets at the time of investment in securities of medium-sized companies. Under current market conditions, a medium-sized company is generally defined by reference to those companies represented in the Russell Midcap Growth Index. The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as sub-adviser to this fund), under the name Van Kampen ("Van Kampen"). The US Growth Team seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The US Growth Team typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The US Growth Team generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The fund may also invest in common stocks and other equity securities of small-and large-sized companies, as well as preferred stocks, convertible securities, rights and warrants, and debt securities.

Van Kampen also may utilize derivative instruments, including options on securities, futures contracts and options thereon and various currency transactions in several different ways, depending upon the status of the fund's investment portfolio and Van Kampen's expectations concerning the securities market. Van Kampen may invest up to 25% of the fund's assets in securities of foreign companies, including emerging market securities, primarily through ownership of depository receipts. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade.

The fund may also invest up to 10% of its assets in real estate investment trusts (REITs).

In times of stable or rising stock prices, the fund generally seeks to be fully invested in the instruments described above except that at least a small portion of fund assets generally will be held as cash, repurchase agreements, or cash equivalents to honor redemption requests and for other short-term needs.

The amount of fund assets invested in cash equivalents does not fluctuate like stock market prices, so that, in times of rising market prices, the fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, stock index call options, or call options on stock index futures contracts, however, the fund can seek to "equitize" the cash portion of its assets and obtain performance that is equivalent to investing directly in equity securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund may hold fluctuate in price, the value of your investments in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a failing market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts ("ADR"s), Global Depositary Receipts ("GDR"s) and European Depositary Receipts ("EDR"s), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. The fund may be required to establish special custody or other arrangements before investing.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- PREFERRED STOCKS
Preferred stocks may include an obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- FUTURES, OPTIONS AND DERIVATIVES
Futures, options and derivatives involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation

- Illiquidity

- REITS

Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

- INVESTING AGGRESSIVELY
- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.

- Rights, options and futures contracts may not be exercised and may expire worthless.

- Warrants and rights may be less liquid than stocks.

- Use of futures and other derivatives may make the Fund more volatile.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who seeks capital appreciation over the long-term, is willing to take on the increased risks of investing in medium-sized companies, can withstand substantial volatility in the value of his shares, and wishes to add to his or her personal holdings a fund that invests primarily in common stocks of medium-sized companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it was not available until January 3, 2006. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain other asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.00% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------
    I         $         $          $           $
-----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets) as follows:

AVERAGE DAILY NET ASSETS
First $1 billion................................     0.80%
Over $1 billion.................................    0.775%

NOTE:  The advisory fees for this fund were recently reduced.

Prior to January 1, 2007, TFAI received an annual rate of 0.80% of the fund's average daily net assets.

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   doing business as Van Kampen
   1221 Avenue of the Americas, 5th Floor
   New York, NY 10020

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI, at the annual rate (expressed as a specified percentage of the fund's average daily net assets) as follows:

First $1 billion................................     0.40%
Over $1 billion.................................    0.375%

NOTE:  The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received an annual rate of 0.40% from TFAI.

PORTFOLIO MANAGERS:

The fund is managed by members of Van Kampen's U.S. Growth Team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch and David S. Cohen, each a Managing Director, and Sam G. Chainani and Alexander T. Norton each an Executive Director. The team also manages TA IDEX Van Kampen Small Company Growth and the growth equity portion of ATST Van Kampen Large Cap Core.

DENNIS P. LYNCH (LEAD MANAGER) is responsible for the execution of the overall strategy of the fund. Mr. Lynch has worked at Van Kampen since 1998 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Lynch worked in an investment management capacity for Van Kampen.

DAVID S. COHEN (CO-MANAGER) has worked for Van Kampen since 1993 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Cohen worked in an investment management capacity for Van Kampen.

SAM G. CHAINANI (CO-MANAGER) has worked for Van Kampen since 1996 and joined Van Kampen's U.S. Growth Team in 2004. Prior to 2004, Mr. Chainani was a strategy specialist for Van Kampen.

ALEXANDER T. NORTON (CO-MANAGER) has worked for Van Kampen since 2000 and joined Van Kampen's U.S. Growth Team in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for Van Kampen.

Van Kampen has provided investment advisory services to various clients since 1935.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Van Kampen Small Company Growth is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies. Van Kampen selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The sub-adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) rising trend in return on invested capital, and (iii) sustainable competitive advantages.

The US Growth Team seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The US Growth Team typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The US Growth Team generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of small capitalization companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon Van Kampen's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. Van Kampen may invest up to 25% of the fund's assets in securities of foreign issuers including emerging market securities, primarily through ownership of depositary receipts.

The fund will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by Van Kampen), including foreign and domestic securities.

The fund may invest up to 10% of its assets in real estate investment trusts (REITs).

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALLER COMPANIES
Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

- REITS

Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 2000 Growth Index, a widely recognized unmanaged index of market performance which is a market capitalization index of small capitalization domestic equity securities. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

                                                              -------------------------------------------
2005                                                                             13.02
2006

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                              %             %
---------------------------------------------------------------------
  Return after taxes on distributions(3)           %             %
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                           %             %
---------------------------------------------------------------------
  Russell 2000 Growth Index (reflects no
  deduction for fees, expenses, or taxes)          %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
----------------------------------------------------------------------------
                                                             ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(b)                                             0.00%
                                                               -----------
 NET OPERATING EXPENSES                                              %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.15% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     I       $         $         $          $
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.95%
Over $500 million................................    0.85%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million...............................    0.45%
Over $500 million................................    0.40%

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS:

The fund is managed by members of Van Kampen's U.S. Growth Team. Current members of the team jointly and primarily responsible for the day-to-day management of the fund are David S. Cohen and Dennis P. Lynch, each a Managing Director, and Sam G. Chainani and Alexander T. Norton, each an Executive Director. The team has managed the fund since its inception in November 2004.

DAVID S. COHEN has been with Van Kampen since 1993 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Cohen worked in an investment management capacity for Van Kampen.

DENNIS P. LYNCH has worked for Van Kampen since 1998 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Lynch worked in an investment management capacity for Van Kampen.

SAM G. CHAINANI has worked for Van Kampen since 1996 and joined Van Kampen's U.S. Growth Team in 2004. Prior to 2004, Mr. Chainani was a strategy specialist for Van Kampen.

ALEXANDER T. NORTON has worked for Van Kampen since 2000 and joined Van Kampen's U.S. Growth Team in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for Van Kampen.

Mr. Cohen is the lead manager of the fund, and Messrs. Lynch, Chainani and Norton are co-portfolio managers. Mr. Cohen is responsible for the execution of the overall strategy of the fund.

Van Kampen has provided investment advisory services to various clients since 1935.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                            CLASS I
                                          -----------
                                            For the
                                            Period
                                             Ended
                                          October 31,
                                  2006    2005(d)(g)
                                  -----   -----------
Net Asset Value, Beginning of
 Period                                      $10.00
Investment Operations:
 Net Investment Income (Loss)                  0.01
 Net Realized and Unrealized
   Gain (Loss)                                 1.28
                                  ----      -------
   Total Operations                            1.29
                                  ----      -------
Distributions:
 From Net Investment Income                       -
 From Net Realized Gains                          -
                                  ----      -------
   Total Distributions                            -
Net Asset Value, End of Period               $11.29

Total Return(c)                               12.80%
Net Assets, End of Period
 (000's)                                    $86,432
                                  ----      -------
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                      1.07%
   Total(f)                                    1.07%
 Net Investment Income (Loss) to
   Average Net Assets(a)                       0.06%
Portfolio Turnover Rate(b)                       75%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on November 8, 2004.

TA IDEX BLACKROCK GLOBAL ALLOCATION

(FORMERLY, TA IDEX MERCURY GLOBAL ALLOCATION)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX BlackRock Global Allocation is to provide high total investment return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, BlackRock Investment Management, LLC (BlackRock), seeks to achieve this objective through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which may be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The fund will invest its assets in issuers that are located in a number of countries throughout the world. There is no limit on the percentage of assets the fund can invest in a particular type of security. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located. This flexibility allows fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the fund's objective.

The fund uses its investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. At any given time, however, the fund may emphasize either debt securities or equity securities. While the fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in the securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. The fund may invest in both developed and emerging markets. BlackRock tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. BlackRock will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting a market. In deciding between equity and debt investments, BlackRock looks at a number of factors, including the relative opportunity for capital appreciation, capital recovery risk, dividend yields and the level of interest rates paid on debt securities of different maturities.

The fund may also, from time to time, identify certain real assets, such as real estate or precious metals, that BlackRock believes will increase in value because of economic trends and cycles or political or other events. The fund may invest a portion of its assets in securities related to those real assets such as stock, fixed-income securities or convertible securities issued by real estate investment trusts.

The fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights of companies of any market capitalization. In selecting stocks and other securities that are convertible into stocks, BlackRock emphasizes stocks that it believes are undervalued. BlackRock places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. The fund may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The fund can invest in all types of debt securities of varying maturities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage and asset backed securities, bank loans, and securities issued or guaranteed by certain international organizations such as the World Bank.

The fund may invest up to 35% of its total assets in "junk" bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which BlackRock considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. The fund will invest in these securities only when BlackRock believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The fund may use derivatives to seek to increase the return of the fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. while these instruments involve certain risks, the fund will not engage in certain strategies that are considered highly risky and speculative.

The fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return on the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities may make it easier for the fund to access other markets or hedge risks of other assets held by the fund these securities are subject to the risks related to the underlying index or other assets.

The fund may also lend its portfolio securities, may hold non-US dollar cash investments, and may invest uninvested cash balances in affiliated money market funds.

Under adverse or unstable market conditions, the fund may invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more

TA IDEX BLACKROCK GLOBAL ALLOCATION
--------------------------------------------------------------------------------

dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- DISTRESSED SECURITIES
The fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, the fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities

TA IDEX BLACKROCK GLOBAL ALLOCATION
--------------------------------------------------------------------------------

or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

- PRECIOUS METAL RELATED SECURITIES
Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- CALL AND REDEMPTION RISK
A bond's issuer may call a bond for redemption before it matures. If this happens to a bond the fund holds, the fund may lose income and may have to invest the proceeds in bonds with lower yields.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

- Increases in property taxes

- Increases in operating expenses or interest rates

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- SECURITIES LENDING
The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. The fund may be required to establish special custody or other arrangements before investing.

TA IDEX BLACKROCK GLOBAL ALLOCATION
--------------------------------------------------------------------------------

- SYNDICATED BANK LOANS
The fund may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and the fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, the fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, the fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to the fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and representation. In the absence of definitive regulatory guidance, the fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.


- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International World Index (MSCIW Index), which is a widely recognized unmanaged index of market performance that includes companies representative of the market structure of 21 developed market countries in Europe, Latin America and the Pacific Basin, weighted by capitalization. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 MSCIW Index (reflects no deduction for
 fees, expenses, or taxes)                         %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on December 6, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to October 27, 2006, a different sub-adviser managed this fund. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to October 27, 2006, the fund was named TA IDEX Mercury Global Allocation.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

TA IDEX BLACKROCK GLOBAL ALLOCATION
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                      %
----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.00% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
SHARE CLASS    1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------
      I         $         $         $          $
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.80%
Over $100 million................................    0.72%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   BlackRock Investment Management, LLC
   800 Scudders Mill Road
   Plainsboro, NJ 08536

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.44%
Over $100 million................................    0.32%

PORTFOLIO MANAGERS:

The fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection. Dennis W. Stattman, Senior Portfolio Manager and Dan Chamby, Romualdo Roldan and James MacMillan, Associate Portfolio Managers, are jointly and primarily responsible for the day-to-day management of the fund.

MR. STATTMAN, the overall investment supervisor for the fund, has been the fund's senior portfolio manager since 2002. He was senior co-portfolio manager of the fund from 2000 to 2002 and an associate portfolio manager of the fund from 1989 to 2000. Mr. Stattman is a Managing Director of BlackRock, Inc. Prior to joining BlackRock in 2006, he was a Managing Director of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 1989.

MR. CHAMBY has been the fund's associate portfolio manager since 2003 and assists Mr. Stattman in the day-to-day management of the fund's portfolio. He is a Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Chamby was a Director of MLIM from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2003 and before that served as an analyst.

MR. ROLDAN has been the fund's associate portfolio manager since 2006 primarily advising on investments in emerging markets. He is a Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Roldan was a Director of MLIM from 2000 to 2006 and was a Vice President from 1998 to 2000. He has been a portfolio manager with BlackRock or MLIM since 1999.

MR. MACMILLAN has been an associate portfolio manager of the fund since 2006 primarily advising on investments in Europe. He is a Managing Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Macmillan was a Managing Director of MLIM from 2000 to 2006 and was a Director of an affiliate of the MLIM from 1993 to 2000. He has been a portfolio manager with BlackRock or MLIM for more than five years.

BlackRock and its affiliated investment advisors have provided investment advisory services to various clients for more than 20 years.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

TA IDEX BLACKROCK GLOBAL ALLOCATION
--------------------------------------------------------------------------------

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of the fund is long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ING Clarion Real Estate Securities, L.P. (Clarion), seeks to achieve its objective by investing principally in equity securities of real estate companies which include:

- common stocks

- convertible securities

Under normal conditions, the fund will invest at least 80% of its assets in a portfolio of equity securities of issuers that are principally engaged in the real estate industry. In selecting investments for the fund, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. The fund's portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. As a general matter, these investments are expected to be in common stocks of large-, mid- and small-sized issuers, including real estate investment trusts ("REITs").

Clarion uses a disciplined two-step process for constructing the fund's portfolio. First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers, through which it examines several factors, including value and property, capital structure, and management and strategy. Clarion may decide to sell investments held by the fund for a variety of reasons, such as to secure gains, limit losses, or redeploy fund investments into opportunities believed to be more promising. Clarion also may engage in frequent and active trading of fund investments to achieve the fund's investment objective.

The fund may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the fund does not directly invest in real estate.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

- Increases in property taxes

- Increases in operating expenses or interest rates

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

- REITS
Equity REITs can be affected by changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent, or poor management. A REIT's performance also depends on the ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term total return consisting of current income and potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified fund invested primarily in securities of real estate companies and their exposure to real estate markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual returns for different periods compare to the returns of a broad measure of market performance, the S&P/Citigroup World Property Index, a widely recognized, unmanaged index of market performance which measures the performance of companies worldwide that derive more than 60% of their sales from property or real-estates related activities. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

                                  (BAR CHART)

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                                     %
-----------------------------------------------------------
  Worst Quarter:                                    %
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                                %            %
---------------------------------------------------------------------
 Return after taxes on distributions(3)             %            %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                             %            %
---------------------------------------------------------------------
 S&P/Citigroup World Property Index
 (reflects no deduction for fees, expenses,
 or taxes)                                          %            %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
NOTE: On November 1, 2005, the fund changed its name from TA IDEX Clarion Real Estate Securities. Prior to that date, the sub-adviser used different investment strategies. The performance set forth prior to that date is attributable to those strategies.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                      %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                       %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                 %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------
      I          $         $         $          $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............    0.775%
Over $500 million up to $1 billion..............     0.70%
Over $1 billion.................................     0.65%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

SUB-ADVISER:

   ING Clarion Real Estate Securities LP
   259 N. Radnor-Chester Road, Suite 205
   Radnor, Pennsylvania 19087

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Over $250 million up to $500 million............    0.375%
Over $500 million up to $1 billion..............     0.35%
Over $1 billion.................................     0.30%

Less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

T. RITSON FERGUSON, CFA, JOSEPH P. SMITH, CFA, AND STEVEN D. BURTON, CFA, serve as co-managers of this fund.

T. RITSON FERGUSON, CFA, is the Chief Investment Officer and Managing Director of Clarion. He joined Clarion in 1991, and provides oversight of the firm's day-to-day management of the fund.

JOSEPH P. SMITH, CFA, is a Managing Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1997, he was with Alex Brown & Sons, Inc., as an associate in the Real Estate Investment Banking Group.

STEVEN D. BURTON, CFA, is a Managing Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1995, he was with GE Investment Corporation.

The sub-adviser, and its predecessors, has provided investment advisory services to various clients since 1982.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

                                        65
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TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Evergreen Health Care is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing, under normal circumstances, at least 80% of the portfolio's assets in the equity securities of "health care companies." A company is generally deemed to be a "health care company" if it develops, produces or distributes products or services related to the health care or medical industries and derives a substantial portion (i.e., more than 50%) of its revenue from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The fund may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies to invest in, Evergreen looks for strong management, growing product lines, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both Evergreen's estimate of their fundamental investment value and their relative attractiveness compared to their business competitors. Evergreen generally does not take portfolio turnover into account in making investment decisions. This means that the fund could have a high portfolio turnover (100% or more) in any fiscal year.

The fund may invest in securities of both domestic and foreign issuers. There is no limit to the amount the fund may invest in foreign securities.

The fund may invest in futures and options, which are forms of derivatives. Such practices are used to hedge the fund's portfolio to protect against market decline, to maintain the fund's exposure to its market, to manage cash or to attempt to increase income. In addition, the fund may also engage in short sales of securities to hedge the fund's portfolio, to protect against market decline, to maintain the fund's exposure to its market, to manage cash or to attempt to increase income.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- HEALTH CARE SECTOR
To the extent the fund invests a significant portion of its assets in one or more economic sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the sectors or industries than if the fund always maintained wide diversity among the sectors and industries in which it invests.

Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A health care company's valuation can often be based largely on the potential or actual performance of a limited number of products. A health care company's valuation can be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in health care companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

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TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES
Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax considerations

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include, without limitation:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- SHORT SALES
A short sale is effected by selling a security that the fund does not own, or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the fund will incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain

                                        67
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TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who is seeking an aggressive approach to capital growth through investment in health care companies, and can accept the potential for above-average price fluctuations. The fund should not represent an investor's complete investment program or be used for short-term trading purposes.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 1500 Super Composite Health Care Index (S&P 1500 Index), an unmanaged, capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 and the S&P 600 Indexes. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

                                  [BAR CHART]

2005                      11.86%
2006                           0

-----------------------------------------------------------
    CLASS I SHARES          QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                                     %
-----------------------------------------------------------
  Worst Quarter:                                    %
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------
                                                          LIFE OF
                                              1 YEAR      FUND(2)
-------------------------------------------------------------------
  Return before taxes                            %           %
-------------------------------------------------------------------
  Return after taxes on distributions(3)         %           %
-------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                         %           %
-------------------------------------------------------------------
  S&P 1500 Index (reflects no deduction for
  fees, expenses, or taxes)                      %           %
-------------------------------------------------------------------
  S&P 500 Index(4) (reflects no deduction
  for fees, expenses, or taxes)                  %           %
-------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
NOTE: Prior to March 1, 2006, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                      %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                       %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                 %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect current contractual advisory fees and expenses limits.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
      I          $         $          $          $
---------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.
                                        68
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TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.87%
Over $100 million up to $250 million.............    0.85%
Over $250 million................................    0.80%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Evergreen Investment Management Company, LLC
   200 Berkeley Street
   Boston, Massachusetts 02116-5034

SUB-ADVISORY FEE:

First $100 million...............................    0.42%
Over $100 million up to $250 million.............    0.40%
Over $250 million................................    0.35%

PORTFOLIO MANAGER:

WALTER MCCORMICK, CFA, is a Managing Director, Senior Portfolio Manager, Interim Portfolio Manager of Evergreen Health Care Fund and Head of the Value Equity team of Evergreen's Equity Management group. He returned to Evergreen in 2002. Previously, he served as Head of the Large Cap Core Growth team at Keystone Investments, a predecessor firm (1984-1998). Additionally, Walter has served as Head of the Large Cap Value team at David L. Babson & Co., (1998-2000) and Senior Portfolio Manager and Director of Equity Investments for Rhode Island Hospital Trust National Bank (1970-1984).

Walter has been working in the investment management field since 1970. He received a BA from Providence College (1968) and a MBA from Rutgers University
(1970). Walter has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a past president of the Providence Society of Financial Analysts.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

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TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                               CLASS I
                                            --------------
                                            For the Period
                                                Ended
                                             October 31,
                                   2006       2005(d,g)
                                  -------   --------------
Net Asset Value, Beginning of
 Period                                         $11.26

Investment Operations:
 Net Investment Income (Loss)                    (0.07)
 Net Realized and Unrealized
   Gain (Loss)                                    1.43
                                            --------------
 Total Operations                                 1.36
                                            --------------
Distributions:
 From Net Investment Income                          -
 From Net Realized Gains                         (0.10)
                                            --------------
   Total Distributions                           (0.10)
Net Asset Value, End of Period                  $12.52
                                            ==============

Total Return(c)                                  12.09%
 Net Assets, End of Period
   (000's)                                    $173,270
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                         1.06%
   Total(f)                                       1.06%
 Net Investment Income (Loss) to
   Average Net Assets(a)                         (0.65)%
 Portfolio Turnover Rate(b)                         59%

---------------

(a)  Annualized.

(b)  Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements.

(g)  The fund commenced operations on March 1, 2002.

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TA IDEX FEDERATED MARKET OPPORTUNITY
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------

The objective of TA IDEX Federated Market Opportunity is to provide moderate capital appreciation and high current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------

The fund's sub-adviser, Federated Equity Management Company of Pennsylvania (Federated), pursues this investment objective by investing, under normal market conditions, in domestic and foreign securities that Federated deems to be undervalued or out-of-favor or securities that Federated believes are attractive due to their income-producing potential. As more fully described below, the fund's investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers (including American Depositary Receipts (ADRs)), fixed-income securities of both domestic and foreign corporations or sovereign governmental entities, REITS, securities of precious metal companies and derivative and hybrid instruments. This investment strategy is designed to enable the fund to pursue its investment objective (to provide moderate capital appreciation and high current income) while attempting to limit volatility.

Federated's investment management approach may be described as contrarian in nature because the sub-adviser anticipates that it will invest in out-of-favor securities or deviate from the consensus view on markets in general, a sector, or individual securities.

The fund's asset allocation is based on valuation, sentiment, and technical considerations. The fund generally will favor asset categories that are undervalued relative to historical norms, as well as those which are out of favor based on market sentiment measures, and assets which have lagged other categories or declined sharply in price. The assumption is that valuations, sentiment, and prices will return to normal relationships, or "revert to the mean."

With regard to equity securities, Federated primarily uses the "value" style of investing and selects securities primarily utilizing a bottom-up approach to security analysis but also secondarily considers top-down analysis and sector allocation. Federated does not generally consider the composition of market indices in its selection of equity securities. Federated's use of the "value" style of investing seeks to identify and select securities that, in Federated's opinion, are trading at a lower valuation relative to one of the following two measurements: (i) the historic valuation of the securities; or (ii) valuations of the issuer's industry peers. Historically, undervalued securities have generally had lower share price volatility, and a higher yield, when compared with other equity securities.

Primarily using the bottom-up approach to security analysis, Federated searches for equity securities that appear to be undervalued or out-of-favor with share prices that have lagged the market and demonstrated an ability to maintain their value when the broad equity market is weak. Additionally, Federated seeks to invest in companies that have skilled management with a shareholder orientation and that appear to be financially strong.

As a secondary matter, using top-down analysis, Federated considers current economic, financial market, and industry factors and societal trends that may affect the issuing company. Lastly, Federated assembles a portfolio of securities by considering sector allocations. Sectors are broad categories of companies with similar characteristics. Federated determines the sector allocation of the fund's portfolio primarily based upon its opinion as to which sectors are, as a whole, priced at a low market valuation when compared with other sectors, and which are currently out of favor. Federated also considers such factors as the dividend-paying potential of the companies in each sector.

Federated uses technical analysis of the market as an aid in timing purchases and sales. Federated sells a portfolio security if it determines that the issuer does not continue to meet its stock selection criteria.

Federated may increase the fund's cash position if Federated is unable to find a sufficient number of securities that Federated deems to be undervalued or out-of-favor or if Federated believes that overall equity market valuations (and risks) are at high levels. Additionally, Federated anticipates normally keeping a portion of the fund's portfolio in cash in order to readily take advantage of buying opportunities, to increase current income or in an effort to preserve capital. The fund's cash position will normally be invested in traditional cash investments such as money market funds, U.S. Treasury Bills or repurchase agreements.

When investing in fixed-income securities Federated invests in asset classes within the fixed-income market that it believes offer the best relative value. When searching for asset classes within the fixed-income market, Federated places an emphasis on historical yield spreads and investing contrary to prevailing market sentiment with regard to an asset class. With regard to non-dollar denominated fixed-income securities, Federated also considers the currency appreciation potential of a given market. Such asset classes may include non-investment-grade fixed-income securities, emerging market debt and foreign non-dollar denominated fixed-income securities issued by foreign governmental entities or corporations, as well as U.S. Treasury securities and other investment-grade securities.

In addition to investing in equity and fixed-income securities, the fund may invest in the following in attempting to achieve its investment objective:

- derivative contracts or hybrid instruments, including options on indices, individual securities, futures (including financial and index futures) and currencies (both foreign and U.S. dollar),

- foreign forward currency contracts, convertible bonds,

- REITS, and

- securities of companies engaged in the exploration, mining and distribution of gold, silver and other precious metals.

The fund may also purchase shares of exchange-traded funds (ETFs) in order to achieve exposure to a specific region, country, or market sector, or for other reasons consistent with its investment strategy.

The fund may invest in derivative contracts, such as swaps, options and futures contracts, to efficiently implement its overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the fund may use derivatives or hybrid instruments. First, the fund may invest in a hybrid instrument which is structured as a note that pays a fixed dividend and at maturity either converts into shares of an equity security or returns a payment to the fund based on the change in value of an underlying equity security. Second, the fund may buy

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TA IDEX FEDERATED MARKET OPPORTUNITY
--------------------------------------------------------------------------------

or sell derivative contracts (such as call or put options), in anticipation of an increase or decrease in the market value of individual securities, currencies or indices (including both securities and volatility indices). Finally, the fund may invest in derivatives contracts as part of its hedging strategies. For example, the fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the fund may invest directly. The fund may also, for example, use derivative contracts to:

- obtain premiums from the sale of derivative contracts;

- realize gains from trading a derivative contract; or

- hedge against potential losses. For example, the fund may not buy put options on stock indices or individual stocks (even if the stocks are not held by the fund) in an attempt to hedge against a decline in stock price).

There can be no assurance that the fund's use of derivative contracts or hybrid instruments will work as intended.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

TA IDEX FEDERATED MARKET OPPORTUNITY
--------------------------------------------------------------------------------

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- REITS
Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the fund to leverage risks or carry liquidity risks.

- LIQUIDITY RISKS
Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it maybe unable to sell the illiquid securities at an advantageous time or price.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the sub-adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be

TA IDEX FEDERATED MARKET OPPORTUNITY
--------------------------------------------------------------------------------

subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include, without limitation:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- INVESTMENT COMPANIES
To the extent that the fund invests in other investment companies such as ETFs, it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

- EXCHANGE TRADED FUNDS
An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect the fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek high current income and moderate capital appreciation with an emphasis on capital protection in adverse periods.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 3000 Value Index (Russell 3000 (R) Index), which measures the performance of the Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values, and the Merrill Lynch 3-month T-Bill Index (ML 3-month T-Bill Index), an unmanaged index that measures returns of three-month treasury bills. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

TA IDEX FEDERATED MARKET OPPORTUNITY
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 Russell 3000 Index (reflects no deduction
 for fees, expenses, or taxes)                     %             %
---------------------------------------------------------------------
 ML 3-month T-Bill Index (reflects no
 deduction for fees, expenses, or taxes          _ %           _ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on December 6, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                                %
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.05% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------------
 SHARE CLASS   1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------
      I         $           $            $            $
--------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $30 million................................    0.85%
Over $30 million up to $50 million...............    0.80%
Over $50 million.................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Federated Equity Management Company of Pennsylvania
   1001 Liberty Avenue
   Pittsburgh, Pennsylvania 15222-3779

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $30 million................................    0.50%
Over $30 million up to $50 million...............    0.35%
Over $50 million.................................    0.25%

PORTFOLIO MANAGER:

STEVEN J. LEHMAN, CFA, has been the fund's portfolio manager since inception. Mr. Lehman joined Federated in 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman received his M.A. from the University of Chicago.

Federated Investors, Inc. has provided investment advisory services to various clients since 1955.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio managers, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Convertible Securities is to seek maximum total return through a combination of current income and capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing principally in:

- Convertible Securities

In seeking its investment objective, TIM will normally invest at least 80% of assets in convertible securities, which are across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. TIM may also invest the fund's assets in other types of securities, including common stock.

TIM may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, TIM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.

TIM may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES AND OPTIONS
Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions
- imperfect correlation
- illiquidity

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch All U.S. Convertibles Index (MLAUSC Index), a widely recognized unmanaged index of market performance which is a market capitalization-weighted index of domestic corporate convertible securities that are convertible to common stock only. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

                                  [BAR GRAPH]

2006                       0.00%

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                         _              _%
------------------------------------------------------------
  Worst Quarter:                        _              _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                             _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions(3)          _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                          _ %           _ %
---------------------------------------------------------------------
 MLAUSC Index (reflects no deduction for
 fees, expenses, or taxes)                       _ %           _ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                  _ %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                   _ %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             _ %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                           _ %
------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.35% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

    reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.35%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
 SHARE CLASS   1 YEAR    3 YEARS
---------------------------------
      I         $ _        $ _
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.75%
Over $250 million...............................     0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets, less 50% of any amount
  reimbursed pursuant to the fund's expense
  limitation.....................................    0.35%

PORTFOLIO MANAGER:

KIRK J. KIM (LEAD PORTFOLIO MANAGER) is Principal and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the convertible bond discipline. Prior to joining TIM's predecessor, he worked as a securities analyst for The Franklin Templeton Group. He joined TIM's predecessor in 1997. Mr. Kim holds a B.S. in finance from the University of Southern California.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[INSERT FINANCIAL HIGHLIGHTS]

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY

(FORMERLY, TA IDEX GREAT COMPANIES -- TECHNOLOGY(SM))
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Science & Technology() is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing in, under normal circumstances, at least 80% of its assets in common stocks of companies that are expected to benefit from the development, advancement and use of science and technology. These companies may include, without limitation, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

In choosing securities, the portfolio managers take a fundamental and research driven approach to investing in growth stocks. The fund generally invests in companies that rely extensively on technology in their product development or operations and have benefited from technological progress in their operating history or have enabled such progress in others, with a particular focus on companies in developing segments of the sector.

The portfolio managers seek to identify the companies best positioned to benefit from change; generally those with superior business models, proven management teams and businesses that are producing substantial cash flow. Critical to the investment process is the identification of companies exhibiting the highest growth potential at the most attractive prices/valuations. TIM seeks to pay a fair price relative to a company's intrinsic business value and/or projected growth rate or relative to alternative investments within an industry.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SCIENCE AND TECHNOLOGY STOCKS
Securities of science and technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally dependent upon or associated with scientific and technological issues. The entire value of the fund may decrease if related industries decline. Further, the prices of many science and technology companies have experienced considerable volatility in the past and may do so in the future.

- HEALTH CARE SECTOR
To the extent the fund invests a significant portion of its assets in one or more economic sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the sectors or industries than if the fund always maintained wide diversity among the sectors and industries in which it invests.

Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A health care company's valuation can often be based largely on the potential or actual performance of a limited number of products. A health care company's valuation can be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- NON DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY
--------------------------------------------------------------------------------

single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones US Technology, a widely recognized unmanaged index of market performance that measures the performance of the technology sector of the U.S. equity market. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

(BAR CHART)

2006                                                                             0.00

---------------------------------------------------------
CLASS A SHARES             QUARTER ENDED       RETURN
---------------------------------------------------------
  Best Quarter:                                     %
---------------------------------------------------------
  Worst Quarter:                                    %
---------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                                %             %
---------------------------------------------------------------------
 Return after taxes on distributions(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                             %             %
---------------------------------------------------------------------
 Dow Jones US Technology
 (reflects no deduction for fees, expenses,
 or taxes)                                          %             %
---------------------------------------------------------------------
 NASDAQ 100 Index(4)
 (reflects no deduction for fees, expenses,
 or taxes)                                          %             %
---------------------------------------------------------------------

(1)Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2)Class I commenced operations on November 15, 2005.
(3)The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4)This index served as the fund's benchmark prior to October 27, 2006, and was changed to make more meaningful comparisons of the fund's performance relative to the strategy it employs.

NOTE: Prior to August 1, 2006, a different sub-adviser managed this fund, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to October 27, 2006, the fund was named TA IDEX Great Companies -- Technology(SM).

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and held shares of the fund.

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                           CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                   %
 Distribution and service (12b-1) fees                           N/A
 Other expenses                                                    %
---------------------------------------------------------------------------
                                                          ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                              %
 EXPENSE REDUCTION(B)                                           0.00%
                                                          ------------------------------
 NET OPERATING EXPENSES                                            %
------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.18% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.18%.

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------
      I         $        $          $          $
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see section entitled "Shareholder Information - Investment Advisor" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.78%
Over $500 million...............................     0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, CA 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.35%
Over $250 million up to $500 million.............    0.30%
Over $500 million................................    0.25%

PORTFOLIO MANAGERS:

KIRK J. KIM (Lead Portfolio Manager) is Principal and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the convertible bond discipline. Prior to joining TIM's predecessor in 1997, he worked as a securities analyst for the Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

JOSHUA D. SHASKAN, CFA, is Principal and Portfolio Manager at TIM. He manages accounts in the Small and Small/Mid Cap Growth Equity disciplines. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Shaskan served as an Investment Specialist for Wells Fargo Securities. He earned an M.B.A. from UCLA and has 13 years of investment experience.

JEFFREY J. HOO, CFA, is Principal and Portfolio Manager at TIM. Hoo manages sub-advised funds and institutional separate accounts in the Micro Cap Equity discipline. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Hoo worked at Sony Pictures Entertainment and KPMG Peat Marwick. Mr. Hoo earned a B.A. from Duke University and an M.B.A. from UCLA.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX AllianceBernstein International Value is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, AllianceBernstein L.P. (AllianceBernstein), seeks to achieve this objective by investing primarily in equity securities of established companies selected from more than 40 industries and from more than 40 developed countries. Under normal market conditions, the fund will primarily invest in issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. These countries currently include (without limitation) the developed nations in Europe and the Far East, Canada and Australia. The fund's investment policies emphasize investment in companies that are determined by AllianceBernstein to be undervalued, using a fundamental value approach. Investment decisions are the result of the multi-step process described below.

AllianceBernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

AllianceBernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. AllianceBernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

Once AllianceBernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The fund does not simply purchase the top-ranked securities. Rather, AllianceBernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the fund. AllianceBernstein's team of quantitative analysts builds valuation and risk models to seek a portfolio that is constructed to obtain an effective balance of risk and return.

In order to reduce the risk that an undervalued security will be purchased before an adverse event, AllianceBernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Consequently, currency and equity positions are evaluated separately. In addition, AllianceBernstein may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

The fund also may:

- Invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

- Invest up to 20% of its total assets in convertible securities;

- Invest up to 15% of its net assets in illiquid securities;

- Invest up to 10% of its total assets in rights and warrants (including but not limited to participation notes);

- Enter into forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;

- Enter into contracts for the purchase and sale for the future delivery of contracts based on financial indices;

- Enter into currency swaps and forward currency exchange contracts for hedging purposes;

- Make secured loans of portfolio securities of up to one-third of its total assets; and

- Enter into repurchase agreements.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- SHORT SALES
A short sale is effected by selling a security that the fund does not own, or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

- REPURCHASE AGREEMENTS
Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- SECURITIES LENDING
The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate significant volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged index of market performance which includes stocks traded on exchanges in Europe, Australia, and the Far East, weighted by capitalization. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 MSCI-EAFE Index (reflects no deduction for
 fees, expenses, or taxes)                         %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on December 6, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                      %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                              %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.13% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    I         $        $         $           $
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $200 million..............................     0.88%
Over $200 million up to $500 million............     0.81%
Over $500 million...............................     0.77%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   AllianceBernstein L.P.
   1345 Avenue of the Americas
   New York, NY 10105

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $200 million...............................    0.45%
Over $200 million up to $500 million.............    0.36%
Over $500 million................................    0.32%

PORTFOLIO MANAGERS:

AllianceBernstein manages this fund relying heavily on the fundamental analysis and research of AllianceBernstein's internal research staff. No one person is principally responsible for making recommendations for the fund's portfolio.

The following portfolio managers are those with the most significant responsibility for the day-to-day management of the fund:

SHARON E. FAY is Chief Investment Officer -- Global Value Equities. Ms. Fay joined Bernstein in 1990 as a research analyst, following the airline, lodging, trucking and retail industries, and has been Executive Vice President and Chief Investment Officer-Global Value Equities of AllianceBernstein since 2003, overseeing all portfolio management and research activities relating to cross-border and non-US value investment portfolios and chairing the Global Value Investment Policy Group. She brings to this role a range of experience in helping establish AllianceBernstein as a global player in value investing, having first successfully launched Canadian Value as the firm's first single-market service focused outside the US. She went on to build the UK Value service, the firm's first portfolio management and research team based outside of the US. Until January 2006, Ms. Fay was Co-CIO -- European and UK Value Equities, a position she assumed with Bernstein. She also serves on AllianceBernstein's Management Executive Committee, the group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1997 and 1999, Ms. Fay was CIO -- Canadian Value Equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Before joining Bernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard Business School. CFA. Location:
London.

KEVIN F. SIMMS is Co-Chief Investment Officer -- International Value Equities; Director of Research -- Global Value Equities. Mr. Simms was named co-CIO -- International Value equities in 2003, which he has assumed in addition to his role as director of research -- Global and International Value equities, a position he has held since 2000. As research director, he has been instrumental in implementing significant enhancements to Bernstein's cross-border research process. Between 1998 and 2000, Mr. Simms served as director of research -- Emerging Markets Value equities. He joined Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School. Location: New York.

HENRY S. D'AURIA is Chief Investment Officer -- Emerging Markets Value Equities and Co-Chief Investment Officer -- International Value Equities. Mr. D'Auria was named co-CIO -- International Value equities in 2003, adding to his responsibilities as CIO -- Emerging Markets Value equities, which he assumed in 2002. Mr. D'Auria was one of the chief architects of Bernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research -- Small Cap Value equities and director of research -- Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry. Before coming to Bernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College. CFA Charterholder. Location: New York

MARILYN G. FEDAK is Executive Vice President, Head -- Bernstein Value Equities Business and Co-Chief Investment Officer -- US Large Cap Value. Ms. Fedak joined Bernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. From 1993 -- 2000, Ms. Fedak was Chief Investment Officer for U.S. Value Equities; in 2003, she named John Mahedy a Senior Vice President, her co-CIO. She serves on AllianceBernstein's Management Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak is also a Director of SCB Inc. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Early in her career at Bernstein, she played a key role in developing its US Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983. She earned a BA from Smith College and an MBA from Harvard University. CFA Charterholder.
Location: New York

JOHN P. MAHEDY is Co-Chief Investment Officer -- US Value Equities; Director of Research -- US Value Equities. Mr. Mahedy was named Co-CIO -- US Value equities in 2003. He continues to serve as director of research -- US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services briefly at Morgan Stanley for three years in the early 1990s. Mr. Mahedy was ranked among the top-five oil analysts in the Reuters and Greenwich Associates polls in 1999 and 2000, and he was named to the Institutional Investor All-America Research Team in 1993, 1994 and 1995. Mr. Mahedy began his career as a senior auditor with Peat Marwick Main. He earned a BS and an MBA from New York University. CPA.

The sub-adviser has provided investment advisory services to various clients since 1945.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Evergreen International Small Cap is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing principally in:

- equity securities of small companies located in at least three countries, one of which may be the United States.

The fund normally invests at least 80% of its assets in equity securities, such as common stocks, convertible securities, preferred stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) of small cap issuers located in at least three countries. The fund may also invest in debt securities of any foreign governments and any international agency such as the World Bank and time deposits with foreign banks and may hold cash and cash equivalents. The fund may invest in securities of issuers located in foreign countries with developed markets as well as those with emerging markets. When investing in such securities, the fund invests in equity securities of small- to medium-sized companies generally under $8.5 billion in market capitalization at the time of purchase that are in a relatively early stage of development. When investing in securities, the fund seeks to invest in equity securities of issuers that the portfolio manager believes are well managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The fund also seeks to identify and invest in countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

Although not a principal investment strategy, the fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or their foreign equivalents.

The fund may engage in hedging and cross-hedging with respect to foreign currencies in both U.S. dollars and foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the fund's investments are denominated. Under normal conditions, this strategy is not expected to represent more than 25% of the assets of the fund.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than those associated with investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- SMALL- AND MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that stock considered to be undervalued may actually be appropriately priced.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the time to maturity, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate.

These risks include:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

- Increases in property taxes

- Increases in operating expenses or interest rates

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by management of insurance risks, adequacy of financing available in capital markets, management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- REITS
Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in,

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term capital growth and can tolerate risks associated with small-cap stocks and foreign investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Citigroup Global Ex-U.S. EMI, which is a widely recognized unmanaged index of market performance. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

                                                              -------------------------------------------
2005                                                                             31.78
2006                                                                              0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 Citigroup Global Ex-U.S. EMI (reflects no
 deduction for fees, expenses, or taxes)           %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on November 8, 2004.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                             %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.32% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.32%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------
      I         $         $           $           $
----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     1.07%
Over $250 million...............................     1.00%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Evergreen Investment Management Company, LLC
   200 Berkeley Street
   Boston, Massachusetts 02116

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Up to $250 million................................    0.52%
Over $250 million.................................    0.50%

PORTFOLIO MANAGER:

FRANCIS CLARO, CFA, is a Senior Portfolio Manager and Managing Director who heads Evergreen's International Small Cap Equity team. He joined Evergreen in 1994. He has managed TA IDEX Evergreen International Small Cap since the fund's inception. Prior to joining Evergreen, he served as an Investment Officer with Inter-American Investment Corporation from 1992 to 1994, where he was responsible for making private equity and debt investments, and as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom from 1986 to 1990. He received a BS in business from ESADE in Barcelona, Spain in 1983, an MS in economics from the London School of Economics in 1984 and an MBA from Harvard Business School in 1991.

Evergreen Investments has provided investment advisory services to various clients for 70 years.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
----------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                               CLASS I
                                             -----------
                                               For the
                                               Period
                                                Ended
                                             October 31,
                                    2006      2005(d,g)
                                  --------   -----------
Net Asset Value, Beginning of
 Period                                         $10.00
Investment Operations:
 Net Investment Income (Loss)                     0.06
 Net Realized and Unrealized
   Gain (Loss)                                    2.65
                                  --------    --------
   Total Operations                               2.71
                                  --------    --------
Distributions:
 From Net Investment Income                          -
 From Net Realized Gains                             -
                                  --------    --------
   Total Distributions                               -
Net Asset Value, End of Period                  $12.71
                                  ========    ========

Total Return(c)                                  27.10%
Net Assets, End of Period
 (000's)                                      $204,413
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                         1.22%
   Total(f)                                       1.22%
 Net Investment Income (Loss) to
   Average Net Assets(a)                          0.56%
Portfolio Turnover Rate(b)                          65%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on November 8, 2004.

TA IDEX MFS INTERNATIONAL EQUITY (FORMERLY, TA IDEX AMERICAN CENTURY INTERNATIONAL)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX MFS International Equity is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, MFS Investment Management (MFS), seeks to achieve this objective by investing principally in:

- equity securities of foreign companies

The fund invests, under normal market conditions, at least 80% of its net assets in equity securities of foreign (including emerging market) issuers. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities. The fund may invest in companies of any size.

In selecting investments for the fund, the sub-adviser is not constrained to any particular investment style. The fund may invest its assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stock of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

The fund may invest in derivative instruments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for their greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities, tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign securities and short-term price volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged index of market performance which includes stocks traded on exchanges in Europe, Australia, and the Far East, weighted by capitalization. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
(BAR GRAPH)

2006                                                                             0.00

------------------------------------------------------------
     CLASS A SHARES           QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                        %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                          LIFE OF
                                            1 YEAR        FUND(2)
--------------------------------------------------------------------
 Return before taxes                             %             %
--------------------------------------------------------------------
 Return after taxes on distributions(3)          %             %
--------------------------------------------------------------------
 Return after taxes on distributions
 and sale of fund shares(3)                      %             %
--------------------------------------------------------------------
 MSCI-EAFE Index (reflects no deduction
 for fees, expenses, or taxes)                   %             %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to July 3, 2006, a different sub-adviser managed this fund, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to July 3, 2006, the fund was named TA IDEX American Century International.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect the estimated expenses of Class I shares.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------------
 SHARE CLASS   1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------
      I         $           $            $            $
--------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................    0.925%
Over $250 million up to $500 million............     0.90%
Over $500 million up to $1 billion..............     0.85%
Over $1 billion.................................     0.80%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   MFS Investment Management
   500 Boylston Street
   Boston, MA 02116

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $500 million..............................    0.475%
Next $500 million...............................     0.45%
Over $1 billion.................................     0.40%

PORTFOLIO MANAGERS:

DAVID R. MANNHEIM, Senior Vice President and Director of Core Portfolio Management at MFS, is a Portfolio Manager of the fund. Mr. Mannheim joined MFS in 1988 as an Equity Research Analyst following non-U.S. securities; he was named

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

Portfolio Manager at MFS in 1992. Prior to joining MFS, he was a Lending Officer for Midlantic National Bank. He is a graduate of Amherst College and the MIT Sloan School of Management.

MARCUS L. SMITH, Senior Vice President and Director of Asian Research at MFS, is a Portfolio Manager of the fund. Mr. Smith joined MFS in 1998 as an Equity Research Analyst following European securities; he was named Portfolio Manager at MFS in 2001. Prior to joining MFS, he was a Senior Consultant for Andersen Consulting. He is a graduate of Mount Union College and the Wharton School of University of Pennsylvania.

Massachusetts Financial Services ("MFS") is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Marsico International Growth is to seek long term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Columbia Management Advisors, LLC (Columbia), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve the fund's objective by investing primarily (no less than 65% of its total assets) in:

- common stocks of foreign companies that are selected for their long-term growth potential.

The fund may invest in companies of any size throughout the world. The fund normally invests in issuers from at least three different countries, not including the United States, and generally maintains a core position of between 35 and 50 common stocks. The fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The fund may invest in common stocks of companies operating in emerging markets. International investing involves additional risks, including currency fluctuations and economic and political instability.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

- WHAT IS A TOP-DOWN APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers, and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

- WHAT IS "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Marsico may reduce or sell a fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The fund's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the fund also may typically include more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in securities prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days


- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long term growth of capital and who can tolerate fluctuations inherent in international stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged index of market performance which includes stocks traded on exchanges in Europe, Australia, and the Far East, weighted by

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

capitalization. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
[BAR GRAPH]                    ------------------

                                                              -------------------------------------------
2005                                                                             19.01
2006

-----------------------------------------------------------------
CLASS I SHARES                    QUARTER ENDED       RETURN
-----------------------------------------------------------------
  Best Quarter:                                         %
-----------------------------------------------------------------
  Worst Quarter:                                        %
-----------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 MSCI-EAFE Index (reflects no deduction for
 fees, expenses, or taxes)                         %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you busy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                             %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.31% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.31%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------
      I         $        $         $          $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $300 million...............................    1.06%
$300 million up to $400 million..................    1.01%
$400 million up to $1 billion....................    0.96%
Over $1 billion..................................    0.91%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Columbia Management Advisors, LLC
   101 S. Tryon Street
   Charlotte, North Carolina 28255

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

the fund's average daily net assets. The percentage for the fund is as follows:

First $300 million...............................    0.50%
From $300 million to $400 million................    0.45%
From $400 million to $1 billion..................    0.40%
Over $1 billion..................................    0.35%

PORTFOLIO MANAGER:

JAMES G. GENDELMAN is the portfolio manager of TA IDEX Marsico International Growth. Prior to joining Marsico Capital in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelors degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX MARISCO INTERNATIONAL GROWTH
----------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                               CLASS I
                                             -----------
                                               For the
                                               Period
                                                Ended
                                             October 31,
                                    2006     2005(d)(g)
                                  --------   -----------
Net Asset Value, Beginning of
 Period                                         $10.00

Investment Operations:
 Net Investment Income (Loss)                     0.16
 Net Realized and Unrealized
   Gain (Loss)                                    0.99
                                             ===========
   Total Operations                               1.15
                                             ===========
Distributions:
 From Net Investment Income                      (0.04)
 From Net Realized Gains                             -
                                             ===========
   Total Distributions                           (0.04)
Net Asset Value, End of Period                  $11.11
                                             ===========

Total Return(c)                                  11.49%
Net Assets, End of Period
 (000's)                                      $281,692
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                         1.18%
   Total(f)                                       1.18%
 Net Investment Income (Loss) to
   Average Net Assets(a)                          1.52%
Portfolio Turnover Rate(b)                         145%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on November 8, 2004.

TA IDEX NEUBERGER BERMAN INTERNATIONAL
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Neuberger Berman International is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Neuberger Berman Management, Inc. (Neuberger), seeks to achieve this objective by investing the assets of the fund primarily in common stocks of foreign companies of any size, including companies that are economically tied to developed and emerging industrialized markets. Under normal market conditions, the fund will invest in a number of countries throughout the world and expects to be investing in more than three different foreign countries. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The fund also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

Neuberger may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive. To the extent authorized by laws and regulations, the fund may also engage in borrowing and securities lending transactions and use derivatives.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and

TA IDEX NEUBERGER BERMAN INTERNATIONAL
--------------------------------------------------------------------------------

the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- SECURITIES LENDING
The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain

TA IDEX NEUBERGER BERMAN INTERNATIONAL
--------------------------------------------------------------------------------

online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate significant volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged index of market performance which includes stocks traded on 16 exchanges in Europe, Australia, and the Far East, weighted by capitalization. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 MSCI-EAFE Index (reflects no deduction for
 fees, expenses, or taxes)                         %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on December 6, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                      %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                              %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.25% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
SHARE CLASS    1 YEAR    3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------
      I         $         $         $           $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

TA IDEX NEUBERGER BERMAN INTERNATIONAL
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    1.00%
Over $100 million................................    0.95%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of   %
of the fund's average daily net assets.

SUB-ADVISER:

   Neuberger Berman Management, Inc.
   605 Third Avenue, 2nd Floor
   New York, NY 10158-0180

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.50%
Over $100 million................................    0.45%

PORTFOLIO MANAGER:

BENJAMIN SEGAL, CFA, is a Vice President of Neuberger and Managing Director of Neuberger Berman, LLC. He joined Neuberger in 1999. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting. He is a graduate of The Wharton School of Business, MBA; the University of Pennsylvania, MA; and Jesus College, Cambridge University, England, BA.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Oppenheimer Developing Markets is to aggressively seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, OppenheimerFunds, Inc. (Oppenheimer), seeks to achieve this objective by investing mainly in common stocks of issuers in emerging markets throughout the world.

- Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries, and will diversify its investments across at least three different emerging market countries.

- The fund can (but is not required to) invest up to 100% of its total assets in foreign securities.

- The fund will emphasize investments in common stocks and other equity securities.

- The fund will emphasize investments in growth companies, which can be in any market capitalization range.

In selecting securities for the fund, Oppenheimer looks primarily for foreign companies in developing markets with high growth potential. It uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the fund's portfolio, Oppenheimer currently seeks:

- Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to entry in their industry, such as high start-up costs.

- Companies with management that has a proven record.

- Companies with newer or established businesses that are entering into a growth cycle.

- Companies with the potential to withstand high market volatility.

- Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the fund will consider the effect of worldwide trends on the growth of various business sectors, and look for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

Oppenheimer generally defines "emerging market" as countries outside the U.S. and most of Western Europe, Canada, Japan, Australia and New Zealand that have economies, industries and stock markets that it believes are growing and gaining more stability and offer attractive long-term investment prospects. To determine if an issuer is economically tied to an emerging market, it considers a number of factors, such as where the issuer is organized, the principal trading market for its securities, the sources of its revenues and the location of its assets.

The fund looks for stocks of companies that have growth potential. Growth companies may be companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies include established companies that are entering a growth cycle, they can also include newer companies, whose securities pose greater risks of loss and can result in greater volatility in the fund's share prices.

To seek its investment objective, the fund can also use the investment techniques and strategies described below:

- Other Equity Securities. While the fund mainly buys common stocks, it can also buy preferred stocks and securities convertible into common stock and can hold rights and warrants.

- Hedging. The fund can buy and sell futures contracts, put and call options, and forward contracts. Some hedging strategies could hedge the fund's portfolio against price fluctuations. Other hedging strategies would tend to increase the fund's exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund's foreign investments.

- Portfolio Turnover. The fund's investment process may cause the fund to engage in active and frequent trading. Therefore, the fund may engage in short-term trading while trying to achieve its objective.

- Debt/Fixed-Income Securities. The fund can invest in debt securities, including convertible securities, which can include securities of foreign companies and governments.

- Illiquid and Restricted Securities. The fund will not invest more than 15% of its net assets in illiquid or restricted securities.

- Derivatives. The fund can invest in a number of different derivative instruments to hedge investment risks or to seek increased returns.

The allocation of the fund's portfolio among different investments will vary over time based upon an evaluation of economic and market trends. The fund's portfolio might not always include all of the different types of investments described in this prospectus.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments

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TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. However, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect the fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for aggressive investors who seek capital appreciation and who can tolerate significant volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Emerging Markets (MSCIEM Index), which is a widely recognized unmanaged index of market performance that measures equity market performance in global emerging markets. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 MSCIEM Index (reflects no deduction for
 fees, expenses, or taxes)                         %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on December 6, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                            N/A
 Other expenses(a)                                                   %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                              %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.45% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
SHARE CLASS    1 YEAR    3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------
      I         $         $         $           $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $50 million................................    1.20%
Over $50 million up to $200 million..............    1.15%
Over $200 million................................    1.10%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   OppenheimerFunds, Inc.
   Two World Financial Center
   225 Liberty Street, 11th Floor
   New York, NY 10281-1008

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $50 million................................    0.70%
Over $50 million up to $200 million..............    0.65%
Over $200 million................................    0.60%

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TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:

The fund's portfolio is managed by Mark Madden who is primarily responsible for the day-to-day management of the fund's investments.

MARK H. MADDEN joined Oppenheimer in August 2004 as a Vice President and Portfolio Manager of its Global Equity Team and is currently manager of the fund. Prior to joining OppenheimerFunds, Mr. Madden held the following positions at Pioneer Investment Management, Inc.: Managing Director of Global Emerging Markets Team from November 2000 through July 2004; Senior Vice President and Portfolio Manager of International Equities from December 1998 through October 2000; and Vice President and Portfolio Manager of International Equities from February 1993 through November 1998. He is an officer of one portfolio in the OppenheimerFunds complex.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TEMPLETON TRANSAMERICA GLOBAL

(FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Templeton Transamerica Global is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's assets are allocated between two sub-advisers, Transamerica Investment Management, LLC (TIM) and Templeton Investment Counsel, LLC (Templeton). TIM manages a portion of the fund's assets composed of domestic securities (called the "domestic portfolio"), and Templeton manages a portion of the fund's assets composed of non-U.S. securities (called the "international portfolio"). The percentage of assets allocated to each manager generally is based on the weighting of securities from U.S. and foreign issuers comprising the Morgan Stanley Capital International World Index ("MSCIW Index"), a market capitalization-weighted benchmark index made up of equities from 23 countries, including the U.S. Each of the domestic and international percentages of the fund are adjusted periodically to account for changes that may be made in the composition of the MSCIW Index.

- DOMESTIC PORTFOLIO
The fund will invest, under normal circumstances, at least 80% of the fund's assets in the "domestic portfolio" in a diversified portfolio of domestic common stocks that are believed by TIM to have the defining feature of premier growth companies that are undervalued in the stock market. TIM, uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in equity securities. TIM believes in long term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company. TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features -- shareholder-oriented management, dominance in market share, cost production advantages, leading brands, self-financed growth and attractive reinvestment opportunities.

- INTERNATIONAL PORTFOLIO
Templeton seeks to achieve the fund's objective by investing in foreign securities. Templeton normally will invest primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. For purposes of the fund's investments, "foreign securities" means those securities issued by companies that:

- have its principal securities trading markets outside the U.S.; or

- derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or

- have a significant portion of their assets outside the U.S.; or

- are linked to non-U.S. dollar currencies; or

- are organized under the laws of, or with principal offices in, another country

The fund may invest a portion of its assets in smaller companies. The fund considers smaller company stocks to be generally those with market capitalizations of less than $2 billion. Templeton may also invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Templeton, from time to time, may have significant investments in one or more countries or in particular sectors such as technology companies and financial institutions.

Depending upon current market conditions, Templeton generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Templeton may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments, Templeton applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers and analyzes various measures relevant to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL
--------------------------------------------------------------------------------

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- SMALLER COMPANIES
Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL
--------------------------------------------------------------------------------

- INVESTOR PROFILE
This fund may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International World Index (MSCIW Index), a widely recognized unmanaged index of market performance which includes companies representative of the market structure of 21 developed market countries in Europe, Latin America, and the Pacific Basin, weighted by capitalization. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

                                  (Bar Chart)

------------------------------------------------------------
CLASS A SHARES              QUARTER ENDED        RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-----------------------------------------------------------------------
                                            1 YEAR      LIFE OF FUND(2)
-----------------------------------------------------------------------
  Return before taxes                            %               %
-----------------------------------------------------------------------
  Return after taxes on
  distributions(3)                               %               %
-----------------------------------------------------------------------
  Return after taxes on distributions
  and sale of fund shares(3)                     %               %
-----------------------------------------------------------------------
  MSCIW Index (reflects no deduction
  for fees, expenses, or taxes)                  %               %
-----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior August 1, 2006, a different sub-adviser managed this fund, and it used different investment strategies. In addition, prior to May 29, 2004, another sub-adviser managed this fund, and it had different investment objective and used different investment strategies. The performance set forth for these periods is attributable to these previous sub-advisers. Prior to October 27, 2006, the fund was named TA IDEX Templeton Great Companies Global.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                      %
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                       %
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                 %
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                               %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.20% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
SHARE CLASS    1 YEAR    3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------
      I          $         $         $          $
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, CA 90025

   Templeton Investment Counsel, LLC
   500 E. Broward Blvd, Suite 2100
   Fort Lauderdale, FL 33394

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million...............................    0.35%
Over $500 million................................    0.30%

Templeton receives a portion of the sub-advisory fee based on the amount of assets that it manages as follows:

First $500 million..............................      0.40%
Over $500 million up to $1.5 billion............     0.375%
Over $1.5 billion...............................      0.35%

TIM receives the sub-advisory fee stated in this paragraph, less any amount paid to Templeton for its sub-advisory services.

PORTFOLIO MANAGERS:

GARY U. ROLLE, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

TINA SADLER, CFA, Vice President, Portfolio Manager and Research Analyst, joined Templeton in 1997 and currently has global research responsibilities for global wireless telecommunication services, small-cap telecommunications, as well as building and construction materials.

ANTONIO T. DOCAL, CFA, Senior Vice President, joined the Templeton organization in 2001. With more than 20 years of investment experience, Mr. Docal has research responsibility for the global chemical industry, as well as the telecommunications equipment sector. Prior to joining Templeton, Mr. Docal was Vice President and Director at Evergreen Funds in Boston, managing the Evergreen Latin America Fund and co-managing the Evergreen Emerging Markets Growth Fund and the Evergreen Global Opportunities Fund. Mr. Docal earned a B.A. in economics from Trinity College in Connecticut and an M.B.A. with concentrations in finance and international management from the Sloan School of Management at the Massachusetts Institute of Technology.

GARY MOTYL, CFA, President and Chief Investment Officer, Templeton Institutional Global Equities, manages several institutional mutual funds and separate account portfolios and has research responsibility for the global automobile industry. Mr. Motyl joined Templeton in 1981.

The Templeton organization has been investing globally since 1940.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report for the fiscal period ended October 31, 2006 and TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX PIMCO Real Return Tips is to seek maximum real return consistent with preservation of real capital and prudent investment management.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in Treasury Inflation Indexed Securities, also referred to as Treasury Inflation Protected Securities or "TIPS".

PIMCO invests, under normal circumstances, at least 80% of the fund's net assets in TIPS of varying maturities. Inflation protected indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI U) as the inflation measure. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2006 was __ years. Additional inflation protected investments may include inflation indexed bonds issued by agencies of the U.S. Government, government sponsored enterprises, non U.S. governments, U.S. corporations and foreign companies.

Other investments may include mortgage related securities, including stripped mortgage related securities; and other fixed-income securities, including corporate bonds and notes, asset backed securities, money market instruments; and derivative instruments and forward commitments relating to the above securities. For a discussion of these securities and others, please refer to the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund's total assets.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

WHAT IS DURATION?
Duration is a weighted measure of the length of time a bond portfolio will repay its principal and interest. It is a calculation of the percentage change in the portfolio's value if interest rates move up or down in 1% increments. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bonds.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON DIVERSIFIED FUND?
A "non diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer with the exception of U.S. government securities and agencies, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer with the exception of U.S. government securities and its agencies.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- INTEREST RATE RISK
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short term and long term interest rates do not necessarily move in the same amount or the same direction. Short term securities tend to react to changes in short term interest rates, and long term securities tend to react to changes in long term interest rates. Inflation protected debt securities may react differently

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation.

Inflation protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- TAX CONSEQUENCES
Adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the fund's gross income. Please see the section title "Shareholder Information Distribution and Taxes TA IDEX Real Return TIPS" in Shareholder Information.

- CPIU MEASUREMENT RISK
The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods services.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- ISSUER RISK
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- MORTGAGE RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK

The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Global Real U.S. TIPS Index (LBGR U.S. TIPS Index), a widely recognized unmanaged index of market performance which is comprised of U.S. Treasury Inflation Linked Index securities. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of (%)

                                 CLASS I SHARES
                               ------------------
(BAR GRAPH)

2005                                                                             2.23
2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                    -----
                                                    ---%
------------------------------------------------------------
  Worst Quarter:                   -----
                                                    ---%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes
                                                ---%       ------%
---------------------------------------------------------------------
 Return after taxes on distributions(3)
                                                ---%       ------%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)
                                                ---%       ------%
---------------------------------------------------------------------
 LBGR U.S. TIPS Index (reflects no deduction
 for fees, expenses, or taxes)
                                                ---%       ------%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                         CLASS I SHARES
-------------------------------------------------------------------------
 Management fees                                              ---%
 Distribution and service (12b-1) fees                         N/A
 Other expenses                                               ---%
-------------------------------------------------------------------------
                                                        ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
                                                              ---%
 EXPENSE REDUCTION(B)                                         0.00%
                                                        ------------------------------
 NET OPERATING EXPENSES
                                                              ---%
-------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.30% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
      I         $----   -$----    -$----     -$----
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.70%
Over $250 million up to $750 million.............    0.65%
Over $750 million................................    0.60%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   Pacific Investment Management Co LLC
   840 Newport Center Drive
   Newport Beach, California 92660

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.25%

PORTFOLIO MANAGER:

JOHN B. BRYNJOLFSSON, Managing Director of PIMCO and portfolio manager for this fund. He is co-author of Inflation-Protection Bonds and the co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities. He has twenty-one years of investment experience, and holds a bachelor's degree in physics and mathematics from Columbia College and an MBA in finance and economics from the MIT Sloan School of Management.

PIMCO has provided investment advisory services to various clients since 1971.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX'S Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                         CLASS I
                                  ---------------------
                                  For the Period Ended
                                       October 31,
                                  ---------------------
                                   2006      2005(d,g)
                                  -------   -----------
Net Asset Value, Beginning of
 Period                                        $10.45
Investment Operations:
 Net Investment Income (Loss)                    0.37
 Net Realized and Unrealized
   Gain (Loss)                                  (0.04)
                                  -------    --------
 Total Operations                                0.33
                                  -------    --------
Distributions:
 From Net Investment Income                     (0.36)
 From Net Realized Gains                        (0.17)
                                  -------    --------
   Total Distributions                          (0.53)
Net Asset Value, End of Period                 $10.25
                                  -------    --------

Total Return(c)                                  3.20%
Net Assets, End of Period
 (000's)                                     $295,966
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                        0.73%
   Total(f)                                      0.73%
 Net Investment Income (Loss) to
   Average Net Assets(a)                         3.60%
 Portfolio Turnover Rate(b)                       662%

---------------

(a) Annualized.

(b)  Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on March 1, 2003. The inception date of the fund's offering of share Class I was November 8, 2004.

TA IDEX JPMORGAN INTERNATIONAL BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX JPMorgan International Bond is to seek high total return by investing in high-quality, non-dollar denominated government and corporate debt securities of foreign issuers.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, J. P. Morgan Investment Management Inc. (JPMorgan), seeks to achieve this objective by investing at least 80% of the fund's assets in high-quality bonds (debt securities with outstanding maturities of at least one year, under normal market conditions. A bond is deemed to be "high-quality" if it has a rating of AA- or higher from Standard & Poor's Corporation ("S&P") or Aa3 or higher from Moody's Investors Service, Inc. ("Moody's") (or is an unrated security determined to be of comparable quality by the sub-adviser)). In the case of split-rated securities, the sub-adviser will apply the higher of the ratings from S&P, Moody's and any other nationally recognized rating agency when assigning credit ratings to the fixed-income securities in the portfolio. If the credit quality of an investment declines after initial purchase, the portfolio may continue to hold the investment at the discretion of the sub-adviser. Under normal market conditions, the fund will primarily invest in non-dollar-denominated government and corporate debt securities of issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries.

JPMorgan determines whether to buy and sell securities for the fund by using a combination of fundamental research and bond and currency valuation models, including:

- Economic/Political Fundamentals. JPMorgan evaluates each country's economic climate and political discipline for controlling deficits and inflation.

- Expected Return. Using economic forecasts, JPMorgan projects the expected return for each country.

- Relative Value. By contrasting expected risks and returns for investments in each country, JPMorgan selects those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies. The fund generally limits its use of hedging strategies that may minimize the effect of currency fluctuations. However, the fund may hedge up to 25% of its total assets into U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies.

The fund also may invest in options, futures contracts, options on futures contracts, and swap agreements, provided that such investments are in keeping with the fund's investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

TA IDEX JPMORGAN INTERNATIONAL BOND
--------------------------------------------------------------------------------

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.
- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- LIQUIDITY RISKS
Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it maybe unable to sell the illiquid securities at an advantageous time or price.

- FUTURES AND OPTIONS
Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation

- Illiquidity

Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

TA IDEX JPMORGAN INTERNATIONAL BOND
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the J.P. Morgan Government Bond U.S. unhedged, in USD (JPMGB Index), which is a
widely recognized unmanaged index of market performance that measures     . The
table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                               %             %
---------------------------------------------------------------------
 Return after taxes on distribution(3)             %             %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                            %             %
---------------------------------------------------------------------
 JPMGB Index (reflects no deduction for
 fees, expenses, or taxes)                         %             %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on December 6, 2005.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
 EXPENSE REDUCTION(B)                                               %
                                                           ------------------------------
 NET OPERATING EXPENSES                                             %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 0.75% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------------
 SHARE CLASS   1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------
      I          $          $            $            $
--------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.55%
Over $100 million up to $250 million.............    0.52%
Over $250 million up to $500 million.............    0.51%
Over $500 million up to $1 billion...............    0.50%
Over $1 billion..................................    0.47%

TA IDEX JPMORGAN INTERNATIONAL BOND
--------------------------------------------------------------------------------

SUB-ADVISER:

   J. P. Morgan Investment Management Inc.
   522 Fifth Avenue
   New York, NY 10036

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.20%
Over $100 million up to $250 million.............    0.17%
Over $250 million up to $500 million.............    0.16%
Over $500 million up to $1 billion...............    0.15%
Over $1 billion..................................    0.12%

PORTFOLIO MANAGER:

JON B. JONSSON, Vice President, is the head of Portfolio Management and lead portfolio manager for global short term and London broad market strategies, working with the macro team and sector teams to deliver account-specific portfolio strategy. An employee since 1998, Mr. Jonsson's team is responsible for the portfolio management of broad market, short duration and enhanced cash strategies. Previously he was a senior quantitative analyst responsible for preparing reports on relative value, conceiving and analyzing trade ideas, and designing analytical models supporting portfolio management strategies and decisions. He holds a B.S. in applied mathematics from University of Iceland and an M.S. with specialization in financial engineering from New York University's Stern School of Business.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX PIMCO Total Return is to seek maximum total return consistent with preservation of capital and prudent investment management.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in:

- Fixed-Income Securities

PIMCO invests, under normal circumstances, at least 65% of the fund's net assets in a diversified portfolio of fixed-income securities of varying maturities. The average duration of this fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. For a discussion of fixed-income securities, please see the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund's total assets.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

- ISSUER RISK
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBAG Index), a widely recognized unmanaged index of market performance which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The table shows average total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2006                                                                             0.00

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                         _             _%
------------------------------------------------------------
  Worst Quarter:                        _             _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                             _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions(3)          _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                          _ %           _ %
---------------------------------------------------------------------
 LBAG Index (reflects no deductions for
 fees, expenses or taxes)                        _ %           _ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                  _ %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                   -%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             _ %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                           _ %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.30% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------
      I         $ _      $  _      $  _        $  _
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................    0.675%
Over $250 million up to $750 million............     0.65%
Over $750 million...............................     0.60%

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

NOTE:  The advisory fees for this fund were recently reduced.

Prior to January 1, 2007, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.70%
Over $250 million up to $750 million.............    0.65%
Over $750 million................................    0.60%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   Pacific Investment Management Co LLC
   840 Newport Center Drive
   Newport Beach, California 92660

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.25%

PORTFOLIO MANAGERS:

PASI HAMALAINEN is responsible for the day-to-day management of the fund's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the fund.

PASI HAMALAINEN is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he has served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has twelve years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania.

PIMCO has provided investment advisory services to various clients since 1971.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[INSERT FINANCIAL HIGHLIGHTS]

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Flexible Income is to seek to provide as high a level of current income for distribution as is consistent with prudent investment, with capital appreciation as only a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing principally in:

- Fixed-Income Debt Securities and Cash or Cash Equivalents

The fund will generally invest at least 80% (at market value computed at the time of investment), and may invest all, of its assets in fixed-income debt securities and cash or cash equivalents. With respect to these investments:

1. At least 50% of the value of the fund's assets will be invested in (a) straight debt securities which have a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Moody's) (Aaa, Aa, A or
   Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB); (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody's Commercial Paper Division, Moody's, or A-1 or A-2 by S&P; or (d) cash or cash equivalents; (see Appendix B of this prospectus for a description of these ratings); and

2. Up to 50% of the value of the fund's assets may be invested in other straight debt securities which are not rated by Moody's or S&P or, if so rated, are not within the grades or ratings referred to above.

Ordinarily, the fund will purchase debt securities having call or refunding protection or securities which are not considered by the fund likely to be called or refunded in the near term, in order to preserve initial annual yields to the fund.

The fund's secondary objective of capital appreciation will be sought primarily through the investments described in the next paragraph. In addition, the fund may, incident to the sale of debt securities, realize capital gains.

The fund may invest not more than 20% of its total assets, at market value, in convertible debt securities, preferred stock, convertible preferred stock or in debt securities or preferred stock which carry warrants or other rights to purchase common stock or other equity securities. The fund may exercise any conversion rights or exercise warrants or other rights without regard to the foregoing 20% limitation or 80% requirement. Securities acquired upon conversion or upon exercise of warrants or other rights, or warrants or other rights remaining after the breakup of units or detachment may be retained. However, if as a result of exercising conversion, warrants or other rights, the fund's investments in common stock exceed 5% of its total assets, at market value, the fund will thereafter sell such common stock as is necessary to reduce its investments in common stock to 5% or less of its total assets at market value; provided sales may be made in an orderly manner to the end of avoiding an adverse effect on the price obtainable, and provided further the fund may continue to hold common stock in excess of the foregoing 5% limitation in order to establish a long term holding period for tax purposes. Sales of common stock to meet the foregoing limitation could be required at a time when, but for such limitation, they would not be made and could result in losses to the fund. The amount which the fund may invest in convertible debt securities, preferred stock, convertible preferred stock or in debt securities or preferred stock which carry warrants or other rights to purchase common stock or other equity securities will be reduced by the amount of its investments in common stock.

WHAT IS "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

SHORT TERM TRADING. The fund may use short term trading as a means of managing its portfolio to achieve its investment objectives. As used herein, "short term trading" means selling securities held for a relatively brief period of time, usually less than three months. Short term trading will be used by the fund primarily in two situations:

(a) Market Developments. A security may be sold to avoid depreciation in what the fund anticipates will be a market decline (a rise in interest rates), or a security may be purchased in anticipation of a market rise (a decline in interest rates) and later sold; and

(b) Yield Disparities. A security may be sold and another of comparable quality purchased at approximately the same time in order to take advantage of what the fund believes is a temporary disparity in the normal yield relationship between the two securities (a "yield disparity").

Short-term trading to take advantage of a yield disparity may be undertaken even if levels of interest rates remain unchanged. Yield disparities occur frequently for reasons not directly related to the investment quality of the respective issues or the general movement of interest rates, but may result from changes in the overall demand for or supply of various types of bonds, changes in the investment objectives or the cash requirements of investors, and the requirements of dealers to correct long or short inventory positions.

Short-term trading techniques will be used principally in connection with higher quality, non convertible debt securities, which are often better suited for short term trading because the market in such securities is generally of greater depth and offers greater liquidity than the market in debt securities of lower quality. It is anticipated that short term trading will be less applicable to any convertible securities which the fund may own, since such securities will usually be purchased when the fund believes that the market value of the underlying equity security is likely to appreciate over a period of time.

The fund will engage in short term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the appreciation potential or income of its portfolio. Whether any improvement will be realized by short

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

term trading will depend upon the ability of the fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short term trading such as that contemplated by the fund places a premium upon the ability of the fund to obtain relevant information, evaluate it promptly, and take advantage of its evaluations by completing transactions on a favorable basis. By virtue of short term trading, the fund may engage in greater buying and selling activity than investment companies which are not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short term trading.

The sub-adviser may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- ACTIVE TRADING
The fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs and generate a high level of taxable short term capital gains, both of which may negatively impact the fund's performance.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

- INVESTOR PROFILE
This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high yield/high risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers U.S. Government/Credit Index (LBGC), a widely recognized unmanaged index of market performance which is comprised of domestic fixed-income securities, including Treasury issues and corporate debt issues. This index consists of securities with maturities from one to ten year. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of (%)

                                 CLASS I SHARES
                               ------------------

(BAR GRAPH)

2005                                                                             1.90
2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                         _             _%
------------------------------------------------------------
  Worst Quarter:                        _             _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                             _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions(3)          _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                          _ %           _ %
---------------------------------------------------------------------
 LBGC Index (reflects no deduction for fees,
 expenses, or taxes)                             _ %           _ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

    NOTE: Prior to March 1, 2004, a different sub-adviser managed this fund, and it employed different investment policies. The performance set forth prior to that date is attributable to that sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

---------------------------------------------------------------------------
        ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average daily net assets)(a)
                                                           CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                 _ %
 Distribution and service (12b-1) fees                           N/A
 Other expenses                                                  _ %
---------------------------------------------------------------------------
                                                          ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            _ %
 EXPENSE REDUCTION(B)                                           0.00%
                                                          ------------------------------
 NET OPERATING EXPENSES                                          _ %
---------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.50% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
      I         $ _       $ _       $ _       $ _
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million..............................    0.775%
Over $100 million up to $250 million............     0.75%
Over $250 million up to $350 million............    0.675%
Over $350 million...............................    0.625%

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

NOTE:  The advisory fees for this fund were recently reduced.

Prior to January 1, 2007, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $100 million..............................     0.80%
Over $100 million up to $250 million............    0.775%
Over $250 million...............................    0.675%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of __ % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $250 million...............................    0.30%
Over $250 million up to $350 million.............    0.25%
Over $350 million................................    0.20%

NOTE:  The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $250 million...............................    0.30%
Over $250 million................................    0.25%,
less 50% of any amount reimbursed pursuant to the fund's
expense limitation

PORTFOLIO MANAGER:

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed-Income) Manager of TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Balanced. She also manages sub-advised funds and institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

PETER O. LOPEZ is Principal and Portfolio Manager at TIM. Mr. Lopez is the Co-Manager of TA IDEX Transamerica Flexible Income. He also manages institutional accounts in the Fixed Income discipline. Prior to joining TIM, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in Finance and Accounting from The University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez is a CFA Level III candidate.

BRIAN W. WESTHOFF, CFA, is Senior Securities Analyst at TIM. Mr. Westhoff is the Co-Manager of TA IDEX Transamerica Flexible Income. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, The Garvin Graduate School of International Management and received a B.S. in Business Administration from Drake University.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager's, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                         CLASS I
                                  ---------------------
                                  For the Period Ended
                                       October 31,
                                  ---------------------
                                   2006     2005(d,g)
                                  ------   ------------
Net Asset Value, Beginning of
 Period                                         $9.68
Investment Operations:
 Net Investment Income (Loss)                    0.44
 Net Realized and Unrealized
   Gain (Loss)                                  (0.36)
                                   ----      --------
   Total Operations                              0.08
                                   ----      --------
Distributions:
 From Net Investment Income                     (0.41)
 From Net Realized Gains                            -
                                   ----      --------
   Total Distributions                          (0.41)
Net Asset Value, End of Period                  $9.35
                                   ====      ========

Total Return(c)                                  0.85%
Net Assets, End of Period
 (000's)                                     $110,709
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                        0.85%
   Total(f)                                      0.85%
 Net Investment Income (Loss) to
   Average Net Assets(a)                         4.73%
 Portfolio Turnover Rate(b)                        58%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before waivers and reimbursements by the investment adviser.

(g) The inception date for the fund's offering of share Class I is November 8, 2004.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica High-Yield Bond is to seek a high level of current income with commensurate risk by investing in high-yield debt securities.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, AEGON USA Investment Management, LLC (AUIM), seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of:

- High-yield/high risk bonds (commonly known as "junk bonds")

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. However, the fund will not invest more than 10% of its assets in securities rated CCC or below (when a security is rated by several rating agencies, it will be considered "CCC" or below if half or more of these rating agencies so rate the security) or, if unrated, determined by AUIM to be of the comparable quality. If rated securities held by the fund are downgraded, AUIM will consider whether to continue to hold these securities.

Please see Appendix B for a description of bond ratings.

AUIM's strategy is to achieve yields as high as possible while managing risk. AUIM uses a "top down/bottom up" approach in managing the fund's assets. The "top down" approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund's portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.

WHAT IS "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

WHAT IS A "TOP DOWN" APPROACH?
When using a "top down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch High Yield Cash Pay Index (MLHYCP), a widely recognized unmanaged index of market performance that is a market value-weighted index of all domestic and Yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than Baaa3/BBB, but are not in default. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2005                                                                             3.24
2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                         _             _%
------------------------------------------------------------
  Worst Quarter:                        _             _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                           ___ %        ___ %
---------------------------------------------------------------------
  Return after taxes on distributions(3)        ___ %        ___ %
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                        ___ %        ___ %
---------------------------------------------------------------------
  MLHYCP Index (reflects no deduction for
  fees, expenses, or taxes)                     ___ %        ___ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------

There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                              CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 ___   %
 Distribution and service (12b-1) fees                           N/A
 Other expenses                                                  ___   %
----------------------------------------------------------------------------
                                                               -----------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            ___   %
 EXPENSE REDUCTION(B)                                           0.00   %
                                                              ------------------------------
 NET OPERATING EXPENSES                                          ___   %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.24% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of investing in other mutual funds It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    I         $___     $___      $___        $___
----------------------------------------------------

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $400 million..............................     0.59%
Over $400 million up to $750 million............    0.575%
Over $750 million...............................     0.55%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   AEGON USA Investment Management, LLC
   4333 Edgewood Road NE
   Cedar Rapids, Iowa 52499

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $400 million................................   0.28%
Over $400 million up to $750 million..............   0.25%
Over $750 million.................................   0.20%

PORTFOLIO MANAGERS:

DAVID R. HALFPAP, CFA
SENIOR VICE PRESIDENT -- PORTFOLIO MANAGER
IOWA STATE UNIVERSITY, BS 1974, Mr. Halfpap joined AUIM in 1975. He is responsible for formulating and directing portfolio strategy and management for TA IDEX Transamerica High-Yield Bond, the fixed income portfolio of the AEGON USA Inc. Pension Trust and AEGON Financial Partners. He is a member of the Portfolio Managers Group and the Pension Investment Policy Committee with asset management experience spanning equities, high yield bonds and investment grade corporate bonds. Mr. Halfpap is a member of the CFA Institute and a former director of the Iowa Society of the Institute.

BRADLEY J. BEMAN, CFA, CPA
SENIOR VICE PRESIDENT, DIRECTOR-HIGH YIELD
UNIVERSITY OF NORTHERN IOWA, BA 1987; UNIVERSITY OF IOWA, MBA 1991, Mr. Beman joined AUIM in 1988 after working in various capacities with AEGON USA and Life Investors. Prior to his current role, Mr. Beman held various investment responsibilities ranging from Fixed Income Analyst to Director of Credit Research. Mr. Beman currently manages the Public High Yield Portfolio and is co-portfolio manager of TA IDEX Transamerica High-Yield Bond. He also provides oversight for additional asset classes within the Public Fixed Income area.

AUIM has provided investment advisory services to various clients since 1989.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                         CLASS I
                                  ---------------------
                                  For the Period Ended
                                       October 31,
                                  ---------------------
                                   2006     2005(d,g)
                                  ------   ------------
Net Asset Value, Beginning of
 Period                                        $9.39
Investment Operations:
 Net Investment Income (Loss)                   0.59
 Net Realized and Unrealized
   Gain (Loss)                                 (0.37)
                                   ----      -------
 Total Operations                               0.22
                                   ----      -------
Distributions:
 From Net Investment Income                    (0.59)
 From Net Realized Gains                           -
                                   ----      -------
   Total Distributions                         (0.59)
Net Asset Value, End of Period                 $9.02
                                   ----      -------

Total Return(c)                                 2.33%
 Net Assets, End of Period
   (000's)                                   $40,860
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                       0.66%
   Total(f)                                     0.66%
 Net Investment Income (Loss) to
   Average Net Assets(a)                        6.60%
 Portfolio Turnover Rate(b)                       71%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The inception date for the fund's offering of share Class I is November 8, 2004.

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Short-Term Bond is to seek a high level of income consistent with minimal fluctuation in principal value and liquidity.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing in a diversified portfolio as follows:

- short-term and intermediate-term investment-grade corporate obligations

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- mortgage-backed securities.

TIM may also invest in bank obligations, collateralized mortgage obligations, foreign securities and hybrids. Normally, the fund will invest at least 80% of its net assets in bonds.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
Investors who seek a low-cost, broadly-diversified, fixed-income investment to balance the risks of a portfolio containing stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch U.S. Corporate and Government 1-3 year (MLGC Index), an unmanaged index trading short-term U.S. government securities and short-term domestic investment grade corporate bonds with maturities between 1 and 2.99 years. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of (%)

                                 CLASS I SHARES
[BAR GRAPH]                    ------------------

2005                                                                             1.29
2006                                                                             0.00

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                         _              _%
------------------------------------------------------------
  Worst Quarter:                        _              _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                             _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions(3)          _ %           _ %
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                          _ %           _ %
---------------------------------------------------------------------
 MLGC Index (reflects no deduction for fees,
 expenses, or taxes)                             _ %           _ %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                  _ %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                   _ %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             _ %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                           _ %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses excluding any distribution and service (12b-1) fee), exceed 0.85% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.85%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------
      I         $ _       $  _        $  _         $  _
----------------------------------------------------------

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.65%
Over $250 million up to $500 million............     0.60%
Over $500 million up to $1 billion..............    0.575%
In excess of $1 billion.........................     0.55%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of _ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $250 million..............................     0.25%
Over $250 million up to $500 million............     0.20%
From $500 million up to $1 billion..............    0.175%
Over $1 billion.................................     0.15%

PORTFOLIO MANAGERS:

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC ("TIM"). Ms. Hu is Head of Fixed Income Investments at TIM. She manages mutual funds, sub-advised funds and institutional separate accounts in the fixed income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

GREG D. HAENDEL, CFA, is Senior Securities Analyst and Lead Manager of the Short Duration and Money Market Products at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as Fixed Income Intern for Lehman Brithers in London, as a mortgage-Backed Portfolio Manager for Co-Bank in Colorade, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from the Anderson School at UCLA and received a B.A. in Economics from Amherst College.

DEREK S. BROWN, CFA, is Portfolio Manager at TIM. Mr. Brown manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                           CLASS I
                                  -------------------------
                                    For the Period Ended
                                         October 31,
                                     2006        2005(d,g)
                                  -----------   -----------
Net Asset Value, Beginning of
  Period                                           $10.00
Investment Operations:
  Net Investment Income (Loss)                       0.28
  Net Realized and Unrealized
    Gain (Loss)                                     (0.22)
                                   --------      --------
    Total Operations                                 0.06
                                   --------      --------
Distributions:
  From Net Investment Income                        (0.27)
  From Net Realized Gains                               -
                                   --------      --------
    Total Distributions                             (0.27)
Net Asset Value, End of Period                      $9.79
                                   --------      --------

Total Return(c)                                      0.49%
Net Assets, End of Period
  (000's)                                        $174,302
Ratios/Supplemental Data:
  Ratio of Expenses to Average
    Net Assets(a)
    Net(e)                                           0.71%
    Total(f)                                         0.71%
  Net Investment Income (Loss)
    to Average Net Assets(a)                         2.92%
Portfolio Turnover Rate(b)                            153%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------

The objective of TA IDEX Van Kampen Emerging Markets Debt is to seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------

The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks to achieve the fund's objective by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

The sub-adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The sub-adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform.

In selecting securities, the sub-adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including
(i) spread duration; (ii) real interest rates; and (iii) liquidity. The fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The sub-adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the fund from overvalued currencies or to take advantage of undervalued currencies. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. An issuer is located in an emerging market country if:

- its principal securities trading market is in an emerging market country;

- alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets; or

- it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.

The fund may also invest up to 25% of its assets in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests in a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to a greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- FOREIGN SECURITIES
Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks. For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the fund's securities are not denominated.


- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed-income securities in emerging markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the J.P. Morgan Emerging Markets Bond Index (EMBI Global), an unmanaged index tracking total returns for external currency denominated debt instruments of emerging markets. The table shows average annual total returns for Class I Shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2005                                                                             10.13
2006                                                                              0.00

-----------------------------------------------------------
CLASS I SHARES               QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:                        _            _ %
-----------------------------------------------------------
  Worst Quarter:                       _            _ %
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes
                                                ---%       ------%
---------------------------------------------------------------------
  Return after taxes on distributions(3)
                                                ---%       ------%
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)
                                                ---%       ------%
---------------------------------------------------------------------
  EMBI Global Index (reflects no deduction
  for fees, expenses, or taxes)
                                                ---%       ------%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                  ---%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                   ---%
---------------------------------------------------------------------------
                                                             ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
                                                                  ---%
 EXPENSE REDUCTION(b)                                            0.00%
                                                             ------------------------------
 NET OPERATING EXPENSES
                                                                  ---%
---------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.15% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    I         $----   -$----    -$----      $-----
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.95%
Over $250 million up to $500 million.............    0.85%
Over $500 million................................    0.80%

NOTE:  The advisory fees for this fund were recently reduced.

Prior to January 1, 2007, TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.95%
Over $250 million up to $500 million.............    0.90%
In excess of $500 million........................    0.80%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.45%
Over $250 million................................    0.35%

NOTE:  The sub-advisory fees for this fund were recently reduced.

Prior to January 1, 2007, the sub-adviser received the following compensation from TFAI, expressed as a specified percentage of the fund's average daily net assets:

First $250 million...............................    0.45%
From $250 million to $500 million................    0.40%
Over $500 million................................    0.35%

PORTFOLIO MANAGERS:

The fund is managed by the Van Kampen's Emerging Market Debt team. Current members of the team include Abigail L. McKenna (Managing Director), Eric J. Baurmeister (Executive Director), and Federico L. Kaune (Executive Director).

ABIGAIL L. MCKENNA, who is the Emerging Markets Debt team's lead portfolio manager, has worked for Van Kampen since 1996 and has been managing the fund since its inception in November 2004.

ERIC J. BAURMEISTER has worked for Van Kampen since 1997 and has been managing the fund since its inception in November 2004.

FEDERICO L. KAUNE has worked for Van Kampen since 2002 and has been managing the fund since its inception in November 2004.

Van Kampen has provided investment advisory services to various clients since 1935.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from financial statements audited by _______________________ , whose report, along with the fund's financial statements, is included in the 2006 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                        CLASS I
                                  --------------------
                                  For the Period Ended
                                      October 31,
                                  --------------------
                                  2006     2005(d,g)
                                  -----   ------------
Net Asset Value, Beginning of
 Period                                      $10.00

Investment Operations:
 Net Investment Income (Loss)                  0.49
 Net Realized and Unrealized
   Gain (Loss)                                 0.45
                                  ----      -------
   Total Operations                            0.94
                                  ----      -------
Distributions:
 From Net Investment Income                   (0.49)
 From Net Realized Gains                         --
                                  ----      -------
   Total Distributions                        (0.49)
Net Asset Value, End of Period               $10.45
                                  ====      =======

Total Return(c)                                9.36%
Net Assets, End of Period
 (000's)                                   $136,022
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                                      1.07%
   Total(f)                                    1.07%
 Net Investment Income (Loss) to
   Average Net Assets(a)                       4.91%
Portfolio Turnover Rate(b)                       67%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any).

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund commenced operations on November 8, 2004.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Balanced is to seek long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing principally 60% to 70% of the fund's total assets in common stocks with the remaining 30% to 40% of the fund's assets primarily invested in high quality bonds with maturities of less than 30 years. TIM may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the fund to be flexible in managing the fund's assets. At times, TIM may shift portions held in bonds and stocks according to business and investment conditions. However, at all times the fund will hold at least 25% of its assets in non-convertible fixed-income securities.

To achieve its goal the fund invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. TIM's equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds that TIM considers of good credit quality purchased at favorable prices.

TIM uses a "bottom up" approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The fund is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in TIM's opinion.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

EQUITY INVESTMENTS -- TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting free cash flows and determining earnings potential, we use multiple factors such as:

- the quality of the management team;

- the company's ability to earn returns on capital in excess of the cost of capital;

- competitive barriers to entry; and

- the financial condition of the company.

TIM takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

FIXED-INCOME INVESTMENTS -- TIM's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily and negotiates each trade.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks may include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small and medium sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term total returns that balance capital growth and current income.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Lehman Brothers U.S. Government/Credit Index (LBGC Index), which is comprised of domestic fixed-income securities, including Treasury issues and corporate debt issues. Each index is a widely recognized unmanaged index of market performance. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

[BAR CHART]

2006                                                                             0.00

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                             LIFE OF
                                                 1 YEAR      FUND(2)
---------------------------------------------------------------------
  Return before taxes                                 %           %
---------------------------------------------------------------------
  Return after taxes on distribution(3)               %           %
---------------------------------------------------------------------
  Return after taxes on distributions and sale
  of fund shares(3)                                   %           %
---------------------------------------------------------------------
  S&P 500 Index                                       %           %
---------------------------------------------------------------------
  LBGC Index (reflects no deduction for fees,
  expenses, or taxes)                                 %           %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as 401(k) plans. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS OF SHARES
                                                                   I
-----------------------------------------------------------------------------
 Management fees                                                    %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                     %
-----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                               %
 EXPENSE REDUCTION(B)                                               %
                                                           ------------------
 NET OPERATING EXPENSES                                             %
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.45% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------
    I         $          $          $         $
----------------------------------------------------

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............     0.75%
Over $500 million up to $1.5 billion............     0.70%
Over $1.5 billion...............................    0.625%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.35%
Over $250 million up to $500 million............    0.325%
Over $500 million up to $1.5 billion............     0.30%
Over $1.5 billion...............................     0.25%
less 50% of any amount reimbursed pursuant to the fund's
expense limitation.

PORTFOLIO MANAGERS:

GARY U. ROLLE, CFA, Principal, Managing Director and Chief Investment Officer at TIM, is the Lead Equity Manager of the fund. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed-Income) Manager of TA IDEX Transamerica Balanced, TA IDEX Transamerica Value Balanced, and TA IDEX Transamerica Flexible Income. She also manages sub-advised institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Value Balanced is preservation of capital and competitive investment returns.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing fund assets principally in:

- income-producing common and preferred stocks

- debt obligations of U.S. issuers, some of which will be convertible into common stocks

- U.S. Treasury bonds, notes and bills

- money market instruments

- covered call options & put options

In selecting stocks, TIM focuses on quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 (R) Value Index, a widely recognized unmanaged index of market performance.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

TIM will seek to enhance returns in rising stock markets by increasing its allocation to equity, then seek to protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market instruments. However at all times the fund will hold at least 25% of its assets in non-convertible fixed-income securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates; the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity; the longer the duration, the more vulnerable the value of a fixed-income is to fluctuations in interest rates

- issues defaulting on their obligations to pay interest or return principal

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Russell 1000 (R) Value Index (primary benchmark), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, and the Lehman Brothers Aggregate Bond Index (LBAG), which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
(BAR CHART)                    ------------------

2006                                                                             0.00

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                         %
------------------------------------------------------------
  Worst Quarter:                                        %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                         1 YEAR      LIFE OF FUND(2)
---------------------------------------------------------------------
 Return before taxes                          %                %
---------------------------------------------------------------------
 Return after taxes on
 distributions(3)                             %                %
---------------------------------------------------------------------
 Return after taxes on distributions
 and sale of fund shares(3)                   %                %
---------------------------------------------------------------------
 Russell 1000 (R) Value Index
 (reflects no deduction for fees,
 expenses, or taxes)                          %                %
---------------------------------------------------------------------
 LBAG (reflects no deduction for
 fees, expenses, or taxes)                    %                %
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 15, 2005.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                     %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                      %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                %
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                              %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.20% of average daily net assets, excluding certain extraordinary expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------
      I         $         $         $          $
------------------------------------------------------

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million up to $1 billion...............    0.65%
Over $1 billion..................................    0.60%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $500 million...............................    0.35%
Over $500 million up to $1 billion...............    0.325%
Over $1 billion..................................    0.30%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

JOHN C. RIAZZI, CFA (Lead Equity Portfolio Manager), is Chief Executive Officer, Principal, Managing Director and Portfolio Manager at TIM. Mr. Riazzi manages sub-advised funds and separate accounts in the value discipline. Prior to joining TIM in 2001, he was President and Chief Investment Officer for Dean Investment Associates. Mr. Riazzi holds a B.A. in economics from Kenyon College.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed Income) Manager of TA IDEX Transamerica Balanced, TA IDEX Transamerica Value Balanced, and TA IDEX Transamerica Flexible Income. She also manages sub-advised institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Money Market is to seek maximum current income from money market securities with liquidity and preservation of principal.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments:

- short-term corporate obligations, including commercial paper, notes and bonds

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

- repurchase agreements involving any of the securities mentioned above:

TIM also seeks to maintain a stable net asset value of $1.00 per share by:

- investing in securities which present minimal credit risk; and

- maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
This fund is subject to the following principal investment risks:

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
To the extent the fund invests in foreign securities, it is subject to changing political and economic climates and potentially less liquidity.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns and its performance since inception. The table shows average annual total returns for Class I shares of the fund. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 (%)

                                 CLASS I SHARES
                               ------------------

                                  [BAR GRAPH]

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TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

2006                                                 0.00

7 Day Yield(1) (as of October 31, 2006) Class A =  ___ %

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                         _              _%
------------------------------------------------------------
  Worst Quarter:                        _              _%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(2)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(3)
---------------------------------------------------------------------
 Return before taxes                             _ %           _ %
---------------------------------------------------------------------

(1) Call Customer Service (1-888-233-4339) for the current 7 day yield.
(2) Actual returns may depend on the investor's individual tax situation.
(3) Class I commenced operations on November 15, 2005.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                  _ %
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                   _ %
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             _ %
 EXPENSE REDUCTION(B)                                             _ %
                                                           ------------------------------
 NET OPERATING EXPENSES                                           _ %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.48% of average daily net assets, excluding certain extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.48%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------
      I         $ _        $ _         $ _         $ _
----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

0.40%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of ___ % of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, California 90025

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

0.15%

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

FINANCIAL HIGHLIGHTS:

[FINANCIAL HIGHLIGHTS TO COME]

                                       152
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SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX's Board of Trustees is responsible for managing the business affairs of TA IDEX. The Board oversees the operation of TA IDEX by its officers. It also reviews the management of each fund's assets by TFAI and investment sub-advisers. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund's sub-adviser. The investment adviser also monitors the sub-adviser's buying and selling of portfolio securities and administration of the funds. For these services, TFAI is paid an investment advisory fee. This fee is calculated on the average daily net assets of each fund, and is paid at the rate previously shown in this prospectus.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC- 23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

CLASS I SHARES

PURCHASE AND REDEMPTION OF SHARES

Class I shares of the Funds in this prospectus are currently offered for investment only to the following TA IDEX funds of funds: TA IDEX Asset Allocation - Conservative Portfolio; TA IDEX Asset Allocation - Growth Portfolio; TA IDEX Asset Allocation - Moderate Growth Portfolio; TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Multi-Manager International and TA IDEX Multi-Manager Alternative Strategies Fund, and the following funds of funds of AEGON/Transamerica Series Trust (ATST): ATST Asset Allocation - Conservative Portfolio; ATST Asset Allocation - Growth Portfolio; ATST Asset
Allocation - Moderate Growth Portfolio, ATST Asset Allocation - Moderate Portfolio and ATST International Moderate Growth Fund. Shares of the Funds may be made available to other investors in the future.

FEATURES AND POLICIES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all funds is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New

                                       153
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--------------------------------------------------------------------------------

Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Orders for shares of the asset allocation funds mentioned above that invest in Class I shares of the funds and corresponding orders for the Class I shares of the funds are priced on the same day when orders for shares of the asset allocation funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the asset allocation funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding Class I shares of the funds on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which they reasonably determine to be in connection with market timing or excessive trading.

However, because the shares of the funds are sold only to certain asset allocation funds, the funds' policies and procedures to discourage market timing or excessive trading are enforced by the asset allocation funds rather than the funds. Additional information about such policies and procedures are available in the prospectus of the asset allocation funds. Furthermore, reallocations in the funds by an asset allocation fund in furtherance of a portfolio's investment objective are not considered to be market timing or excessive trading.

                                       154
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SECTION B -- SHAREHOLDER INFORMATION
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ASSET ALLOCATION FUNDS

The TA IDEX and ATST funds of funds discussed above that invest in the TA IDEX funds may own a significant portion of the shares of a TA IDEX fund. Transactions by a fund of funds may be disruptive to an underlying TA IDEX fund.

INVESTMENT POLICY CHANGES

TA IDEX American Century Large Company Value, TA IDEX Bjurman, Barry Micro Emerging Growth, TA IDEX Transamerica Equity, TA IDEX BlackRock Large Cap Value, TA IDEX UBS Large Cap Value, TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Oppenheimer Small- & Mid-Cap Value, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Van Kampen Mid-Cap Growth, TA IDEX Van Kampen Small Company Growth, TA IDEX Evergreen International Small Cap, TA IDEX JPMorgan International Bond, TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Transamerica Science & Technology, TA IDEX MFS International Equity, TA IDEX PIMCO Real Return TIPS, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica High-Yield Bond, TA IDEX Transamerica Short-Term Bond, and TA IDEX Van Kampen Emerging Markets Debt, as part of each fund's investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain investments as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect. Although other funds described in this prospectus have an 80% investment policy, they are not required to give 60-days notice in case of a change.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed at any time by TA IDEX's Board of Trustees without shareholder approval.

To the extent authorized by law, TA IDEX and the each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

DISTRIBUTION OF SHARES

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears expenses of offering these shares to the public.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. ("TCI") (an affiliate of TFAI, TIM and AFSG), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the asset allocation funds that invest in the funds or render investor services to asset allocation fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the asset allocation funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the funds, do not result in increased expenses, are not reflected in the fees and expenses section of this prospectus and are described in more detail in the prospectus of the funds of funds.

DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

The funds will distribute all or substantially all of their net investment income and net capital gains to their shareholders each year. Although the funds will not have to pay income tax on amounts they distribute to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If the funds declare a dividend in October, November, or December but pay it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from the funds, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by a fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax rate brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The funds will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of the funds before they make a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

                                       155
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SECTION B -- SHAREHOLDER INFORMATION
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Investors who invest through tax-deferred accounts, such as IRAs, 403(b)
accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and tax-deferred account investors should consult their tax advisers regarding their investments in a tax-deferred account.

TAXES ON THE SALE OF SHARES

If shares of a fund are sold for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

If more than 50% of the value of the total assets of a fund consists of stock or securities of foreign corporations at the close of a taxable year, the fund may elect to treat certain foreign taxes paid by them as paid by their shareholders. If a fund makes this election, the amount of the foreign taxes paid by the fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and its shareholders will be entitled either (a) to credit their proportionate amounts of the foreign taxes paid by the fund against their federal income tax liabilities, or (b) to deduct their proportionate amounts from their federal taxable income under certain circumstances.

WITHHOLDING TAXES

As with all mutual funds, the funds may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investment made in shares of the TA IDEX funds. More information is provided in the SAI of the funds. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the funds.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI of the funds, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 ("1940 Act") classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All the funds (except TA IDEX Clarion Global Real Estate Securities, TA IDEX Legg Mason Partners All Cap, TA IDEX Transamerica Science & Technology, TA IDEX Evergreen Health Care, TA IDEX JPMorgan International Bond, TA IDEX PIMCO Real Return TIPS and TA IDEX Van Kampen Emerging Markets Debt) qualify as diversified funds under the 1940 Act.

TA IDEX Clarion Global Real Estate Securities, TA IDEX Legg Mason Partners All Cap, TA IDEX Transamerica Science & Technology, TA IDEX Evergreen Health Care, TA IDEX JPMorgan International Bond, TA IDEX PIMCO Real Return TIPS and TA IDEX Van Kampen Emerging Markets Debt, each reserves the right to become a diversified investment company (as defined by the 1940 Act).

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund's investments in the fund will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks generally come with a promise to pay a stated dividend, their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)

INVESTING IN CONVERTIBLES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poor's Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be

                                   APPENDIX A-1
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before a transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

- DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon,

                                   APPENDIX A-2

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher

                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

Some funds invest in "Fixed-Income Instruments," which as used in the relative fund's prospectus include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities and event-linked bonds;

- loan participations and assignments;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value;

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise;

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates;

- issuers defaulting on their obligations to pay interest or return principal.

Some funds may invest in derivatives based on Fixed-Income Instruments.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN DISTRESSED SECURITIES

Certain funds may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

- ZERO COUPON SECURITIES. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

- VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments are securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

- CREDIT ENHANCEMENT. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. A fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value;

- risks relating to general and local economic conditions;

- over-building;

- increased competition for assets in local and regional markets;

- increases in property taxes;

- increases in operating expenses or interest rates;

- change in neighborhood value or the appeal of properties to tenants;

- insufficient levels of occupancy;

- inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

INVESTING IN REITS

Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTING IN OTHER INVESTMENT COMPANIES

To the extent that an underlying fund of an asset allocation fund invests in other investment companies, including exchange-traded funds, it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

INVESTING IN EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INVESTING IN SYNDICATED BANK LOANS

Certain funds may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

INVESTING IN SPECIAL SITUATIONS

Certain funds may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event;

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

TAX EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage certain of the fund in a tax efficient manner. Each relevant fund seeks to minimize capital gains distributions through its investment strategy. To do so, sub-advisers generally seek to follow the following strategies:

(1) Whenever the manager intends to make a sale, the manager will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss that can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the manager looks for short term losses to take to offset the income. In either case, the manager tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee a fund's attempt to manage the portfolio in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

                                   APPENDIX A-6

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

IPOS

IPOs are subject to specific risks which include:

- high volatility;

- no track record for consideration;

- securities may be illiquid;

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INTERNET OR INTRANET SECTOR RISK

Certain funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own or, if a fund does not own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.

SWAPS AND SWAP-RELATED PRODUCTS

A fund's sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

- COMMODITY SWAPS. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

- INTEREST RATE SWAPS. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its

                                   APPENDIX A-7

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

ILLIQUID AND RESTRICTED/144A SECURITIES

Certain funds may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a fund could, however, adversely affect the marketability of such security and the fund might be unable to dispose of such security promptly or at reasonable prices.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds' SAI.

                                   APPENDIX A-8

APPENDIX B

BOND RATINGS
--------------------------------------------------------------------------------

                                  BOND RATINGS
                                   APPENDIX B

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB, B, and   Predominantly speculative with respect to the issuer's
                                      CC, CC, C    capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B-1

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a Transamerica IDEX Mutual Fund in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

BOTH THE INVESTMENT RETURNS AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE OVER TIME SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
                    P.O. Box 9012, Clearwater, FL 33758-9012
             Distributor: AFSG Securities Corporation, Member NASD


      Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                P.O. Box 219945
                           Kansas City, MO 64121-9945


ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2007, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

[TRANSAMERICA IDEX MUTUAL FUNDS GRAPHIC]
Prospectus for Class R Share Funds

March 1, 2007

      Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.

      Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY. MAY LOSE VALUE.

NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK, BANK AFFILIATE, OR CREDIT UNION.
--------------------------------------------------------------------------------

                       TA IDEX CLASS R SHARES PROSPECTUS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

SECTION A -- FUND DESCRIPTIONS
         TA IDEX Asset Allocation - Conservative
              Portfolio................................    2
         TA IDEX Asset Allocation - Moderate
              Portfolio................................    6
         TA IDEX Asset Allocation - Moderate Growth
              Portfolio................................   10
         TA IDEX Asset Allocation - Growth Portfolio...   14

SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS...
                                                          18

SECTION C -- SHAREHOLDER INFORMATION
         Regulatory Proceedings........................   23
         Investment Adviser............................   23
         Buying Shares.................................   23
         Opening an Account and Purchasing Shares......   24
         Selling Shares................................   24
         Exchanging Shares.............................   24
         Features and Policies.........................   24
         Pricing of Shares.............................   25
         Distribution of Shares........................   25
         Other Distribution or Service Arrangements....   26
         Underwriting Agreement........................   27
         Distributions and Taxes.......................   27
         Investment Policy Changes.....................   27
         Appendix A - Explanation of Strategies and
              Risks....................................  A-1

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds, including TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio and TA IDEX Asset Allocation - Conservative Portfolio (individually the "Fund" and collectively, the "Funds"). Please read this prospectus, which relates to Class R shares of the Funds only, carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) of the Funds.

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND

In this prospectus, you will see references like the ones below. These references let you know at a glance the subject of the nearby paragraphs. The references serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the Fund's investment objective? Learn about the Fund's goal or objective. The Board of Trustees of TA IDEX may change the Fund's investment objective without shareholder approval. As with any investment, there can be no guarantee that the Fund will achieve its investment objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the Fund go about trying to meet its goal? Read about the types of investments the Fund contains and what style of investment philosophy it employs.

(ICON)
LIST OF UNDERLYING FUNDS
What are the underlying funds in which the Fund may invest. See the list of all underlying funds.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the Fund? Find out what type of risks are associated with the Fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the Fund?

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the Fund? Learn about the Fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the Fund and how much are they paid? See information about the Fund's investment adviser and portfolio construction manager, as well as the fees paid to them.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Conservative Portfolio is to seek current income and preservation of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 35% of assets in equities, 55% of assets in bonds, and 10% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX BlackRock Global Allocation

  - TA IDEX BlackRock Large Cap Value

  - TA IDEX BlackRock Natural Resources

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J.P. Morgan Mid Cap Value

  - TA IDEX Legg Mason Partners Investors Value

  - TA IDEX Loomis Sayles Bond

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mellon Market Neutral Strategies

  - TA IDEX MFS International Equity

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Templeton Transamerica Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Science & Technology

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Dynamic Alpha

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Team allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small- and medium-sized companies, as well as investments in growth stocks.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------


- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.
YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek to preserve capital.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing you how the Fund's performance has varied from year to year, and how the Fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBAG), a widely recognized unmanaged index of market performance which is composed of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years, and the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index) (secondary), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             20.22
2004                                                                              9.19
2005                                                                              3.76
2006

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                              %           %
--------------------------------------------------------------------
    Return after taxes on distributions(3)           %           %
--------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)                           %           %
--------------------------------------------------------------------
  LBAG (reflects no deduction for fees,
  expenses, or taxes)                                %           %
--------------------------------------------------------------------
  Wilshire 5000 Index (secondary) (reflects
  no deduction for fees, expenses, or taxes)         %           %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (loads) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Acquired Fund Fees and Expenses (fees and expenses of
 underlying funds)(c)
 Other expenses                                                  %
----------------------------------------------------------------------
                                                              -------
 TOTAL ANNUAL FUND OPERATING EXPENSES(c)                         %
 EXPENSE REDUCTION(b)                                          0.00%
                                                              -------
 NET OPERATING EXPENSES(c)                                       %
----------------------------------------------------------------------

(a) Annual fund operating expenses are based on the Fund's expenses for the fiscal year ended October 31, 2006, restated to reflect fees and estimated expenses of Class R shares.
(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse Fund expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the funds of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(c) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $        $         $           $
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2006, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The Fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the Fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2007.

[Add Financial Highlights]

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Moderate Portfolio is to seek capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 50% of assets in equities, 45% of assets in bonds, and 5% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, global markets' current valuations, and historical performance and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX BlackRock Global Allocation

  - TA IDEX BlackRock Large Cap Value

  - TA IDEX BlackRock Natural Resources

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J.P. Morgan Mid Cap Value

  - TA IDEX Legg Mason Partners Investors Value

  - TA IDEX Loomis Sayles Bond

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mellon Market Neutral Strategies

  - TA IDEX MFS International Equity

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Templeton Transamerica Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Science & Technology

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Dynamic Alpha

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION

The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FIXED-INCOME SECURITIES

Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

- FOREIGN SECURITIES

Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.
DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.
- INVESTOR PROFILE
This Fund may be appropriate for investors who seek capital appreciation and can tolerate some market volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing you how the Fund's performance has varied from year to year and how the Fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index (LBAG) (secondary), which is composed of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. Each is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             23.02
2004                                                                             10.35
2005                                                                              5.35
2006

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                              %         %
--------------------------------------------------------------------
    Return after taxes on distributions(3)           %         %
--------------------------------------------------------------------
    Return after taxes in distributions and
    sales of fund shares(3)                          %         %
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses, or taxes)                      %         %
--------------------------------------------------------------------
  LBAG (secondary) (reflects no deduction for
  fees, expenses, or taxes)                          %         %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Acquired Fund Fees and Expenses (fees and expenses of
 underlying funds)(c)
 Other expenses                                                  %
----------------------------------------------------------------------
                                                              -------
 TOTAL ANNUAL FUND OPERATING EXPENSES(c)                         %
 EXPENSE REDUCTION(b)                                          0.00%
                                                              -------
 NET OPERATING EXPENSES(c)                                       %
----------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006, restated to reflect fees and estimated expenses of Class R shares.
(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse Funds expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the funds of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(c) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $        $         $           $
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2006, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996, and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst,

TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2007.

[Add Financial Highlights]

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Moderate Growth Portfolio is to seek capital appreciation with current income as a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to adjust its investments in underlying TA IDEX funds to achieve a mix over time of approximately 70% of assets in equities, 25% of assets in bonds, and 5% of assets in cash, cash equivalents, or other money market instruments. These percentages may vary at different times.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX BlackRock Global Allocation

  - TA IDEX BlackRock Large Cap Value

  - TA IDEX BlackRock Natural Resources

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J.P. Morgan Mid Cap Value

  - TA IDEX Legg Mason Partners Investors Value

  - TA IDEX Loomis Sayles Bond

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mellon Market Neutral Strategies

  - TA IDEX MFS International Equity

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Templeton Transamerica Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Science & Technology

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Dynamic Alpha

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the Fund to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------


- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.
YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek capital appreciation with a longer-term time horizon and can tolerate some market volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing you how the Fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index
(LBAG) (secondary), which is composed of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             25.91
2004                                                                             10.76
2005                                                                              7.09
2006

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                       %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                              %           %
--------------------------------------------------------------------
    Returns after taxes on distributions(3)          %           %
--------------------------------------------------------------------
    Returns after taxes on distribution and
    sale of fund shares(3)                           %           %
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses, or taxes)                      %           %
--------------------------------------------------------------------
  LBAG (secondary) (reflects no deduction for
  fees, expenses, or taxes)                          %           %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local tax.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Acquired Fund Fees and Expenses (fees and expenses of
 underlying funds)(c)
 Other expenses                                                    %
----------------------------------------------------------------------
                                                              --------
 TOTAL ANNUAL FUND OPERATING EXPENSES(c)                           %

 EXPENSE REDUCTION(b)                                          0.00%
                                                              --------
 NET OPERATING EXPENSES(c)                                         %
----------------------------------------------------------------------

(a) Annual fund operating expenses are based on the Fund's expenses for the fiscal year ended October 31, 2006, restated to reflect fees and estimated expenses of Class R shares.

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse Fund expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the funds of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.

(c) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $        $         $           $
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2005, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's

TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the Fund.

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2007.

[Add Financial Highlights]

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Asset Allocation - Growth Portfolio is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The Fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying mutual funds ("underlying funds").

- Under normal market conditions, it expects to invest primarily in underlying TA IDEX funds that expect to invest primarily in equities. The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, historical performance, global markets' current valuations, and other global economic factors.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund expects to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

(ICON)
LIST OF UNDERLYING FUNDS
---------------------------------------------------------
This section lists the underlying funds in which the Fund may invest; it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies and risks of each underlying fund, please refer to Section B of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value

  - TA IDEX American Century Large Company Value

  - TA IDEX BlackRock Global Allocation

  - TA IDEX BlackRock Large Cap Value

  - TA IDEX BlackRock Natural Resources

  - TA IDEX Clarion Global Real Estate Securities

  - TA IDEX Evergreen Health Care

  - TA IDEX Evergreen International Small Cap

  - TA IDEX Federated Market Opportunity

  - TA IDEX Jennison Growth

  - TA IDEX JPMorgan International Bond

  - TA IDEX J.P. Morgan Mid Cap Value

  - TA IDEX Legg Mason Partners Investors Value

  - TA IDEX Loomis Sayles Bond

  - TA IDEX Marsico Growth

  - TA IDEX Marsico International Growth

  - TA IDEX Mellon Market Neutral Strategies

  - TA IDEX MFS International Equity

  - TA IDEX Neuberger Berman International

  - TA IDEX Oppenheimer Developing Markets

  - TA IDEX PIMCO Real Return TIPS

  - TA IDEX PIMCO Total Return

  - TA IDEX Templeton Transamerica Global

  - TA IDEX Transamerica Balanced

  - TA IDEX Transamerica Convertible Securities

  - TA IDEX Transamerica Equity

  - TA IDEX Transamerica Flexible Income

  - TA IDEX Transamerica Growth Opportunities

  - TA IDEX Transamerica High-Yield Bond

  - TA IDEX Transamerica Money Market

  - TA IDEX Transamerica Science & Technology

  - TA IDEX Transamerica Short-Term Bond

  - TA IDEX Transamerica Small/Mid Cap Value

  - TA IDEX Transamerica Value Balanced

  - TA IDEX UBS Dynamic Alpha

  - TA IDEX UBS Large Cap Value

  - TA IDEX Van Kampen Emerging Markets Debt

  - TA IDEX Van Kampen Mid-Cap Growth

  - TA IDEX Van Kampen Small Company Growth

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The Fund is subject to the following principal investment risks:

- UNDERLYING FUNDS
Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The Fund is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.

- ASSET ALLOCATION
The Portfolio Construction Manager allocates the Fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the Fund's return and/or avoiding investment losses.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small-and medium-sized companies, as well as investments in growth stocks.

- FOREIGN SECURITIES
Investments in securities issued by foreign companies or governments may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

- FIXED-INCOME SECURITIES
Investments in fixed-income securities may subject the Fund to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the Fund to credit risk, which is the risk that an issuer of

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

a fixed-income security will default or not be able to meet its financial obligations.
YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's investments in underlying funds is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This Fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class C shares of the Fund, which would have substantially similar annual returns as Class R shares because both share classes are invested in the same portfolio of securities. The returns for Class C shares will differ from Class R shares to the extent that the classes do not have the same fees and expenses. Investors should note that the Fund has been in existence for a relatively short period of time. Consequently, the past performance information shown below is not reflective of the Fund's performance through an entire economic cycle.

Performance information for Class R shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the Fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS C SHARES
                               ------------------
(BAR CHART)

2003                                                                             29.56
2004                                                                             11.85
2005                                                                              8.96
2006

------------------------------------------------------------
CLASS C SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                                        %
------------------------------------------------------------
  Worst Quarter:                                      %
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                            LIFE OF
                                                1 YEAR       FUND
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
    Return before taxes                              %         %
--------------------------------------------------------------------
    Return after taxes on distributions(3)           %         %
--------------------------------------------------------------------
    Return after taxes in distributions and
    sales of fund shares(3)                          %         %
--------------------------------------------------------------------
  Wilshire 5000 Index (reflects no deduction
  for fees, expenses, or taxes)                      %         %
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation.
(2) The Fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local tax.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                              CLASS R
                                                               SHARES
----------------------------------------------------------------------
 Management fees                                               0.10%
 Distribution and service (12b-1) fees                         0.50%
 Acquired Fund Fees and Expenses (fees and expenses of
 underlying funds)(c)
 Other expenses                                                  %
----------------------------------------------------------------------
                                                              -------
 TOTAL ANNUAL FUND OPERATING EXPENSES(c)                         %
 EXPENSE REDUCTION(b)                                          0.00%
                                                              -------
 NET OPERATING EXPENSES(c)                                       %
----------------------------------------------------------------------

(a) Annual fund operating expenses are based on the Fund's expenses for the fiscal year ended October 31, 2005, restated to reflect fees and estimated expenses of Class R shares.
(b) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2008, to waive fees and/or reimburse Fund expenses to the extent that the Fund's total operating expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses. TFAI is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds' fees and expenses.
(c) Fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

EXAMPLE
This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     R        $        $         $          $
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

For the fiscal year ended October 31, 2006, the Fund paid an advisory fee of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The Portfolio Construction Manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION TEAM:

The fund is managed by the following Portfolio Construction Team. In addition to this team, Morningstar Associates utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. Prior to joining the Portfolio Construction Team, Mr. Stout, Mr. Hale and Mr. McConnell served as asset allocation consultants since the fund's inception; Mr. Kowara served as an asset allocation consultant since his return to Morningstar in 2004.

MICHAEL STOUT, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1993 as a research analyst covering closed-end funds. He moved to open-end fund coverage in early 1996; and in 1997, he became a senior analyst and editor of stock-fund research. Mr. Stout was one of the founding members of Morningstar Associates' Institutional Investment Consulting Group, launched in 1998, and currently serves as a senior consultant. Prior to joining Morningstar, he was an investment consultant with A.G. Edwards & Sons and was an officer in the U.S. Air Force. He holds a B.A. from the Ohio State University, an M.B.A. from the University of Texas, and is a Chartered Financial Analyst.

JON HALE, PH.D., CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1995 as an analyst covering closed-end funds and began covering open-end funds the next year. As a fund analyst, Mr. Hale covered funds across the full range of investment categories. From 1998 to 2000, he helped launch Morningstar's Institutional Investment Consulting Group and then joined the management team at Domini Social Investments, LLC. Mr. Hale then rejoined the consulting group at Morningstar in November 2001 as a senior consultant. Prior to joining Morningstar, he taught at several universities. Mr. Hale holds a B.A. with Honors from the University of Oklahoma, and a Ph.D. in political science from Indiana University.

JEFF MCCONNELL, CFA, Co-Portfolio Manager, is a Senior Consultant at Morningstar Associates, LLC and joined Morningstar in 1997 as a fund analyst, specializing in domestic equity. Mr. McConnell also worked as a stock analyst in Morningstar's Equities Analysis Group. Prior to joining Morningstar, he worked as an institutional consultant at SEI Corporation. Mr. McConnell holds a B.A. in economics from Michigan State University and an M.B.A. from DePaul University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

MACIEJ KOWARA, PH.D., CFA, Co-Portfolio Manager and Research & Development Consultant of Morningstar Associates, LLC. Mr. Kowara joined Morningstar Associates in February 2004 as the head of Morningstar Associates' research and development and quantitative analysis efforts. Prior to that, he spent five years as an analyst at Deutsche Bank's Scudder Investments group and prior to joining Deutsche Bank, was a senior mutual-fund analyst at Morningstar specializing in fixed-income funds. Mr. Kowara holds a B.A. from University of Toronto and a Ph.D. from Harvard University. He is a Chartered Financial Analyst and a member of the Investment Analysts Society of Chicago.

The Statement of Additional Information provides additional information about the Portfolio Construction Team's compensation, other accounts managed by the Portfolio Construction Team, and the Portfolio Construction Team's ownership of securities in the Fund.

TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Morningstar serves as a Portfolio Construction Manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements is available in the Fund's semi-annual report for the fiscal period ended April 30, 2007.

[Add Financial Highlights]

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SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

This section describes the underlying funds in which some or all of the Funds may invest and summarizes their respective investment objectives and principal investment strategies and risks. Additional information about the underlying funds' investment strategies and risks may be found in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

  - TA IDEX AllianceBernstein International Value seeks long-term growth of capital by investing primarily in equity securities of established companies from more than 40 industries and from more than 40 developed countries. The fund primarily invests in issues that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund's investment policies emphasize investments that are determined to be undervalued by the fund's sub-adviser. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; liquidity risk; derivatives risk; options risk; short sales risk; repurchase agreements risk; credit risk; hedging risk; currency risk; interest rate risk; warrants and rights risk; securities lending risk; convertible securities risk; leveraging risk; and market risk.

  - TA IDEX American Century Large Company Value seeks long-term capital growth with income as a secondary goal by investing principally in U.S. equity securities (under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index). The fund invests primarily in larger companies. The fund's sub-adviser uses a value investment strategy. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; fixed-income securities risk; derivatives risk; and market risk.

  - TA IDEX BlackRock Global Allocation seeks to provide high total investment return by investing in a portfolio of both equity and fixed-income securities, including money market securities and other short-term securities or instruments, of issuers located around the world. At any time, the fund may emphasize either debt securities or equity securities. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; small- or medium-sized companies risk; currency risk; liquidity risk; preferred stocks risk; convertible securities risk; fixed-income securities risk; distressed securities risk; high-yield debt security risk; interest rate risk; precious metal related securities risk; credit risk; real estate securities risk; warrants and rights risk; hedging risk; derivatives risk; securities lending risk; syndicated bank loans risk; and market risk.

  - TA IDEX BlackRock Large Cap Value seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstance, the fund invests at least 80% of its assets in equity securities which are, at the time of purchase, included in the Russell 1000 Value Index. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; and market risk.

  - TA IDEX BlackRock Natural Resources seeks to achieve long-term capital growth and to protect the purchasing power of shareholders' capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets. The principal risks of investing in this underlying fund are: stock risk; asset-based securities - natural resources risk; foreign securities risk; currency risk; emerging markets risk; preferred stocks risk; value risk; futures and options risk; leveraging risk; liquidity risk; country, sector or industry focus risk; non-diversification risk; and market risk.

  - TA IDEX Clarion Global Real Estate Securities seeks long-term total return from investments principally in equity securities of real estate companies that include common stocks and convertible securities (under normal conditions, the fund will invest at least 80% of its assets in a portfolio of issuers that are principally engaged in the real estate industry). Total return consists of realized and unrealized capital gains and losses plus income. The fund's portfolio will composed of investments in issuers that are economically tied to at least three different countries, including the United States. The principal risks of investing in this underlying fund are: investing in common stocks; foreign securities risk; REITs risk; small- or medium-sized companies risk; portfolio turnover risk; convertible securities risk; fixed-income securities risk; real estate securities risk; mortgage-related securities risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Evergreen Health Care seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of the fund's assets in the equity securities of healthcare companies. The principal risks of investing in this underlying fund are: investing in common stocks; healthcare sector risk; foreign securities risk; small-or medium-sized companies risk; value risk; derivatives risk; futures risk; options risk; hedging risk; short sales risk; portfolio turnover risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Evergreen International Small Cap seeks capital growth by investing principally in equity securities of small companies located in at least three countries, one of which may be the United States (the fund normally invests at least 80% of its assets in securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks). The fund seeks to invest in equity securities of issuers that the sub-adviser believes are well-managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The principal risks of investing in this underlying fund are: investing in common stocks; foreign securities risk; emerging markets risk; small- and medium-sized companies risk; fixed-income securities risk; preferred stocks risk; convertible securities risk; real estate securities risk; REITs risk; hedging risk; derivatives risk; currency risk; and market risk.

  - TA IDEX Federated Market Opportunity seeks to provide moderate capital appreciation and high current income by investing, under normal market conditions, in domestic and foreign securities that the fund's sub-adviser deems to be undervalued or out-of-favor or securities that it believes are

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SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

    attractive due to their income-producing potential. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; foreign securities risk; emerging markets risk; currency risk; fixed-income securities risk; interest rate risk; credit risk; high-yield debt security risk; country, sector or industry focus risk; convertible securities risk; REITs risk; investment companies risk; hedging risk; hybrid instruments risk; liquidity risk; leveraging risk; derivatives risk; options risk; exchange-traded funds risk; portfolio turnover risk; and market risk.

  - TA IDEX Jennison Growth seeks long-term growth of capital by investing substantially all of its assets in equity securities (principally common stocks, warrants, rights and depositary receipts) of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; medium-sized companies risk; foreign stocks risk; preferred stocks risk; warrants and rights risk; and market risk.

  - TA IDEX JPMorgan International Bond seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities of foreign issuers. The sub-adviser seeks to achieve this objective by investing at least 80% of the Fund's assets in high-quality bonds under normal market conditions. The sub-adviser also determines whether to buy and sell securities using a combination of fundamental research and bond currency valuation models. The principal risks of investing in this underlying fund are: fixed-income securities risk; foreign securities risk; emerging markets risk; credit risk; interest rate risk; currency risk; country, sector or industry focus risk; derivatives risk; hedging risk; liquidity risk; options risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX J.P. Morgan Mid Cap Value seeks growth from capital appreciation by investing primarily (at least 80% of net assets under normal conditions) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the fund's sub-adviser believes to be undervalued. The principal risks of investing in this underlying fund are: investing in common stocks; small-and medium-sized companies risk; value risk; foreign securities risk; convertible securities risk; preferred stocks risk; over-the-counter investing risk; derivatives risk; and market risk.

  - TA IDEX Legg Mason Partners Investors Value seeks long-term growth of capital with current income as a secondary objective by investing principally in common stocks of established U.S. companies. The fund's sub-adviser focuses on large capitalization companies and seeks to identify companies with solid growth potential at reasonable values. To a lesser degree, the fund invests in income producing securities such as debt securities. The principal risks of investing in this underlying fund are: investing in common stocks; fixed-income securities risk; value risk; and market risk.

  - TA IDEX Loomis Sayles Bond seeks a high total investment return through a combination of current income and capital appreciation. The principal risks of investing in this underlying fund are: investing in fixed-income securities; credit risk; interest rate risk; high-yield debt security risk; preferred stock risk; foreign securities risk; emerging markets risk; currency risk; mortgage-related securities risk; REITs risk; repurchase agreement defaults risk; Rule 144A securities risk; convertible securities risk; derivatives risk; futures and options risks; hedging risk; liquidity risk; and market risk.

  - TA IDEX Marsico Growth seeks long-term growth of capital by investing principally in common stocks. Under normal circumstances, the fund invests at least 80% of its total assets in a diversified portfolio of common stocks of large- and medium-sized companies selected for their growth potential. The fund's sub-adviser uses an approach that combines "top down" analysis of economic and social trends with "bottom up" stock selection. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; medium-sized companies risk; foreign securities risk; and market risk.

  - TA IDEX Marsico International Growth seeks long-term growth of capital by investing primarily in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in common stocks of companies operating in emerging markets. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; foreign securities risk; emerging markets risk; currency risk; default risk; and market risk.

  - TA IDEX MFS International Equity seeks capital growth by investing, principally in equity securities of foreign companies. Under normal market conditions, the fund invests at least 80% of its assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts of issuers economically tied to a number of countries throughout the world, including emerging markets countries. The principal risks of investing in this underlying fund are: investing in common stock; growth stocks risk; foreign securities risk; emerging markets risk; currency risk; preferred stocks risk; derivatives risk; futures risk; convertible securities risk; and market risk.

  - TA IDEX Neuberger Berman International seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any size, including companies in developed and emerging industrialized markets. The Fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; growth stocks risk; foreign securities risk; country, sector or industry focus risk; emerging markets risk; small- or medium-sized companies risk; derivatives risk; credit risk; interest rate risk; currency risk; hedging risk; securities lending risk; liquidity risk; leveraging risk; and market risk.

  - TA IDEX Oppenheimer Developing Markets aggressively seeks capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries. In selecting securities, the fund's sub-adviser looks primarily for foreign companies in developing markets with high growth potential. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; foreign securities risk; emerging

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SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

    markets risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed-income securities risk; convertible securities risk; preferred stocks risk; currency risk; liquidity risk; derivatives risk; options risk; hedging risk; credit risk; interest rate risk; warrants and rights risk; portfolio turnover risk; and market risk.

  - TA IDEX PIMCO Real Return TIPS seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing principally in Treasury Inflation-Indexed Securities (or "TIPS"). The fund's sub-adviser invests, under normal circumstances, at least 80%, of the fund's assets in TIPS of varying maturities. The principal risks of investing in this underlying fund are: fixed-income securities risk; derivatives risk; interest rate risk; leveraging risk; high-yield debt security risk; hedging risk; tax consequences risk; CPI-U measurement risk; credit risk; market risk; issuer risk; liquidity risk; mortgage risk; currency risk; non-diversification risk (this underlying fund is non-diversified); and foreign securities risk.

  - TA IDEX PIMCO Total Return seeks maximum total return consistent with preservation of capital and prudent investment management by investing principally in a diversified portfolio of fixed-income securities of varying maturities. The fund may invest its assets in derivative instruments. The principal risks of investing in this underlying fund are: fixed-income securities risk; derivatives risk; mortgage-related securities risk; foreign securities risk; hedging risk; leveraging risk; high-yield debt security risk; and market risk.

  - TA IDEX Mellon Market Neutral Strategy seeks investment returns exceeding the three-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks held both long and short while neutralizing the general risks associated with stock market investing. The principal risks of investing in this underlying fund are: stock risk; short sales risk; derivatives risk; leveraging risk; portfolio turnover risk; foreign securities risk; and market risk.

  - TA IDEX Templeton Transamerica Global seeks long-term growth of capital through the allocation of assets between a domestic and an international portfolio managed by two different sub-advisers. The domestic portfolio invests in common stocks of U.S. based companies that meet the sub-adviser's screens. The international portfolio invests in foreign securities, primarily foreign equity securities. The principal risks of investing in this underlying fund are: investing in common stocks; foreign securities risk; emerging markets risk; derivatives risk; country, sector or industry focus risk; smaller companies risk; fixed-income securities risk; preferred stocks risk; and market risk.

  - TA IDEX Transamerica Balanced seeks long-term capital growth and current income with a secondary objective of capital preservation, by investing principally 60% to 70% of the fund's total assets in common stock with the remaining 30% to 40% of the fund's assets primarily invested in high quality bonds with maturities of less than 30 years. At times, the fund's sub-adviser may shift positions held in bonds and stocks according to business and investment conditions. The principal risks of investing in this underlying fund are: investing in common stocks; fixed-income securities risk; small- or medium-sized companies risk; and market risk.

  - TA IDEX Transamerica Convertible Securities seeks maximum total return through a combination of current income and capital appreciation by investing principally in convertible securities. The fund normally will invest at least 80% of its assets in convertible securities. The principal risks of investing in this underlying fund are: convertible securities risk; investing in common stocks; fixed-income securities risk; foreign securities risk; derivatives risk; and market risk.

  - TA IDEX Transamerica Equity seeks to maximize long-term growth by generally investing at least 80% of its assets in a diversified portfolio of domestic common stocks. The fund's sub-adviser selects securities of growth companies believed to be undervalued. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; value risk; and market risk.

  - TA IDEX Transamerica Flexible Income seeks to provide as high a level of current income for distribution as is consistent with prudent investment, with capital appreciation as a secondary objective, by investing principally in fixed-income debt securities and cash or cash equivalents (the fund will generally invest in at least 80%, and may invest all of its total assets in fixed-income debt securities and cash or cash equivalents). The fund may use short-term trading as a means of managing its portfolio to achieve its investment objective. The principal risks of investing in this underlying fund are: fixed-income securities risk; active trading risk; convertible securities risk; preferred stocks risk; high-yield debt security risk; warrants and rights risk; and market risk.

  - TA IDEX Transamerica Growth Opportunities seeks to maximize long-term growth by investing principally in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; preferred stocks risk; convertible securities risk; small- or medium-sized companies risk; warrants and rights risk; fixed-income securities risk; and market risk.

  - TA IDEX Transamerica High-Yield Bond seeks a high level of current income by investing in high-yield debt securities. It seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of high-yield/high risk bonds (commonly known as "junk bonds"). These junk bonds are high risk debt securities rated in medium or lower categories or determined by the fund's sub-adviser to be of comparable quality. The principal risks of investing in this underlying fund are: fixed-income securities risk; high-yield debt security risk; and market risk.

  - TA IDEX Transamerica Money Market seeks maximum current income from money market securities consistent with liquidity and preservation of principal by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments: short-term corporate obligations, obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, obligations of U.S. and foreign banks, and repurchase agreements involving any of the securities

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SECTION B -- DESCRIPTION OF CERTAIN UNDERLYING FUNDS
--------------------------------------------------------------------------------

    mentioned above. The principal risks of investing in this underlying fund are: interest rate risk; default risk; foreign securities risk; and market risk.

  - TA IDEX Transamerica Science & Technology seeks long-term growth of capital by investing in common stocks of companies that offer technology or related products and services. The fund's sub-adviser generally invests at least 80% of the fund's assets in such stocks. The fund seeks to invest in stocks of large, established, companies that rely extensively on technology in their product development or operations, that have benefited from technological progress in their operating history and that the fund's sub-adviser has selected from a group of companies that it has identified, in its opinion, as being "great companies" based on an intrinsic value approach. The principal risks of investing in this underlying fund are: investing in common stocks; technology stocks risk; growth stocks risk; value risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Transamerica Short-Term Bond seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short-term and intermediate-term investment-grade corporate obligations, obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, and mortgage-backed securities. Normally, the fund will invest at least 80% of its assets in bonds. The principal risks of investing in this underlying fund are: fixed-income securities risk; mortgage-related securities risk; interest rate risk; default risk; foreign securities risk; and market risk.

  - TA IDEX Transamerica Small/Mid Cap Value seeks to maximize total return by investing, under normal conditions, at least 80% of its assets in small- and mid-cap equity securities of domestic companies. The principal risks of investing in this underlying fund are: investing in common stocks; value risk; small- or medium-sized companies risk; foreign securities risk; emerging markets risk; and market risk.

  - TA IDEX Transamerica Value Balanced seeks preservation of capital and competitive investment returns by investing principally in income-producing common and preferred stocks; debt obligations of U.S. issuer, some of which are convertible into common stocks; U.S. Treasury bonds, notes and bills; money market instruments; covered call options and put options. The principal risks of investing in this underlying fund are: investing in common stocks; preferred stocks risk; value risk; convertible securities risk; fixed-income securities risk; options risk; and market risk.

  - TA IDEX UBS Dynamic Alpha seeks to maximize total return, consisting of capital appreciation and current income. The principal risks of investing in this underlying fund are: stock risks; value risk; small- or medium-sized company risk; fixed-income securities risk; interest rate risk; credit risk; prepayment or call risk; U.S. Government Agency Obligation risk; foreign securities risk; currency risk; emerging markets risk; convertible securities risk; preferred stocks risk; derivatives risk; futures and options risk; short sales risk; leveraging risk; asset allocation risk; liquidity risk; non-diversification risk; active trading risk; investing in other funds risk; and market risk.

  - TA IDEX UBS Large Cap Value seeks to maximize total return, consisting of capital appreciation and current income by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. In selecting securities the fund's sub-adviser focuses on among other things, identifying discrepancies between a security's fundamental value and its market price. The principal risks of investing in this underlying fund are: investing in common stocks; preferred stocks risk; value risk derivatives risk; options risk; futures risks; and market risk.

  - TA IDEX Van Kampen Emerging Markets Debt seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. The principal risks of investing in this underlying fund are: fixed-income securities risk; foreign securities risk; emerging markets risk; currency risk; derivatives risk; non-diversification risk (this underlying fund is non-diversified); and market risk.

  - TA IDEX Van Kampen Mid-Cap Growth seeks capital growth by investing, under normal circumstances, at least 80% of its assets at the time of investment in securities of medium-sized companies. The fund's sub-adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong, free cash flow and compelling business strategies. The principal risks of investing in this underlying fund are: investing in common stocks; growth stocks risk; small- or medium-sized companies risk; foreign securities risk; convertible securities risk; preferred stocks risk; warrants and rights risk; futures, options and derivatives risk; and aggressive investing risk.

  - TA IDEX Van Kampen Small Company Growth seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies (under normal circumstances, at least 80% of the fund's assets will be invested in such securities). The principal risks of investing in this underlying fund are: investing in common stocks; smaller companies risk; growth stocks risk; foreign securities risk; emerging markets risk; and market risk.

Under adverse or unstable market conditions, the underlying funds can invest some or all of their assets in cash, repurchase agreements and money market instruments. Although the underlying funds will do this only in seeking to avoid losses, the underlying funds may be unable to pursue their investment objective during that time, and it could reduce the benefit from any upswing in the market.

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SECTION C -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the Funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the Funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX is overseen by a Board of Trustees. The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, which employ the portfolio manager(s). All such advisers to the funds are supervised by the board of Trustees. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into agreements with Morningstar Associates, LLC (the Portfolio Construction Manager). The investment adviser also monitors the Portfolio Construction Manager's asset allocation recommendations and the Funds' administration. For these services, it is paid an advisory fee. This fee is calculated on the average daily net assets of each Fund, and is paid at the rates previously shown in this prospectus.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

BUYING SHARES

Class R shares of the TA IDEX Funds in this prospectus are intended for purchase by participants in certain retirement plans described below and under the following conditions:

- 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

- Class R shares are available only to eligible retirement plans where Class R shares are held on the books of the Funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

- The plan's recordkeeper or financial service firm serving as an intermediary must have an agreement with TA IDEX or its agents to utilize Class R shares in certain investment products or programs.

The financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a Fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee charges and generation of

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SECTION C -- SHAREHOLDER INFORMATION
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confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the return of investments in Class R shares of the Funds.

OPENING AN ACCOUNT AND PURCHASING SHARES

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan's administrator, recordkeeper or financial service firm serving as an intermediary. There is no minimum initial investment for Class R shares.

Please refer to the retirement plan documents for information on how to purchase Class R shares of the Funds and any fees that may apply.

TA IDEX must receive your payment within three business days after your order is accepted.

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege. Each Fund reserves the right to discontinue offering Class R shares at any time, to liquidate Class R shares or merge Class R shares into another class of shares, or to cease investment operations entirely.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time. Please refer to the retirement plan documents for information on how to redeem Class R shares of the Funds.

Shares will normally be redeemed for cash, although each Fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its shareholders at its discretion. Please see the SAI of the Funds for more details.

EXCHANGING SHARES

- If authorized by your plan, you can request an exchange of your shares in one Fund for Class R shares of another Fund offered in this prospectus. Please refer to your plan's documents for additional information.

- An exchange is treated as a redemption of a Fund's shares, followed by a purchase of the shares of the Fund into which you exchanged. Prior to making exchanges into a Fund that you do not own, please read the prospectus of that Fund carefully.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING WHICH INCLUDE LIMITATIONS ON THE NUMBER OF TRANSACTIONS IN FUND SHARES. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF ANY OF THE FUNDS. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be "excessive" or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the Funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Reallocations in TA IDEX underlying funds by a Fund in furtherance of the Fund's objective are not considered to be market timing or excessive trading.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by TA IDEX. Your financial professional will answer any questions that you may have regarding such fees.

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PRICING OF SHARES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share (NAV) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the Fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all Funds and shares of the underlying funds in which the Funds invest is determined on each day the New York Stock Exchange (NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Orders for shares of the Funds and corresponding orders for the TA IDEX underlying funds are priced on the same day when orders for shares of the Funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the Funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

Foreign securities held by the underlying funds in which the Funds invest may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of an underlying fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

HOW NAV IS CALCULATED

The NAV of the Funds and each underlying fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding. In the case of the Funds, because they invest substantially all of their assets in underlying funds under normal market conditions, their NAVs will depend on the NAVs of the underlying funds in which they invest.

In general, securities and other investments held by an underlying fund (or in certain circumstances, the Fund) are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the underlying funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying fund determines its NAV per share.

DISTRIBUTION OF SHARES

DISTRIBUTION PLANS

The Board of Trustees of TA IDEX has adopted a 12b-1 Plan for Class R shares of each Fund. Under the 12b-1 Plan, the Funds may pay TA IDEX's distributor, AFSG Securities Corporation (AFSG), an annual fee of up to 0.50% of average daily net assets attributable to Class R shares, which includes an annual service fee of 0.25%, for distribution and shareholder services.

THE EFFECT OF RULE 12B-1 PLANS. In general, because 12b-1 plan fees are paid on an ongoing basis, these fees will increase the cost of your investment and may cost more than other types of sales charges. For a complete description of the Funds' 12b-1 Plan, see the SAI.

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OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS      NOTE: WORK WITH TCI TO UPDATE
FOR "B" FILING.

Transamerica Capital, Inc. (TCI), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds and other TA IDEX funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by a Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased fund expenses. They are not reflected in the Fees and Expenses listed in the fees and expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of a Fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In addition, TCI participates in ticket charge programs with Associated Securities, Securities America and Centaurus Financial, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the ticket charge. TCI also pays flat annual fees ranging from $5,000 to $17,500 to Centaurus Financial, Transamerica Financial Advisors, and Associated Securities, Inc. TCI is also committed to pay to participate in meetings and events of other broker/dealers and banks.

As of March 1, 2006, TCI had such revenue sharing arrangements with over 20 brokers and other financial intermediaries, of which some of the more significant include arrangements with The Advisors Group, Associated Securities, Inc., Centaurus Financial, Compass Group, Duerr Financial Corp, Hantz Financial Services, Harbour Investments, Investors Capital, Legg Mason, Merrill Lynch, Morgan Stanley, PNC, Prudential Investments, RBC Dain Rauscher, Securities America, Signator Investors, Transamerica Financial Advisors, UBS Financial, US Bancorp and Wachovia Securities.

For the calendar year ended December 31, 2006, TCI paid approximately $ million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $    to
$      for a total of $      from the following financial services firms to
participate in its events: T. Rowe Price; American Century; Merrill Lynch; Pacific Investment Management, LLC; Van Kampen Investments; Prudential; MFS; Lehman Brothers; Great Companies; Franklin Templeton; Evergreen Investments; Citigroup; Bank of America; and Janus Capital Management.

In addition, while AFSG typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

From time to time, TCI, its affiliates and/or TFAI and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Funds.

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Although a Fund may use financial firms that sell fund shares to effect transactions for the Fund's portfolio, the Fund and its investment adviser or Portfolio Construction Manager will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG, located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of Fund shares and bears the expenses of offering these shares to the public. The Funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class R shares, AFSG, or its agent, reallows or pays to intermediaries who sold them 100% of the average daily net assets of those shares.

DISTRIBUTIONS AND TAXES

The Funds will distribute all or substantially all of their net investment income and net capital gains to their shareholders each year. The Asset Allocation - Conservative Portfolio pays dividends quarterly. The other Funds pay dividends annually. Capital gains are paid annually. The Fund will not have to pay income tax on amounts it distributes to shareholders. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on such distributions.

Investors who invest through tax-deferred accounts, such as IRAs and qualified retirement plans, will ordinarily not be subject to tax until a plan distribution is made, whether at retirement or otherwise, at which time such plan distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each tax-deferred account investor should consult their tax advisors regarding their investments in a tax-deferred account.

You must provide your taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service upon your investment in Fund shares.

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from TA IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in TA IDEX.

INVESTMENT POLICY CHANGES

Unless expressly designated as fundamental, all policies and procedures of the Funds may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and each of the Funds reserve the right to discontinue offering shares at any time, to liquidate or merge a class of shares or to cease operations entirely.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the Funds and the description of the underlying funds in which the Funds may invest you found descriptions of the principal strategies and risks associated with the Funds and their underlying funds. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the Funds and their underlying funds. Then refer to this section and read about the particular strategies, and risks, directly or indirectly associated with an investment in the Funds. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. Each Fund qualifies as a diversified fund under the 1940 Act, although certain of the underlying funds do not.

ASSET ALLOCATION

The Portfolio Construction Manager allocates each Fund's assets among underlying funds. These allocations may not be successful. For example, the underlying funds may underperform other funds or investment options, or a Fund may be underweighted in underlying funds that are enjoying significant returns and overweighted in underlying funds that are suffering from significant declines.

UNDERLYING FUNDS

Each Fund is subject to the effects of the business and regulatory developments that affect the underlying funds and the investment company industry generally. A Fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rata portion of whose operating expenses the Fund bears. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, each Fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks described herein. In addition, a Fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by a Fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. A Fund's investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the Fund or an underlying fund.

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks an underlying fund may hold fluctuate in price, the value of a Fund's investment will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN CONVERTIBLE SECURITIES

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though an underlying fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from

                                   APPENDIX A-1
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poors Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, an underlying fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issues, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of underlying fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. An underlying fund may also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. An underlying fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- CURRENCY TRADING COSTS. An underlying fund may incur costs when it converts other currencies into dollars, and vice-versa.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, an underlying fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by an underlying funds' custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before a transaction occurs.

- HEDGING. An underlying fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the underlying fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging

                                   APPENDIX A-2
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, an underlying fund which invests in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, an underlying fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

DERIVATIVES. An underlying fund may use derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and an underlying fund may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between an underlying fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investment than exchange-traded instruments. An underlying fund bears the risk that the counterparty could default under a swap agreement. Further, an underlying fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment.

These notes expose an underlying fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, an underlying fund may receive more or less principal that it originally invested. An underlying fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the underlying funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if an underlying fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an underlying fund uses derivatives for leverage, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, an underlying fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an underlying fund will engage in derivatives transactions at any time or from time to time. An underlying fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to an underlying fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for an underlying fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. An underlying fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mis-pricing or improper valuation or derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an underlying fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose an underlying fund to leverage risks or carry liquidity risks. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of an underlying fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to an underlying fund's limitations on investing in illiquid securities. If an underlying fund's manager makes the incorrect prediction, the opportunity for loss can he magnified.

SWAPS AND SWAP-RELATED PRODUCTS

An underlying fund's sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. An underlying fund also may enter into these transactions to attempt to protect against any increase in the price of securities the underlying fund may consider buying at a later date.

- COMMODITY SWAPS. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an underlying fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the underlying fund may be required to pay a higher fee at each swap reset date.

- INTEREST RATE SWAPS. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

An underlying fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of an underlying fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If an underlying fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

An underlying fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the underlying fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by an underlying fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

INVESTING IN FIXED-INCOME INSTRUMENTS

An underlying fund may invest in "Fixed-Income Instruments," which include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (U.S. Government Securities);

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

- obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

An underlying fund also may invest in derivatives based on Fixed-Income Instruments.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN DISTRESSED SECURITIES

An underlying fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, an underlying fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. An underlying fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments).

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. An underlying fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. An underlying fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value

- risks relating to general and local economic conditions

- over-building

- increased competition for assets in local and regional markets

- increases in property taxes

- increases in operating expenses or interest rates

- change in neighborhood value or the appeal of properties to tenants

- insufficient levels of occupancy

- inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

INVESTING IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Certain underlying funds may invest in REITs. Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

                                   APPENDIX A-6

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTING IN OTHER INVESTMENT COMPANIES

To the extent that an underlying fund invests in other investment companies, including exchange-traded funds, it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

INVESTING IN EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and an underlying fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FLOATING INTEREST RATE INVESTMENTS

Floating interest rate loans and securities ("Floating Interest Rate Investments") incur some of the same risks as some other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high yield securities. These investments are usually issued in connection with highly leveraged transactions such as management's taking over control of a company (leveraged buyout), reorganizing the assets and liabilities of a company (leveraged recapitalization), acquiring another company, or other types of acquisition financing. In such highly leveraged transactions, a borrower often assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. These investments are part of highly leveraged transactions involve greater credit risks than other investments, including a greater possibility that the borrower may default or go into bankruptcy. Risks include, without limitation:

- IMPAIRMENT OF COLLATERAL. Floating Interest Rate Investments often require that collateral be maintained to support payment of the obligation. However, the value of the collateral may decline after an underlying fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the underlying fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

In the event that a borrower defaults, the underlying fund's access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, the underlying fund might not receive payments to which it is entitled.

- POSSESSION OF NON-PUBLIC INFORMATION. An underlying fund may come into possession of material non-public information about a borrower as a result of its ownership of a Floating Interest Rate Investment in such borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material non- public information, the underlying fund might be unable to trade securities of such a borrower when it would otherwise be advantageous to do so.

- CREDIT RISK. Floating Interest Rate Investments are generally subject to less credit risk than junk bonds. They have features that junk bonds generally do not have. They generally are senior obligations of the borrower or issuer, are secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or securityholders that invest in them.

- LIMITED LIQUIDITY. Although the resale, or secondary, market for Floating Interest Rate Investments is growing, it is currently limited. There is no organized exchange or board of trade on which such loans are traded. Instead, the secondary market for Floating Interest Rate Investments is an unregulated inter-dealer or inter-bank re-sale market. Floating Interest Rate Investments usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the Floating Interest Rate Investments may be relatively illiquid. In addition, Floating Interest Rate Investments may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the underlying fund's ability to sell Floating Interest Rate Investments and may adversely affect the price that can be obtained. An underlying fund may have difficulty disposing of Floating Interest Rate Investments if it needs cash to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause an underlying fund to sell securities at lower prices than it would otherwise consider to meet cash needs or cause an underlying fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively affect performance.

Although the volume of Floating Interest Rate Investments issued and traded has increased in recent years, demand for Floating Interest Rate Investments has also grown. An increase in demand may benefit an underlying fund by providing increased liquidity for Floating Interest Rate Investments, but may also adversely affect the rate of interest payable on Floating Interest Rate Investments acquired by an underlying fund, the availability of Floating Interest Rate Investments acquired in the primary market and it may also increase the price of Floating Interest Rate Investments in the secondary market.

- VALUATION. Although each underlying fund usually values its assets daily, because the secondary market for Floating Interest Rate Investments is limited, it may be difficult to value certain Floating Interest Rate Investments. Market quotations may not be readily available for some Floating Interest Rate Investments, or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of

                                   APPENDIX A-7

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  judgment may play a greater role in valuation than for securities with a more active secondary market, because there is less reliable, objective market value data available.

- NONPAYMENT OF SCHEDULED INTEREST OR PRINCIPAL PAYMENTS. An investment in Floating Interest Rate Investments is subject to the risk that the scheduled interest or principal payments on its floating interest rate investments will not be paid. Lower-quality loans and debt securities (those of less than investment-grade quality), including floating interest rate loans and debt securities, involve greater risk of default on interest and principal payments than higher quality loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline.

INVESTING IN SPECIAL SITUATIONS

An underlying fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of the fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event; or

- a temporary imbalance in the supply of, and demand for, the securities of an issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to an underlying fund will depend on the size of the fund's investment in a situation.

TAX-EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage the underlying funds in a tax-efficient manner. These underlying funds seek to minimize capital gains distributions through its investment strategy. To do so, a sub-adviser generally seeks to follow the following strategies:

(1) Whenever the manager intends to make a sale, the manager will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the managers looks for short term losses to take to offset the income. In either case, the manager tries to accomplish this tax efficiency without compromising the investment opportunity in the underlying funds.

There is no guarantee an attempt to manage the underlying funds in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

The underlying funds may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the underlying funds. The underlying funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in an underlying fund's prospectus or statement of additional information as a fundamental policy governing concentration, the Fund will not invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent an underlying fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

An underlying fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying fund may lose money and there may be a delay in recovering the loaned securities. An underlying fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to an underlying fund.

ILLIQUID AND RESTRICTED/144A SECURITIES

Certain underlying funds may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in

                                   APPENDIX A-8

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

purchasing a Rule 144A-eligible security held by an underlying fund could, however, adversely affect the marketability of such security and the underlying fund might be unable to dispose of such security promptly or at reasonable prices.

IPOS

Initial public offerings (IPOs) are subject to specific risks which include, among others:

- high volatility;

- no track record for consideration;

- securities may be illiquid; and

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the underlying funds may, at times, choose to hold some or all of their assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the underlying funds increase their cash or debt investment position, their income may increase while their ability to participate in stock market advances or declines decrease. Furthermore, when the underlying funds assume a temporary defensive position they may not be able to achieve their investment objectives.

INTERNET OR INTRANET SECTOR RISK

Certain underlying funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of such underlying funds' shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

An underlying fund may sell securities "short against the box." A short sale is the sale of a security that an underlying fund does not own, or, if the underlying fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the underlying fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The underlying funds may outperform or underperform other funds that employ a different investment style. The underlying funds may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity of adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

The underlying funds are permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the funds' Board of Trustees. The underlying funds are not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the underlying funds to other risks and considerations, which are discussed in the funds' SAIs.

                                   APPENDIX A-9

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a Transamerica IDEX Mutual Fund in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

   THE INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
                                 ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
                    P.O. Box 9012, Clearwater, FL 33758-9012
              Distributor: AFSG Securities Corporation, Member NASD

       Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                 P.O. Box 219945
                           Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2007 and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330 or 1-202-551-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

                                                                  Prospectus for
                                                                  Closed Funds

[TRANSAMERICA IDEX MUTUAL FUND LOGO]


                                                                  March 1, 2007








Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
    Any representation to the contrary is a criminal offense.



  NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY. MAY LOSE VALUE. NOT A
     DEPOSIT OF OR GUARANTEED BY ANY BANK, BANK AFFILIATE, OR CREDIT UNION.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SECTION A -- FUND DESCRIPTIONS

-    LARGE CAP FUNDS

         TA IDEX American Century Large Company
              Value...................................     2
         TA IDEX Legg Mason Partners Investors Value
              (formerly, TA IDEX Salomon Investors
              Value)..................................     7
         TA IDEX Marsico Growth.......................    11

-    MID-CAP FUNDS
         TA IDEX Jennison Growth......................    16

-    INTERNATIONAL/GLOBAL FUNDS
         TA IDEX MFS International Equity (formerly,
              TA IDEX American Century
              International)..........................    21

-    SPECIALTY FUNDS
         TA IDEX Clarion Global Real Estate
              Securities..............................    26
         TA IDEX Evergreen Health Care................    32

-    BOND FUNDS
         TA IDEX PIMCO Real Return TIPS...............    37
         TA IDEX PIMCO Total Return...................    43

SECTION B -- SHAREHOLDER INFORMATION

         Regulatory Proceedings.......................    48
         Investment Adviser...........................    48
         Buying Shares................................    48
         Selling Shares...............................    48
         Exchanging Shares............................    49
         Redemption Fees..............................    50
         Features and Policies........................    50
         Pricing of Shares............................    52
         Waivers and/or Reductions of Charges.........    53
         Distribution of Shares.......................    53
         Other Distribution or Service Arrangements...    54
         Underwriting Agreement.......................    55
         Distribution and Taxes.......................    55

-    APPENDIX A -- EXPLANATION OF STRATEGIES AND
     RISKS............................................   A-1

-    APPENDIX B -- BOND RATINGS.......................   B-1

SECTION A -- FUND DESCRIPTION

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE:

THE FUNDS DISCUSSED IN THIS PROSPECTUS ARE CLOSED TO NEW INVESTMENTS (OTHER THAN REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS), EXCEPT THAT THEY MAY CONTINUE SELLING THEIR SHARES TO THE OTHER SERIES OF TA IDEX AND OTHER INVESTMENT COMPANIES IN THE SAME GROUP OF INVESTMENT COMPANIES AS TA IDEX, AND EACH FUND MAY CONSOLIDATE SHARES OF ITS VARIOUS CLASSES INTO A SINGLE SHARE CLASS IN THE FUTURE. SHAREHOLDERS OF THE FUNDS MAY EXCHANGE FUND SHARES FOR SHARES OF ANOTHER SERIES OF TA IDEX THAT IS NOT CLOSED TO NEW INVESTMENTS, OR REDEEM THEIR SHARES IN THE MANNER SET FORTH IN THIS PROSPECTUS.

TO HELP YOU UNDERSTAND

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what types of risks are associated with each fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years or since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

SECTION A -- FUND DESCRIPTIONS
--------------------------------------------------------------------------------

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX American Century Large Company Value is to seek long-term capital growth; income is a secondary goal.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- U.S. equity securities

The fund invests primarily in larger companies. Under normal market conditions the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund's sub-adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been over looked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income paying history and whether income payments are expected to continue or increase.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in large cap U.S. equity securities at all times regardless of the movement of stock prices generally. The sub-adviser defines equity securities to include common stock, preferred stock, and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. Futures contracts, a type of derivative security, may help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for the investor who is seeking long-term capital growth from his or her investment, is comfortable with the fund's short-term price volatility and the risks associated with the fund's investment strategy, or is investing through an IRA or other tax-advantaged retirement plans.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of the Standard & Poor's Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Value Index (secondary), a widely recognized unmanaged index of market performance which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth value. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
[BAR GRAPH]                    ------------------

2001                                                                             -9.39
2002                                                                            -19.77
2003                                                                             28.02
2004                                                                             13.72
2005                                                                              3.49
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                  1 YEAR      5 YEARS      FUND(2)
--------------------------------------------------------------------
  Class A
--------------------------------------------------------------------
    Return before taxes
--------------------------------------------------------------------
    Return after taxes on
    distributions(3)
--------------------------------------------------------------------
    Return after taxes on
    distributions and sale of
    fund shares(3)
--------------------------------------------------------------------
  Class B
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
  S&P 500 Index (reflects no
  deductions for fees, expenses
  or taxes)
--------------------------------------------------------------------
  Russell 1000 Value Index
  (secondary) (reflects no
  deductions for fees, expenses
  or taxes)
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A and Class B shares commenced operations on March 1, 2000. Class C shares commenced operations on November 11, 2002.
(3) The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
NOTE: Prior to October 1, 2001, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to March 1, 2004, the fund employed different investment strategies than its current investment strategies.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund was closed to new investments (other than reinvestment of dividends and distributions in

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                        CLASS OF SHARES
                                                        ---------------
                                                      A        B        C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases   5.50%(a)  None     None
 (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption         N/A(b)   5.00(c)  1.00(d)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days or    2.00%    2.00%    2.00%
 less (as a percentage of amount redeemed)(e)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(f)
                                                        CLASS OF SHARES
                                                        ---------------
                                                      A        B        C
----------------------------------------------------------------------------
 Management fees
 Distribution and service (12b-1) fees(g)           0.00%    0.00%    0.00%
 Other expenses
----------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information -- Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     A
    B(+)
     C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................    0.835%
Over $250 million up to $400 million............     0.80%
Over $400 million up to $750 million............    0.775%
Over $750 million...............................     0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

NOTE: The advisory fees for this fund were recently reduced. Prior to January 1, 2007, TFAI received compensation from the fund (expressed as a specified percentage of the fund's average daily net assets):

First $250 million..............................     0.85%
Over $250 million up to $500 million............     0.80%
Over $500 million up to $750 million............    0.775%
Over $750 million...............................     0.70%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

SUB-ADVISER:

   American Century Investment Management Inc.
   American Century Tower
   4500 Main Street
   Kansas City, Missouri 64111

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $250 million..............................    0.425%
Over $250 million up to $400 million............     0.40%
Over 400 million up to $750 million.............     0.35%
Over $750 million...............................     0.30%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

NOTE: The sub-advisory fees for this fund were recently reduced. Prior to January 1, 2007, the sub-adviser received the following from TFAI (expressed as a percentage of the fund's average daily net assets):

First $250 million..............................     0.45%
Over $250 million up to $500 million............     0.40%
Over $500 million up to $750 million............     0.35%
Over $750 million...............................     0.30%

PORTFOLIO MANAGERS:

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

CHARLES A. RITTER, CFA, Vice President and Senior Portfolio Manager, is a member of the team that manages the fund. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an M.B.A. from the University of Chicago.

BRENDAN HEALY, CFA, Vice President and Portfolio Manager, is a member of the team that manages the fund. He joined American Century in April 2000. Before joining American Century, he spent 6 years at UFAA as an Equity Analyst. Mr. Healy has a bachelor's degree in mechanical engineering from the University of Arizona. He also has an M.B.A. from the University of Texas.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by          , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                                CLASS A                                   CLASS B
                                            ----------------------------------------------------------------------------------
                                                       For the Period Ended(d,g)                 For the Period Ended(d,g)   F
                                                              October 31,                               October 31,
                                            ----------------------------------------------------------------------------------
                                              2006       2005      2004     2003     2002      2006      2005           2004
                                            --------   --------   ------   ------   -------   -------   -------        -------
Net Asset Value, Beginning of Period                     $10.20    $9.09    $7.55     $8.79               $9.88          $8.87
Investment Operations:
 Net Investment Income (Loss)                              0.13     0.11     0.04      0.01                0.02           0.02
 Net Realized and Unrealized Gain (Loss)                   0.80     1.01     1.50     (1.25)               0.77           1.00
   Total Operations                                        0.93     1.12     1.54     (1.24)               0.79           1.02
                                            ----------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.15)   (0.01)       -         -                   -          (0.01)
 From Net Realized Gains                                      -        -        -         -                   -              -
   Total Distributions                                    (0.15)   (0.01)       -         -                   -          (0.01)
Net Asset Value, End of Period                           $10.98   $10.20    $9.09     $7.55              $10.67          $9.88
                                            ==================================================================================

Total Return(c)                                            9.10%   12.38%   20.40%   (14.15)%              8.01%         11.54%
Net Assets, End of Period (000's)                      $406,609   $157,103 $8,988    $7,908             $16,927        $18,612
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.31%(h)   1.54%   1.85%    1.80%               2.36%(h)       2.32%
   Total(f)                                                1.31%(h)   1.54%   2.56%    2.43%               2.36%(h)       2.32%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           1.16%    1.11%    0.53%     0.09%               0.23%          0.20%
 Portfolio Turnover Rate(b)                                  28%      61%      76%      161%                 28%            61%

                                                        CLASS B                     CLASS C
                                                 --------------------------------------------------------------
                                                 For the Period Ended(d,g)     For the Period Ended(d,g)
                                                      October 31,                     October 31,
                                                 --------------------------------------------------------------
                                                      2003      2002      2006     2005          2004     2003
                                                 -   -------   -------   ------   ------        ------   ------
Net Asset Value, Beginning of Period                   $7.41     $8.69             $9.86         $8.87    $7.32
Investment Operations:
 Net Investment Income (Loss)                          (0.01)    (0.05)             0.02             -    (0.01)
 Net Realized and Unrealized Gain (Loss)                1.47     (1.23)             0.77          1.00     1.56
   Total Operations                                     1.46     (1.28)             0.79          1.00     1.55
                                                     ----------------------------------------------------------
Distributions:
 From Net Investment Income                                -         -             (0.01)        (0.01)       -
 From Net Realized Gains                                   -         -                 -             -        -
   Total Distributions                                     -         -             (0.01)        (0.01)       -
Net Asset Value, End of Period                         $8.87     $7.41            $10.64         $9.86    $8.87
                                                     ==========================================================
Total Return(c)                                        19.70%   (14.76)%            7.93%        11.38%   21.17%
Net Assets, End of Period (000's)                    $17,245   $14,446            $7,163        $7,586   $1,230
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                               2.50%     2.45%             2.42%(h)      2.50%    2.50%
   Total(f)                                             3.21%     3.08%             2.42%(h)      2.54%    3.21%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                       (0.12)%   (0.56)%            0.16%         0.04%   (0.12)%
 Portfolio Turnover Rate(b)                               76%      161%               28%           61%      76%

NOTES TO FINANCIAL HIGHLIGHTS
(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.
(h) Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.06%, 0.06% and 0.07% for Class A, Class B and Class C, respectively.

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE (FORMERLY, TA IDEX SALOMON INVESTORS VALUE)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Legg Mason Partners Investors Value is to seek long-term growth of capital. Current income is a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ClearBridge Advisors, LLC (ClearBridge), seeks to achieve this objective by investing fund assets principally in:

- common stocks of established U.S. companies

ClearBridge emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risks. The fund manager focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with favorable valuations and attractive growth potential. The fund manager employs fundamental analysis to analyze each company in detail, evaluating its management, strategy and competitive market position.

In selecting individual companies for investment, ClearBridge looks for:

- share prices that appear to be temporarily oversold or do not reflect positive company developments.

- share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis.

- special situations including corporate events, changes in management, regulatory changes or turnaround situations.

- company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.

The fund may also invest in other equity securities. To a lesser degree, the fund invests in income producing securities such as debt securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term capital appreciation and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is composed of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Value Index (secondary), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Each index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE (FORMERLY, TA IDEX SALOMON INVESTORS VALUE)
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
(BAR GRAPH)

1998                                                                             -7.24
1999                                                                              8.32
2000                                                                             17.30
2001                                                                             -1.87
2002                                                                            -20.29
2003                                                                             29.09
2004                                                                             10.00
2005                                                                              5.80
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-----------------------------------------------------------------------
                                                             LIFE OF
                                    1 YEAR      5 YEARS      FUND(2)
-----------------------------------------------------------------------
  Class A
-----------------------------------------------------------------------
    Return before taxes
-----------------------------------------------------------------------
    Return after taxes on
    distributions(3)
-----------------------------------------------------------------------
    Return after taxes on
    distributions and sale of
    fund shares(3)
-----------------------------------------------------------------------
  Class B
-----------------------------------------------------------------------
  Class C
-----------------------------------------------------------------------
  S & P 500 Index (reflects no
  deductions for fees, expenses
  or taxes)
-----------------------------------------------------------------------
  Russell 1000 Value Index
  (secondary) (reflects no
  deductions for fees, expenses
  or taxes)
-----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A and Class B shares commenced operations on February 1, 1997. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
NOTE: Prior to October 27, 2006, a different sub-adviser managed this fund. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to March 1, 2002, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------
       SHAREHOLDER FEES (fees paid directly from your investment)
                                                   CLASS OF SHARES
                                                   ---------------
                                               A         B          C
-------------------------------------------------------------------------
 Maximum sales charge (load) imposed on     5.50%(a)    None       None
 purchases (as a % of offering price)
-------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as
 a percentage of purchase price or          N/A(b)    5.00(c)    1.00(d)
 redemption proceeds, whichever is lower)
-------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount     2.00%     2.00%      2.00%
 redeemed)(e)
-------------------------------------------------------------------------
       ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average daily net assets)(f)
                                                   CLASS OF SHARES
                                                   ---------------
                                               A         B          C
-------------------------------------------------------------------------
 Management fees
 Distribution and service (12b-1) fees(g)    0.00%     0.00%      0.00%
 Other expenses
-------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE (FORMERLY, TA IDEX SALOMON INVESTORS VALUE)
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISOR:

   ClearBridge Advisors, LLC
   399 Park Avenue
   New York, New York 10022

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average daily net assets.........................    0.35%
less 50% of any amount reimbursed pursuant to the
fund's expense limitation.

PORTFOLIO MANAGERS:

MARK J. MCALLISTER, CFA and ROBERT FEITLER serve as co-portfolio managers and are responsible for the day-to-day management of this fund.

Mr. McAllister, Managing Director and Senior Portfolio Manager, joined ClearBridge or its predecessor firms in June 1999. Mr. McAllister has a B.S. in accounting from St. John's University and an MBA in Finance from New York University.

Mr. Feitler is a Managing Director of ClearBridge. He joined ClearBridge or its predecessor firms in 1995. Mr. Feitler has a B.A. in Economics from Haverford College and an M.B.A. in finance from the University of Wisconsin.

ClearBridge is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

ClearBridge is a wholly owned subsidiary of Legg Mason, Inc.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                                  CLASS A                               CLASS B
                                            -------------------------------------------------------------------------
                                                           For the Period Ended                   For the Period Ended
                                                             October 31,(d,g)                      October 31,(d,g)
                                            -------------------------------------------------------------------------
                                              2006       2005       2004      2003       2002       2006       2005
                                            --------   --------   --------   -------   --------   --------   --------
Net Asset Value, Beginning of Period                     $13.30     $12.51    $10.21     $12.55                $12.65
Investment Operations:
 Net Investment Income (Loss)                              0.16       0.10      0.08       0.04                  -(h)
 Net Realized and Unrealized Gain (Loss)                   1.11       1.09      2.31      (2.10)                 1.08
   Total Operations                                        1.27       1.19      2.39      (2.06)                 1.08
                                            -------------------------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.19)     (0.10)    (0.02)         -                 (0.04)
 From Net Realized Gains                                  (0.21)     (0.30)    (0.07)     (0.28)                (0.21)
   Total Distributions                                    (0.40)     (0.40)    (0.09)     (0.28)                (0.25)
Net Asset Value, End of Period                           $14.17     $13.30    $12.51     $10.21                $13.48
                                            =========================================================================

Total Return(c)                                            9.60%      9.52%    23.57%    (16.90)%                8.53%
Net Assets, End of Period (000's)                      $180,933   $405,455   $233,779   $46,960               $17,684
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.25%      1.25%     1.42%      1.55%                 2.20%
   Total(f)                                                1.25%      1.25%     1.42%      1.91%                 2.24%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           1.14%      0.72%     0.71%      0.56%                 0.02%
 Portfolio Turnover Rate(b)                                  47%        33%       32%       101%                   47%

                                                       CLASS B                               CLASS C
                                            -------------------------------------------------------------------------
                                              For the Period Ended
                                                  October 31,(d,g)                      October 31,(d,g)
                                            -------------------------------------------------------------------------
                                              2004      2003       2002       2006       2005       2004       2003
                                            --------   -------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period          $11.99     $9.84     $12.19                $12.62     $11.99      $9.77
Investment Operations:
 Net Investment Income (Loss)                   0.01      0.01      (0.01)                 -(h)      (0.05)      0.01
 Net Realized and Unrealized Gain (Loss)        1.05      2.23      (2.06)                 1.08       1.08       2.30
   Total Operations                             1.06      2.24      (2.07)                 1.08       1.03       2.31
                                            -------------------------------------------------------------------------
Distributions:
 From Net Investment Income                    (0.10)    (0.02)         -                 (0.06)     (0.10)     (0.02)
 From Net Realized Gains                       (0.30)    (0.07)     (0.28)                (0.21)     (0.30)     (0.07)
   Total Distributions                         (0.40)    (0.09)     (0.28)                (0.27)     (0.40)     (0.09)
Net Asset Value, End of Period                $12.65    $11.99      $9.84                $13.43     $12.62     $11.99
                                            =========================================================================
Total Return(c)                                 8.82%    22.93%    (17.47)%                8.57%      8.62%     23.81%
Net Assets, End of Period (000's)            $20,463   $20,102    $16,980                $4,908     $5,981       $797
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                       1.86%     2.07%      2.20%                 2.20%      2.20%      2.07
   Total(f)                                     1.86%     2.07%      2.56%                 2.38%      2.30%      2.07%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                0.11%     0.06%     (0.09)%                0.03%     (0.37)%     0.05%
 Portfolio Turnover Rate(b)                       33%       32%       101%                   47%        33%        32%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.
(h)  Rounds to less than $0.01.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Marsico Growth is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Columbia Management Advisors, LLC (Columbia), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve this objective by investing principally in:

- common stocks

This fund invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The fund will normally hold a core position of between 35 and 50 common stocks. The fund may hold a limited number of additional common securities at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

WHAT IS A "TOP-DOWN" APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers, and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The fund's core investments generally are comprised of large cap (typically having a market capitalization in the range of $4 billion or more) established companies and securities that exhibit growth characteristics. However, the fund also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes e.g. the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico may sell the fund's investments if stock prices appreciate excessively in relation to fundamental prospects. Companies also may be sold if they fail to realize their growth potential, or there are more attractive opportunities elsewhere.

While the fund invests principally in publicly traded U.S. securities, Marsico may invest up to 20% in the aggregate in foreign equity securities listed on foreign markets, including companies in emerging markets, (including securities of issuers quoted in foreign currencies), or, to a lesser extent, in other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of two broad measures of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is composed of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Growth Index (secondary), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Each index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR GRAPH)                    ------------------

2000                                                                             -8.22
2001                                                                            -14.19
2002                                                                            -27.12
2003                                                                             27.23
2004                                                                             11.31
2005                                                                              7.10
2006

------------------------------------------------------------
CLASS A SHARES:               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                     1 YEAR    5 YEARS      FUND(2)
---------------------------------------------------------------------
  Class A
---------------------------------------------------------------------
    Return before taxes
---------------------------------------------------------------------
    Return after taxes on
    distributions(3)
---------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)
---------------------------------------------------------------------
  Class B
---------------------------------------------------------------------
  Class C
---------------------------------------------------------------------
  S & P 500 Index (reflects no
  deductions for fees, expenses or
  taxes)
---------------------------------------------------------------------
  Russell 1000 Growth Index
  (secondary) (reflects no
  deductions for fees, expenses or
  taxes)
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plans. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A and Class B shares commenced operations on March 1, 1999. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to November 1, 2002, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on        5.50%(a)    None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    N/A(b)    5.00(c)    1.00(d)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading days
 or less (as a percentage of amount             2.00%     2.00%      2.00%
 redeemed)(e)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(f)
                                                      CLASS OF SHARES
                                                      ---------------
                                                  A         B          C
----------------------------------------------------------------------------
 Management fees
 Distribution and service (12b-1) fees(g)       0.00%     0.00%      0.00%
 Other expenses
----------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.(*)

--------------------------------------------------
--------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------
    A
    B(+)
    C
--------------------------------------------------

(+)Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*)The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Columbia Management Advisors, LLC
   (formerly Banc of America Capital Management, LLC)
   101 South Tryon Street
   Charlotte, North Carolina 28255

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $250 million.............................    0.40%
Next $250 million..............................    0.375%
Next $500 million..............................    0.35%
Over $1 billion................................    0.30%

PORTFOLIO MANAGER:

THOMAS F. MARSICO is founder and the Chief Executive Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997, and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the fund's inception date) through August 11, 1997.

Marsico is located at 1200 17(th) Street, Suite 1600, Denver, CO 80202.

Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment services to other mutual funds and private accounts
and, as of       , had approximately $   billion under management.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                               CLASS A
                                            ----------------------------------------------
                                                      For the Period Ended(d,g)
                                                             October 31,
                                            ----------------------------------------------
                                              2006      2005      2004      2003     2002
                                            --------   -------   -------   ------   ------
Net Asset Value, Beginning of Period                     $9.15     $8.97    $7.56    $9.10
Investment Operations:
 Net Investment Income (Loss)                            (0.03)    (0.05)   (0.08)   (0.06)
 Net Realized and Unrealized Gain (Loss)                  1.20      0.23     1.49    (1.48)
   Total Operations                                       1.17      0.18     1.41    (1.54)
                                            ----------------------------------------------
Distributions:
 From Net Investment Income                                  -         -        -        -
 From Net Realized Gains                                     -         -        -        -
   Total Distributions                                       -         -        -        -
Net Asset Value, End of Period                          $10.32     $9.15    $8.97    $7.56
                                            ----------------------------------------------

Total Return(c)                                          12.79%     2.01%   18.65%  (16.88)%
Net Assets, End of Period (000's)                      $102,906  $37,186   $34,167  $5,752
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                 1.35%(h)    1.52%   1.75%   1.73%
   Total(f)                                               1.35%(h)    1.52%   1.80%   2.05%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         (0.30)%   (0.58)%  (0.97)%  (0.56)%
 Portfolio Turnover Rate(b)                                 74%       85%     129%      34%

                                                                CLASS B                                     CLASS C
                                            -------------------------------------------------------------------------------------
                                                       For the Period Ended(d,g)                   For the Period Ended(d,g)
                                                              October 31,                                 October 31,
                                            -------------------------------------------------------------------------------------
                                             2006      2005      2004      2003      2002      2006      2005      2004     2003
                                            -------   -------   -------   -------   -------   -------   -------   ------   ------
Net Asset Value, Beginning of Period                    $8.80     $8.68     $7.36     $8.92              $ 8.78    $8.68    $7.18
Investment Operations:
 Net Investment Income (Loss)                           (0.12)    (0.10)    (0.12)    (0.11)              (0.11)   (0.12)   (0.12)
 Net Realized and Unrealized Gain (Loss)                 1.15      0.22      1.44     (1.45)               1.14     0.22     1.62
   Total Operations                                      1.03      0.12      1.32     (1.56)               1.03     0.10     1.50
                                            -------------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                                 -         -         -         -                   -        -        -
 From Net Realized Gains                                    -         -         -         -                   -        -        -
   Total Distributions                                      -         -         -         -                   -        -        -
Net Asset Value, End of Period                          $9.83     $8.80     $8.68     $7.36              $ 9.81    $8.78    $8.68
                                            -------------------------------------------------------------------------------------
Total Return(c)                                         11.70%     1.38%    17.93%   (17.52)%             11.69%    1.27%   20.89%
Net Assets, End of Period (000's)                     $20,650   $19,792   $19,723   $14,130             $12,009   $9,379   $1,200
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.31%(h)    2.13%    2.40%    2.38%               2.26%(h)   2.40%   2.46%
   Total(f)                                              2.31%(h)    2.13%    2.45%    2.70%               2.26%(h)   2.40%   2.46%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        (1.24)%   (1.19)%   (1.62)%   (1.21)%             (1.20)%  (1.38)%  (1.62)%
 Portfolio Turnover Rate(b)                                15%       85%      129%       34%                 15%      85%     129%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.
(h) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.03%, 0.03% and 0.03% for Class A, Class B and Class C, respectively.

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Jennison Growth is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Jennison Associates LLC (Jennison), seeks to achieve the fund's objective by investing substantially all, but at least 65%, of its total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. These companies are generally medium- to large-capitalization companies.

The sub-adviser uses a "bottom up" approach, researching and evaluating individual companies, to manage the fund's investments.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

In selecting stocks for the fund, the sub-adviser looks for companies with the following financial characteristics:

- superior absolute and relative earnings growth

- above average revenue and earnings per share growth

- sustainable or improving profitability

- strong balance sheets

In addition, Jennison looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the fund invests have historically been more volatile than the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). In addition, companies that have an earnings growth ratio higher than that of the average S&P 500 Index company tend to reinvest their earnings rather than distribute them, so the fund is not likely to receive significant dividend income on its investments. The sub-adviser focuses on stocks of companies that have distinct attributes such as:

- strong market position with a defensible franchise

- unique marketing competence

- strong research and development leading to superior new product flow

- capable and disciplined management

Such companies generally trade at high prices relative to their current earnings. The portfolio may invest up to 20% of its assets in the securities of foreign issuers.

The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and are favorably valued.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
[BAR GRAPH]                    ------------------

1997                                                                             21.11
1998                                                                             -5.34
1999                                                                             29.33
2000                                                                            -28.56
2001                                                                             10.06
2002                                                                            -20.92
2003                                                                             30.94
2004                                                                             10.20
2005                                                                             13.67
2006

-----------------------------------------------------------
CLASS A SHARES:             QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:
-----------------------------------------------------------
  Worst Quarter:
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

------------------------------------------------------------------------
                                                             10 YEARS OR
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------
    Return before taxes
------------------------------------------------------------------------
    Return after taxes on
    distributions(3)
------------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)
------------------------------------------------------------------------
  Class B
------------------------------------------------------------------------
  Class C
------------------------------------------------------------------------
  Russell 1000 Growth Index
  (reflects no deductions for fees,
  expenses or taxes)
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A and Class B shares commenced operations on February 1, 1996. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to December 1, 2000, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to March 1, 2004, the fund employed different investment strategies than its current investment strategies.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                    CLASS OF SHARES
                                                    ---------------
                                                A         B          C
--------------------------------------------------------------------------
 Maximum sales charge (load) imposed on      5.50%(a)    None       None
 purchases (as a % of offering price)
--------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption  N/A(b)    5.00(c)    1.00(d)
 proceeds, whichever is lower)
--------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount      2.00%     2.00%      2.00%
 redeemed)(e)
--------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(f)
                                                    CLASS OF SHARES
                                                    ---------------
                                                A         B          C
--------------------------------------------------------------------------
 Management fees
 Distribution and service (12b-1) fees(g)     0.00%     0.00%      0.00%
 Other expenses
--------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............    0.775%
Over $500 million up to $1 billion..............     0.70%
Over $1 billion up to $1.5 billion..............    0.675%
Over $1.5 billion...............................     0.65%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Jennison Associates LLC
   466 Lexington Avenue
   New York, New York 10017

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $250 million...............................    0.40%
Over $250 million up to $500 million.............    0.35%
Over $500 million up to $1 billion...............    0.30%
Over $1 billion up to $1.5 billion...............    0.25%
Over $1.5 billion................................    0.20%

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS:

MICHAEL A. DEL BALSO, SPIROS SEGALAS and BLAIR A. BOYER are the portfolio managers of the fund. Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

MICHAEL A. DEL BALSO joined Jennison in 1972 and is currently a Managing Director at Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Balso is a graduate of Yale University and received his M.B.A. from Columbia University. He is a member of The New York Society of Security Analysts, Inc.

SPIROS SEGALAS was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer at Jennison. He received his B.A. from Princeton University and is a member of The New York Society of Security Analysts, Inc.

BLAIR A. BOYER is a Managing Director of Jennison. Mr. Boyer came to Jennison in 1993 after ten years with Amhold & S. Bleichroeder, Inc. In January 2003, Mr. Boyer joined the growth equity team, after co-managing international equity portfolios since joining Jennison. During his tenure as an international equity portfolio manager, he managed the Jennison International Growth Fund from its inception in March 2000. Mr. Boyer managed international equity portfolios at Bleichroeder from 1989 to 1993. Prior to that, he was a research analyst and then a senior portfolio manager in the Verus Capital division at Bleichroeder. Mr. Boyer graduated from Bucknell University in 1983 with a B.A. in economics. He received an M.B.A. in finance from New York University in 1989.

The portfolio managers for the fund are supported by members of Jennison's Large Cap Growth Equity Team, which is comprised of other Jennison portfolio managers, Jennison research analysts and other investment professionals of Jennison. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss purchase and sales activity of all accounts in the particular product strategy. Team members provide research support and make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                                CLASS A
                                            -----------------------------------------------
                                                       For the Period Ended(d,g)
                                                              October 31,
                                            -----------------------------------------------
                                             2006      2005      2004      2003      2002
                                            -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                    $9.52     $8.54     $6.88     $8.04
Investment Operations:
 Net Investment Income (Loss)                           (0.03)    (0.07)    (0.04)    (0.05)
 Net Realized and Unrealized Gain (Loss)                 1.57      1.05      1.70     (1.11)
   Total Operations                                      1.54      0.98      1.66     (1.16)
                                            -----------------------------------------------
Distributions:
 From Net Investment Income                                 -         -         -         -
 From Net Realized Gains                                    -         -         -         -
   Total Distributions                                      -         -         -         -
Net Asset Value, End of Period                         $11.06     $9.52     $8.54     $6.88
                                            ===============================================

Total Return(c)                                         16.18%    11.48%    24.13%   (14.47)%
Net Assets, End of Period (000's)                     $64,920   $57,760   $18,833   $21,836
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                1.41%     1.59%     1.75%     1.75%
   Total(f)                                              1.41%     1.59%     1.90%     1.82%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        (0.33)%   (0.79)%   (0.54)%   (0.52)%
 Portfolio Turnover Rate(b)                                86%      147%      100%       98%

                                                                CLASS B                                      CLASS C
                                            ---------------------------------------------------------------------------------------
                                                         For the Period Ended                         For the Period Ended
                                                              October 31,                                  October 31,
                                            ---------------------------------------------------------------------------------------
                                             2006      2005      2004      2003      2002      2006      2005      2004      2003
                                            -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                    $9.03     $8.14     $6.60     $7.77               $9.05     $8.14     $6.60
Investment Operations:
 Net Investment Income (Loss)                           (0.11)    (0.12)    (0.08)    (0.10)              (0.12)    (0.15)    (0.09)
 Net Realized and Unrealized Gain (Loss)                 1.47      1.01      1.62     (1.07)               1.48      1.06      1.63
   Total Operations                                      1.36      0.89      1.54     (1.17)               1.36      0.91      1.54
                                            ---------------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                                 -         -         -         -                   -         -         -
 From Net Realized Gains                                    -         -         -         -                   -         -         -
   Total Distributions                                      -         -         -         -                   -         -         -
Net Asset Value, End of Period                         $10.39     $9.03     $8.14     $6.60              $10.41     $9.05     $8.14
                                            =======================================================================================
Total Return(c)                                         15.06%    10.93%    23.33%   (15.10)%             15.03%    11.18%    23.33%
Net Assets, End of Period (000's)                     $32,778   $34,667   $37,500   $37,363             $11,163   $13,717      $607
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                2.27%     2.24%     2.40%     2.40%               2.37%     2.39%     2.40%
   Total(f)                                              2.27%     2.24%     2.55%     2.47%               2.37%     2.39%     2.55%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        (1.18)%   (1.37)%   (1.19)%   (1.17)%             (1.20)%   (1.68)%   (1.19)
%
 Portfolio Turnover Rate(b)                                86%      147%      100%       98%                 86%      147%      100%

(a)  Annualized.
(b)  Not Annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on the average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX MFS INTERNATIONAL EQUITY (FORMERLY, TA IDEX AMERICAN CENTURY INTERNATIONAL)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX MFS International Equity is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, MFS Investment Management (MFS), seeks to achieve this objective by investing principally in:

- equity securities of foreign companies

The fund invests, under normal market conditions, at least 80% of its net assets in equity securities of foreign (including emerging market) issuers. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities. The fund may invest in companies of any size.

In selecting investments for the fund, the sub-adviser is not constrained to any particular investment style. The fund may invest its assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stock of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

The fund may invest in derivative instruments.

MFS uses a "bottom-up" investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for their greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities, tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign securities and short-term price volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged index of market performance which includes stocks traded on exchanges in Europe, Australia, and the Far East, weighted by capitalization. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total return for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR CHART)                    ------------------

1998                                                                             11.21
1999                                                                             30.63
2000                                                                            -12.43
2001                                                                            -25.05
2002                                                                            -20.05
2003                                                                             23.45
2004                                                                             14.13
2005                                                                             10.77
2006

------------------------------------------------------------
CLASS A SHARES               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-----------------------------------------------------------------------
                                                              LIFE OF
                                     1 YEAR      5 YEARS      FUND(2)
-----------------------------------------------------------------------
  Class A
-----------------------------------------------------------------------
    Return before taxes
-----------------------------------------------------------------------
    Return after taxes on
    distributions(3)
-----------------------------------------------------------------------
    Return after taxes on
    distributions and sale of fund
    shares(3)
-----------------------------------------------------------------------
  Class B
-----------------------------------------------------------------------
  Class C
-----------------------------------------------------------------------
  Morgan Stanley Capital
  International (EAFE) (reflects
  no deductions for fees, expenses
  or taxes)
-----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A and Class B shares commenced operations on February 1, 1997. Class C shares commenced operations on November 11, 2002.
(3) The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
NOTE: Prior to July 3, 2006, a different sub-adviser managed this fund, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                    CLASS OF SHARES
                                                    ---------------
                                              A          B            C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on    5.50%(a)    None         None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as
 a percentage of purchase price or         N/A(b)     5.00(c)      1.00(d)
 redemption proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount    2.00%      2.00%        2.00%
 redeemed)(e)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(f)
                                                    CLASS OF SHARES
                                                    ---------------
                                              A          B            C
----------------------------------------------------------------------------
 Management fees
 Distribution and service (12b-1) fees(g)   0.00%      0.00%        0.00%
 Other expenses
----------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million.............................    0.925%
Over $250 million up to $500 million...........    0.90%
Over $500 million up to $1 billion.............    0.85%
Over $1 billion................................    0.80%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   MFS Investment Management
   500 Boylston Street
   Boston, Massachusetts 02116

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Up to $500 million.............................    0.475%
Next $500 million..............................    0.45%
Over $1 billion................................    0.40%

PORTFOLIO MANAGERS:

The fund managers on the investment team are:

DAVID R. MANNHEIM, Senior Vice President and Director of Core Portfolio Management at MFS, is a Portfolio Manager of the fund. Mr. Mannheim joined MFS in 1988 as an Equity Research Analyst following non-U.S. securities; he was named Portfolio Manager at MFS in 1992. Prior to joining MFS, he was a Lending Officer for Midlantic National Bank. He is a graduate of Amherst College and the MIT Sloan School of Management.

MARCUS L. SMITH, Senior Vice President and Director of Asian Research at MFS, is a Portfolio Manager of the fund. Mr. Smith joined MFS in 1998 as an Equity Research Analyst following European securities; he was named Portfolio Manager at MFS in 2001. Prior to joining MFS, he was a Senior Consultant for Andersen Consulting. He is a graduate of Mount Union College and the Wharton School of the University of Pennsylvania.

Massachusetts Financial Services is America's oldest mutual fund organization. It and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. It is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's annual report ended October 31, 2006 and TA IDEX's semi-annual report for the period ending April 30, 2007.

TA IDEX MFS INTERNATIONAL EQUITY
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                                 CLASS A
                                            --------------------------------------------------
                                                        For the Period Ended(d,g)
                                                               October 31,
                                            --------------------------------------------------
                                             2006      2005       2004       2003       2002
                                            -------   -------   --------   --------   --------
Net Asset Value, Beginning of Period                    $8.81      $8.03      $7.00      $8.38
Investment Operations:
 Net Investment Income (Loss)                            0.03          -(h)     0.02      0.01
 Net Realized and Unrealized Gain (Loss)                 1.30       0.80       1.01      (1.39)
   Total Operations                                      1.33       0.80       1.03      (1.38)
                                            --------------------------------------------------
Distributions:
 From Net Investment Income                             (0.07)     (0.02)         -          -
 From Net Realized Gains                                    -          -          -          -
   Total Distributions                                  (0.07)     (0.02)         -          -
Net Asset Value, End of Period                         $10.07      $8.81      $8.03      $7.00
                                            ==================================================

Total Return(c)                                         15.17%      9.95%     14.71%    (16.49)%
Ratio/Supplemental Data:
Net Assets, End of Period (000's)                     $67,656   $187,608   $152,086    $14,921
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                1.56%      1.59%      1.78%      1.87%
   Total(f)                                              1.56%      1.59%      2.39%      3.68%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                         0.36%     (0.05)%     0.23%      0.22%
 Portfolio Turnover Rate(b)                                82%       159%       220%       241%

                                                               CLASS B                                   CLASS C
                                            ---------------------------------------------------------------------------------
                                                      For the Period Ended(d,g)                 For the Period Ended(d,g)
                                                             October 31,                               October 31,
                                            ---------------------------------------------------------------------------------
                                             2006     2005      2004      2003      2002     2006     2005     2004     2003
                                            ------   -------   -------   -------   ------   ------   ------   ------   ------
Net Asset Value, Beginning of Period                   $8.41     $7.70     $6.76    $8.15             $8.40    $7.70    $6.73
Investment Operations:
 Net Investment Income (Loss)                              -(h)   (0.04)   (0.03)   (0.04)                -(h)  (0.09)  (0.03)
 Net Realized and Unrealized Gain (Loss)                1.21      0.77      0.97    (1.35)             1.20     0.81     1.00
   Total Operations                                     1.21      0.73      0.94    (1.39)             1.20     0.72     0.97
                                            ---------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                                -(h)   (0.02)       -        -             (0.05)   (0.02)       -
 From Net Realized Gains                                   -         -         -        -                 -        -        -
   Total Distributions                                     -     (0.02)        -        -             (0.05)   (0.02)       -
Net Asset Value, End of Period                         $9.62     $8.41     $7.70    $6.76             $9.55    $8.40    $7.70
                                            =================================================================================
Total Return(c)                                        14.41%     9.46%    13.91%  (17.09)%           14.36%    9.33%   14.41%
Ratio/Supplemental Data:
Net Assets, End of Period (000's)                    $21,069   $20,153   $21,421   $5,328            $8,737   $9,166     $568
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                               2.34%     2.09%     2.44%    2.52%             2.34%    2.40%    2.44%
   Total(f)                                             2.72%     2.09%     3.05%    4.33%             2.70%    2.49%    3.04%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                       (0.01)%   (0.46)%   (0.42)%  (0.43)%           (0.01)%  (1.07)%  (0.42)%
 Portfolio Turnover Rate(b)                               82%      159%      220%     241%               82%     159%     220%

NOTES TO FINANCIAL HIGHLIGHTS
(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) The inception date for the Fund's offering of share Class C was November 11, 2002.
(h)  Rounds to less than $(0.01) per share.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of the fund is long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ING Clarion Real Estate Securities, LP (Clarion), seeks to achieve its objective by investing principally in equity securities of real estate companies which include:

- common stocks

- convertible securities

Under normal conditions, the fund will invest at least 80% of its assets in a portfolio of equity securities of issuers that are principally engaged in the real estate industry. In selecting investments for the fund, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. The fund's portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. As a general matter, these investments are expected to be in common stocks of large-, mid-and small-sized issuers, including real estate investment trusts (REITs).

Clarion uses a disciplined two-step process for constructing the fund's portfolio. First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers, through which it examines several factors, including value and property, capital structure, and management and strategy. Clarion may decide to sell investments held by the fund for a variety of reasons, such as to secure gains, limit losses, or redeploy fund investments into opportunities believed to be more promising. Clarion also may engage in frequent and active trading of fund investments to achieve the fund's investment objective.

The fund may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the fund does not directly invest in real estate.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

  - changes in currency values

  - currency speculation

  - currency trading costs

  - different accounting and reporting practices

  - less information available to the public

  - less (or different) regulation of securities markets

  - more complex business negotiations

  - less liquidity

  - more fluctuations in prices

  - delays in settling foreign securities transactions

  - higher costs for holding shares (custodial fees)

  - higher transaction costs

  - vulnerability to seizure and taxes

  - political instability and small markets

  - different market trading days.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

- Increases in property taxes

- Increases in operating expenses or interest rates

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

- REITS

Equity REITs can be affected by changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent, or poor management. A REIT's performance also depends on the ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term total return consisting of current income and potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified fund invested primarily in securities of real estate companies and their exposure to real estate markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual returns for different periods compare to the returns of a broad measure of market performance, the S&P/ Citigroup World Property Index, a widely recognized unmanaged index of market performance which measures the performance of stocks of companies worldwide that derive more than 60% of their sales from property or real estate-related activities. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
[BAR CHART]

2004                                                                             32.60
2005                                                                             12.82
2006

------------------------------------------------------------
CLASS A SHARES:               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

-------------------------------------------------------------------
                                                           LIFE OF
                                                1 YEAR     FUND(2)
-------------------------------------------------------------------
  Class A
-------------------------------------------------------------------
    Return before taxes
-------------------------------------------------------------------
    Return after taxes on distributions(3)
-------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)
-------------------------------------------------------------------
  Class B
-------------------------------------------------------------------
  Class C
-------------------------------------------------------------------
  S&P/Citigroup World Property Index
  (reflects no deduction for fees, expenses
  or taxes)
-------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2003.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to November 1, 2005, the fund employed different investment strategies than its current investment strategies.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
          SHAREHOLDER FEES (fees paid directly from your investment)
                                                  CLASS OF SHARES
                                                  ---------------
                                              A          B          C
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on    5.50%(a)     None      None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as
 a percentage of purchase price or          N/A(b)    5.00(c)    1.00(d)
 redemption proceeds, whichever is lower)
------------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount    2.00%      2.00%      2.00%
 redeemed)(e)
------------------------------------------------------------------------------
          ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average daily net assets)(f)
                                                  CLASS OF SHARES
                                                  ---------------
                                              A          B          C
------------------------------------------------------------------------------
 MANAGEMENT FEES
 DISTRIBUTION AND SERVICE (12b-1) FEES(G)   0.00%      0.00%      0.00%
 OTHER EXPENSES
------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid during the first year of the periods set forth above.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS

First $250 million...............................    0.80%
Over $250 million up to $500 million.............    0.775%
Over $500 million up to $1 billion...............    0.70%
Over $1 billion..................................    0.65%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

SUB-ADVISER:

   ING Clarion Real Estate Securities LP
   259 N. Radnor-Chester Road, Suite 205
   Radnor, Pennsylvania 19087

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $250 million...............................        0.40%
Over $250 million up to $500 million.............        0.375%
Over $500 million up to $1 billion...............        0.35%
Over $1 billion..................................        0.30%
less 50% of any amount reimbursed pursuant to the
fund's expense limitation

PORTFOLIO MANAGERS:

T. RITSON FERGUSON, CFA, JOSEPH P. SMITH, CFA AND STEVEN D. BURTON, CFA, serve as co-managers of this fund.

T. RITSON FERGUSON, CFA, is the Chief Investment Officer and Managing Director of Clarion. He joined Clarion in 1991, and provides oversight of the firm's day-to-day management of the fund.

JOSEPH P. SMITH, CFA, is a Managing Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1997, he was with Alex Brown & Sons, Inc., as an associate in the Real Estate Investment Banking Group.

STEVEN D. BURTON, CFA, is a Managing Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1995, he was with GE Investment Corporation.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                             CLASS A                                  CLASS B
                                            --------------------------------------------------------------------------------
                                                    For the Period Ended(d,g)                For the Period Ended(d,g)
                                                           October 31,                              October 31,
                                            --------------------------------------------------------------------------------
                                              2006       2005       2004       2003       2006      2005      2004     2003
                                            --------   --------   --------   --------   --------   -------   ------   ------
Net Asset Value, Beginning of Period                     $13.99     $12.25     $10.00               $13.99   $12.22   $10.00
Investment Operations:
 Net Investment Income (Loss)                              0.27       0.28       0.43                 0.06     0.25     0.38
 Net Realized and Unrealized Gain (Loss)                   2.46       3.05       1.95                 2.49     3.03     1.95
 Total Operations                                          2.73       3.33       2.38                 2.55     3.28     2.33
                                            --------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                               (0.41)     (0.53)     (0.13)               (0.22)   (0.45)   (0.11)
 From Net Realized Gains                                  (0.18)     (1.06)         -                (0.18)   (1.06)       -
   Total Distributions                                    (0.59)     (1.59)     (0.13)               (0.40)   (1.51)   (0.11)
Net Value, End of Period                                 $16.13     $13.99     $12.25               $16.14   $13.99   $12.22
                                            ================================================================================

Total Return(c)                                           19.87%     29.30%     23.80%               18.45%   28.96%   23.33%
Net Assets, End of Period (000's)                      $139,290   $125,423    $64,090               $6,644   $4,042   $1,804
Ratios/Supplemental Data
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.25%      1.30%      1.75%                2.38%    1.51%    2.40%
   Total(f)                                                1.25%      1.30%      1.76%                2.38%    1.51%    2.41%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           1.77%      2.16%      5.55%                0.42%    1.97%    4.91%
 Portfolio Turnover Rate(b)                                  66%        73%        95%                  66%      73%      95%

                                                         CLASS C
                                            ---------------------------------
                                                For the Period Ended(d,g)
                                                       October 31,
                                            ---------------------------------
                                             2006     2005     2004     2003
                                            ------   ------   ------   ------
Net Asset Value, Beginning of Period                 $13.92   $12.22   $10.00
Investment Operations:
 Net Investment Income (Loss)                          0.11     0.17     0.38
 Net Realized and Unrealized Gain (Loss)               2.44     3.04     1.95
 Total Operations                                      2.55     3.21     2.33
                                            ---------------------------------
Distributions:
 From Net Investment Income                           (0.27)   (0.45)   (0.11)
 From Net Realized Gains                              (0.18)   (1.06)       -
   Total Distributions                                (0.45)   (1.51)   (0.11)
Net Value, End of Period                             $16.02   $13.92   $12.22
                                            =================================
Total Return(c)                                       18.53%   28.32%   23.33%
Net Assets, End of Period (000's)                    $5,632   $5,325   $1,913
Ratios/Supplemental Data
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                              2.27%    2.22%    2.40%
   Total(f)                                            2.27%    2.22%    2.41%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                       0.76%    1.32%    4.91%
 Portfolio Turnover Rate(b)                              66%      73%      95%

NOTES TO FINANCIAL HIGHLIGHTS
(a) Annualized.
(b) Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX Clarion Global Real Estate Securities commenced operations on March 1, 2003.

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Evergreen Health Care is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing, under normal circumstances, at least 80% of the portfolio's assets in the equity securities of "health care companies." A company is generally deemed to be a "health care company" if it develops, produces or distributes products or services related to the health care or medical industries and derives a substantial portion (i.e., more than 50%) of its revenue from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The fund may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies to invest in, Evergreen looks for strong management, growing product lines, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both Evergreen's estimate of their fundamental investment value and their relative attractiveness compared to their business competitors. Evergreen generally does not take portfolio turnover into account in making investment decisions. This means that the fund could have a high portfolio turnover (100% or more) in any fiscal year.

The fund may invest in securities of both domestic and foreign issuers. There is no limit to the amount the fund may invest in foreign securities.

The fund may invest in futures and options, which are forms of derivatives. Such practices are used to hedge the fund's portfolio to protect against market decline, to maintain the fund's exposure to its market, to manage cash or to attempt to increase income. In addition, the fund may also engage in short sales of securities to hedge the fund's portfolio, to protect against market decline, to maintain the fund's exposure to its market, to manage cash or to attempt to increase income.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- HEALTH CARE SECTOR
To the extent the fund invests a significant portion of its assets in one or more economic sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the sectors or industries than if the fund always maintained wide diversity among the sectors and industries in which it invests.

Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A health care company's valuation can often be based largely on the potential or actual performance of a limited number of products. A health care company's valuation can be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in health care companies include the risk that the economic prospects, and the share prices, of such companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

  - changes in currency values

  - currency speculation

  - currency trading costs

  - different accounting and reporting practices

  - less information available to the public

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

  - less (or different) regulation of securities markets

  - more complex business negotiations

  - less liquidity

  - more fluctuations in prices

  - delays in settling foreign securities transactions

  - higher costs for holding shares (custodial fees)

  - higher transaction costs

  - vulnerability to seizure and taxes

  - political instability and small markets

  - different market trading days

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for their greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES
Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

  - inaccurate market predictions

  - imperfect correlation
  - illiquidity

  - tax considerations

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

  - inaccurate market predictions which may result in losses instead of gains

  - prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- SHORT SALES
A short sale is effected by selling a security that the fund does not own, or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the fund will incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

- INVESTOR PROFILE
This fund may be appropriate for the investor who is seeking an aggressive approach to capital growth through investment in healthcare companies, and can accept the potential for above-average price fluctuations. The fund should not represent an investor's complete investment program or be used for short-term trading purposes.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 1500 Super Composite Health Care Index (S&P 1500 Index), an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 and the S&P 600 Indexes. The table shows average annual total returns for each class of shares of the fund, including deduction of sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
[BAR CHART]                    ------------------

2003                                                                             34.75
2004                                                                             13.95
2005                                                                             11.40
2006

------------------------------------------------------------
CLASS A SHARES:               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                              1 YEAR       FUND(2)
--------------------------------------------------------------------
  Class A
--------------------------------------------------------------------
    Return before taxes
--------------------------------------------------------------------
    Return after taxes on distributions(3)
--------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)
--------------------------------------------------------------------
  Class B
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
  S&P 1500 Index (reflects no deductions
    for fees, expenses or taxes)
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to March 1, 2006, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
         SHAREHOLDER FEES (fees paid directly from your investment)
                                                   CLASS OF SHARES
                                                   ---------------
                                             A         B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on   5.50%(a)    None      None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a percentage of purchase price or    N/A(b)    5.00(c)    1.00(d)
 redemption proceeds, whichever is
 lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount   2.00%     2.00%      2.00%
 redeemed)(e)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(f)
                                                CLASS OF SHARES
                                                ---------------
                                             A         B          C
----------------------------------------------------------------------------
 MANAGEMENT FEES
 DISTRIBUTION AND SERVICE (12B-1)          0.00%     0.00%      0.00%
 FEES(G)
 OTHER EXPENSES
----------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.87%
Over $100 million up to $250 million.............    0.85%
Over $250 million................................    0.80%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Evergreen Investment Management Company, LLC
   200 Berkeley Street
   Boston, Massachusetts 02116-5034

SUB-ADVISORY FEE:

First $100 million...............................    0.42%
Over $100 million up to $250 million.............    0.40%
Over $250 million................................    0.35%

PORTFOLIO MANAGER:

WALTER MCCORMICK, CFA, is a Managing Director, Senior Portfolio Manager, Interim Portfolio Manager of Evergreen Health Care Fund and Head of the Value Equity team of Evergreen's Equity Management group. He returned to Evergreen in 2002. Previously, he served as Head of the Large Cap Core Growth team at Keystone Investments, a predecessor firm (1984-1998). Additionally, Mr. McCormick has served as Head of the Large Cap Value team at David L. Babson & Co., (1998-2000) and Senior Portfolio Manager and Director of Equity Investments for Rhode Island Hospital Trust National Bank (1970-1984).

Mr. McCormick has been working in the investment management field since 1970. He received a B.A. from Providence College (1968) and a M.B.A. from Rutgers University (1970). Mr. McCormick has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a past president of the Providence Society of Financial Analysts.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                                CLASS A
                                            -----------------------------------------------
                                                       For the Period Ended(d,g)
                                                              October 31,
                                            -----------------------------------------------
                                             2006      2005       2004      2003      2002
                                            ------   --------   --------   -------   ------
Net Asset Value, Beginning of Period......           $  10.84      10.14      8.28    10.00
Investment Operations
 Net Investment Income (Loss).............              (0.12)     (0.13)    (0.16)   (0.08)
 Net Realized and Unrealized Gain
   (Loss).................................               1.82       1.18      2.02    (1.64)
 Total Operations.........................               1.70       1.05      1.86    (1.72)
                                            -----------------------------------------------
Distributions
 From Net Investment Income...............                 --         --        --       --
 From Net Realized Gains..................              (0.10)     (0.35)       --       --
 Total Distributions......................              (0.10)     (0.35)       --       --
Net Asset Value, End of Period............           $  12.44   $  10.84   $ 10.14   $ 8.28
                                            -----------------------------------------------
Total Return(c)...........................              15.69%     10.19%    22.46%  (17.20)%
Net Assets, End of Period (000's).........           $194,414   $154,957   $59,115   $3,804
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets(a)
 Net(e)...................................               1.44%      1.53%     1.95%    1.95%
 Total(f).................................               1.44%      1.53%     2.19%    8.76%
 Net Investment Income (Loss) to Average
   Net Assets(a)..........................              (1.02)%    (1.15)%   (1.61)%  (1.51)%
Portfolio Turnover Rate(b)................                 59%        35%       30%      43%

                                                         CLASS B                                       CLASS C
                                            -------------------------------------------------------------------------------
                                                     For the Period Ended(d,g)                For the Period Ended(d,g)
                                                            October 31,                              October 31,
                                            -------------------------------------------------------------------------------
                                             2006     2005     2004     2003     2002      2006     2005     2004     2003
                                            ------   ------   ------   ------   -------   ------   ------   ------   ------
Net Asset Value, Beginning of Period......            10.66    10.03     8.24     10.00             10.63    10.03     8.10
Investment Operations
 Net Investment Income (Loss).............            (0.25)   (0.17)   (0.21)    (0.11)            (0.25)   (0.24)   (0.22)
 Net Realized and Unrealized Gain
   (Loss).................................             1.79     1.15     2.00     (1.65)             1.79     1.19     2.15
 Total Operations.........................             1.54     0.98     1.79     (1.76)             1.54     0.95     1.93
                                            -------------------------------------------------------------------------------
Distributions
 From Net Investment Income...............               --       --       --        --                --       --       --
 From Net Realized Gains..................            (0.10)   (0.35)      --        --             (0.10)   (0.35)      --
 Total Distributions......................            (0.10)   (0.35)      --        --             (0.10)   (0.35)      --
Net Asset Value, End of Period............           $12.10   $10.66   $10.03   $  8.24            $12.07   $10.63   $10.03
                                            -------------------------------------------------------------------------------
Total Return(c)...........................            14.45%    9.59%   21.72%   (17.60)%           14.44%    9.28%   23.83%
Net Assets, End of Period (000's).........           $5,274   $4,590   $2,952   $   758            $2,223   $2,081   $  201
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets(a)
 Net(e)...................................             2.60%    2.09%    2.60%     2.60%             2.60%    2.60%    2.60%
 Total(f).................................             2.66%    2.09%    2.84%     9.41%             2.90%    3.41%    2.84%
 Net Investment Income (Loss) to Average
   Net Assets(a)..........................            (2.18)%  (1.58)%  (2.26)%   (2.16)%           (2.18)%  (1.61)%  (2.26)%
Portfolio Turnover Rate(b)................               59%      35%      30%       43%               59%      35%      30%

NOTES TO FINANCIAL HIGHLIGHTS
(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d)  Per share information is calculated based on average shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements.
(g) TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe Price Health Sciences) ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX PIMCO Real Return TIPS is to seek maximum real return consistent with preservation of real capital and prudent investment management.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in Treasury Inflation Indexed Securities, also referred to as Treasury Inflation Protected Securities or "TIPS".

PIMCO invests, under normal circumstances, at least 80% of the fund's net assets in TIPS of varying maturities. Inflation protected indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPIU) as the inflation measure. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the Lehman Brothers Global Real U.S. TIPS Index, which as of December 31, 2005 was 6.6 years. Additional inflation protected investments may include inflation indexed bonds issued by agencies of the U.S. Government, government sponsored enterprises, non U.S. governments, U.S. corporations and foreign companies.

Other investments may include mortgage related securities, including stripped mortgage related securities; and other fixed-income securities, including corporate bonds and notes, asset backed securities, money market instruments; and derivative instruments and forward commitments relating to the above securities. For a discussion of these securities and others, please refer to the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund's total assets.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

WHAT IS DURATION?
Duration is a weighted measure of the length of time a bond portfolio will repay its principal and interest. It is a calculation of the percentage change in the portfolio's value if interest rates move up or down in 1% increments. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bonds.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON DIVERSIFIED FUND?
A "non diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer with the exception of U.S. government securities and agencies, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer with the exception of U.S. government securities and its agencies.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- INTEREST RATE RISK
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short term and long term interest rates do not necessarily move in the same amount or the same direction. Short term securities tend to react to changes in short term interest rates, and long term securities tend to react to changes in long term interest rates. Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation.

Inflation protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- TAX CONSEQUENCES
Adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the fund's gross income. Please see the section entitled "Shareholder
Information - Distribution and Taxes" of this prospectus.

- CPIU MEASUREMENT RISK
The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods services.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- ISSUER RISK
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- MORTGAGE RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Global Real U.S. TIPS Index (LBGR U.S. TIPS Index), a widely recognized unmanaged index of market performance which is comprised of U.S. Treasury Inflation Linked Index securities. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of each year (%)

                                 CLASS A SHARES
                               ------------------
[Bar Chart]

2004                                                                             8.00
2005                                                                             1.88
2006

------------------------------------------------------------
CLASS A SHARES:               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                               1 YEAR      FUND(2)
--------------------------------------------------------------------
  Class A
--------------------------------------------------------------------
    Return before taxes
--------------------------------------------------------------------
    Return after taxes on distributions(3)
--------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)
--------------------------------------------------------------------
  Class B
--------------------------------------------------------------------
  Class C
--------------------------------------------------------------------
  LBGR U.S. TIPS Index (reflects no
  deductions for fees, expenses or taxes)
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

    returns are presented for only one class and returns for other classes will vary.
(2) The fund commenced operations on March 1, 2003.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
         SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                                A           B           C
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on      4.75%(a)     None        None
 purchases (as a % of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption   N/A(b)     5.00(c)     1.00(d)
 proceeds, whichever is lower)
-----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount      2.00%       2.00%       2.00%
 redeemed)(e)
-----------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average daily net assets)(f)
                                                     CLASS OF SHARES
                                                     ---------------
                                                A           B           C
-----------------------------------------------------------------------------
 MANAGEMENT FEES
 DISTRIBUTION AND SERVICE (12b-1) FEES(G)     0.00%       0.00%       0.00%
 OTHER EXPENSES
-----------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

--------------------------------------------------
--------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------
    A
    B(+)
    C
--------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.70%
Over $250 million up to $750 million.............    0.65%
Over $750 million................................    0.60%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Pacific Investment Management Co LLC
   840 Newport Center Drive
   Newport Beach, California 92660

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average daily net assets.........................    0.25%

PORTFOLIO MANAGER:

JOHN B. BRYNJOLFSSON, Managing Director of PIMCO and Portfolio Manager for this fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities. He has twenty-one years of investment experience, and holds a bachelor's degree in physics and mathematics from Columbia College and an MBA in finance and economics from the MIT Sloan School of Management.

PIMCO has provided investment advisory services since 1971.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by        , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                            CLASS A                                 CLASS B
                                            -----------------------------------------------------------------------------
                                                   For the Period Ended(d,g)               For the Period Ended(d,g)
                                                          October 31,                             October 31,
                                            -----------------------------------------------------------------------------
                                              2006       2005       2004      2003      2006      2005     2004     2003
                                            --------   --------   --------   -------   -------   ------   ------   ------
Net Asset Value, Beginning of Period                     $10.48     $10.10    $10.00             $10.42   $10.08   $10.00
Investment Operations
 Net Investment Income (Loss)                              0.30       0.02      0.14               0.23    (0.02)    0.09
 Net Realized and Unrealized Gain (Loss)                  (0.06)      0.76      0.07              (0.09)    0.75     0.08
   Total Operations                                        0.24       0.78      0.21               0.14     0.73     0.17
                                            -----------------------------------------------------------------------------
Distributions
 From Net Investment Income                               (0.32)     (0.02)    (0.11)             (0.22)   (0.01)   (0.09)
 From Net Realized Gains                                  (0.17)     (0.38)        -              (0.17)   (0.38)       -
   Total Distributions                                    (0.49)     (0.40)    (0.11)             (0.39)   (0.39)   (0.09)
Net Asset Value, End of Period                           $10.23     $10.48    $10.10             $10.17   $10.42   $10.08
                                            =============================================================================

Total Return(c)                                            2.35%      7.94%     2.09%              1.39%    7.51%    1.72%
Net Assets, End of Period (000's)                      $277,289   $330,282   $36,531             $9,896   $7,496   $3,194
Ratio/Supplemental Data
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.10%      1.15%     1.65%              2.00%    1.51%    2.30%
   Total(f)                                                1.10%      1.15%     2.03%              2.00%    1.51%    2.68%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           2.89%      0.20%     2.07%              2.26%   (0.20)%   1.42%
 Portfolio Turnover Rate(b)                                 662%     1,438%      480%               662%   1,438%     480%

                                                         CLASS C
                                            ---------------------------------
                                                For the Period Ended(d,g)
                                                       October 31,
                                            ---------------------------------
                                             2006     2005     2004     2003
                                            ------   ------   ------   ------
Net Asset Value, Beginning of Period                 $10.39   $10.08   $10.00
Investment Operations
 Net Investment Income (Loss)                          0.23    (0.06)    0.09
 Net Realized and Unrealized Gain (Loss)              (0.09)    0.76     0.08
   Total Operations                                    0.14     0.70     0.17
                                            ---------------------------------
Distributions
 From Net Investment Income                           (0.23)   (0.01)   (0.09)
 From Net Realized Gains                              (0.17)   (0.38)       -
   Total Distributions                                (0.40)   (0.39)   (0.09)
Net Asset Value, End of Period                       $10.13   $10.39   $10.08
                                            =================================
Total Return(c)                                        1.35%    7.20%    1.72%
Net Assets, End of Period (000's)                    $8,167   $6,601   $3,148
Ratio/Supplemental Data
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                              2.04%    1.87%    2.30%
   Total(f)                                            2.04%    1.87%    2.68%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                       2.22%   (0.52)%   1.42%
 Portfolio Turnover Rate(b)                             662%   1,438%     480%

NOTES TO FINANCIAL HIGHLIGHTS
(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g)  Commenced operations on March 1, 2003.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX PIMCO Total Return is to seek maximum total return consistent with preservation of capital and prudent investment management.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in:

- Fixed-income securities

PIMCO invests, under normal circumstances, at least 65% of the fund's net assets in a diversified portfolio of fixed income securities of varying maturities. The average duration of this fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. For a discussion of fixed-income securities, please see the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund's total assets.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund's with high yield debt securities may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- ISSUER RISK
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBAG), a widely recognized unmanaged index of market performance which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR CHART)                    ------------------

2003                                                                             4.48
2004                                                                             3.79
2005                                                                             1.90
2006

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Class A
---------------------------------------------------------------------
    Return before taxes
---------------------------------------------------------------------
    Return after taxes on distributions(3)
---------------------------------------------------------------------
    Return after taxes on distributions and
    sale of fund shares(3)
---------------------------------------------------------------------
  Class B
---------------------------------------------------------------------
  Class C
---------------------------------------------------------------------
  LBAG (reflects no deductions for fees,
  expenses or taxes)
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A and Class B shares commenced operations on March 1, 2002. Class C shares commenced operations on November 11, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
Effective March 1, 2006, this fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts and investments by other series of TA IDEX or other investment companies in the same group of investment companies as TA IDEX, which may invest in Class A shares of the funds without payment of any sales charge). As of that date, the fund ceased paying distribution and service (12b-1) fees with respect to each class of the fund. Similarly, contingent deferred sales charges (CDSC) are not charged on redemption of shares of the fund. Distribution and service (12b-1) fees will not be paid, and CDSCs will not be charged, until March 1, 2008, or such later date as determined by the TA IDEX Board of Trustees.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                                     CLASS OF SHARES
                                                     ---------------
                                                 A          B          C
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on       4.75%(a)     None       None
 purchases (as a % of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage of purchase price or redemption    N/A(b)    5.00(c)    1.00(d)
 proceeds, whichever is lower)
----------------------------------------------------------------------------
 Redemption fee on shares held 5 trading
 days or less (as a percentage of amount       2.00%      2.00%      2.00%
 redeemed)(e)
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(f)
                                                     CLASS OF SHARES
                                                     ---------------
                                                 A          B          C
----------------------------------------------------------------------------
 Management fees
 Distribution and service (12b-1) fees(g)      0.00%      0.00%      0.00%
 Other expenses
----------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------

(a) Class A shares are not currently offered for sale.
(b) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(c) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year). As indicated above, this CDSC will not be charged through at least March 1, 2008.
(d) Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2008.
(e) An investor may incur a redemption fee when exchanging shares of the fund for shares of another series of TA IDEX that is open to new investments.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(g) The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual distribution and service (12b-1) fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2008, the fund will not pay any 12b-1 fees under these plans.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.*

----------------------------------------------------
----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    A
    B(+)
    C
----------------------------------------------------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.
(*) The examples reflect that no sales charge (load) or CDSC will be charged and no 12b-1 fees will be paid.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS

First $250 million..............................    0.675%
Over $250 million up to $750 million............     0.65%
Over $750 million...............................     0.60%

For the fiscal year ended October 31, 2006, the fund paid an advisory fee of % of the fund's average daily net assets.

NOTE: The advisory fees for this fund were recently reduced. Prior to January 1, 2007, TFAI received compensation from the fund (expressed as a specified percentage of the fund's average daily net assets):

First $250 million..............................     0.70%
Over $250 million up to $750 million............     0.65%
Over $750 million...............................     0.60%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Pacific Investment Management Co LLC
   840 Newport Center Drive
   Newport Beach, California 92660

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Average daily net assets.........................    0.25%

PORTFOLIO MANAGERS:

Pasi Hamalainen is responsible for the day-to-day management of the portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the fund.

PASI HAMALAINEN is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he has served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has twelve years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania.

WILLIAM H. GROSS, CFA, Managing Director and Chief Investment Officer, was a founding partner of PIMCO in 1971. Mr. Gross has over 30 years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has an M.B.A. from UCLA Graduate School of Business.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2007.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by          , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                                                CLASS A
                                            -----------------------------------------------
                                                         For the Period Ended
                                                           October 31,(d,g)
                                            -----------------------------------------------
                                              2006       2005      2004     2003     2002
                                            --------   --------   ------   ------   -------
Net Asset Value, Beginning of Period                     $10.48   $10.52   $10.32    $10.00
Investment Operations:
 Net Investment Income (Loss)                              0.26     0.12     0.20      0.13
 Net Realized and Unrealized Gain (Loss)                  (0.17)    0.36     0.39      0.28
   Total Operations                                        0.09     0.48     0.59      0.41
                                            -----------------------------------------------
Distributions:
 From Net Investment Income                               (0.28)   (0.14)   (0.25)    (0.09)
 From Net Realized Gains                                  (0.13)   (0.38)   (0.14)        -
   Total Distributions                                    (0.41)   (0.52)   (0.39)    (0.09)
Net Asset Value, End of Period                           $10.16   $10.48   $10.52    $10.32
                                            ===============================================

Total Return(c)                                            0.86%    4.78%    5.88%     4.13%
Net Assets, End of Period (000's)                      $125,910   $106,366 $56,452  $40,767
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                                  1.20%    1.34%    1.43%     1.65%
   Total(f)                                                1.20%    1.34%    1.43%     1.81%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                           2.55%    1.19%    1.91%     2.28%
 Portfolio Turnover Rate(b)                                 459%     385%     326%      240%

                                                               CLASS B                                    CLASS C
                                            ----------------------------------------------------------------------------------
                                                         For the Period Ended                      For the Period Ended
                                                           October 31,(d,g)                          October 31,(d,g)
                                            ----------------------------------------------------------------------------------
                                             2006     2005      2004      2003      2002      2006     2005     2004     2003
                                            ------   -------   -------   -------   -------   ------   ------   ------   ------
Net Asset Value, Beginning of Period                  $10.48    $10.51    $10.32    $10.00            $10.47   $10.51   $10.38
Investment Operations:
 Net Investment Income (Loss)                           0.17      0.07      0.13      0.09              0.16     0.04     0.13
 Net Realized and Unrealized Gain (Loss)               (0.16)     0.36      0.38      0.29             (0.16)    0.38     0.32
   Total Operations                                     0.01      0.43      0.51      0.38                 -     0.42     0.45
                                            ----------------------------------------------------------------------------------
Distributions:
 From Net Investment Income                            (0.18)    (0.08)    (0.18)    (0.06)            (0.19)   (0.08)   (0.18)
 From Net Realized Gains                               (0.13)    (0.38)    (0.14)        -             (0.13)   (0.38)   (0.14)
   Total Distributions                                 (0.31)    (0.46)    (0.32)    (0.06)            (0.32)   (0.46)   (0.32)
Net Asset Value, End of Period                        $10.18    $10.48    $10.51    $10.32            $10.15   $10.47    10.51
                                            ==================================================================================
Total Return(c)                                         0.07%     4.30%     5.08%     3.80%                -%(h)   4.10%   4.47%
Net Assets, End of Period (000's)                    $22,116   $28,219   $34,547   $30,909            $9,635   $12,850  $5,231
Ratio/Supplemental Data:
 Ratio of Expenses to Average Net
   Assets(a)
   Net(e)                                               2.06%     1.92%     2.08%     2.30%             2.11%    2.09%    2.08%
   Total(f)                                             2.06%     1.92%     2.08%     2.46%             2.11%    2.09%    2.08%
 Net Investment Income (Loss) to Average
   Net Assets(a)                                        1.64%     0.64%     1.26%     1.63%             1.58%    0.41%    1.25%
 Portfolio Turnover Rate(b)                              459%      385%      326%      240%              459%     385%     326%

NOTES TO FINANCIAL HIGHLIGHTS
(a)  Annualized.
(b)  Not annualized.
(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.
(d) Per share information is calculated based on average number of shares outstanding.
(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.
(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g) TA IDEX PIMCO Total Return ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.
(h)  Amount rounds to less than 0.01%.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX is overseen by a Board of Trustees. The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, which employ the portfolio manager(s). All such advisers to the funds are supervised by the Board of Trustees. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is calculated on the average daily net assets of each fund, and is paid at the rates previously shown in this prospectus.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Revenue Sharing Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

BUYING SHARES

These funds are currently closed to new investments (other than reinvestment of dividends and distributions) except that they may continue selling their shares to the other series of TA IDEX and other investment companies in the same group of investment companies as TA IDEX, and each fund may consolidate shares of its various classes into a single share class in the future. Shareholders of the funds may exchange fund shares for shares of another series of TA IDEX that is not closed to new investments, or redeem their shares in the manner set forth in this prospectus.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below), although TA IDEX has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law.

TO REQUEST YOUR REDEMPTION AND RECEIVE PAYMENT BY:

DIRECT DEPOSIT - ACH

- You may request an "ACH redemption" in writing, by phone or by internet access to your account. The electronic bank link option must be established in advance before Automated Clearing House (ACH) redemptions will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Maximum amount over the phone per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

  redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders. Payment should usually be received by your bank account 3-5 banking days after your request is received in good order. TA IDEX does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible for ACH redemptions. Call Customer Service (1-888-233-4339) to verify that this feature is in place on your account if you are unsure.

DIRECT DEPOSIT - WIRE

- You may request an "Expedited Wire Redemption" in writing, or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Maximum amount over the phone per day is the lesser of your available balance or $50,000 (with a minimum of $1,000 per wire). Payment should be received by your bank account the next banking day after your request is received in good order. TA IDEX charges $10 for this service. Your bank may charge a fee as well. Call Customer Service (1-888-233-4339) to be sure this feature is in place on your account if you are unsure.

CHECK TO ADDRESS OF RECORD

- WRITTEN REQUEST: Send a letter requesting a withdrawal to TA IDEX. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions. Be sure to include all shareholders' signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

- TELEPHONE OR INTERNET REQUEST: Call Customer Service (1-888-233-4339) and make your request using the automated system, by person-to-person, or by accessing your account on the internet. The electronic bank link option must be established in advance before ACH redemptions will be accepted. Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link. Maximum amount per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.

CHECK TO ANOTHER PARTY/ADDRESS

- This request must be in writing, regardless of amount, with all account owners' signatures guaranteed (original). Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions.

SYSTEMATIC WITHDRAWAL PLAN (BY DIRECT DEPOSIT - ACH OR CHECK)

- You can establish a Systematic Withdrawal Plan (SWP) either at the time you open your account or at a later date. Call Customer Service at (1-888-233-4339) for information on how to establish a SWP or visit our website at www.transamericaidex.com to obtain the appropriate form to complete.

THROUGH AN AUTHORIZED DEALER

- You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call TA IDEX Customer Service (1-888-233-4339) for assistance.

YOUR REQUEST TO SELL YOUR SHARES AND RECEIVE PAYMENT MAY BE SUBJECT TO:

- The privileges or features established on your account such as a Systematic Withdrawal Plan (SWP) or telephone transactions.

- The type of account you have and if there is more than one shareholder.

- The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.

- A written request or an original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, TA IDEX requires a redemption request in writing, signed and an original signature guaranteed by all shareholders.

- Each fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

- Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its shareholders at its discretion. Please see the SAI for more details.

- If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantees later in this prospectus.

EXCHANGING SHARES

- You may request an exchange in writing, by phone, or by accessing your account through the internet.

- You can exchange shares of a fund offered in this prospectus for shares in the same class of another series of TA IDEX that is open to new investments. Series of TA IDEX open to new investments are offered in a different prospectus. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

- The minimum exchange to a new fund account is $1,000 per fund account. If you want to exchange between existing fund accounts, the required minimum will be $50. This minimum is reduced to $500 per fund account if you elect to establish an Automatic Investment Plan (AIP) and invest a minimum of $50 per month per fund account.

- Please note: you may only exchange to a fund that is open for investment.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

- An exchange is treated as a redemption of a fund's shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

- If you exchange all your shares to a new fund, any active systematic plan that you maintain with TA IDEX will also carry over to this new fund unless otherwise instructed.

- TA IDEX reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

- TA IDEX reserves the right to deny any request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

REDEMPTION FEES

THE FOLLOWING DESCRIBES TA IDEX'S POLICIES ON SHORT-TERM TRADING REDEMPTION FEE. BECAUSE THE FUNDS OFFERED IN THIS PROSPECTUS ARE CURRENTLY CLOSED TO NEW INVESTMENTS, THESE POLICIES WOULD APPLY TO SITUATIONS WHERE YOU EXCHANGE YOUR SHARES OF THE FUNDS FOR SHARES OF ANOTHER SERIES OF TA IDEX THAT IS OPEN TO NEW INVESTMENTS.

REDEMPTION FEE ASSESSMENT

A short-term trading redemption fee may be assessed on any fund shares in a fund account that are redeemed (whether voluntarily or involuntarily, and including redemptions that are part of an exchange transaction) during the first five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria). Shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by a fund.

This redemption fee is imposed to discourage short-term trading and is paid to a fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and each fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in a fund and/or in your other TA IDEX fund accounts, TA IDEX may in its sole discretion determine that your trading activity may be detrimental to a fund as described in the "Market Timing/ Excessive Trading" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the fund and/or (ii) limit the method for requesting future redemptions out of the fund even if any such request would not exceed the guidelines described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES

Except as otherwise provided, you are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of a fund or you are investing indirectly in a fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a savings plan (other than retirement plans described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code) or a 529 college savings plan that maintains a master account (an "Omnibus Account") with the fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect each fund's redemption fee on the fund's behalf from their customers' accounts. As a result, the ability of each fund to monitor trades that are placed by Omnibus Accounts or other nominee accounts and assess redemption fees may be severely limited in those instances in which a broker, administrator or other intermediary maintains the record of each fund's underlying beneficial owners. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of a fund. Each fund will continue to encourage all financial intermediaries to develop the capability to assess the redemption fee from their customers who invest in the fund. If you are investing in fund shares through a financial intermediary, you should contact your financial intermediary for more information on any differences in how the redemption fee is applied to your investments in a fund.

WAIVER/EXCEPTIONS/CHANGES

Currently, TA IDEX does not impose redemption fees on redemption transactions made by investors in retirement plans, described in Section 401(a), 401(k), 401(m), 403(b) and 457 of the Internal Revenue Code, or in "wrap" accounts established for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with TA IDEX or AFSG.

Each fund reserves the right to waive the redemption fee at its discretion if the fund's transfer agent believes such waiver is consistent with the best interests of the fund and to the extent permitted or required by applicable law. In addition, each fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

INVOLUNTARY REDEMPTIONS

Each fund reserves the right to close your account if the account value falls below the fund's minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions), to the fullest extent permitted by law. Involuntary redemptions are subject to applicable redemption fees unless TA IDEX provides a waiver.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As

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money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, the fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING WHICH INCLUDE LIMITATIONS ON THE NUMBER OF TRANSACTIONS IN FUND SHARES AND REDEMPTION FEES, AS DESCRIBED IN THIS PROSPECTUS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF ANY OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between series of TA IDEX, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be "excessive" or related to market timing.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. In addition, implementation of the funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Reallocations in underlying TA IDEX funds by a series of TA IDEX which invests in other TA IDEX series such as the funds offered in this prospectus in furtherance of such a series' investment objective are not considered to be market timing or excess trading.

CUSTOMER SERVICE

Occasionally, TA IDEX experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach TA IDEX by telephone, please consider visiting our website at www.transamericaidex.com. You may also send instructions by mail, by fax, or by using the in-touch line.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check TA IDEX issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original fund(s) that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in the TA IDEX Transamerica Money Market, another series of TA IDEX.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, TA IDEX reserves the right to close such accounts or assess an annual fee against the fund account to help offset the costs associated with maintaining the account. TA IDEX generally provides a 60-day notification to the address of record for the account prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:

-------------------------------------------------------------
ACCOUNT BALANCE               FEE ASSESSMENT
(PER FUND ACCOUNT)            (PER FUND ACCOUNT)
-------------------------------------------------------------
 If your balance is below     $25 annual fee assessed,
 $1,000 per fund account      until balance reaches
                              $1,000
-------------------------------------------------------------

No fees will be charged on:

- accounts opened within the preceding 12 months

- accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

- accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

- accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

- accounts which TA IDEX in its discretion has waived the minimum account balance requirements

- UTMA/UGMA accounts

- State Street Custodial Accounts

- Coverdell ESA accounts

- Omnibus and Network Level 3 accounts

- B-share accounts whose shares have started to convert to A-share accounts (as long as combined value of both accounts is at least $1,000)

- Employer-sponsored retirement plan accounts

TELEPHONE TRANSACTIONS

TA IDEX and its transfer agent, Transamerica Fund Services, Inc. (TFS) are not liable for complying with telephone instructions that are deemed by them to be genuine. TA IDEX and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where TA IDEX or TFS reasonably believe they were acting on genuine telephone

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instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. TA IDEX reserves the right to modify the telephone redemption privilege at any time.

RETIREMENT AND ESA STATE STREET ACCOUNT MAINTENANCE FEES

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A-share account which holds only shares converted from a B-share account, shall be considered as part of the original B share account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)' value per Social Security Number is more than $50,000.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by TA IDEX. Your financial professional will answer any questions that you may have regarding such fees.

SIGNATURE GUARANTEE

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

- You request a redemption transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

- You would like a check made payable to anyone other than the shareholder(s) of record.

- You would like a check mailed to an address which has been changed within 10 days of the redemption request.

- You would like a check mailed to an address other than the address of record.

- You would like your redemption proceeds wired to a bank account other than a bank account of record.

- You are adding or removing a shareholder from an account.

- You are changing ownership of an account.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

- It does not appear valid or in good form.

- The transaction amount exceeds the surety bond limit of the original signature guarantee.

- The guarantee stamp has been reported as stolen, missing or counterfeit.

E-MAIL COMMUNICATION

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

REINVESTMENT PRIVILEGE

Within a 90-day period after you sell your shares, you have the right to "reinvest" your money in shares of the same class of any TA IDEX fund that is open to new investment. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any contingent deferred sales charge
(CDSC) you paid on your shares will be credited to your account. If you have paid a CDSC on your redemption of Class B shares, you may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the applicable up-front sales charge. To take advantage of the 90-day reinvestment privilege, a specific written request must accompany your investment check.

STATEMENTS AND REPORTS

TA IDEX will send you a confirmation statement after every transaction that affects your account balance or registration (except that transactions necessary to assess account fees (such as retirement plan maintenance fees or minimum account fees) disclosed in this prospectus will be shown in your next regularly scheduled statement). Please review the confirmation statement carefully and promptly notify TA IDEX in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan or Payroll Deduction, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, TA IDEX may charge $10 per statement year, up to a maximum of $50 per Social Security Number.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

PRICING OF SHARES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share (NAV) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all funds is determined on each day the New York Stock Exchange
(NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in

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their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received and accepted in good order and redemption orders received in good order before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

HOW NAV IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

WAIVERS AND/OR REDUCTIONS OF CHARGES

WHEN A FUND IS OPEN TO NEW INVESTMENTS, THERE ARE WAYS IN WHICH A SHAREHOLDER CAN REDUCE SALES CHARGES PAID ON AN INVESTMENT. IN CASE THE FUNDS RE-OPEN TO NEW INVESTMENTS, THE PROSPECTUS WILL BE SUPPLEMENTED TO PROVIDE APPLICABLE INFORMATION.

DISTRIBUTION OF SHARES

DISTRIBUTION PLANS

THE BOARD OF TRUSTEES OF TA IDEX HAS ADOPTED A 12b-1 PLAN FOR CLASS A, CLASS B AND CLASS C SHARES OF THE FUNDS. THE FOLLOWING DESCRIBES THE 12b-1 PLAN FOR EACH CLASS. HOWEVER, AS THE FUNDS ARE CURRENTLY CLOSED TO NEW INVESTMENTS, THE FUNDS WILL NOT PAY ANY 12b-1 FEES UNDER THESE PLANS UNTIL AT LEAST MARCH 1, 2008.

DISTRIBUTION OF CLASS A SHARES. AFSG usually receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also is entitled to receive fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

THE EFFECT OF RULE 12b-1. Under normal circumstances, because the funds have 12b-1 Plans, even though Class B and C shares do not carry up-front sales loads, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A shares. In general, because 12b-1 plan fees are paid on an ongoing basis, these fees will increase the cost of your investment and may cost more than other types of sales charges. For a complete description of the funds' 12b-1 Plans, see the SAI.

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OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. (TCI), a broker-dealer affiliated to TFAI, TIM and AFSG, engages in wholesaling activities designed to support and maintain, and increase the number of, the financial intermediaries who sell shares of TA IDEX. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, TA IDEX to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by fees paid by TFAI and AFSG, and not the TA IDEX funds.

TCI (in connection with, or in addition to, wholesaling services) TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who have sold shares of the funds or sell shares of other series of TA IDEX or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees that may be paid, directly or indirectly, by the funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the funds, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of a fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the TA IDEX funds and/or shareholders in TA IDEX funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of TA IDEX funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the fund or share class and the dollar amount of shares previously sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic TA IDEX share sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In addition, TCI participates in ticket charge programs with Associated Securities, Securities America, and Centaurus Financial, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the ticket charge. TCI also
pays flat annual fees ranging from $    to $    to          . TCI is also
committed to pay to participate in meetings and events of other broker/dealers and banks.

As of March 1, 2006, TCI had such revenue sharing arrangements with over 20 brokers and other financial intermediaries, of which some of the more
significant include arrangements with          .

For the calendar year ended December 31, 2006, TCI paid approximately $ million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $    to
$    for a total of $    from the following financial services firms to
participate in sales events:

In addition, while AFSG typically pays most of the sales charge usually applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

From time to time, TCI, its affiliates and/or TFAI and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing and regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from TA IDEX funds, and/or revenue sharing arrangements for selling shares of TA IDEX funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend TA IDEX funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of TA IDEX fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in TA IDEX funds.

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Although a fund may use financial firms that sell TA IDEX fund shares to effect transactions for the fund's portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of TA IDEX fund shares as a factor when choosing financial firms to effect those transactions.

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds may pay AFSG, or its agent, fees for its services. Of the distribution and service fees it usually receives for Class A and B shares, AFSG, or its agent, may reallow or pay to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C shares, AFSG or its agent may reallow its entire fee to those brokers or dealers.

DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If a fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year. Currently these funds receive an annual dividend in December.

You normally will be taxed on distributions you receive from a fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax rate brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market funds and bond funds, will not generally qualify for the 15% rate.

Each fund will send you a tax report annually summarizing the amount of and the tax aspects of your distributions. If you buy shares of a fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a position of your investment. This is known as "buying a dividend."

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

TAXES ON THE SALE OR EXCHANGE OF SHARES

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

WITHHOLDING TAXES

As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, you must provide a U.S. mailing address (if a fund re-opens to new investments) unless your

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

broker/dealer firm submits your account through the National Securities Clearing Corporation. Your broker/dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker/ dealer and returned to us before future purchases can be accepted (if a fund re-opens to new investments). Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding and are generally subject to U.S. tax certification requirements. Additionally, the appropriate tax form (generally, W-8BEN form) and documentary evidence are required if you are not a U.S. citizen or U.S. resident alien.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from TA IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in TA IDEX.

INVESTMENT POLICY CHANGES

TA IDEX American Century Large Company Value, TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, and TA IDEX PIMCO Real Return TIPS, as part of each fund's investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI of the funds, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. All the funds (except TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, and TA IDEX PIMCO Real Return TIPS) qualify as diversified funds under the 1940 Act.

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund's investments in the fund will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks generally come with a promise to pay a stated dividend, their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)

INVESTING IN CONVERTIBLES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poor's Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may

                                   APPENDIX A-1

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

                                   APPENDIX A-2

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

  Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging

                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

Some funds invest in "Fixed-Income Instruments," which as used in the relative fund's prospectus include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;


- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, and event-linked bonds;

- loan participations and assignments;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

- obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

Some funds may invest in derivatives based on Fixed-Income Instruments.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. A fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value

- risks relating to general and local economic conditions

- over-building

- increased competition for assets in local and regional markets

- increases in property taxes

- increases in operating expenses or interest rates

- change in neighborhood value or the appeal of properties to tenants

- insufficient levels of occupancy

- inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTING IN REITS

Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTING IN SPECIAL SITUATIONS

Certain funds may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

TAX EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage certain of the funds in a tax efficient manner. Each relevant fund seeks to minimize capital gains distributions through its investment strategy. To do so, sub-advisers generally seek to follow the following strategies:

(1) Whenever the manager intends to make a sale, the manager will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss that can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the manager looks for short term losses to take to offset the income. In either case, the manager tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee a fund's attempt to manage the portfolio in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund's prospectus or SAI, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

IPOS

IPOs are subject to specific risks which include:

- high volatility;

- no track record for consideration;

- securities may be illiquid;

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INTERNET OR INTRANET SECTOR RISK

Certain funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own or, if a fund does not own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds' SAI.

                                   APPENDIX A-6

APPENDIX B

BOND RATINGS
--------------------------------------------------------------------------------

                                  BOND RATINGS
                                   APPENDIX B

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to" BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B-1

 BOTH THE INVESTMENT RETURNS AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE
     OVER TIME SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN
                              THEIR ORIGINAL COST.


                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
                   P.O. Box 9012 o Clearwater, FL 33758-9012
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
             Distributor: AFSG Securities Corporation, Member NASD



Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                 P.O. Box 219945
                           Kansas City, MO 64121-9945





ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2007, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

Prospectus for
TA IDEX Protected
Principal Stock

[TRANSAMERICA IDEX MUTUAL FUNDS LOGO]

March 1, 2007

       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.


   NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY.  MAY LOSE VALUE.
  NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK, BANK AFFILIATE, OR CREDIT UNION.


PCPPS0306

                       TA IDEX PROTECTED PRINCIPAL STOCK
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Summary of Risks and Returns........................     2

    The Guarantee...................................     4

Explanation of Strategies and Risks.................     6

How the TA IDEX Funds are Managed and Organized.....     7

Shareholder Information.............................     9

    Share Transactions..............................     9

    Selling Shares..................................     9

    Exchanging Shares...............................    10

    Distributions and Taxes.........................    12

    Contingent Deferred Sales Charge................    13

    Class A Sales Charge Reductions.................    13

    Waivers of Sales Charges........................    14

Distribution Arrangements...........................    15

Financial Highlights................................    17

Transamerica IDEX Mutual Funds ("TA IDEX") consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. This prospectus offers only TA IDEX Protected Principal Stock. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE: TA IDEX PROTECTED PRINCIPAL STOCK FUND IS CLOSED TO NEW INVESTMENTS
             AND THE STEP-UP (SEE PAGE 3) IS NO LONGER AVAILABLE TO EXISTING SHAREHOLDERS.

TO HELP YOU UNDERSTAND

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment strategies it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what type of principal risks are associated with the fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well the fund has performed in the past year and since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about the fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about the fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND ENTAILS THE RISK OF LOSS OF PRINCIPAL.

TA IDEX PROTECTED PRINCIPAL STOCK
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Protected Principal Stock is to seek total return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Gateway Investment Advisers, L.P. (Gateway) seeks to achieve this objective by investing at least 80% of the fund's assets in:

- STOCKS
The fund seeks to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments.

The fund invests primarily in the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), and in virtually the same proportion as the index. It then writes call options on the index rather than on individual stocks included in its portfolio. Selling index call options reduces the fund's volatility, provides a steady cash flow, and is the fund's primary source of return. Additionally, the fund buys index put options that can protect the fund from a significant market decline over a short period of time. Put options generally increase in value as stock prices decrease. Gateway attempts to maintain a high correlation between the composition of the portfolio and the S&P 500 Index. The fund may also invest in short-term securities. The combination of the indexed stock portfolio, the steady cash flow from the sale of index call options, and the downside protection from index put options is designed to provide the fund with fairly consistent returns over a wide range of fixed income and equity market environments.

GUARANTEE
The fund's adviser, Transamerica Fund Advisors, Inc. (TFAI), guarantees shareholders a guaranteed amount (Guaranteed Amount) five years after the Investment Date, which was July 1, 2002. The Guaranteed Amount will be no less than the value of that shareholder's account on the Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares ("Guarantee"). Please see the "Shareholder Information" section of this prospectus and the Statement of Additional Information for further information on the Guarantee.

STEP-UP
Starting July 1, 2003 and then thereafter annually until ___ , a fund shareholder who wished to "bank" his or her account appreciation in value could select the "step-up" option available in connection with the Guarantee. By electing the step-up option, on the step-up date the shareholder established a new Guaranteed Amount with a new five-year period for his or her account, thus canceling the initial Guaranteed Amount and five-year period. The new Guaranteed Amount was based on the account value (including reinvested dividends and distributions) as of the close of business on the step-up date, less extraordinary charges, such as litigation and other expenses not incurred in the ordinary course of the fund's business. The step-up is no longer offered. Consequently, there is no guarantee that a current fund shareholder will be able to "bank" his or her account appreciation again in the future. Elections of the step-up feature prior to such termination, however, will not be affected.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
- STOCKS
While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- OPTION STRATEGY RISK
When the fund sells index call options, it receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. As a result, the fund's ability to participate in a rising stock market may be limited, and therefore, the use of index call options represents some loss of opportunity, or opportunity cost, compared to a fund that is more heavily invested in equities. When the fund purchases index put options, it risks the loss of the cash paid for the options. Under certain circumstances, the fund may not own any put options, resulting in increased risk during a market decline.

- MARKET RISK
The fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here and abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

You May Lose Some or All of the Value of Your Guaranteed Amount If You Redeem Fund Shares Before the End of Your Guarantee Period.

YOU MAY LOSE MONEY IF YOU INVEST IN THE FUND.

These and other risks are more fully described in the section entitled "Explanation of Strategies and Risks" found later in this Prospectus.

TA IDEX PROTECTED PRINCIPAL STOCK
--------------------------------------------------------------------------------

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information generally will remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who has an investment time horizon of at least 5 years and is a conservative investor who seeks potential for growth but places a premium on capital preservation.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)
(PERFORMANCE GRAPH)

2003                                                                             9.58
2004                                                                             5.54
2005                                                                             5.16

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:
------------------------------------------------------------
  Worst Quarter:
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06*

---------------------------------------------------------------------
                                                            LIFE OF
                                              1 YEAR         FUND
---------------------------------------------------------------------
  Class A
---------------------------------------------------------------------
    Return before taxes
---------------------------------------------------------------------
    Return after taxes on distributions**
---------------------------------------------------------------------
    Return after taxes on distributions
    and sales of fund shares**
---------------------------------------------------------------------
  Class B
---------------------------------------------------------------------
  Class C
---------------------------------------------------------------------
  Class M
---------------------------------------------------------------------
  S&P 500 (reflects no deduction for fees,
  expenses, or taxes)
---------------------------------------------------------------------

*  The fund commenced operations on 7/1/2002.
** The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as 401(k) plans. After-tax returns are presented for only one class and returns for other classes will vary.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
This fund is closed to new investments (other than reinvestment of dividends and distributions in existing shareholder accounts).

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
                                               CLASS OF SHARES
                                               ---------------
                                          A       B       C       M
---------------------------------------------------------------------------
 Maximum sales charge (load) imposed
 on purchases (as a % of offering
 price)                                 5.50%    None    None   1.00%
---------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a percentage of purchase price or
 redemption proceeds, whichever is
 lower)                                  None(a) 5.00%(b)  None 1.00%(c)
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets) % of average daily net assets(d)
                                               CLASS OF SHARES
                                               ---------------
                                          A       B       C       M
---------------------------------------------------------------------------
 Management fees                        1.30%   1.30%   1.30%   1.30%
 Distribution and service
 (12b-1) fees                           0.35%   1.00%   1.00%   0.90%
 Other expenses
---------------------------------------------------------------------------
                                       ------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES
 EXPENSE REDUCTION(E)                   0.00%   0.00%   0.00%   0.00%
                                       ------------------------------------
 NET OPERATING EXPENSES
---------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5% -- 1st year, 5% -- 2nd year, 4% -- 3rd year, 4% -- 4th year, 3% -- 5th year, and 0% thereafter).
(c) Purchases of Class M shares are subject to a 1% CDSC if redeemed within 18 months of purchase.
(d) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2006.
(e) Contractual arrangement with Transamerica Fund Advisors, Inc. through March 1, 2008, for expenses that exceed 1.90%, excluding

TA IDEX PROTECTED PRINCIPAL STOCK
--------------------------------------------------------------------------------

    12b-1 fees and extraordinary expenses. TFAI is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the
    estimated annualized fund operating expenses are less than    %, excluding
    12b-1 fees and extraordinary expenses..

    Not available to new investors. The fund's distributor uses the distribution and service (12b-1) fees to make payments to financial intermediaries for past sales and distribution efforts and for continuing services.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section "Shareholder Information -- Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
     A
     B*
     C
     M
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
---------------------------------------------------------
SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
     A
     B*
     C
     M
---------------------------------------------------------

* Examples for Class B shares assume conversion to Class A shares eight years after purchase.

THE GUARANTEE

The fund's adviser Transamerica Fund Advisors, Inc. (TFAI) provides a guarantee against market declines of your investment as of a specific date, subject to various conditions described below. Specific terms of your investment in this fund are described in this Prospectus and in the Statement of Additional Information.

While the fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Guarantee provides protection against a falling equity marketplace. TFAI guarantees that if your account value at the Guarantee Maturity Date is less than the then current Guaranteed Amount at that date, this shortfall will be credited to your account to bring it up to the Guaranteed Amount as of that date. The Guarantee Period is the 5-year period ending on the Guarantee Maturity Date.

TFAI's guarantee to the fund's shareholders is supported financially by an agreement with an affiliated insurance company, which guarantees payment of TFAI's (or a successor investment adviser's) obligations to shareholders under the Guarantee. TFAI pays such insurance company a fee at the annual rate of 0.50% of the fund's average daily net value for this financial support. TFAI pays this fee out of its own assets.

THERE ARE CONDITIONS TO THIS GUARANTEE AND YOUR GUARANTEED AMOUNT CAN INCREASE OR DECREASE DUE TO CERTAIN EVENTS DESCRIBED BELOW.

The Guaranteed Amount is initially equal to the value of your account on the Investment Date. You must reinvest any fund dividends and distributions in additional fund shares since the cash distribution option is not available for this fund. The reinvestment of dividends and distributions will not increase your Guaranteed Amount. Please note that dividends and distributions will be treated as taxable to you even if reinvested in additional fund shares.

YOUR GUARANTEED AMOUNT IS REDUCED BY ANY REDEMPTIONS YOU MAKE FROM YOUR FUND ACCOUNT DURING A GUARANTEE PERIOD(S) AS WELL AS INSTANCES WHERE THE FUND INCURS EXTRAORDINARY CHARGES (WHICH INCLUDES LITIGATION AND OTHER EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF BUSINESS). PLEASE NOTE THAT THE GUARANTEED AMOUNT DOES NOT INCLUDE ANY FRONT-END SALES LOADS OR CDSC CHARGES THAT YOU INCUR.

Prior to 2005, the Guaranteed Amount could be increased under the Step-Up Election. If your account value was greater than the then current Guaranteed Amount on the Step-Up Date, you could elect to "step-up" or "bank" this increased value. If you made this election, you agreed to start a new 5 year Guarantee Period ending on the new Guarantee Maturity Date (5 years after the Step-Up Date).

In summary, if you maintain your fund investment through the Guarantee Maturity Date and make no redemptions, you will be entitled to the value of your account on the Guarantee Maturity Date plus any shortfall between your account value and the then current Guaranteed Amount on that date less any fund expenses not covered by the Guarantee. Your applicable account value will be redeemed on the Guaranteed Maturity Date. You may elect to receive the redemption proceeds plus any shortfall or elect to invest the amounts in another TA IDEX fund. If you make no election, the amounts will be placed in your bank account or a check will be sent to your address of record depending upon the account features you have selected. The redemption on the Guaranteed Maturity Date or other date will result in a taxable event for shareholders.

EXAMPLE. Assume you submitted an application to purchase Class A shares of the fund during an offering period in the amount of $21,200. Your money was therefore invested in TA IDEX Transamerica Money Market Class A at the public offering price. After deducting the 5.50% sales load, $20,000 was your money market initial account value. Assume $70 in dividends was reinvested into your money market account up until the Investment Date; your money market account was worth $20,070 at the end of the Offering Period. This was your Guaranteed Amount that was invested in your fund account as of the Investment Date.

Assume further that your account value increased to $22,000 due to growth in your fund's price (market appreciation) as of the Step-Up Date in 2003. If you so elected, you were able to "step-up" your Guaranteed Amount to $22,000 (assuming no redemptions or extraordinary charges) upon proper notice to

TA IDEX PROTECTED PRINCIPAL STOCK
--------------------------------------------------------------------------------

TA IDEX. Your Guarantee Period restarted to end 5 years after the Step-Up event (which would be July 1, 2008), and your Guaranteed Amount was now $22,000.

ALTHOUGH YOU MAY REDEEM some of your fund shares at current market value at any time, any such redemptions will reduce your Guaranteed Amount to which you are entitled as would any extraordinary charges. Fund dividends and distributions are required to be reinvested into your account. If you redeem all of your fund shares prior to the Guarantee Maturity Date, you are not entitled to any claim under this Guarantee. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.

Your Guaranteed Amount will include each dividend and any distributions paid by the fund. Shareholders' Guaranteed Amounts will be reduced by any redemption from the fund and any extraordinary charges that the fund incurs. You may obtain your Guaranteed Amount by calling (888) 233-4339.

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In this section you will find a description of the strategies risks of both principal and non-principal investments of the fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

- As a fundamental policy, with respect to 75% of its total assets, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.

- As a fundamental policy with respect to 75% of its total assets, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

CONCENTRATION

The fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

INVESTING IN COMMON STOCKS

Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, the fund invests in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

- Derivatives. The fund uses derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, loans, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involves additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the fund:

- Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the fund uses derivatives for leverage, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the fund will engage in derivatives transactions at any time or from time to time. The fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to the fund's interest. If the fund's sub-adviser incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for the fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. The fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and/or for extended periods.

- Selling Index Call Options. Selling call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.

- Purchasing Index Put Options. The fund risks losing all or part of the cash paid for purchasing index put options.

- Closing Option Transactions. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund's option strategies.

PORTFOLIO TURNOVER

Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. The fund does not expect its turnover rate will equal or exceed 100%.

INVESTMENT STRATEGIES

The fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. The fund is not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the fund to other risks and considerations, which are discussed in the fund's SAI.

VARIOUS INVESTMENT TECHNIQUES

Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in the fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

Unless expressly designated as fundamental, all policies and procedures of the fund may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX Protected Principal Stock reserves the right to cease operations entirely, at any time.

HOW THE TA IDEX FUNDS ARE MANAGED AND ORGANIZED
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain former employees and affiliates of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX is overseen by a Board of Trustees. The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, which employ the portfolio manager(s). All such advisers to the funds are supervised by the Board of Trustees. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TRANSAMERICA FUND ADVISORS, INC. (TFAI), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is calculated on the average daily net assets of each fund, and is paid at the rates previously shown in this prospectus.

The sub-adviser has confirmed, as of the time this prospectus is printed, that there are no ongoing legal proceedings that are likely to have a material adverse effect on the fund or on the ability of the sub-adviser to perform under its sub-advisory agreement.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may only rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) (Order) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

A discussion regarding the basis for the Board of Trustees approving any investment advisory or subadvisory contract will be available in the April 30, 2007 semi-annual report which will be available on or about June 30, 2007.

ADVISORY FEES

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY
NET ASSETS
------------------------------------------------------------
First $100 million                                1.30%
over $100 million                                 1.25%

These fees may be higher than those typically associated with mutual funds.

For the year ended October 31, 2006, the fund paid an advisory fee of     % of
the fund's average daily net assets.

SUB-ADVISER

Gateway Investment Advisers, L.P., 3805 Edwards Road, Rookwood Tower, Suite 600, Cincinnati, OH 45209.

HOW THE TA IDEX FUNDS ARE MANAGED AND ORGANIZED
--------------------------------------------------------------------------------

SUB-ADVISORY FEES

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million......................      0.40%
Over $100 million.......................      0.375%
less 50% of any amount reimbursed to the fund pursuant to
the expense limitation.

Day-to-day management of the investments in the fund is the responsibility of the fund manager. The fund manager for the fund is:

PORTFOLIO MANAGER

J. PATRICK ROGERS, CFA, serves as manager of this fund. Mr. Rogers joined Gateway Investment Advisers, Inc., general partner of Gateway Investment Advisers, L.P., in 1989, has been its chief executive officer since 2006, its president and a member of its board of directors since 1995, and served as its chief investment officer from 1995 to 2005. In addition, he is the co-portfolio manager for the Gateway Fund and the president and a trustee of The Gateway Trust.

Gateway has provided investment advisory services to various clients since 1977.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in the TA IDEX's semi-annual report for the period ending April 30, 2007.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHARE TRANSACTIONS

Depending on privileges established on your account, you may sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.

SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below), although TA IDEX has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law.

TO REQUEST YOUR REDEMPTION AND RECEIVE PAYMENT BY:

DIRECT DEPOSIT - ACH

- You may request an "ACH redemption" in writing, by phone or by internet access to your account. Maximum amount over the phone per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders. Payment should usually be received by your bank account 3-5 banking days after your request. TA IDEX does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible for ACH redemptions. Call Customer Service (1-888-233-4339) to verify that this feature is in place on your account if you are unsure.

DIRECT DEPOSIT - WIRE

- You may request an "Expedited Wire Redemption" in writing, or by phone. Maximum amount over the phone per day is the lesser of your available balance or $50,000 (with a minimum of $1,000 per wire). Payment should be received by your bank account the next banking day after your request. TA IDEX charges $10 for this service. Your bank may charge a fee as well. TA IDEX may waive this fee for group plans. Call Customer Service (1-888-233-4339) to be sure this feature is in place on your account if you are unsure.

CHECK TO ADDRESS OF RECORD

- WRITTEN REQUEST: Send a letter requesting a withdrawal to TA IDEX and include any share certificates you may have. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, Attention:
  Redemptions. Be sure to include all shareholders' signatures and any additional documents, as well as an original signature guarantee(s) if required.

- TELEPHONE OR INTERNET REQUESTS: Call Customer Service (1-888-233-4339) and make your request using the automated system, by person-to-person, or by accessing your account on the internet. The electronic bank link option must be established in advance before ACH redemptions will be accepted. Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link. Maximum amount per day is the lesser of your available balance or $50,000. Redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee by all shareholders.

If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be assessed; for Saturday delivery, a $30 overnight fee will be assessed.

For your protection, if an address change was made in the last 10 days, TA IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.

CHECK TO ANOTHER PARTY/ADDRESS

- This request must be in writing, regardless of amount, with all account owners' signatures guaranteed (original). Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, Attention: Redemptions.

SYSTEMATIC WITHDRAWAL PLAN (BY DIRECT DEPOSIT - ACH OR CHECK)

- You can establish a Systematic Withdrawal Plan (SWP) either at the time you open your account or at a later date. To request a form, you can contact Customer Service at 1-888-233-4339 or visit our website at www.transamericaidex.com.

THROUGH AN AUTHORIZED DEALER

- You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call Customer Service (1-888-233-4339) for assistance.

YOUR REQUEST TO SELL YOUR SHARES AND RECEIVE PAYMENT MAY BE SUBJECT TO:

- The privileges or features established on your account such as telephone transactions

- The type of account you have, and if there is more than one owner

- The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with an original signature guarantee

- A written request or an original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. Please see additional information relating to original signature guarantees later in this Prospectus.

- The fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

- If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Shares will normally be redeemed for cash, although the fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange shares from TA IDEX Protected Principal Stock to another TA IDEX fund subject to a minimum exchange amount of $1,000 per fund account. However, you cannot exchange shares from another TA IDEX fund into TA IDEX Protected Principal Stock.

Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange.

Prior to making exchanges into another TA IDEX fund that you do not own, read the prospectus of that fund carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

SPECIAL SITUATIONS FOR EXCHANGING SHARES

- You may not exchange shares of the fund for Class T shares of TA IDEX Transamerica Equity.

- The fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, the fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAVE APPROVED POLICIES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF ANY OF THE FUNDS. TA IDEX reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. TA IDEX generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, TA IDEX reserves the right to determine less active trading to be "excessive" or related to market timing.

While TA IDEX discourages market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. In addition, implementation of the funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured; and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that TA IDEX and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

CUSTOMER SERVICE

Occasionally, Customer Service experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach TA IDEX by telephone, please consider visiting our website at www.transamericaidex.com. You may also send instructions by mail, fax, or by using the In-touch line.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check TA IDEX issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment or, if the fund is closed to new investments (as is currently the case) or has been liquidated, we reserve the right to reimburse the proceeds in TA IDEX Transamerica Money Market, another series of TA IDEX.

If applicable, we will also change your account distribution option from CASH to REINVEST. Interest does not accrue on amounts represented by uncashed checks.

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all funds is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted and redemption orders received in good order before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the share price determined at the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees).

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Purchase and redemption requests received after the NYSE is closed receive the share price at the close of the NYSE the next day the NYSE is open. Purchase and redemption requests by telephone are deemed received when the telephone call is received.

Orders for shares of the TA IDEX Asset Allocation funds and corresponding orders for the TA IDEX underlying funds in which they invest are priced on the same day when orders for shares of the TA IDEX Asset Allocation funds are received. Thus, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the TA IDEX Asset Allocation funds by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS DETERMINED

The NAV per share of the fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or the NOCP, if applicable. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the fund reserves the right to close such accounts. However, the fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 12 months.

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more.

- accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more.

- accounts for which TA IDEX in its discretion has waived the minimum account balance requirement.

- B-share accounts whose shares have started to convert to A share accounts (as long as the combined value of both accounts is at least $1,000).

- UTMA/UGMA Accounts

- State Street Custodial Accounts

- Coverdell ESA accounts

- Omnibus and Network Level 3 accounts

- B-share accounts whose shares have started to convert to A-share accounts (as long as combined value of both accounts is at least $1,000)

- Employer-Sponsored Retirement accounts

-------------------------------------------------------------
ACCOUNT BALANCE               FEE ASSESSMENT
(PER FUND ACCOUNT)            (PER FUND ACCOUNT)
-------------------------------------------------------------
 If your balance is below     $25 fee assessed every
 $1,000                       year, until balance reaches
                              $1,000
-------------------------------------------------------------

TELEPHONE TRANSACTIONS

TA IDEX and its transfer agent, Transamerica Fund Services, Inc. (TFS) are not liable for complying with telephone instructions that are deemed by them to be genuine. TA IDEX and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where TA IDEX or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. TA IDEX reserves the right to modify the telephone redemption privilege at any time.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

A signature guarantee is required if any of the following is applicable:

- You request a redemption above $100,000.

- You would like a check made payable to anyone other than the shareholder(s) of record.

- You would like a check mailed to an address which has been changed within 10 days of the redemption request.

- You would like a check mailed to an address other than the address of record.

- You would like your redemption proceeds wired to a bank account other than a bank account of record.

- You are adding or removing a shareholder from an account.

- You are changing ownership of an account.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

- It does not appear valid or in good form.

- The transaction amount exceeds the surety bond limit of the original signature guarantee.

- The guarantee stamp has been reported as stolen, missing or counterfeit.

E-MAIL COMMUNICATION

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

STATEMENTS AND REPORTS

The fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify TFS in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the fund, which include a list of the holdings, will be mailed twice a year to all shareholders.

Please retain your statements. If you require prior year statements, TA IDEX may charge $10 per statement year up to a maximum of $50 per Social Security Number.

DISTRIBUTIONS AND TAXES

The fund intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

TAXES ON DISTRIBUTIONS FROM THE FUND

The following summary does not apply to:

- qualified retirement accounts; or

- tax-exempt investors.

The fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If the fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year. Currently the fund pays an annual dividend in December.

You normally will be taxed on distributions you receive from the fund. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

  funds and bond funds, will not generally qualify for the 15% rate.

- The tax treatment of the guarantee feature of the fund is unclear under current tax law.

DISTRIBUTIONS FROM TA IDEX PROTECTED PRINCIPAL STOCK

Distributions from the fund are required to be reinvested.

The tax status of dividends and distributions for each calendar year will be detailed in your annual account status or tax forms for the fund.

TAXES ON THE SALE OR EXCHANGE OF SHARES

If you sell shares of the fund or exchange them for shares of another TA IDEX fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year and otherwise short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

WITHHOLDING TAXES

As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker/dealer firm submits your account through the National Securities Clearing Corporation. Your broker/dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker/dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding and are generally subject to U.S. tax certification requirements. Additionally, the appropriate tax form (generally, W-8BEN form) and documentary evidence are required if you are not a U.S. citizen or U.S. resident alien.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the fund.

               CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES

                                          AS A % OF DOLLAR
                                          AMOUNT (SUBJECT
        YEAR AFTER PURCHASING                TO CHANGE)
-----------------------------------------------------------
  First                                          5%
  Second                                         5%
  Third                                          4%
  Fourth                                         4%
  Fifth                                          3%
  Sixth and later                                0%

* Exchanges from the fund to other TA IDEX funds will be subject to the normal CDSC schedule of the receiving fund.

CONTINGENT DEFERRED SALES CHARGE

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

Persons who bought Class A shares at NAV (without sales charge) may not impose a sales charge when they re-sell those shares.

WAIVER OF CLASS A, CLASS B AND CLASS M REDEMPTION CHARGES

You will not be assessed a sales charge for shares if you sell in the following situations:

- Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.

- Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined). Proof of death or disability will be required.

- On redemptions made under TA IDEX's systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established).

  NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance per fund at the time of redemption.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

- If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

YOU SHOULD CONSULT THE PROSPECTUS OF THE TA IDEX FUNDS IN WHICH YOU WISH TO INVEST FOR MORE DETAILS.

----------------------------------------------------------------------------------------------------------------------
    CLASS A SHARES -             CLASS B SHARES -               CLASS C SHARES -               CLASS M SHARES -
       FRONT LOAD                    BACK LOAD                     LEVEL LOAD                     LEVEL LOAD
----------------------------------------------------------------------------------------------------------------------

  - Initial sales charge   - No up-front sales charge     - No up-front sales charge     - Initial sales charge of
    of 5.50%                                                                               1.00%
                           - Deferred sales charge of     - No deferred sales charge
  - Discounts of sales       5.00% or less on shares you                                 - 12b-1 distribution and
    charge for larger        sell within 5 years (see     - 12b-1 distribution and       service fees of 0.90% per
    investments              deferred sales charge          service fees of 1.00%            year
                             table on page 3)
  - 12b-1 distribution                                    - No conversion to Class A     - Deferred sales charge of
    and service fees of    - 12b-1 distribution and         shares; expenses do not        1.00% if you sell within 18
    0.35%                    service fees of 1.00%          decrease                       months of purchase
  - Lower annual expenses  - Automatic conversion to                                     - Automatic conversion to
    than Class B, C or M     Class A shares after 8                                        Class A Shares after 10
    shares due to lower      years, reducing future                                        years, reducing future
    12b-1 distribution and   annual expenses                                               annual expenses
    service fees
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

(DOLLAR ICON)
UNDERWRITING AGREEMENT
---------------------------------------------------------

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The fund pays AFSG or its agent fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG or its agent reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, AFSG or its agent reallows its entire fee to those sellers.

(QUESTION MARK ICON)
OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS
---------------------------------------------------------
Transamerica Capital, Inc. (TCI), a broker-dealer affiliated to TFAI, TIM and AFSG, engages in wholesaling activities designed to support and maintain, and increase the number of, the financial intermediaries who sell shares of TA IDEX. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, TA IDEX to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by fees paid by TFAI and AFSG, and not the TA IDEX funds.

TCI (in connection with, or in addition to, wholesaling services), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the funds, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of a fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or shareholders in the funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%).

In addition, TCI participates in ticket charge programs with Cambridge Investment Research, Associated Securities, Inc., Securities America, Centaurus Financial and Vera Vest, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the
ticket charge. TCI also pays flat annual fees ranging from          to
         .

As of the date of this prospectus, TCI has such revenue sharing arrangements with over 20 brokers and other financial intermediaries, of which some of the more significant include arrangements with The Advisors Group, Associated Securities, Inc., Centaurus Financial, Compass Group, Duerr Financial Corp, Hantz Financial Services, Harbour Investments, Investors Capital, Legg Mason, Merrill Lynch, Morgan Stanley, PNC, Prudential Investments, RBC Dain Rauscher, Securities America, Signator Investors, Transamerica Financial Advisors, UBS Financial, US Bancorp, and Wachovia Securities.

For the calendar year ended December 31, 2006, TCI paid approximately $ million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from
         to          for a total of $         from the following fund
managers/advisors to participate in sales events:

In addition, while AFSG typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

From time to time, TCI, its affiliates and/or TFAI and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing and regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund's portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

(DOLLAR ICON)
DISTRIBUTION PLANS
---------------------------------------------------------
The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series. Payments may be made under each plan to financial intermediaries for past sales and distribution efforts and for continuing services.

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the fund may pay AFSG a distribution and service fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the fund may pay AFSG an annual distribution and service fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the fund may pay AFSG an annual distribution and service fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS M SHARES. The fees paid to AFSG for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the Class M shares of the fund.

THE EFFECT OF RULE 12B-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares.

For a complete description of the fund's 12b-1 Plans, see the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TA IDEX PROTECTED PRINCIPAL STOCK

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2006 has been derived from
financial statements audited by          , whose report, along with the fund's
financial statements, is included in the 2006 Annual Report, which is available to you upon request.

                                         FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
                                  ------------------------------------------------------------------------------------
                                                         INVESTMENT OPERATIONS                    DISTRIBUTIONS
                                  NET ASSET   -------------------------------------------   --------------------------
                      FOR THE      VALUE,          NET         NET REALIZED                  FROM NET      FROM NET
                       PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL      INVESTMENT     REALIZED
                     ENDED(D,G)   OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS     INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------
Class A              10/31/2006
                     10/31/2005    $10.64        $ 0.01           $0.59          $0.60        $  --         $   --
                     10/31/2004     10.15         (0.05)           0.54           0.49           --             --
                     10/31/2003     10.01         (0.04)           0.92           0.88           --          (0.74)
                     10/31/2002     10.00         (0.02)           0.03           0.01           --             --
----------------------------------------------------------------------------------------------------------------------
Class B              10/31/2006
                     10/31/2005     10.60         (0.06)           0.59           0.53           --             --
                     10/31/2004     10.15         (0.10)           0.55           0.45           --             --
                     10/31/2003     10.01         (0.11)           0.99           0.88           --          (0.74)
                     10/31/2002     10.00         (0.04)           0.05           0.01           --             --
----------------------------------------------------------------------------------------------------------------------
Class C              10/31/2006
                     10/31/2005     10.58         (0.05)           0.59           0.54           --             --
                     10/31/2004     10.15         (0.12)           0.55           0.43           --             --
                     10/31/2003     10.01         (0.11)           0.99           0.88           --          (0.74)
                     10/31/2002     10.00         (0.04)           0.05           0.01           --             --
----------------------------------------------------------------------------------------------------------------------
Class M              10/31/2006
                     10/31/2005     10.59         (0.04)           0.59           0.55           --             --
                     10/31/2004     10.14         (0.10)           0.55           0.45           --             --
                     10/31/2003     10.01         (0.10)           0.97           0.87           --          (0.74)
                     10/31/2002     10.00         (0.04)           0.05           0.01           --             --
----------------------------------------------------------------------------------------------------------------------

                      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
                      -------------------------
                      DISTRIBUTIONS
                      -------------   NET ASSET
                                       VALUE,
                          TOTAL        END OF
                      DISTRIBUTIONS    PERIOD
-------------------   -------------------------
Class A
                         $   --        $11.24
                             --         10.64
                          (0.74)        10.15
                             --         10.01
---------------------------------------------------------
Class B
                             --         11.13
                             --         10.60
                          (0.74)        10.15
                             --         10.01
--------------------------------------------------------------------
Class C
                             --         11.12
                             --         10.58
                          (0.74)        10.15
                             --         10.01
-------------------------------------------------------------------------------
Class M
                             --         11.14
                             --         10.59
                          (0.74)        10.14
                             --         10.01
------------------------------------------------------------------------------------------

                                                    RATIOS/SUPPLEMENTAL DATA
                                  ------------------------------------------------------------
                                                            RATIO OF EXPENSES
                                              NET ASSETS,      TO AVERAGE       NET INVESTMENT
                      FOR THE                   END OF        NET ASSETS(A)     INCOME (LOSS)    PORTFOLIO
                       PERIOD       TOTAL       PERIOD      -----------------   TO AVERAGE NET   TURNOVER
                      ENDED(G)    RETURN(C)     (000'S)     NET(E)   TOTAL(F)     ASSETS(A)       RATE(B)
----------------------------------------------------------------------------------------------------------
Class A              10/31/2006
                     10/31/2005     5.64%       $ 6,906      2.12%(h)   2.12%(h)      0.05%          3%
                     10/31/2004     4.82          8,006      2.22(i)   2.22(i)      (0.53)           1
                     10/31/2003     9.44          9,320      2.25      2.25         (0.46)           3
                     10/31/2002     0.10         10,381      2.25      2.62         (0.70)          14
----------------------------------------------------------------------------------------------------------
Class B              10/31/2006
                     10/31/2005     5.00         34,487      2.69(h)   2.69(h)      (0.51)           3
                     10/31/2004     4.43         40,756      2.69(i)   2.69(i)      (0.97)           1
                     10/31/2003     9.44         46,709      2.90      2.90         (1.11)           3
                     10/31/2002     0.10         47,170      2.90      3.28         (1.35)          14
----------------------------------------------------------------------------------------------------------
Class C              10/31/2006
                     10/31/2005     5.10          4,924      2.69(h)   2.69(h)      (0.50)           3
                     10/31/2004     4.24          6,423      2.82(i)   2.82(i)      (1.12)           1
                     10/31/2003     9.44          7,041      2.90      2.90         (1.11)           3
                     10/31/2002     0.10          6,969      2.90      3.28         (1.35)          14
----------------------------------------------------------------------------------------------------------
Class M              10/31/2006
                     10/31/2005     5.19          1,718      2.59(h)   2.59(h)      (0.39)           3
                     10/31/2004     4.44          2,316      2.80(i)   2.80(i)      (1.01)           1
                     10/31/2003     9.33          3,576      2.80      2.80         (1.01)           3
                     10/31/2002     0.10          4,076      2.80      3.18         (1.25)          14
----------------------------------------------------------------------------------------------------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements.

(g) TA IDEX Protected Principal Stock commenced operations on July 1, 2002.

(h) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.10%, 0.10%, 0.10% and 0.10% for Class A, Class B, Class C and Class M, respectively.

(i) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.06%, 0.06%, 0.06% and 0.07% for Class A, Class B, Class C and Class M, respectively.

BOTH THE INVESTMENT RETURNS AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE OVER TIME SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
                   P.O. Box 9012 o Clearwater, FL 33758-9012
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
             Distributor: AFSG Securities Corporation, Member NASD



      Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                P.O. Box 219945
                           Kansas City, MO 64121-9945


ADDITIONAL INFORMATION about this fund is contained in the Statement of Additional Information, dated March 1, 2007, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about this fund has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the fund are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about the fund, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                  TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                  TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
                TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
                   TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO
                  TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO
              TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO
                  TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH
                       TA IDEX BLACKROCK GLOBAL ALLOCATION
                 (FORMERLY, TA IDEX MERCURY GLOBAL ALLOCATION)
                       TA IDEX BLACKROCK LARGE CAP VALUE
                 (FORMERLY, TA IDEX MERCURY LARGE CAP VALUE)TA
                   IDEX CLARION GLOBAL REAL ESTATE SECURITIES
                          TA IDEX EVERGREEN HEALTH CARE
                    TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
                      TA IDEX FEDERATED MARKET OPPORTUNITY
                             TA IDEX JENNISON GROWTH
                       TA IDEX JPMORGAN INTERNATIONAL BOND
                        TA IDEX J.P. MORGAN MID CAP VALUE
                       TA IDEX LEGG MASON PARTNERS ALL CAP
                      (FORMERLY, TA IDEX SALOMON ALL CAP)
                  TA IDEX LEGG MASON PARTNERS INVESTORS VALUE
                  (FORMERLY, TA IDEX SALOMON INVESTORS VALUE)
                        TA IDEX MFS INTERNATIONAL EQUITY
               (FORMERLY, TA IDEX AMERICAN CENTURY INTERNATIONAL)
                             TA IDEX MARSICO GROWTH
                      TA IDEX MARSICO INTERNATIONAL GROWTH
                    TA IDEX MULTI-MANAGER INTERNATIONAL FUND
                     TA IDEX NEUBERGER BERMAN INTERNATIONAL
                     TA IDEX OPPENHEIMER DEVELOPING MARKETS
                   TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE
                         TA IDEX PIMCO REAL RETURN TIPS
                           TA IDEX PIMCO TOTAL RETURN
                        TA IDEX PROTECTED PRINCIPAL STOCK
                      TA IDEX TEMPLETON TRANSAMERICA GLOBAL
              (FORMERLY, TA IDEX TEMPLETON GREAT COMPANIES GLOBAL)
                          TA IDEX TRANSAMERICA BALANCED
                   TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
                           TA IDEX TRANSAMERICA EQUITY
                      TA IDEX TRANSAMERICA FLEXIBLE INCOME
                    TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
                      TA IDEX TRANSAMERICA HIGH-YIELD BOND
                        TA IDEX TRANSAMERICA MONEY MARKET
                    TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY
              (FORMERLY, TA IDEX GREAT COMPANIES - TECHNOLOGY(SM))
                      TA IDEX TRANSAMERICA SHORT-TERM BOND
                    TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
                       TA IDEX TRANSAMERICA VALUE BALANCED
                           TA IDEX UBS LARGE CAP VALUE
                    TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
                        TA IDEX VAN KAMPEN MID-CAP GROWTH
                     TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2007

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)

The funds listed above are series of Transamerica IDEX Mutual Funds ("Transamerica IDEX"), an open-end management investment company that offers a selection of investment funds. Transamerica IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). All funds, other than TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Transamerica Science & Technology, TA IDEX JPMorgan International Bond, TA IDEX PIMCO Real Return TIPS, TA IDEX Legg Mason Partners All Cap and TA IDEX Van Kampen Emerging Markets Debt, are diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Transamerica IDEX prospectus dated March 1, 2007, as it may further be supplemented or revised from time to time, which may be obtained free of charge by writing or calling Transamerica IDEX at the above address or telephone number. This SAI contains additional and more detailed information about the Transamerica IDEX operations and activities than that set forth in the prospectus. The Transamerica IDEX Annual Report to shareholders including the financial statements therein, are incorporated by reference into this SAI.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES.....................................................     1
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES...........................     1
OTHER POLICIES AND PRACTICES OF THE FUNDS ................................     5
OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS ........................     5
FOREIGN INVESTMENTS ......................................................    14
OTHER INVESTMENT COMPANIES ...............................................    15
SHORT SALES ..............................................................
WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES ..........    15
ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES ......................    15
DOLLAR ROLLS .............................................................
INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT
   TRUSTS ("REITS") ......................................................    16
MORTGAGE-RELATED SECURITIES ..............................................    16
INCOME PRODUCING SECURITIES ..............................................    18
LENDING OF FUND SECURITIES ...............................................    19
JOINT TRADING ACCOUNTS ...................................................    19
ILLIQUID AND RESTRICTED/144A SECURITIES ..................................    19
DISTRESSED SECURITIES ....................................................    19
MUNICIPAL OBLIGATIONS ....................................................    20
LOANS ....................................................................    20
EQUITY EQUIVALENTS .......................................................    21
EVENT-LINKED BONDS .......................................................    21
COLLATERALIZED DEBT OBLIGATIONS ..........................................    21
REPURCHASE AND REVERSE REPURCHASE AGREEMENTS .............................    22
PASS-THROUGH SECURITIES ..................................................    22
HIGH-YIELD/HIGH-RISK BONDS ...............................................    23
WARRANTS AND RIGHTS ......................................................    23
U.S. GOVERNMENT SECURITIES ...............................................    23
COMMODITIES AND NATURAL RESOURCES ........................................
TEMPORARY DEFENSIVE POSITION .............................................    23
OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST ...........................    24
PORTFOLIO TURNOVER RATE ..................................................    25
DISCLOSURE OF PORTFOLIO HOLDINGS .........................................    25
INVESTMENT ADVISORY AND OTHER SERVICES ...................................    26
SUB-ADVISERS .............................................................    34
DISTRIBUTOR ..............................................................    43
ADMINISTRATIVE SERVICES ..................................................    47
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ...........................    49
FUND TRANSACTIONS AND BROKERAGE ..........................................    50
DIRECTED BROKERAGE .......................................................    52
TRUSTEES AND OFFICERS ....................................................    55
SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES...............    63
DEALER REALLOWANCES ......................................................    64
DISTRIBUTION PLANS .......................................................    66
DISTRIBUTION FEES ........................................................    67
NET ASSET VALUE DETERMINATION ............................................    77
DIVIDENDS AND OTHER DISTRIBUTIONS ........................................    78
SHAREHOLDER ACCOUNTS .....................................................    79
PURCHASE OF SHARES .......................................................    79
RETIREMENT PLANS .........................................................    80
REDEMPTION OF SHARES .....................................................    80
TAXES ....................................................................    82
PRINCIPAL SHAREHOLDERS ...................................................    89
MISCELLANEOUS ............................................................   100
PERFORMANCE INFORMATION ..................................................   102

FINANCIAL STATEMENTS .....................................................   104
Appendix A ...............................................................   A-1
Appendix B................................................................   B-1

                              INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of each fund of Transamerica IDEX, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy. Unless expressly designated as fundamental, all policies and procedures of each fund may be changed by Transamerica IDEX's Board of Trustees without shareholder approval. Each fund has adopted, as applicable, the following fundamental restrictions:

1. DIVERSIFICATION

Each fund shall be a "diversified company" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (except TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Transamerica Science & Technology, TA IDEX JPMorgan International Bond, TA IDEX PIMCO Real Return TIPS, TA IDEX Legg Mason Partners All Cap and TA IDEX Van Kampen Emerging Markets Debt), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Transamerica Science & Technology, TA IDEX JPMorgan International Bond, TA IDEX PIMCO Real Return TIPS, TA IDEX Legg Mason Partners All Cap and TA IDEX Van Kampen Emerging Markets Debt shall each be a "non-diversified company" as that term is defined in the 1940 Act.

2. BORROWING

Each fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. SENIOR SECURITIES

Each fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. UNDERWRITING SECURITIES

Each fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended ("1933 Act"), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act, each fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5. REAL ESTATE

Each fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. MAKING LOANS

Each fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. CONCENTRATION OF INVESTMENTS

Each fund may not "concentrate" its investments in a particular industry or group of industries (except those funds listed below), except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

TA IDEX Clarion Global Real Estate Securities may concentrate in securities of issuers in the real estate industry. TA IDEX Evergreen Health Care may concentrate in the health sciences industry.

8. COMMODITIES

Each fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL RESTRICTIONS

Furthermore, certain funds have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees of the fund without shareholder approval.

(A) EXERCISING CONTROL OR MANAGEMENT

Except for TA IDEX Bjurman, Barry Micro Emerging Growth, TA IDEX Oppenheimer Small- & Mid-Cap Value and TA IDEX Van Kampen Mid-Cap Growth, each fund may not invest in companies for the purposes of exercising control or management.

(B) PURCHASING SECURITIES ON MARGIN

TA IDEX American Century Large Company Value, TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Evergreen International Small Cap, TA IDEX Jennison Growth, TA IDEX MFS International Equity, TA IDEX Marsico International Growth, TA IDEX PIMCO Real Return TIPS, TA IDEX PIMCO Total Return, TA IDEX Protected Principal Stock, TA IDEX Legg Mason Partners Investors Value, TA IDEX Templeton Transamerica Global, TA IDEX Transamerica Balanced, TA IDEX Transamerica High-Yield Bond, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Equity, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Money Market, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Value Balanced, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions in options, futures contracts, swaps and forward contracts and other derivative instruments, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps and forward contracts and other derivative instruments shall not constitute purchasing securities on margin.

TA IDEX BlackRock Large Cap Value may not purchase securities on margin, except
(i) for use of short-term credit necessary for the clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with the futures contracts or other permissible investments.

(C) ILLIQUID SECURITIES

No fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, except that TA IDEX Transamerica High-Yield Bond and TA IDEX Transamerica Money Market may not invest in more than 10% of its net assets in illiquid securities.

(D) SHORT SALES

TA IDEX American Century Large Company Value, TA IDEX Evergreen Health Care, TA IDEX Evergreen International Small Cap, TA IDEX MFS International Equity, TA IDEX Marsico International Growth, TA IDEX BlackRock Large Cap Value, TA IDEX PIMCO Real Return TIPS, TA IDEX PIMCO Total Return, TA IDEX Protected Principal Stock, TA IDEX Transamerica High-Yield Bond, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Equity, TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Money Market, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Value Balanced, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

TA IDEX Clarion Global Real Estate Securities, TA IDEX Jennison Growth, TA IDEX Legg Mason Partners Investors Value, TA IDEX Templeton Transamerica Global, TA IDEX Transamerica Balanced and TA IDEX Transamerica Flexible Income may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(E) OIL, GAS OR MINERAL DEPOSITS

TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Clarion Global Real Estate Securities, TA IDEX Jennison Growth, TA IDEX PIMCO Real Return TIPS, TA IDEX PIMCO Total Return, TA IDEX Transamerica Balanced, TA IDEX Transamerica High-Yield Bond, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Value Balanced and TA IDEX Van Kampen Small Company Growth may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

TA IDEX Evergreen Health Care may not invest in interests in oil, gas or other mineral development or exploration programs, as a result thereof more than 5% of the value of the total assets of a fund would be invested in such programs.

(F) MORTGAGE OR PLEDGE SECURITIES

TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Jennison Growth, TA IDEX Marsico International Growth, TA IDEX Legg Mason Partners Investors Value, TA IDEX Templeton Transamerica Global, TA IDEX Transamerica Balanced, TA IDEX Transamerica Flexible Income and TA IDEX Transamerica Value Balanced may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

TA IDEX Evergreen Health Care, TA IDEX Protected Principal Stock, TA IDEX Transamerica High-Yield Bond and TA IDEX Transamerica Small/Mid Cap Value may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment.

TA IDEX Transamerica Convertible Securities and TA IDEX Transamerica Money Market may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

(G) INVESTMENT IN OTHER INVESTMENT COMPANIES

TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Jennison Growth, TA IDEX Legg Mason Partners Investors Value, TA IDEX Templeton Transamerica Global, TA IDEX Transamerica Balanced, TA IDEX Transamerica High-Yield Bond, TA IDEX Transamerica Flexible Income and TA IDEX Transamerica Growth

Opportunities may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act.

TA IDEX J.P. Morgan Mid Cap Value may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

TA IDEX AllianceBernstein International Value, TA IDEX Bjurman, Barry Micro Emerging Growth, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International, and TA IDEX Van Kampen Mid-Cap Growth may not purchase securities issued by registered open-end investment companies or registered unit investment trusts in reliance upon Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

(H) FUTURES CONTRACTS

TA IDEX Transamerica Short-Term Bond may enter into futures contracts and write and buy put and call options relating to futures contracts.

TA IDEX MFS International Equity and TA IDEX Van Kampen Small Company Growth may enter into futures contracts and write and buy put and call options relating to futures contracts. The funds may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

TA IDEX Clarion Global Real Estate Securities, TA IDEX Jennison Growth, TA IDEX Legg Mason Partners Investors Value, TA IDEX Templeton Transamerica Global, TA IDEX Transamerica Balanced and TA IDEX Transamerica Flexible Income may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of total assets.

TA IDEX Marsico International Growth may not enter into any futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

TA IDEX Evergreen Health Care may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures that do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value.

TA IDEX Transamerica High-Yield Bond may not purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the fund's net assets, or aggregate margin deposits made by the fund in excess of 5% of the fund's net assets; (b) which are not for hedging purposes only; or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission ("SEC") for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act; (ii) by the Commodity Futures Trading Commission ("CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations; or (iii) by state securities commissioners or administrators in the states in which the fund's shares have been qualified for public offering.

(I) "JOINT AND SEVERAL" BASIS

TA IDEX Transamerica Science & Technology may not participate on a "joint" or "joint and several" basis in any trading accounts in securities.

(J) FOREIGN ISSUERS

TA IDEX Jennison Growth, TA IDEX Legg Mason Partners Investors Value and TA IDEX Transamerica High-Yield Bond may not invest more than 25% of their net assets at the time of purchase in the securities of foreign issuers and obligors.

(K) WARRANTS

TA IDEX Evergreen Health Care may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

(L) PUT, CALL, STRADDLE OR SPREAD OPTIONS

TA IDEX Transamerica High-Yield Bond may not write or purchase put, call, straddle or spread options, or combinations thereof.

(M) REAL ESTATE LIMITED PARTNERSHIP

TA IDEX Transamerica High-Yield Bond may not invest in real estate limited partnerships.

(N) ADDITIONAL AND TEMPORARY BORROWINGS

TA IDEX American Century Large Company Value and TA IDEX MFS International Equity may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

TA IDEX Evergreen Health Care and TA IDEX Marsico Growth may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the fund's assets exceed $40,000,000.

(O) BANK TIME DEPOSITS

TA IDEX Transamerica High-Yield Bond may not invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the fund's total assets in bank time deposits with maturities of from 2 business days through 7 calendar days.

(P) OFFICERS OWNERSHIP

TA IDEX Transamerica High-Yield Bond may not purchase or retain the securities of any issuer if, to the fund's knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

                    OTHER POLICIES AND PRACTICES OF THE FUNDS

The following investments are subject to limitations as set forth in each fund's investment restrictions and policies. Unless otherwise specified in this SAI or in the prospectus, the percentages set forth below and the percentage limitations set forth in the prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

OPTIONS ON SECURITIES AND INDICES. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds, other than TA IDEX Transamerica High-Yield Bond, may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian.

Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for a fund. This premium income will serve to enhance a fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a fund.

Once the decision to write a call option has been made, a fund's investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a fund.

Where a fund may purchase put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a "put" is normally (i) the fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period. A fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss. A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

OPTIONS ON FOREIGN CURRENCIES. A fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. A fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. Certain funds may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Commission Merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The funds may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the fund's ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Futures transactions will be limited to the extent necessary to maintain the qualification of these funds as a regulated investment companies. Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the funds and their adviser, the funds and the adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the funds exemption filing with respect to its use of futures contracts are no longer applicable.

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. The funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

A fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, a fund may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or expects to have portfolio exposure. A fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A fund's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the fund to hold liquid securities or cash equal to a fund's obligations in a segregated account throughout the duration of the contract.

A fund may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, a fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The funds may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.

If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

TOTAL RATE OF RETURN SWAPS. A fund may enter into total rate of return swap contracts for investment purposes. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

EURO INSTRUMENTS. The funds may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed-income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

Each fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and Fiduciary Depository Receipts ("FDRs") or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs and FDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs, EDRs and FDRs are European, global and fiduciary receipts, respectively, evidencing a similar arrangement. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures; and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a fund's assets. The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

SOVEREIGN DEBT SECURITIES (TA IDEX PIMCO TOTAL RETURN AND TA IDEX PIMCO REAL RETURN TIPS). TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS may invest in securities issued or guaranteed by any country and denominated in any currency. The funds expect to generally invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but are subject to the risks attendant to foreign investments, which are discussed above.

The funds may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The funds will not invest more than 25% of their assets in the securities of supranational entities.

EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Certain funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

Risks of Investments in Russia. Certain funds may invest a portion of their assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company's share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a fund to lose its registration through fraud, negligence or mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While the fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to a fund.

SHORT SALES

Certain funds may from time to time sell securities short. In the event that the sub-adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a fund may be unable to replace a borrowed security sold short.

OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, a fund may invest in securities issued by other investment companies as permitted under the 1940 Act. A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund. BlackRock has received an exemptive order from the SEC permitting TA IDEX

BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases these funds' aggregate investment of cash in shares of such investment companies shall not exceed 25% of their total assets at any time.

EXCHANGE-TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, a fund may invest in shares of investment companies known as ETFs. For example, a fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund. Other examples of ETFs in which the funds may invest are DIAMONS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust or QQQ (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement" or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero-coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Certain funds may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero-coupon bonds.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrue that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

DOLLAR ROLLS

Certain funds may enter into dollar rolls transactions, pursuant to which the fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the fund is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The fund could also be compensated through receipt of fee income. The fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. Transamerica IDEX will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Code.

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk.

MORTGAGE-RELATED SECURITIES

The funds may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund's investment in such securities will be subject to the limitations on its investment in investment company securities. In the case of privately-issued mortgage-related and asset-backed securities, the funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage-related securities in which these funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations; and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Certain funds may invest in Collateralized Mortgage Obligations ("CMOs") residuals and stripped mortgage-backed securities ("SMBS"). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

INCOME-PRODUCING SECURITIES

Certain funds focus their investments in income-producing securities.

Certain funds will purchase defaulted securities only when their respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     Disposition of Fund Securities. The funds generally intend to purchase securities for which the sub-adviser expects an active market to be maintained. Defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The funds will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the funds' ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the funds.

Other types of income-producing securities that the funds may purchase include, but are not limited to, the following:

     Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

     Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The funds will not invest more than 5% of their respective assets in inverse floaters.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF FUND SECURITIES

The funds, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, the funds must receive at least 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily; and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the funds do not have the right to vote securities on loan, each intends regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, it could experience delays in recovering its securities and possible capital losses. The funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees. BlackRock has received an exemptive order from the SEC permitting TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value to lend portfolio securities to affiliates of Merrill Lynch and to retain an affiliate of Merrill Lynch as lending agent.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

Transamerica IDEX's Board of Trustees has authorized each fund's sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, the fund's sub-adviser generally will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer and/or other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The fund may be restricted in its ability to sell such securities at a time when a fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

DISTRESSED SECURITIES

Certain funds may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

MUNICIPAL OBLIGATIONS

The funds may invest in the following types of municipal obligations:

MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations; and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

LOANS

A fund may invest in certain commercial loans, generally known as "syndicated bank loans," by acquiring participations or assignments in such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a lender. The fund's investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Except for certain funds, a fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of derivative security in which the fund might invest.

EVENT-LINKED BONDS

Certain funds may invest a portion of their assets in "event-linked bonds," which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion, or all, of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

Certain funds may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below-investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the funds' prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

Each fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the funds.

HIGH-YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below-investment-grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower-rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher-rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower-rated and nonrated securities; (ii) the value of high-yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher-rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus, direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

COMMODITIES AND NATURAL RESOURCES

Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals, for example, gold, silver, platinum, and palladium, and other natural resources. Certain funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to, or instruments that result in exposure to, commodities markets. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

CORPORATE DEBT SECURITIES. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as: (a) location -- the strength of the local economy will often affect financial institutions in the region; (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans; and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE- OR FLOATING-RATE SECURITIES. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans. See the discussion of "Loans" in this SAI.

PREFERRED STOCKS. Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, a fund may invest in common stocks. TA IDEX Transamerica Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in a fund's portfolio consistent with the investment objective and policies of the fund whenever such changes are believed to be in the best interests of the fund and its shareholders, and each fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for all of the funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences

The portfolio turnover rate for each of the funds is calculated by dividing the lesser of a fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the funds to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the funds' portfolio holdings. The funds' service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the funds may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the funds' policies.

The funds, or their duly authorized service providers, may publicly disclose holdings of all funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of a fund's completed purchases and sales may only be made available after the public disclosure of a fund's portfolio holdings.

The funds (except TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio and TA IDEX Multi-Manager International Fund(the "Asset Allocation funds") publish all portfolio holdings on a quarterly basis on their website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information generally remains online for 6 months or as otherwise consistent with applicable regulations. The Asset Allocation funds post all portfolio holdings on the website within two weeks after the end of each month. The information will generally remain online for up to four months, or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the funds. The funds may then forward the information to investors and consultants requesting it.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar, Inc. or Lipper, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds by these services and departments, the funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the funds' investment adviser's compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the funds (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are: (1) authorized to have access to the portfolio information; and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser's compliance department or the funds' Chief Compliance Officer ("CCO") may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the funds' policies and procedures on disclosure of portfolio holdings.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica IDEX has entered into an Investment Advisory Agreement ("Advisory Agreement") on behalf of each fund with Transamerica Fund Advisors, Inc. ("TFAI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TFAI supervises each respective fund's investments and conducts its investment program. TFAI hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) ("Western Reserve") and AUSA Holding Company (23%) ("AUSA"), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC are affiliates of TFAI and Transamerica IDEX.

INVESTMENT ADVISER COMPENSATION

TFAI receives compensation calculated daily and paid monthly from the funds at the annual rates indicated below (expressed as a specified percentage of the fund's average daily net assets). The table below lists those percentages by fund.

FUND                                                   PERCENTAGE OF AVERAGE DAILY NET ASSETS
----                                                   --------------------------------------
TA IDEX AllianceBernstein International Value          0.45% of the first $200 million
                                                       0.36% over $200 million up to $500 million
                                                       0.32% in excess of $500 million

TA IDEX American Century Large Company Value           0.835% of the first $250 million
                                                       0.80% over $250 million up to $400 million
                                                       0.775% over $400 million up to $750 million
                                                       0.70% in excess of $750 million

TA IDEX Asset Allocation - Conservative Portfolio      0.10%
TA IDEX Asset Allocation - Growth Portfolio
TA IDEX Asset Allocation - Moderate Growth Portfolio
TA IDEX Asset Allocation - Moderate Portfolio

TA IDEX Bjurman, Barry Micro Emerging Growth           1.05% of the first $250 million
                                                       1.00% over $250 million up to $500 million
                                                       0.975% in excess of $500 million

TA IDEX BlackRock Global Allocation                    0.80% of the first $100 million
                                                       0.72% in excess of $100 million

TA IDEX BlackRock Large Cap Value                      0.80% of the first $250 million
                                                       0.775% over $250 million up to $750 million
                                                       0.75% in excess of $750 million

TA IDEX Clarion Global Real Estate Securities          0.80% of the first $250 million
                                                       0.775% over $250 million up to $500 million
                                                       0.70% over $500 million up to $1 billion
                                                       0.65% in excess of $1 billion

TA IDEX Evergreen Health Care                          0.87% of the first $100 million
                                                       0.85% over $100 million up to $250 million
                                                       0.80% in excess of $250 million

TA IDEX Evergreen International Small Cap              1.07% of the first $250 million
                                                       1.00% in excess of $250 million

TA IDEX Federated Market Opportunity                   0.85% of the first $30 million
                                                       0.80% over $30 million up to $50 million
                                                       0.70% in excess of $50 million

TA IDEX Jennison Growth                                0.80% of the first $250 million
                                                       0.775% over $250 million up to $500 million
                                                       0.70% over $500 million up to $1 billion
                                                       0.675% over $1 billion up to $1.5 billion
                                                       0.65% in excess of $1.5 billion

TA IDEX JPMorgan International Bond                    0.55% of the first $100 million
                                                       0.52% over $100 million up to $250 million
                                                       0.51% over $250 million up to $500 million
                                                       0.50% over $500 million up to $1 billion
                                                       0.47% in excess of $1 billion

TA IDEX J.P. Morgan Mid Cap Value                      0.85% of the first $100 million
                                                       0.80% in excess of $100 million

TA IDEX Legg Mason Partners All Cap                    0.80% of the first $500 million
                                                       0.675% in excess of $500 million

TA IDEX Legg Mason Partners Investors Value            0.80% of the first $500 million
                                                       0.70% in excess of $500 million

TA IDEX MFS International Equity                       0.925% of the first $250 million
                                                       0.90% over $250 million up to $500 million
                                                       0.85% over $500 million up to $1 billion
                                                       0.80% in excess of $1 billion

TA IDEX Marsico Growth                                 0.80% of the first $500 million
                                                       0.70% in excess of $500 million

TA IDEX Marsico International Growth                   1.06% of the first $300 million
                                                       1.01% over $300 million up to $400 million
                                                       0.96% over $400 million up to $1 billion
                                                       0.91% in excess of $1 billion

TA IDEX Multi-Manager International Fund               0.10%

TA IDEX Neuberger Berman International                 1.00% of the first $100 million
                                                       0.95% in excess of $100 million

TA IDEX Oppenheimer Developing Markets                 1.20% of the first $50 million
                                                       1.15% over $50 million up to $200 million
                                                       1.10% in excess of $200 million

TA IDEX Oppenheimer Small- & Mid-Cap Value             0.95% of the first $100 million
                                                       0.90% over $100 million up to $250 million
                                                       0.85% over $250 million up to $500 million
                                                       0.825% in excess of $500 million

TA IDEX PIMCO Real Return TIPS                         0.70% of the first $250 million
                                                       0.65% over $250 million up to $750 million
                                                       0.60% in excess of $750 million

TA IDEX PIMCO Total Return                             0.675% of the first $250 million
                                                       0.65% over $250 million up to $750 million
                                                       0.60% in excess of $750 million

TA IDEX Protected Principal Stock                      1.30% of the first $100
                                                       1.25% in excess of $100 million

TA IDEX Templeton Transamerica Global                  0.80% of the first $500 million
                                                       0.70% in excess of $500 million

TA IDEX Transamerica Balanced                          0.80% of the first $250 million
                                                       0.75% over $250 million up to $500 million
                                                       0.70% over $500 million up to $1.5 billion
                                                       0.625% in excess of $1.5 billion

TA IDEX Transamerica Convertible Securities            0.75% of the first $250 million
                                                       0.70% in excess of $250 million

TA IDEX Transamerica Equity                            0.75% of the first $500 million
                                                       0.70% over $500 million up to $2.5 billion

                                                       0.65% in excess of $2.5 billion

TA IDEX Transamerica Flexible Income                   0.775% of the first $100 million
                                                       0.75% over $100 million up to $250 million
                                                       0.675% over $250 million up to $350 million
                                                       0.625% in excess of $350 million

TA IDEX Transamerica Growth Opportunities              0.80% of the first $250 million
                                                       0.75% over $250 million up to $500 million
                                                       0.70% in excess of $500 million

TA IDEX Transamerica High-Yield Bond                   0.59% of the first $400 million
                                                       0.575% over $400 million up to $750 million
                                                       0.55% in excess of $750 million

TA IDEX Transamerica Money Market                      0.40%

TA IDEX Transamerica Science & Technology              0.78% of the first $500 million
                                                       0.70% in excess of $500 million

TA IDEX Transamerica Short-Term Bond                   0.65% of the first $250 million
                                                       0.60% over $250 million up to $500 million
                                                       0.575% over $500 million up to $1 billion
                                                       0.55% in excess of $1 billion

TA IDEX Transamerica Small/Mid Cap Value               0.80% of the first $500 million
                                                       0.75% in excess of $500 million

TA IDEX Transamerica Value Balanced                    0.75% of the first $500 million
                                                       0.65% over $500 million up to $1 billion
                                                       0.60% in excess of $1 billion

TA IDEX UBS Large Cap Value                            0.82% of the first $200 million
                                                       0.76% over $200 million up to $400 million
                                                       0.74% over $400 million up to $750 million
                                                       0.71% over $750 million up to $1 billion
                                                       0.67% over $1 billion up to $1.5 billion
                                                       0.62% in excess of $1.5 billion

TA IDEX Van Kampen Emerging Markets Debt               0.95% of the first $250 million
                                                       0.85% over $250 million up to $500 million
                                                       0.80% in excess of $500 million

TA IDEX Van Kampen Mid-Cap Growth                      0.80% of the first $1 billion
                                                       0.775% in excess of $1 billion

TA IDEX Van Kampen Small Company Growth                0.95% of the first $500 million
                                                       0.85% in excess of $500 million

ADVISORY AGREEMENT

For each fund, the duties and responsibilities of the investment adviser are specified in the fund's Advisory Agreement. The Advisory Agreement provides that TFAI will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers; and (iii) be responsible for the administration of each fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the fund, TFAI or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that TFAI shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of TFAI in the performance of its duties thereunder.

Each fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or TFAI), expenses of preparing and typesetting periodic reports to shareholders (except for those reports the funds permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

EXPENSE LIMITATION

TFAI has entered into an expense limitation agreement with Transamerica IDEX on behalf of certain funds, pursuant to which TFAI has agreed to reimburse a fund or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to the fund, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage is listed by fund in the following table, as specified for that fund (expense cap). For certain funds, Transamerica IDEX, on behalf of such funds, may at a later date reimburse TFAI for operating expenses previously paid on behalf of such funds during the previous 36 months, but only if, after such reimbursement, the funds' expense ratios do not exceed the expense cap. The agreement continues automatically for one-year terms unless TFAI provides written notice to Transamerica IDEX prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Advisory Agreement. The funds currently included in the agreement are listed as follows:

TA IDEX Asset Allocation - Conservative Portfolio
TA IDEX Asset Allocation - Growth Portfolio
TA IDEX Asset Allocation - Moderate Growth Portfolio
TA IDEX Asset Allocation - Moderate Portfolio
TA IDEX Bjurman, Barry Micro Emerging Growth
TA IDEX BlackRock Large Cap Value(1)
TA IDEX Evergreen International Small Cap
TA IDEX Transamerica Science & Technology(2)
TA IDEX J.P. Morgan Mid Cap Value
TA IDEX Marsico International Growth
TA IDEX Oppenheimer Small- & Mid-Cap Value
TA IDEX Protected Principal Stock
TA IDEX Templeton Transamerica Global(3)
TA IDEX Transamerica Balanced
TA IDEX Transamerica Convertible Securities
TA IDEX Transamerica Flexible Income
TA IDEX Transamerica Money Market
TA IDEX Transamerica Short-Term Bond
TA IDEX Transamerica Small/Mid Cap Value
TA IDEX UBS Large Cap Value
TA IDEX Van Kampen Emerging Markets Debt
TA IDEX Van Kampen Small Company Growth

(1) TA IDEX BlackRock Large Cap Value was previously operated as TA IDEX Mercury Large Cap Value. The fund changed its name on October 27, 2006.

(2) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

(3) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

The applicable expense caps for each of the funds are listed in the following table.

                                                                         EXPENSE
FUND                                                                       CAP
----                                                                     -------
TA IDEX AllianceBernstein International Value                             1.13%
TA IDEX American Century Large Company Value                               N/A*
TA IDEX Asset Allocation - Conservative Portfolio                         0.45%
TA IDEX Asset Allocation - Growth Portfolio                               0.45%
TA IDEX Asset Allocation - Moderate Growth Portfolio                      0.45%
TA IDEX Asset Allocation - Moderate Portfolio                             0.45%
TA IDEX Bjurman, Barry Micro Emerging Growth                              1.25%
TA IDEX BlackRock Global Allocation(1)                                    1.00%

                                                                         EXPENSE
FUND                                                                       CAP
----                                                                     -------
TA IDEX BlackRock Large Cap Value(2)                                      1.00%
TA IDEX Clarion Global Real Estate Securities                              N/A*
TA IDEX Evergreen Health Care                                              N/A*
TA IDEX Evergreen International Small Cap                                 1.32%
TA IDEX Federated Market Opportunity                                      1.05%
TA IDEX Jennison Growth                                                    N/A*
TA IDEX JP Morgan International Bond                                      0.75%
TA IDEX J.P. Morgan Mid Cap Value                                         1.05%
TA IDEX Legg Mason Partners All Cap(3)                                    1.20%
TA IDEX Legg Mason Partners Investors Value(3)                             N/A*
TA IDEX Marsico Growth                                                     N/A*
TA IDEX Marsico International Growth                                      1.31%
TA IDEX MFS International Equity(4)                                        N/A*
TA IDEX Multi-Manager International Fund                                  0.45%
TA IDEX Neuberger Berman International                                    1.25%
TA IDEX Oppenheimer Developing Markets                                    1.45%
TA IDEX Oppenheimer Small- & Mid-Cap Value                                1.15%
TA IDEX PIMCO Real Return TIPS                                             N/A*
TA IDEX PIMCO Total Return                                                 N/A*
TA IDEX Protected Principal Stock                                         1.90%
TA IDEX Templeton Transamerica Global(5)                                  1.20%
TA IDEX Transamerica Balanced                                             1.45%
TA IDEX Transamerica Convertible Securities                               1.35%
TA IDEX Transamerica Equity                                               1.17%
TA IDEX Transamerica Flexible Income                                      1.50%
TA IDEX Transamerica Growth Opportunities                                 1.40%
TA IDEX Transamerica High-Yield Bond                                      1.24%
TA IDEX Transamerica Money Market                                         0.48%
TA IDEX Transamerica Science & Technology(6)                              1.18%
TA IDEX Transamerica Short-Term Bond                                      0.85%
TA IDEX Transamerica Small/Mid Cap Value                                  1.40%
TA IDEX Transamerica Value Balanced                                       1.20%
TA IDEX UBS Large Cap Value                                               1.02%
TA IDEX Van Kampen Emerging Markets Debt                                  1.15%
TA IDEX Van Kampen Mid-Cap Growth                                         1.00%
TA IDEX Van Kampen Small Company Growth                                   1.15%

*    Prior to March 1, 2007, the expense caps were as follows:

TA IDEX American Century Large Company Value                              1.45%
TA IDEX BlackRock Large Cap Value                                         1.20%
TA IDEX Clarion Global Real Estate Securities                             1.40%
TA IDEX Evergreen Health Care                                             1.47%
TA IDEX Jennison Growth                                                   1.40%
TA IDEX Legg Mason Partners Investors Value                               1.20%
TA IDEX Marsico Growth                                                    1.40%
TA IDEX MFS International Equity                                          1.32%
TA IDEX PIMCO Real Return TIPS                                            1.30%
TA IDEX PIMCO Total Return                                                1.30%

(These funds (and TA IDEX Protected Principal Stock) are closed to new investors.)

(1) TA IDEX BlackRock Global Allocation was previously operated as TA IDEX Mercury Global Allocation. The fund changed its name on October 27, 2006.

(2) TA IDEX BlackRock Large Cap Value was previously operated as TA IDEX Mercury Large Cap Value. The fund changed its name on October 27, 2006.

(3) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX MFS International Equity was previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(5) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(6) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

TOTAL ADVISORY FEES PAID BY THE FUNDS

The following table sets forth the total amounts the funds paid to TFAI, and reimbursements by TFAI to the funds, if any, for the fiscal years ended October 31, 2006, 2005 and 2004.

                                                             ADVISORY FEE AFTER
                                                            EXPENSE REIMBURSEMENT             EXPENSE REIMBURSEMENTS
                                                                 OCTOBER 31,                        OCTOBER 31,
                                                       --------------------------------   ------------------------------
FUND                                                    2006       2005         2004       2006       2005        2004
----                                                   ------   ----------   ----------   ------   ----------   --------
TA IDEX AllianceBernstein International Value(1)                       N/A          N/A                   N/A        N/A
TA IDEX American Century Large Company Value           $_____   $3,391,055   $  682,635   $_____   $       --   $     --
TA IDEX Asset Allocation - Conservative Portfolio      $_____   $  421,315   $  327,487   $_____   $       --   $     --
TA IDEX Asset Allocation - Growth Portfolio            $_____   $  876,694   $  522,110   $_____   $       --   $     --
TA IDEX Asset Allocation - Moderate Growth Portfolio   $_____   $1,707,666   $1,053,807   $_____   $       --   $     --
TA IDEX Asset Allocation - Moderate Portfolio          $_____   $1,181,544   $  835,347   $_____   $       --   $     --
TA IDEX Bjurman, Barry Micro Emerging Growth(2)                        N/A          N/A                   N/A        N/A
TA IDEX BlackRock Global Allocation(1) (3)                             N/A          N/A                   N/A        N/A
TA IDEX BlackRock Large Cap Value(3) (5)               $_____    1,561,062          N/A   $_____           --        N/A
TA IDEX Clarion Global Real Estate Securities          $_____   $1,080,341   $  832,476   $_____   $       --   $     --
TA IDEX Evergreen Health Care                          $_____   $3,131,970   $1,190,855   $_____   $    9,846   $     --
TA IDEX Evergreen International Small Cap(4)           $_____    2,312,431          N/A   $_____           --        N/A
TA IDEX Federated Market Opportunity(1)                                N/A          N/A                   N/A        N/A
TA IDEX Jennison Growth                                $_____   $  867,236   $  657,176   $_____   $       --   $     --
TA IDEX JPMorgan International Bond(1)                                 N/A          N/A                   N/A        N/A
TA IDEX J.P. Morgan Mid Cap Value(5)                   $_____      837,654          N/A   $_____           --        N/A
TA IDEX Legg Mason Partners All Cap(7)                 $_____   $3,684,939   $5,002,344   $_____   $       --   $     --
TA IDEX Legg Mason Partners Investors Value(7)         $_____   $2,375,777   $3,077,532   $_____   $   18,752   $  3,284
TA IDEX MFS International Equity(8)                    $_____   $1,236,039   $2,036,093   $_____   $  115,935   $  3,005
TA IDEX Marsico Growth                                 $_____   $  924,174   $  524,068   $_____   $       --   $     --
TA IDEX Marsico International Growth(4)                $_____    3,003,305          N/A   $_____           --        N/A
TA IDEX Multi-Manager International Fund(6)                            N/A          N/A                   N/A        N/A

TA IDEX Neuberger Berman International(1)                              N/A          N/A                   N/A        N/A
TA IDEX Oppenheimer Developing Markets(1)                              N/A          N/A                   N/A        N/A
TA IDEX Oppenheimer Small- & Mid-Cap Value(2)                          N/A          N/A                   N/A        N/A
TA IDEX PIMCO Real Return TIPS                         $_____   $3,855,610   $1,698,724   $_____   $       --   $     --
TA IDEX PIMCO Total Return                             $_____   $1,098,511   $  790,940   $_____   $       --   $     --
TA IDEX Protected Principal Stock                      $_____   $  682,207   $  809,258   $_____   $       --   $  8,511
TA IDEX Templeton Transamerica Global(9)               $_____   $3,684,858   $3,609,000   $_____   $  303,141   $     --
TA IDEX Transamerica Balanced                          $_____   $2,232,406   $2,988,883   $_____   $       --   $     --
TA IDEX Transamerica Convertible Securities            $_____   $1,665,607   $1,475,024   $_____   $       --   $     --
TA IDEX Transamerica Equity                            $_____   $2,082,718   $  917,983   $_____   $  241,182   $149,198
TA IDEX Transamerica Flexible Income                   $_____   $2,059,800   $1,325,355   $_____   $       --   $     --
TA IDEX Transamerica Growth Opportunities              $_____   $2,474,399   $2,106,084   $_____   $  197,900   $173,444
TA IDEX Transamerica High-Yield Bond                   $_____   $2,573,944   $2,144,295   $_____   $       --   $     --
TA IDEX Transamerica Money Market                      $_____   $  204,858   $   64,000   $_____   $  587,203   $693,000
TA IDEX Transamerica Science & Technology(10)          $_____   $  670,755   $  943,831   $_____   $   45,093   $  6,423
TA IDEX Transamerica Short-Term Bond(4)                $_____    1,261,989          N/A   $_____           --        N/A
TA IDEX Transamerica Small/Mid Cap Value               $_____   $3,450,069   $2,688,009   $_____   $       --   $     --
TA IDEX Transamerica Value Balanced                    $_____   $  535,993   $  369,000   $_____   $32,751.41   $ 49,000
TA IDEX UBS Large Cap Value(4)                         $_____    1,063,785   $      N/A                   N/A        N/A
TA IDEX Van Kampen Emerging Markets Debt(4)            $_____    1,236,852          N/A   $_____           --        N/A
TA IDEX Van Kampen Mid-Cap Growth(6)                                   N/A          N/A                   N/A        N/A
TA IDEX Van Kampen Small Company Growth(4)             $_____      707,218          N/A   $_____           --        N/A

(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004.

(6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

THE INVESTMENT ADVISER'S GUARANTEE (FOR TA IDEX PROTECTED PRINCIPAL STOCK ONLY.)

As part of TFAI's guaranteed investment strategy, TFAI provides a guarantee to shareholders of TA IDEX Protected Principal Stock as described in that fund's prospectus (the "Guarantee"). The Guarantee to a shareholder who invests in TA IDEX Protected Principal Stock is that the shareholder will be entitled to receive a guaranteed amount five years after the investment date (the "Guaranteed Amount," and such investment date, the "Investment Date"), which amount will be no less than the value of that shareholder's account on the Investment Date, less extraordinary charges (such as litigation expenses and other expenses not incurred in the ordinary course of the fund's business), provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares.

As a swap of the guarantee risk, TFAI may enter into agreements with affiliated and unaffiliated counterparties, subject to approval by the Board of Trustees. Such agreements will obligate the counterparties to make payments to TFAI of any amounts that TFAI is obligated to pay to shareholders, pursuant to the Guarantee. TFAI has undertaken not to terminate the Investment Advisory Agreement with the fund so long as there are shareholders with amounts subject to the Guarantee remaining in the fund.

In the unlikely event that TA IDEX Protected Principal Stock, its Board of Trustees, or its shareholders were to terminate TFAI's Investment Advisory Agreement with the fund, TFAI will remain obligated to make payments under the Guarantee to any fund shareholder with amounts subject to the Guarantee until the fund liquidates or retains a new investment adviser that agrees to assume responsibility for the Guarantee. If the new investment adviser not only agrees to assume responsibility for the Guarantee but also agrees to compensate Peoples Benefit Life Insurance Company ("PBL") accordingly, PBL has agreed that TFAI is permitted to assign that swap agreement to the new adviser. In that event, PBL would then make payments to the new adviser in the same manner that PBL is obligated to make payments to TFAI. It is not expected that a change to a new investment adviser would result in any increase in investment advisory fees. If, however, an increase were to be proposed, that fee increase would, of course, be submitted to fund shareholders for prior approval.

SUB-ADVISERS

AEGON USA Investment Management, LLC ("AUIM"), located at 4333 Edgewood Rd NE, Cedar Rapids, IA 52499, serves as sub-adviser to TA IDEX Transamerica High-Yield Bond pursuant to a sub-advisory agreement with TFAI.

AllianceBernstein L.P. ("AllianceBernstein"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as sub-adviser to TA IDEX AllianceBernstein International Value pursuant to a sub-advisory agreement with TFAI.

American Century Investment Management, Inc. ("American Century"), American Century Tower, 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to TA IDEX American Century Large Company Value pursuant to a sub-advisory agreement with TFAI.

Bjurman, Barry & Associates ("Bjurman, Barry"), located at 10100 Santa Monica Blvd., Suite 1200, Los Angeles, CA 90067, serves as sub-adviser to TA IDEX Bjurman, Barry Micro Emerging Growth pursuant to a sub-advisory agreement with TFAI.

BlackRock Investment Management, LLC ("BlackRock"), 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value pursuant to a sub-advisory agreement with TFAI.

Clearbridge Advisors, LLC ("Clearbridge"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value pursuant to a sub-advisory agreement with TFAI.

Columbia Management Advisors, LLC("Columbia"), 101 S. Tryon Street, Charlotte, NC 28255, serves as sub-adviser to TA IDEX Marsico Growth and TA IDEX Marsico International Growth pursuant to a sub-advisory agreement with TFAI. Columbia has entered into an agreement with Marsico Capital Management, LLC ("Marsico"), 1200 17th Street, Suite 1600, Denver, CO 80202, wherein Marsico will provide portfolio management.

Evergreen Investment Management Company, LLC ("Evergreen"), 200 Berkeley Street, Boston, MA 02116, serves as sub-adviser to TA IDEX Evergreen Health Care and TA IDEX Evergreen International Small Cap pursuant to a sub-advisory agreement with TFAI.

Federated Equity Management Company of Pennsylvania ("Federated"), located at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, serves as sub-adviser to TA IDEX Federated Market Opportunity pursuant to a sub-advisory agreement with TFAI.

Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, OH 45209, serves as sub-adviser to TA IDEX Protected Principal Stock pursuant to a sub-advisory agreement with TFAI. The sub-adviser may also serve as a sub-adviser to certain portfolios of AEGON/Transamerica Series Trust, a registered investment company.

ING Clarion Real Estate Securities L.P. ("Clarion"), 259 N. Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser to TA IDEX Clarion Global Real Estate Securities pursuant to a sub-advisory agreement with TFAI.

Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser to TA IDEX Jennison Growth pursuant to a sub-advisory agreement with TFAI.

J.P. Morgan Investment Management Inc. ("JPMorgan"), 245 Park Avenue, New York, NY 10167, serves as sub-adviser to TA IDEX JPMorgan International Bond and TA IDEX J.P. Morgan Mid Cap Value pursuant to a sub-advisory agreement with TFAI.

MFS Investment Management ("MFS"), 500 Boylston Street, Boston, MA 02116, serves as sub-adviser to TA IDEX MFS International Equity pursuant to a sub-advisory agreement with TFAI. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc.

Morgan Stanley Investment Management Inc., doing business as Van Kampen ("Van Kampen"), 1221 Avenue of the Americas, New York, NY 10020, serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Mid-Cap Growth and TA IDEX Van Kampen Small Company Growth pursuant to a sub-advisory agreement with TFAI.

Neuberger Berman Management, Inc. ("Neuberger Berman"), located at 605 Third Avenue, 2nd floor, New York, NY 10158-0180, serves as sub-adviser to TA IDEX Neuberger Berman International pursuant to a sub-advisory agreement with TFAI.

OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th floor, New York, NY 10281-1008, serves as sub-adviser to TA IDEX Oppenheimer Developing Markets and TA IDEX Oppenheimer Small- & Mid-Cap Value pursuant to sub-advisory agreements with TFAI.

Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, CA 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS pursuant to sub-advisory agreements with TFAI.

Templeton Investment Counsel, LLC ("Templeton"), 500 E. Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394, serves as co-sub-adviser to TA IDEX Templeton Transamerica Global pursuant to a sub-advisory agreement with TFAI.

Transamerica Investment Management, LLC ("TIM"), 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA 90025, serves as sub-adviser to TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Balanced, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Equity, TA IDEX Transamerica Value Balanced, TA IDEX Transamerica Money Market, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Science & Technology and TA IDEX Transamerica Convertible Securities, and as a co-sub-adviser to TA IDEX Templeton Transamerica Global pursuant to sub-advisory agreements with TFAI.

UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value pursuant to a sub-advisory agreement with TFAI.

The sub-advisers also serve as sub-advisers to certain portfolios of AEGON/Transamerica Series Trust ("ATST"), a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser." Each sub-adviser receives monthly compensation from TFAI at the annual rate of a specified percentage, indicated below, of a fund's average daily net assets:

             Fund                      Sub-Adviser                     Sub-Advisory Fee
             ----                ----------------------   ------------------------------------------
TA IDEX AllianceBernstein               Alliance          0.45% of assets up to $200 million of
International Value                                       average daily net assets; 0.36% of next
                                                          $300 million of average daily net assets;
                                                          0.32% of average daily net assets in
                                                          excess of $500 million.

TA IDEX American Century Large      American Century      0.425% of assets up to $250 million of
Company Value*                                            average daily net assets; 0.40% of next
                                                          $150 million of average daily net assets;
                                                          0.35% of next $350 million of average
                                                          daily net assets; 0.30% of average daily
                                                          net assets in excess of $750 million.

TA IDEX Asset Allocation -       Morningstar Associates   0.10% of the fund's average daily net
Conservative Portfolio                                    assets.

TA IDEX Asset Allocation -       Morningstar Associates   0.10% of the fund's average daily net
Growth Portfolio                                          assets.

TA IDEX Asset Allocation -       Morningstar Associates   0.10% of the fund's average daily net
Moderate Growth Portfolio                                 assets.

TA IDEX Asset Allocation -       Morningstar Associates   0.10% of the fund's average daily net
Moderate Portfolio                                        assets.

TA IDEX Bjurman, Barry Micro         Bjurman, Barry       0.55% of the fund's average daily net
Emerging Growth                                           assets.

TA IDEX BlackRock Global                BlackRock         0.44% of assets up to $100 million of
Allocation                                                average daily net assets; 0.32% of average
                                                          daily net assets in excess of $100
                                                          million.

TA IDEX BlackRock Large                 BlackRock         0.35% of the first $250 million of average
Cap Value*                                                daily net assets; 0.325% of the next $500
                                                          million of average daily net assets; 0.30%
                                                          of average daily net assets in excess of
                                                          $750 million.

TA IDEX Clarion Global Real              Clarion          0.40% of the first $250 million of average
Estate Securities                                         daily net assets; 0.375% of average daily
                                                          net assets over $250 million up to $500
                                                          million; 0.35% of average daily net assets
                                                          over $500 million up to $1 billion; 0.30%
                                                          of average daily net assets in excess of
                                                          $1 billion, less 50% of any amount
                                                          reimbursed pursuant to the fund's expense
                                                          limitation.

TA IDEX Evergreen Health Care           Evergreen         0.42% of the first $100 million of average
                                                          daily net assets; 0.40% of average daily
                                                          net assets over $100 million up to $ 250
                                                          million; 0.35% in excess of $250 million.

TA IDEX Evergreen                       Evergreen         0.52% of the first $250 million of average
International Small Cap                                   daily net assets; 0.50% of average daily
                                                          net assets in excess of $250 million.

TA IDEX Federated Market                Federated         0.50% of assets up to $30 million of
Opportunity                                               average daily net assets; 0.35% of next
                                                          $20 million of average daily net assets;
                                                          0.25% of average daily net assets in
                                                          excess of $50 million.

TA IDEX Jennison Growth*                Jennison          0.40% of the first $250 million of average
                                                          daily net assets; 0.35% over $250 million
                                                          up to $500 million; 0.30% over $500
                                                          million up to $1 billion; 0.25% over $1
                                                          billion up to

             Fund                      Sub-Adviser                     Sub-Advisory Fee
             ----                ----------------------   ------------------------------------------
                                                          $1.5 billion; 0.20% in excess of $1.5
                                                          billion.

TA IDEX JPMorgan International         J.P. Morgan        0.20% of assets up to $100 million of
Bond                                                      average daily net assets; 0.17% of next
                                                          $150 million of average daily net assets;
                                                          0.16% of next $250 million of average
                                                          daily net assets; 0.15% of next $500
                                                          million of average daily net assets; 0.12%
                                                          of average daily net assets in excess of
                                                          $1 billion.

TA IDEX J.P. Morgan Mid Cap            J.P. Morgan        0.40% of the fund's average daily net
Value                                                     assets.

TA IDEX Legg Mason Partners            ClearBridge        0.30% of the first $20 million of average
All Cap*                                                  daily net assets; 0.50% of the next $80
                                                          million of average daily net assets; 0.40%
                                                          of the next $400 million of average daily
                                                          net assets; 0.35% of average daily net
                                                          assets over $500 million.

TA IDEX Legg Mason Partners            ClearBridge        0.35% of average daily net assets, less
Investors Value                                           50% of any amount reimbursed pursuant to
                                                          the fund's expense limitation.

TA IDEX MFS International                  MFS            0.475% of the first $500 million of
Equity                                                    average daily net assets; 0.45% over $500
                                                          million up to $1 billion; 0.40% of average
                                                          daily net assets in excess of $1 billion.

TA IDEX Marsico Growth                  Columbia          0.40% of the first $250 million of average
                                                          daily net assets; 0.375% of the next $250
                                                          million of average daily net assets; 0.35%
                                                          of the next $500 million of average daily
                                                          net assets; 0.30% of average daily net
                                                          assets in excess of $1 billion.

TA IDEX Marsico International           Columbia          0.50% of the first $300 million of average
Growth                                                    daily net assets; 0.45% of the next $100
                                                          million of average daily net assets; 0.40%
                                                          of the next $600 million of average daily
                                                          net assets; 0.35% of average daily net
                                                          assets in excess of $1 billion.

TA IDEX Multi-Manager            Morningstar Associates   0.10% of the fund's average daily net
International Fund                                        assets.

TA IDEX Neuberger Berman            Neuberger Berman      0.50% of assets up to $100 million of
International                                             average daily net assets; 0.45% of average
                                                          daily net assets in excess of $100
                                                          million.

TA IDEX Oppenheimer Developing         Oppenheimer        0.70% of assets up to $50 million of
Markets                                                   average daily net assets; 0.65% of next
                                                          $150 million of average daily net assets;
                                                          0.60% of average daily net assets in
                                                          excess of $200 million.

TA IDEX Oppenheimer Small- &           Oppenheimer        0.40% of assets up to $250 million of
Mid-Cap Value                                             average daily net assets; 0.375% over $250
                                                          up to $500 million of average daily net
                                                          assets; 0.35% of average daily net assets
                                                          in excess of $500 million.

TA IDEX PIMCO Real Return TIPS            PIMCO           0.25% of the fund's average daily net
                                                          assets.

TA IDEX PIMCO Total Return                PIMCO           0.25% of the fund's average daily net
                                                          assets.

TA IDEX Protected Principal              Gateway          0.40% of the first $100 million of average
Stock                                                     daily net assets; 0.375% of average daily
                                                          net assets in excess of $100 million, less
                                                          50% of excess expenses.

             Fund                      Sub-Adviser                     Sub-Advisory Fee
             ----                ----------------------   ------------------------------------------
TA IDEX Templeton Transamerica        TIM/Templeton       0.35% of the first $500 million of average
Global                                                    daily net assets; 0.30% of average daily
                                                          next assets in excess of $500 million of
                                                          average daily net assets. Templeton
                                                          receives a portion of the sub-advisory fee
                                                          based on the amount of assets that it
                                                          manages; it receives 0.40% of the fee for
                                                          the first $500 million of the fund's
                                                          average daily net assets; 0.375% of the
                                                          fee for assets over $500 million up to
                                                          $1.5 billion; and 0.35% of the fee for
                                                          assets over $1.5 billion (for the portion
                                                          of assets that it manages). TIM receives
                                                          the sub-advisory fee stated in this
                                                          paragraph, less any amount paid to
                                                          Templeton for its sub-advisory services.

TA IDEX Transamerica Balanced            TIM              0.35% of the first $250 million of average
                                                          daily net assets; 0.325% of the next $250
                                                          million up to $500 million of average
                                                          daily net assets; 0.30% over $500 million
                                                          up to $1.5 billion; 0.25% of average daily
                                                          net assets in excess of $1.5 billion, less
                                                          50% of any amount reimbursed pursuant to
                                                          the fund's expense limitation.

TA IDEX Transamerica                     TIM              0.35% of average daily net assets, less
Convertible Securities                                    50% of any amount reimbursed pursuant to
                                                          the fund's expense limitation.

TA IDEX Transamerica Equity              TIM              0.35% of the first $500 million of average
                                                          daily net assets; 0.30% of the next $500
                                                          million up to $2.5 billion of the fund's
                                                          average daily net assets; 0.25% of average
                                                          daily net assets in excess of $2.5
                                                          billion, less 50% of any amount reimbursed
                                                          pursuant to the fund's expense limitation.

TA IDEX Transamerica Flexible            TIM              0.30% of the first $250 million of average
Income                                                    daily net assets; 0.25% over $250 million
                                                          up to $350 million of average daily net
                                                          assets; 0.20% of the fund's average daily
                                                          net assets in excess of $350 million, less
                                                          50% of any amount reimbursed pursuant to
                                                          the fund's expense limitation.

TA IDEX Transamerica Growth              TIM              0.40% of average daily net assets up to
Opportunities                                             $100 million; 0.35% of average daily net
                                                          assets in excess of $100 million, less 50%
                                                          of any amount reimbursed pursuant to the
                                                          fund's expense limitation.

TA IDEX Transamerica                     AUIM             0.28% of the first $400 million of average
High-Yield Bond                                           daily net assets; 0.25% in excess of $400
                                                          million up to $750 million; 0.20% in
                                                          excess of $750 million.

TA IDEX Transamerica Money               TIM              0.15% of the fund's average daily net
Market                                                    assets.

TA IDEX Transamerica Science &           TIM              0.35% of the first $250 million of average
Technology                                                daily net assets; 0.30% of next $250
                                                          million up to $500 million of average
                                                          daily net assets; 0.25% of average daily
                                                          net assets in excess of $500 million.

TA IDEX Transamerica                     TIM              0.25% of the first $250 million of average
Short-Term Bond                                           daily net assets; 0.20% of the next $250
                                                          million of average daily net assets;
                                                          0.175% of the next $500 million of average
                                                          daily net assets; 0.15% of average daily
                                                          net assets in excess of $1 billion.

             Fund                      Sub-Adviser                     Sub-Advisory Fee
             ----                ----------------------   ------------------------------------------
TA IDEX Transamerica Small/Mid           TIM              0.375% of the first $500 million of
Cap Value                                                 average daily net assets 0.325% of average
                                                          daily net assets in excess of $500
                                                          million, less 50% of any amount reimbursed
                                                          pursuant to the fund's expense limitation.

TA IDEX Transamerica Value                TIM             0.35% of average daily net assets up to
Balanced                                                  $500 million; 0.325% of assets in excess
                                                          of $500 million up to $1 billion; 0.30% of
                                                          assets in excess of $1 billion, less 50%
                                                          of any amount reimbursed pursuant to the
                                                          fund's expense limitation.

TA IDEX UBS Large Cap Value               UBS             0.32% of the first $400 million of average
                                                          daily net assets; 0.30% of the next $350
                                                          million of average daily net assets; 0.27%
                                                          of the next $250 million of average daily
                                                          net assets; 0.25% of the next $500 million
                                                          of average daily net assets; 0.20% of
                                                          average daily net assets in excess of $1.5
                                                          billion.

TA IDEX Van Kampen Emerging            Van Kampen         0.45% of the first $250 million of average
Markets Debt                                              daily net assets; 0.35% of average daily
                                                          net assets over $250 million.

TA IDEX Van Kampen Mid-Cap             Van Kampen         0.40% of the first $1 billion of average
Growth                                                    daily net assets; 0.375% of average daily
                                                          net assets over $1 billion.

TA IDEX Van Kampen Small               Van Kampen         0.45% of the first $500 million of average
Company Growth                                            daily net assets; 0.40% of average daily
                                                          net assets over $500 million.

* Based on the combined average daily net assets with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

                                       SUB-ADVISORY FEES PAID
                                      (NET OF FEES REIMBURSED)

The following table sets forth the total amounts of sub-advisory fee paid by TFAI to each sub-adviser for the fiscal years ended October 31, 2006, 2005 and 2004:

                                                              OCTOBER 31
                                                   ------------------------------
FUND                                               2006      2005          2004
----                                               ----   ----------   ----------
TA IDEX AllianceBernstein International Value(1)                 N/A          N/A
TA IDEX American Century Large Company Value       $___   $1,666,843   $  570,802
TA IDEX Bjurman, Barry Micro Emerging Growth(2)                  N/A          N/A
TA IDEX BlackRock Global Allocation(1) (3)                       N/A          N/A
TA IDEX BlackRock Large Cap Value(3) (5)           $___      677,282          N/A
TA IDEX Clarion Global Real Estate Securities      $___   $  543,122   $  463,070
TA IDEX Evergreen Health Care                      $___   $1,861,524   $  902,494
TA IDEX Evergreen International Small Cap(4)       $___   $1,127,670   $      N/A
TA IDEX Federated Market Opportunity(1)                          N/A          N/A
TA IDEX Jennison Growth                            $___   $  435,940   $  357,802
TA IDEX JPMorgan International Bond(1)                           N/A          N/A
TA IDEX J.P. Morgan Mid Cap Value(5)               $___      402,976          N/A
TA IDEX Legg Mason Partners All Cap(7)             $___   $1,888,062   $2,589,029
TA IDEX Legg Mason Partners Investors Value(7)     $___   $1,055,890   $1,446,080
TA IDEX MFS International Equity(8)                $___   $  738,207   $1,197,799
TA IDEX Marsico Growth                             $___   $  463,541   $  279,454
TA IDEX Marsico International Growth(4)            $___    1,406,490          N/A
TA IDEX Multi-Manager International Fund(6)                      N/A          N/A
TA IDEX Neuberger Berman International(1)                        N/A          N/A
TA IDEX Oppenheimer Developing Markets(1)                        N/A          N/A
TA IDEX Oppenheimer Small- & Mid-Cap Value(2)                    N/A          N/A

                                                            OCTOBER 31
                                                 --------------------------------
FUND                                              2006       2005         2004
----                                             ------   ----------   ----------
TA IDEX PIMCO Real Return TIPS                   $_____   $1,431,219   $  789,191
TA IDEX PIMCO Total Return                       $_____   $  394,337   $  299,015
TA IDEX Protected Principal Stock                $_____   $  211,169   $  242,883
TA IDEX Templeton Transamerica Global(9)         $_____   $1,750,807   $1,911,464
TA IDEX Transamerica Balanced                    $_____   $  970,590   $1,489,763
TA IDEX Transamerica Convertible Securities      $_____   $  781,111   $  684,516
TA IDEX Transamerica Equity                      $_____   $1,083,797   $  620,718
TA IDEX Transamerica Flexible Income             $_____   $  787,019   $  567,577
TA IDEX Transamerica Growth Opportunities        $_____   $1,283,486   $1,295,668
TA IDEX Transamerica High-Yield Bond             $_____   $1,281,666   $1,065,834
TA IDEX Transamerica Money Market                $_____   $  299,056   $  190,509
TA IDEX Transamerica Science & Technology(10)    $_____   $  360,793   $  472,258
TA IDEX Transamerica Short-Term Bond(4)          $_____      483,234          N/A
TA IDEX Transamerica Small/Mid Cap Value         $_____   $1,625,336   $1,335,128
TA IDEX Transamerica Value Balanced              $_____   $  266,973   $  288,334
TA IDEX UBS Large Cap Value(4)                   $_____      475,574          N/A
TA IDEX Van Kampen Emerging Markets Debt(4)      $_____      585,847          N/A
TA IDEX Van Kampen Mid-Cap Growth(6)                             N/A          N/A
TA IDEX Van Kampen Small Company Growth(4)       $_____      334,998          N/A

(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004.

(6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

INFORMATION ABOUT EACH FUND'S PORTFOLIO MANAGERS

Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day management, a description of any material conflict of interest that may arise in connection with the portfolio manager's management of the fund's investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the fund beneficially owned by each portfolio manager are provided in Appendix B of this SAI.

PORTFOLIO CONSTRUCTION MANAGER

Morningstar Associates, LLC ("Morningstar Associates") located at 225 West Wacker Dr., Chicago, IL 60606, serves as a portfolio construction manager and, as such, makes asset allocation and fund selection decisions for the TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Multi-Manager Alternative Strategies Fund while consulting with the TFAI Investment Committee. For the fiscal years ended October 31, 2006, 2005 and 2004, TFAI paid Morningstar Associates the following amounts: $__________, $5,007,743 and $1,416,197, respectively (no information is provided for TA IDEX Multi-Manager Alternative Strategies Fund, which commenced operations after October 31, 2006). TFAI compensates Morningstar Associates 0.10% of the average daily net assets of each portfolio.

                                   DISTRIBUTOR

Effective March 1, 2001, Transamerica IDEX entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494, to act as the principal underwriter of the shares of the funds. (Prior to this date, InterSecurities, Inc. ("ISI"), located at 570 Carillon Parkway, St. Petersburg, FL 33716, served as the principal underwriter.) The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in each fund's prospectus.

                                              UNDERWRITING COMMISSION

                                                          COMMISSIONS RECEIVED               COMMISSIONS RETAINED
                                                          FOR THE PERIOD ENDED               FOR THE PERIOD ENDED
                                                   ---------------------------------   --------------------------------
                                                               OCTOBER 31                         OCTOBER 31
                                                   ---------------------------------   --------------------------------
FUND                                                2006       2005          2004       2006       2005         2004
----                                               ------   ----------   -----------   ------   ----------   ----------
TA IDEX AllianceBernstein International Value(1)                   N/A           N/A                   N/A          N/A
TA IDEX American Century Large Company Value       $_____   $   33,545   $   211,113   $_____   $    5,396   $    8,225
TA IDEX Asset Allocation - Conservative
   Portfolio                                       $_____   $1,924,341   $ 9,208,131   $_____   $  323,137   $  459,260
TA IDEX Asset Allocation - Moderate Growth
   Portfolio                                       $_____   $9,046,506   $23,921,190   $_____   $1,448,031   $  868,465
TA IDEX Asset Allocation - Moderate Portfolio      $_____   $4,876,484   $26,583,844   $_____   $  801,897   $1,083,796
TA IDEX Asset Allocation - Growth Portfolio        $_____   $4,208,026   $44,889,907   $_____   $  652,775   $1,945,740
TA IDEX Bjurman, Barry Micro Emerging
   Growth(2)                                                       N/A           N/A                   N/A          N/A
TA IDEX BlackRock Global Allocation(1) (3)                         N/A           N/A                   N/A       10,765
TA IDEX BlackRock Large Cap Value(3) (5)                           N/A           N/A                   N/A          N/A
TA IDEX Clarion Global Real Estate Securities      $_____   $   95,667   $   220,787   $_____   $   15,591   $    9,203
TA IDEX Evergreen Health Care                      $_____   $   24,026   $   222,672   $_____   $    3,583   $    7,485

                                                          COMMISSIONS RECEIVED               COMMISSIONS RETAINED
                                                          FOR THE PERIOD ENDED               FOR THE PERIOD ENDED
                                                   ---------------------------------   --------------------------------
                                                               OCTOBER 31                         OCTOBER 31
                                                   ---------------------------------   --------------------------------
FUND                                                2006       2005          2004       2006       2005         2004
----                                               ------   ----------   -----------   ------   ----------   ----------
TA IDEX Evergreen International Small Cap(4)                       N/A           N/A                   N/A          N/A
TA IDEX Federated Market Opportunity(1)                            N/A           N/A                   N/A          N/A
TA IDEX Jennison Growth                            $_____   $   31,171   $   198,730   $_____   $    4,536   $
TA IDEX JPMorgan International Bond(1)                             N/A           N/A                   N/A      114,409
TA IDEX J.P. Morgan Mid Cap Value(5)                               N/A           N/A                   N/A        6,957
TA IDEX Legg Mason Partners All Cap(7)             $_____   $  120,289   $ 1,431,014   $_____   $   18,204   $   48,341
TA IDEX Legg Mason Partners Investors Value(7)     $_____   $   22,895   $   181,432   $_____   $    3,622   $    7,742
TA IDEX MFS International Equity(8)                $_____   $   33,320   $   244,787   $_____   $    5,195   $      N/A
TA IDEX Marsico Growth                             $_____   $   64,813   $   364,146   $_____   $   10,524   $      N/A
TA IDEX Marsico International Growth(4)                            N/A           N/A                   N/A        9,469
TA IDEX Multi-Manager International Fund(6)                        N/A           N/A                   N/A          N/A
TA IDEX Neuberger Berman International(1)                          N/A           N/A                   N/A          N/A
TA IDEX Oppenheimer Developing Markets(1)                          N/A           N/A                   N/A          N/A
TA IDEX Oppenheimer Small- & Mid-Cap Value(2)                      N/A           N/A                   N/A          N/A
TA IDEX PIMCO Real Return TIPS                     $_____   $   70,509   $   404,692   $_____   $   13,682   $      N/A
TA IDEX PIMCO Total Return                         $_____   $   27,675   $   248,014   $_____   $    5,131   $      N/A
TA IDEX Protected Principal Stock                  $_____   $       --   $        --   $_____   $       --   $
TA IDEX Templeton Transamerica Global(9)           $_____   $  108,650   $   442,256   $_____   $   16,111   $   22,374
TA IDEX Transamerica Balanced                      $_____   $  125,227   $   618,806   $_____   $   19,119   $   23,915
TA IDEX Transamerica Convertible Securities        $_____   $   11,381   $   191,582   $_____   $    2,053   $    4,817
TA IDEX Transamerica Equity                        $_____   $  136,859   $   386,988   $_____   $   20,381   $   13,428
TA IDEX Transamerica Flexible Income               $_____   $   38,002   $   338,553   $_____   $    6,639   $   10,622
TA IDEX Transamerica Growth Opportunities          $_____   $  119,321   $   551,401   $_____   $   17,549   $   27,436
TA IDEX Transamerica High-Yield Bond               $_____   $   81,594   $   626,505   $_____   $   15,360   $   15,769
TA IDEX Transamerica Money Market                  $_____   $       --   $   484,309   $_____   $       --   $       --
TA IDEX Transamerica Science & Technology(10)      $_____   $   21,533   $   137,159   $_____   $    3,286   $    6,027
TA IDEX Transamerica Short-Term Bond(4)                            N/A           N/A                   N/A          N/A
TA IDEX Transamerica Small/Mid Cap Value           $_____   $  151,775   $   717,768   $_____   $   23,076   $   30,690
TA IDEX Transamerica Value Balanced                $_____   $   56,147   $   210,615   $_____   $    9,144   $   10,752

                                                          COMMISSIONS RECEIVED               COMMISSIONS RETAINED
                                                          FOR THE PERIOD ENDED               FOR THE PERIOD ENDED
                                                   ---------------------------------   --------------------------------
                                                               OCTOBER 31                         OCTOBER 31
                                                   ---------------------------------   --------------------------------
FUND                                                2006       2005          2004       2006       2005         2004
----                                               ------   ----------   -----------   ------   ----------   ----------
TA IDEX UBS Large Cap Value(4)                                  N/A          N/A                    N/A          N/A
TA IDEX Van Kampen Emerging Markets Debt(4)                     N/A          N/A                    N/A          N/A
TA IDEX Van Kampen Mid-Cap Growth(6)                            N/A          N/A                    N/A          N/A
TA IDEX Van Kampen Small Company Growth(4)                      N/A          N/A                    N/A          N/A

(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004. (6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

For the Period Ended October 31, 2006:

                                                     NET UNDERWRITING    COMPENSATION
                                                       DISCOUNTS AND    ON REDEMPTIONS    BROKERAGE        OTHER
                                                        COMMISSIONS      & REPURCHASES   COMMISSIONS   COMPENSATION
                                                     ----------------   --------------   -----------   ------------
TA IDEX AllianceBernstein International Value
TA IDEX American Century Large Company Value              $_____            $______          $_____      $______
TA IDEX Asset Allocation-Conservative Portfolio           $_____            $______          $_____      $______)
TA IDEX Asset Allocation-Growth Portfolio                 $_____            $______          $_____      $______
TA IDEX Asset Allocation-Moderate Growth Portfolio        $_____            $______          $_____      $______
TA IDEX Asset Allocation-Moderate Portfolio               $_____            $______          $_____      $______
TA IDEX Bjurman, Barry Micro Emerging Growth
TA IDEX BlackRock Global Allocation(1)                                                                   $______
TA IDEX BlackRock Large Cap Value(1)
TA IDEX Clarion Global Real Estate Securities             $_____            $______          $_____      $______
TA IDEX Evergreen Health Care                             $_____            $______                      $______
TA IDEX Evergreen International Small Cap                                                                $______

                                                     NET UNDERWRITING    COMPENSATION
                                                       DISCOUNTS AND    ON REDEMPTIONS    BROKERAGE        OTHER
                                                        COMMISSIONS      & REPURCHASES   COMMISSIONS   COMPENSATION
                                                     ----------------   --------------   -----------   ------------
TA IDEX Federated Market Opportunity
TA IDEX Jennison Growth                                   $_____            $______          $_____      $______
TA IDEX JPMorgan International Bond
TA IDEX J.P. Morgan Mid Cap Value                                                                        $______
TA IDEX Legg Mason Partners All Cap(2)                    $_____            $______          $_____      $______
TA IDEX Legg Mason Partners Investors Value(2)            $_____            $______          $_____      $______
TA IDEX MFS International Equity                          $_____            $______          $_____      $______
TA IDEX Marsico Growth                                    $_____            $______          $_____      $______
TA IDEX Marsico International Growth                                                                     $______
TA IDEX Multi-Manager International Fund
TA IDEX Neuberger Berman International
TA IDEX Oppenheimer Developing Markets
TA IDEX Oppenheimer Small- & Mid-Cap Value
TA IDEX PIMCO Real Return TIPS                            $_____            $______          $_____      $______
TA IDEX PIMCO Total Return                                $_____            $______          $_____      $______
TA IDEX Protected Principal Stock                                           $______                      $______
TA IDEX Templeton Transamerica Global(3)                  $_____            $______          $_____      $______
TA IDEX Transamerica Balanced                             $_____            $______          $_____      $______
TA IDEX Transamerica Convertible Securities               $_____            $______          $_____      $______
TA IDEX Transamerica Equity                               $_____            $______          $_____      $______
TA IDEX Transamerica Flexible Income                      $_____            $______          $_____      $______
TA IDEX Transamerica Growth Opportunities                 $_____            $______          $_____      $______
TA IDEX Transamerica High-Yield Bond                      $_____            $______          $_____      $______
TA IDEX Transamerica Money Market                         $_____            $______          $_____      $______
TA IDEX -Transamerica Science & Technology(4)             $_____            $______          $_____      $______
TA IDEX Transamerica Short-Term Bond                                                                     $______
TA IDEX Transamerica Small/Mid Cap Value                  $_____            $______          $_____      $______
TA IDEX Transamerica Value Balanced                       $9,144            $62,318          $    0      $______
TA IDEX UBS Large Cap Value                                                                              $______
TA IDEX Van Kampen Emerging Markets Debt                                                                 $______

TA IDEX Van Kampen Mid-Cap Growth
TA IDEX Van Kampen Small Company Growth                                                                  $______

----------
(1) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(2) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(3) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(4) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

                             ADMINISTRATIVE SERVICES

TFAI is responsible for the supervision of all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with TFAI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. Transamerica IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with Transamerica Fund Services, Inc. ("TFS"), 570 Carillon Parkway, St. Petersburg, FL 33716, on behalf of each fund. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by Transamerica IDEX related to such functions. On January 1, 2005, certain funds entered into an agreement wherein the funds would pay 0.02% of their daily net assets to TFS for such administrative services; effective January 1, 2006, this fee was reduced to 0.0125% for the Asset Allocation funds. From July 1, 2002 to December 31, 2004, the administrator received 0.015% of a fund's daily net assets subject to a minimum fee calculated at $35,000 multiplied by the weighted average number of funds.

The administrative duties of TFS with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.

The funds paid the following administrative expenses for the fiscal years ended October 31, 2006, 2005 and 2004.

                               ADMINISTRATIVE FEES

FUND                                                     2006      2005       2004
----                                                   -------   --------   --------
TA IDEX AllianceBernstein International Value(1)                      N/A        N/A
TA IDEX American Century Large Company Value           $______   $ 79,050   $ 16,988
TA IDEX Asset Allocation - Conservative Portfolio      $______   $ 80,935   $ 50,244
TA IDEX Asset Allocation - Growth Portfolio            $______   $169,051   $ 77,938
TA IDEX Asset Allocation - Moderate Growth Portfolio   $______   $329,180   $148,272
TA IDEX Asset Allocation - Moderate Portfolio          $______   $227,343   $117,483
TA IDEX Bjurman, Barry Micro Emerging Growth(2)                       N/A        N/A
TA IDEX BlackRock Global Allocation(1)(3)                             N/A        N/A
TA IDEX BlackRock Large Cap Value(3)(5)                $______     39,280        N/A
TA IDEX Clarion Global Real Estate Securities          $______   $ 25,924   $ 20,100
TA IDEX Evergreen Health Care                          $______   $ 61,338   $ 22,412
TA IDEX Evergreen International Small Cap(4)                          N/A        N/A
TA IDEX Federated Market Opportunity(1)                               N/A        N/A
TA IDEX Jennison Growth                                $______   $ 20,707   $ 16,818
TA IDEX JPMorgan International Bond(1)                                N/A        N/A
TA IDEX J.P. Morgan Mid Cap Value(5)                   $______     20,149        N/A

FUND                                                     2006      2005       2004
----                                                   -------   --------   --------
TA IDEX Legg Mason Partners All Cap(7)                 $______   $ 87,685   $ 89,314
TA IDEX Legg Mason Partners Investors Value(7)         $______   $ 56,088   $ 56,971
TA IDEX MFS International Equity(8)                    $______   $ 27,572   $ 35,436
TA IDEX Marsico Growth                                 $______   $ 22,368   $ 14,590
TA IDEX Marsico International Growth(4)                $______     56,112        N/A
TA IDEX Multi-Manager International Fund(6)                           N/A        N/A
TA IDEX Neuberger Berman International(1)                             N/A        N/A
TA IDEX Oppenheimer Developing Markets(1)                             N/A        N/A
TA IDEX Oppenheimer Small- & Mid-Cap Value(2)                         N/A        N/A
TA IDEX PIMCO Real Return TIPS                         $______   $109,861   $ 42,159
TA IDEX PIMCO Total Return                             $______   $ 30,117   $ 21,719
TA IDEX Protected Principal Stock                      $______   $ 10,022   $ 15,273
TA IDEX Templeton Transamerica Global()                $______   $ 96,903   $ 57,283
TA IDEX Transamerica Balanced                          $______   $ 52,978   $ 47,495
TA IDEX Transamerica Convertible Securities            $______   $ 42,627   $ 31,106
TA IDEX Transamerica Equity                            $______   $ 59,338   $ 25,137
TA IDEX Transamerica Flexible Income                   $______   $ 51,607   $ 26,301
TA IDEX Transamerica Growth Opportunities              $______   $ 64,975   $ 43,641
TA IDEX Transamerica High-Yield Bond                   $______   $ 83,065   $ 53,757
TA IDEX Transamerica Money Market                      $______   $ 37,803   $ 31,245
TA IDEX Transamerica Science & Technology(10)          $______   $ 16,755   $ 21,693
TA IDEX Transamerica Short-Term Bond(4)                $______     38,292        N/A
TA IDEX Transamerica Small/Mid Cap Value               $______   $ 82,728   $ 49,592
TA IDEX Transamerica Value Balanced                    $______   $ 14,481   $ 15,212
TA IDEX UBS Large Cap Value(4)                         $______     24,584        N/A
TA IDEX Van Kampen Emerging Markets Debt(4)            $______     25,836        N/A
TA IDEX Van Kampen Mid-Cap Growth(6)                                  N/A        N/A
TA IDEX Van Kampen Small Company Growth(4)             $______     14,692        N/A

(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004.

(6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

(11)

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, MA 02116, is custodian for Transamerica IDEX. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

TFS is the transfer agent, withholding agent and dividend disbursing agent for each fund. TFS is directly owned by Western Reserve (44%) and AUSA (56%), both of which are indirect wholly owned subsidiaries of AEGON N.V. and thus TFS is an affiliate of TFAI. Each fund pays the transfer agent an annual per-account charge of $19.60 for each Open Account and $1.50 for each Closed Account. There is no new account charge.

Transaction requests should be mailed to Transamerica IDEX Mutual Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica IDEX Mutual Funds, 330 W. 9th Street, Kansas City, MO 64105 (for overnight mail).

There were no brokerage credits received for the periods ended October 31, 2006, 2005 and 2004.

                                 TRANSFER AGENCY FEES

                                                       FEES AND EXPENSES NET OF BROKERAGE
                                                          CREDITS FOR THE PERIOD ENDED
                                                       ----------------------------------
                                                                 OCTOBER 31
FUND                                                     2006       2005         2004
----                                                    ------   ----------   ----------
TA IDEX AllianceBernstein International Value(1)                        N/A          N/A
TA IDEX American Century Large Company Value            $_____   $  120,876   $  118,857
TA IDEX Asset Allocation - Conservative Portfolio       $_____   $  433,272   $  261,305
TA IDEX Asset Allocation - Growth Portfolio             $_____   $1,324,719   $  772,677
TA IDEX Asset Allocation - Moderate Growth Portfolio    $_____   $2,074,643   $1,310,961
TA IDEX Asset Allocation - Moderate Portfolio           $_____   $1,169,092   $  839,210
TA IDEX Bjurman, Barry Micro Emerging Growth(2)                         N/A          N/A
TA IDEX BlackRock Global Allocation(1)(3)                               N/A          N/A
TA IDEX BlackRock Large Cap Value(3)(5)                 $_____          860          N/A
TA IDEX Clarion Global Real Estate Securities           $_____   $   51,851   $   19,755
TA IDEX Evergreen Health Care                           $_____   $   50,892   $   28,101
TA IDEX Evergreen International Small Cap(4)            $_____        2,043          N/A
TA IDEX Federated Market Opportunity(1)                                 N/A          N/A
TA IDEX Jennison Growth                                 $_____   $  229,108   $  238,433
TA IDEX JPMorgan International Bond(1)                                  N/A          N/A
TA IDEX J.P. Morgan Mid Cap Value(5)                    $_____          860          N/A
TA IDEX Legg Mason Partners All Cap(7)                  $_____   $  847,237   $  864,861
TA IDEX Legg Mason Partners Investors Value(7)          $_____   $  154,283   $  133,664
TA IDEX MFS International Equity(8)                     $_____   $  246,072   $  207,738
TA IDEX Marsico Growth                                  $_____   $  156,652   $  125,758
TA IDEX Marsico International Growth(4)                 $_____        2,033          N/A
TA IDEX Multi-Manager International Fund(6)                             N/A          N/A
TA IDEX Neuberger Berman International(1)                               N/A          N/A
TA IDEX Oppenheimer Developing Markets(1)                               N/A          N/A
TA IDEX Oppenheimer Small- & Mid-Cap Value(2)                           N/A          N/A
TA IDEX PIMCO Real Return TIPS                          $_____   $   35,375   $   13,469
TA IDEX PIMCO Total Return                              $_____   $   94,923   $  108,381
TA IDEX Protected Principal Stock                       $_____   $   38,628   $   38,464
TA IDEX Templeton Transamerica Global                   $_____   $1,234,817   $1,471,960
TA IDEX Transamerica Balanced                           $_____   $  672,426   $  783,812
TA IDEX Transamerica Convertible Securities             $_____   $   27,953   $   21,419
TA IDEX Transamerica Equity                             $_____   $  814,357   $  455,369
TA IDEX Transamerica Flexible Income                    $_____   $  174,695   $  224,543
TA IDEX Transamerica Growth Opportunities               $_____   $1,093,486   $1,047,061
TA IDEX Transamerica High-Yield Bond                    $_____   $  203,032   $  188,665
TA IDEX Transamerica Money Market                       $_____   $  441,546   $  605,240
TA IDEX Transamerica Science & Technology(9)            $_____   $  111,687   $  109,286
TA IDEX Transamerica Short-Term Bond(4)                 $_____        2,050          N/A
TA IDEX Transamerica Small/Mid Cap Value                $_____   $  297,644   $  254,598
TA IDEX Transamerica Value Balanced                     $_____   $  222,235   $  195,426
TA IDEX UBS Large Cap Value(4)                          $_____        2,050          N/A
TA IDEX Van Kampen Emerging Markets Debt(4)             $_____        2,033          N/A
TA IDEX Van Kampen Mid-Cap Growth(6)                                    N/A          N/A
TA IDEX Van Kampen Small Company Growth(4)              $_____        2,070          N/A

----------
(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004.

(6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

                         FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended (the "1934 Act").

In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser may consider a number of factors, including but not limited to:

     The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

     The nature of the security being traded;

     The size and type of the transaction;

     The nature and character of the markets for the security to be purchased or sold;

     The desired timing of the trade;

     The activity existing and expected in the market for the particular security;

     The quality of the execution, clearance and settlement services;

     Financial stability;

     The existence of actual or apparent operational problems of any broker or dealer; and

     Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

     Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

     Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

     Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

     Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TFAI, AFSG or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, Transamerica IDEX's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

BlackRock has received an exemptive order from the SEC permitting TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, these funds have retained an affiliated entity of the sub-adviser as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, on behalf of these funds invest cash collateral received by these funds for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the sub-adviser or its affiliates, or in private investment company managed by the lending agent. If these funds acquire shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the funds expenses, and indirectly, the expense of such other entities. However, in accordance with the exemptive order, the sub-adviser to the private investment company will not charge any advisory fees with respect to shares purchased by these funds. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset the sub-adviser's waiver of a portion of its sub-advisory fee.

DIRECTED BROKERAGE

A sub-adviser to a fund, to the extent consistent with the best execution and with TFAI's usual commission rate policies and practices, may place portfolio transactions of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund's portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.

                              BROKERAGE COMMISSIONS

                                        TA IDEX           TA IDEX      TA IDEX ASSET   TA IDEX ASSET    TA IDEX ASSET
                                   ALLIANCEBERNSTEIN     AMERICAN       ALLOCATION -     ALLOCATION      ALLOCATION -
BROKERAGE COMMISSIONS PAID           INTERNATIONAL     CENTURY LARGE    CONSERVATIVE      - GROWTH     MODERATE GROWTH
(INCLUDING AFFILIATED BROKERAGE)       VALUE (1)       COMPANY VALUE     PORTFOLIO       PORTFOLIO        PORTFOLIO
--------------------------------   -----------------   -------------   -------------   -------------   ---------------
6
October 31, 2005                          N/A             $159,698          N/A             N/A              N/A
October 31, 2004                          N/A             $ 97,047          N/A             N/A              N/A
AFFILIATED BROKERAGE PAID
October 31, 2005                          N/A             $    129          N/A             N/A              N/A
October 31, 2004                          N/A             $      0          N/A             N/A              N/A

                                TA IDEX                                              TA IDEX
BROKERAGE COMMISSIONS      ASSET ALLOCATION   TA IDEX CLARION        TA IDEX        EVERGREEN         TA IDEX
PAID (INCLUDING               - MODERATE        GLOBAL REAL         EVERGREEN     INTERNATIONAL  FEDERATED MARKET
AFFILIATED BROKERAGE)          PORTFOLIO     ESTATE SECURITIES     HEALTH CARE     SMALL CAP(4)   OPPORTUNITY(1)
---------------------      ----------------  -----------------  ----------------  -------------  ----------------
October 31, 2005                  N/A             $234,222          $748,821         $738,428           N/A        $_____
October 31, 2004                  N/A             $263,317          $307,128              N/A           N/A        $_____
AFFILIATED BROKERAGE PAID
October 31, 2005                  N/A             $      0          $      0         $      0           N/A        $_____
October 31, 2004                  N/A             $      0          $      0              N/A           N/A        $_____

                                TA IDEX           TA IDEX                                             TA IDEX          TA IDEX
BROKERAGE COMMISSIONS        TRANSAMERICA      MULTI-MANAGER                         TA IDEX         JPMORGAN      J.P. MORGAN MID
PAID (INCLUDING                SCIENCE &       INTERNATIONAL                         JENNISON      INTERNATIONAL     CAP VALUE(5)
AFFILIATED BROKERAGE)       TECHNOLOGY(10)        FUND(6)                             GROWTH          BOND(1)
---------------------      ----------------  -----------------                    -------------  ----------------  ---------------
October 31, 2005               $208,636             N/A                              $186,909           N/A            $162,962
October 31, 2004               $131,753             N/A                              $215,796           N/A                 N/A
AFFILIATED BROKERAGE PAID
October 31, 2005               $      0             N/A                              $    646           N/A            $      0
October 31, 2004               $      0             N/A                              $      0           N/A                 N/A

                                                  TA IDEX                            TA IDEX          TA IDEX          TA IDEX
BROKERAGE COMMISSIONS                             MARSICO            TA IDEX        BLACKROCK        NEUBERGER       OPPENHEIMER
PAID (INCLUDING                 TA IDEX        INTERNATIONAL    BLACKROCK GLOBAL    LARGE CAP         BERMAN          DEVELOPING
AFFILIATED BROKERAGE)       MARSICO GROWTH       GROWTH(4)      ALLOCATION(1)(3)   VALUE(3)(5)   INTERNATIONAL(1)     MARKETS(1)
---------------------      ----------------  -----------------  ----------------  -------------  ----------------  ---------------
October 31, 2005               $167,295          $1,602,401            N/A           $121,522           N/A              N/A
October 31, 2004               $137,057                 N/A            N/A                N/A           N/A              N/A
AFFILIATED BROKERAGE PAID
October 31, 2005               $      0          $        0            N/A           $      0           N/A              N/A
October 31, 2004               $      0                 N/A            N/A                N/A           N/A              N/A

                                                                                                      TA IDEX
                                                                                     TA IDEX        LEGG MASON
BROKERAGE COMMISSIONS           TA IDEX           TA IDEX            TA IDEX        LEGG MASON       PARTNERS
PAID (INCLUDING               PIMCO REAL           PIMCO            PROTECTED        PARTNERS        INVESTORS
AFFILIATED BROKERAGE)         RETURN TIPS       TOTAL RETURN     PRINCIPAL STOCK    ALL CAP(7)        VALUE(7)
---------------------      ----------------  -----------------  ----------------  -------------  ----------------
October 31, 2005                $11,794            $3,358            $35,493        $1,044,185       $486,804
October 31, 2004                $ 1,286            $  118            $50,203        $1,060,995       $655,297
AFFILIATED BROKERAGE PAID
October 31, 2005                $     0            $    0            $     0        $   18,798       $ 23,331
October 31, 2004                $     0            $    0            $70,856        $        0       $      0


                                                  TA IDEX                            TA IDEX          TA IDEX
BROKERAGE COMMISSIONS                            TEMPLETON           TA IDEX       TRANSAMERICA    TRANSAMERICA        TA IDEX
PAID (INCLUDING                                 TRANSAMERICA      TRANSAMERICA      HIGH-YIELD      CONVERTIBLE      TRANSAMERICA
AFFILIATED BROKERAGE)                            GLOBAL(9)          BALANCED           BOND         SECURITIES          EQUITY
---------------------                        -----------------  ----------------  -------------  ----------------  ---------------
October 31, 2005                                 $  719,882         $ 82,941            0             $60,003          $225,112
October 31, 2004                                 $1,067,791         $318,998            0             $54,792          $222,593
AFFILIATED BROKERAGE PAID
October 31, 2005                                 $        0         $      0            0             $     0          $      0
October 31, 2004                                 $        0         $      0            0             $     0          $      0

                                                  TA IDEX                            TA IDEX          TA IDEX
BROKERAGE COMMISSIONS           TA IDEX         TRANSAMERICA         TA IDEX       TRANSAMERICA    TRANSAMERICA        TA IDEX
PAID (INCLUDING              TRANSAMERICA          GROWTH         TRANSAMERICA      SHORT-TERM       SMALL/MID       TRANSAMERICA
AFFILIATED BROKERAGE)       FLEXIBLE INCOME    OPPORTUNITIES      MONEY MARKET       BOND(4)         CAP VALUE      VALUE BALANCED
---------------------      ----------------  -----------------  ----------------  -------------  ----------------  ---------------
October 31, 2005                 $  0             $583,922             N/A             N/A          $  640,805         $57,518
October 31, 2004                 $480             $479,466             N/A             N/A          $1,302,881         $62,524
AFFILIATED BROKERAGE PAID
October 31, 2005                 $  0             $      0             N/A             N/A          $        0         $     0
October 31, 2004                 $  0             $      0             N/A             N/A          $        0         $     0

                                                                                     TA IDEX
BROKERAGE COMMISSIONS           TA IDEX         TA IDEX VAN        TA IDEX VAN      VAN KAMPEN
PAID (INCLUDING              UBS LARGE CAP    KAMPEN EMERGING    KAMPEN MID-CAP   SMALL COMPANY
AFFILIATED BROKERAGE)          VALUE(4)       MARKETS DEBT(4)       GROWTH(6)       GROWTH(4)
---------------------      ----------------  -----------------  ----------------  -------------
October 31, 2005               $198,075             N/A                N/A           $230,370
October 31, 2004                  N/A               N/A                N/A                N/A
AFFILIATED BROKERAGE PAID
October 31, 2005               $ 10,410             N/A                N/A           $ 10,091
October 31, 2004                  N/A               N/A                N/A                N/A

                                                  TA IDEX            TA IDEX
BROKERAGE COMMISSIONS         TA IDEX MFS      Bjurman, Barry      Oppenheimer
PAID (INCLUDING              INTERNATIONAL     Micro Emerging     Small- & Mid-
AFFILIATED BROKERAGE)          EQUITY(8)         Growth(2)        Cap Value(2)
---------------------      ----------------  -----------------  ----------------
October 31, 2005              $  490,857            N/A                N/A
October 31, 2004              $1,020,329            N/A                N/A
AFFILIATED BROKERAGE PAID     $_________
October 31, 2005              $   14,858            N/A                N/A
October 31, 2004              $        0            N/A                N/A

(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004.

(6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

The following table provides brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2006.

 TA IDEX ALLIANCEBERNSTEIN                                TA IDEX AMERICAN CENTURY   TA IDEX ASSET ALLOCATION
  INTERNATIONAL VALUE(1)                                     LARGE COMPANY VALUE     -CONSERVATIVE PORTFOLIO
--------------------------                                ------------------------   ------------------------
          $_____                                                   $_____                     $_____

                              TA IDEX ASSET ALLOCATION-
TA IDEX ASSET ALLOCATION-          MODERATE GROWTH        TA IDEX ASSET ALLOCATION-    TA IDEX CLARION GLOBAL
     GROWTH PORTFOLIO                PORTFOLIO               MODERATE PORTFOLIO        REAL ESTATE SECURITIES
--------------------------   --------------------------   -------------------------   ------------------------
          $_____                       $_____                      $_____                      $_____

                                  TA IDEX EVERGREEN
 TA IDEX EVERGREEN HEALTH        INTERNATIONAL SMALL      TA IDEX FEDERATED MARKET
           CARE                        CAP(4)                  OPPORTUNITY(1)
--------------------------   --------------------------   ------------------------
          $_____                       $_____                      $_____

    TA IDEX -TECHNOLOGY        TA IDEX MULTI-MANAGER
 SCIENCE & TECHNOLOGY(10)       INTERNATIONAL FUND(6)                                 TA IDEX JENNISON GROWTH
--------------------------   --------------------------                              ------------------------
          $_____                       $_____                                                 $_____

     TA IDEX JPMORGAN         TA IDEX J.P. MORGAN MID                                    TA IDEX MARSICO
   INTERNATIONAL BOND(1)            CAP VALUE(5)           TA IDEX MARSICO GROWTH    INTERNATIONAL GROWTH(4)
--------------------------   --------------------------   ------------------------   ------------------------
          $_____                       $_____                      $_____                     $_____

 TA IDEX BLACKROCK GLOBAL      TA IDEX BLACKROCK LARGE    TA IDEX NEUBERGER BERMAN      TA IDEX OPPENHEIMER
     ALLOCATION(1) (3)            CAP VALUE(3) (5)            INTERNATIONAL(1)         DEVELOPING MARKETS(1)
--------------------------   --------------------------   ------------------------   ------------------------
          $_____                       $_____                      $_____                     $_____

 TA IDEX PIMCO REAL RETURN                                    TA IDEX PROTECTED         TA IDEX LEGG MASON
           TIPS              TA IDEX PIMCO TOTAL RETURN        PRINCIPAL STOCK          PARTNERS ALL CAP(7)
--------------------------   --------------------------   ------------------------   ------------------------
          $_____                       $_____                      $_____                     $_____

TA IDEXLEGG MASON PARTNERS                                                               TA IDEX TEMPLETON
    INVESTORS VALUE(7)                                                                TRANSAMERICA GLOBAL(9)
--------------------------                                                           ------------------------
          $_____                                                                              $_____

   TA IDEX TRANSAMERICA         TA IDEX TRANSAMERICA        TA IDEX TRANSAMERICA       TA IDEX TRANSAMERICA
         BALANCED                  HIGH-YIELD BOND         CONVERTIBLE SECURITIES             EQUITY
--------------------------   --------------------------   ------------------------   ------------------------
          $_____                       $_____                      $_____                     $_____

   TA IDEX TRANSAMERICA         TA IDEX TRANSAMERICA        TA IDEX TRANSAMERICA       TA IDEX TRANSAMERICA
      FLEXIBLE INCOME           GROWTH OPPORTUNITIES            MONEY MARKET            SHORT-TERM BOND(3)
--------------------------   --------------------------   ------------------------   ------------------------
          $_____                       $_____                      $_____                     $_____

                                                                                              TA IDEX
   TA IDEX TRANSAMERICA         TA IDEX TRANSAMERICA               TA IDEX              VAN KAMPEN EMERGING
   SMALL/MID CAP VALUE             VALUE BALANCED          UBS LARGE CAP VALUE(4)         MARKETS DEBT(4)
--------------------------   --------------------------   ------------------------   ------------------------
          $78,327                      $3,030                      $20,857                      N/A

          TA IDEX                      TA IDEX                     TA IDEX
    VAN KAMPEN MID-CAP        VAN KAMPEN SMALL COMPANY        MFS INTERNATIONAL
         GROWTH(6)                    GROWTH(4)                   EQUITY(8)
--------------------------   --------------------------   ------------------------
            N/A                       $100,798                     $28,675

          TA IDEX                      TA IDEX
   BJURMAN, BARRY MICRO         OPPENHEIMER SMALL- &
    EMERGING GROWTH(2)            MID-CAP VALUE(2)
--------------------------   --------------------------
            N/A                          N/A

(1) TA IDEX AllianceBernstein International Value, TA IDEX Federated Market Opportunity, TA IDEX JPMorgan International Bond, TA IDEX BlackRock Global Allocation, TA IDEX Neuberger Berman International and TA IDEX Oppenheimer Developing Markets commenced operations on December 6, 2005 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(2) TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value commenced operations on August 1, 2006 and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(3) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX BlackRock Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(4) TA IDEX Evergreen International Small Cap, TA IDEX Marsico International Growth, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van Kampen Small Company Growth commenced operations on November 8, 2004, and as such there is no historical fee information for fiscal year ended October 31, 2004.

(5) TA IDEX J.P. Morgan Mid Cap Value and TA IDEX BlackRock Large Cap Value commenced operations on March 1, 2005 and as such there is no historical fee information for fiscal year ended October 31, 2004.

(6) TA IDEX Multi-Manager International Fund and TA IDEX Van Kampen Mid-Cap Growth commenced operations on March 1, 2006 and January 3, 2006, respectively, and as such there is no historical fee information for fiscal years ended October 31, 2005 and October 31, 2004.

(7) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(8) TA IDEX MFS International Equity previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(9) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(10) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of Transamerica IDEX are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of Transamerica IDEX by its officers. The Board also reviews the management of each fund's assets by the investment adviser and its respective sub-adviser. Transamerica IDEX is part of a Fund Complex which consists of Transamerica IDEX, AEGON/Transamerica Series Trust ("ATST"), and Transamerica Income Shares, Inc. ("TIS"), and consists of 91 funds/portfolios as of the date of this SAI.

                                            TERM OF
                                             OFFICE
                                              AND                                             NUMBER OF
                                           LENGTH OF                                           FUNDS IN
                                              TIME        PRINCIPAL OCCUPATION(S) DURING       COMPLEX         OTHER
   NAME, ADDRESS AND AGE       POSITION     SERVED*                PAST 5 YEARS                OVERSEEN    DIRECTORSHIPS
   ---------------------       --------    ---------      ------------------------------      ---------    -------------
INTERESTED TRUSTEES**

John K. Carter               Trustee       2006-       Trustee (October 2006-present),            92            N/A
570 Carillon Parkway,        (October      present     President & CEO (July 2006-present),
St. Petersburg, FL 33716     2006 -                    Sr.Vice President (1999-June 2006),
(DOB: 4/24/61)               present),                 Chief Compliance Officer, General
                             President &               Counsel &  Secretary (1999-August
                             Chief                     2006), ATST; Sr.Vice President
                             Executive                 (1999-June 2006), Chief Compliance
                             Officer                   Officer, General Counsel & Secretary
                             (July 2006                (1999-August 2006), TA IDEX;
                             - present)                Director (October 2006-present),
                                                       President & CEO (July 2006-present),
                                                       Sr.Vice President (2002-June 2006),
                                                       General Counsel, Secretary & Chief
                                                       Compliance Officer (2002-August
                                                       2006), TIS; President, CEO (July
                                                       2006-present), Sr.Vice President
                                                       (1999-June 2006), Director
                                                       (2000-present), General Counsel, &
                                                       Secretary (2000-August 2006), Chief
                                                       Compliance Officer, (2004-August
                                                       2006), Transamerica Fund Advisors
                                                       (TFAI); President, CEO (July
                                                       2006-present), Sr.Vice  President
                                                       (1999-June 2006), Director
                                                       (2001-present), General
                                                       Counsel, & Secretary (2001-August
                                                       2006), Transamerica Fund Services
                                                       (TFS); Vice President, AFSG
                                                       Securities Corporation (AFSG)
                                                       (2001-present); CEO (July
                                                       2006-present),Vice President,
                                                       Secretary & Chief Compliance Officer
                                                       (2003-August 2006), Transamerica
                                                       Investors, Inc. (TII); Sr.Vice
                                                       President, General Counsel &
                                                       Secretary, Transamerica Index Funds
                                                       (TIF) (2002-2004); Vice President,
                                                       Transamerica Investment Services,
                                                       Inc. (TISI) (2003-2005) &
                                                       Transamerica Investment
                                                       Management, LLC (TIM) (2001-2005)

INDEPENDENT TRUSTEES*****

Peter R. Brown               Chairman,     1986-       Chairman & Trustee, ATST                   92            N/A
8323 40th Place North        Trustee       present     (1986-present); Chairman & Director,
St. Petersburg, FL 33709                               TIS (2002-present); Director, TIF
(DOB 5/10/28)                                          (2002-2004); Chairman of the Board,
                                                       Peter Brown Construction Company
                                                       (1963- 2000); Rear Admiral (Ret.)
                                                       U.S. Navy Reserve, Civil Engineer
                                                       Corps

Charles C. Harris            Trustee       1994 -      Trustee, ATST (1986-present);              92            N/A
2 Seaside Lane, #304                       present     Director, TIS (2002-present)
Belleair, FL 33756
(DOB 7/15/30)

Russell A. Kimball, Jr.      Trustee       2002 -      Trustee, ATST (1986-present);              92            N/A
1160 Gulf Boulevard                        present     Director, TIS (2002-present);
Clearwater Beach, FL 33767                             General Manager, Sheraton Sand Key
(DOB 8/17/44)                                          Resort (1975 - present)

William W. Short, Jr.        Trustee       1986-       Trustee, ATST (2000-present);              92            N/A
7882 Lantana Creek Road                    present     Director, TIS (2002-present);
Largo, FL 33777                                        Retired CEO and Chairman of the
(DOB 2/25/36)                                          Board, Shorts, Inc.

Daniel Calabria              Trustee       1996 -      Trustee, ATST (2001-present);              92            N/A
7068 S. Shore Drive S.                     present     Director, TIS (2002-present); Member
South Pasadena, FL 33707                               of Investment Committee, Ronald
(DOB 3/5/36)                                           McDonald House Charities of Tampa
                                                       Bay, Inc. (1997 - present); Trustee,
                                                       The Hough Group of Funds (1993 -
                                                       2004); prior to 1996, served in
                                                       senior executive capacities for
                                                       several mutual fund management
                                                       companies for more than 30 years

Robert L. Anderson, Ph.D.    Trustee       2005 -      Dean, Professor, College of                52            N/A
3301 Bayshore Blvd., #1408                 present     Business, University of South
Tampa, FL 33629                                        Florida (1995 - present)
(DOB 10/30/40)

Janice B. Case               Trustee       2002-       Trustee, ATST (2001-present);              92      Director,
205 Palm Island NW                         present     Director, TIS (2002-present); Sr.                  Central
Clearwater, FL 33767                                   Vice President, Florida Power                      Vermont Public
(DOB 9/27/52)                                          Corporation (1996-2000); Director,                 Service Corp
                                                       Cadence Network, Inc. (1997-2004);                 (2001-present);
                                                       Trustee, Morton Plant Mease                        Director,
                                                       Healthcare (1999-2005); Director                   Western
                                                       Arts Center & Theatre (2001-present)               Electricity
                                                                                                          Coordinating
                                                                                                          Council
                                                                                                          (2002-present)

Norm R. Nielsen              Trustee       2006-       Trustee, ATST (2006-present);              92      Iowa Student
9687 Cypress Hammock, #201                 present     Director, TIS (2006-present);                      Loan Liquidity
Bonita Springs, FL 34135                               President, Kirkwood Community                      Corporation
(DOB 5/11/39)                                          College (1985-2005); Director, Iowa                (1998-present);
                                                       Health Systems (1994-2003);                        Buena Vista
                                                       Director, Iowa City Area Development               University
                                                       (1996-2004)                                        Board of
                                                                                                          Trustees
                                                                                                          (2004-present);
                                                                                                          U.S. Bank
                                                                                                          (1988 -
                                                                                                          present)

Jack E. Zimmerman            Trustee       1986-       Retired Director, Regional Marketing       52            N/A
6778 Rosezita Lane                         present     of Marietta Corporation & Director
Dayton, OH 45459                                       of Strategic Planning, Martin
(DOB 2/3/28)                                           Marietta Baltimore Aerospace

Leo J. Hill                  Trustee       2002-       Trustee, ATST (2001-present);              92            N/A
7922 Bayou Club Boulevard                  present     Director, TIS (2002-present); Owner
Largo, FL 33777                                        & President, Prestige Automotive
(DOB 3/27/56)                                          Group (2001 - 2005); President, L.
                                                       J. Hill & Company (1999 - present);
                                                       Market President, Nations Bank of
                                                       Sun Coast Florida (1998 - 1999);
                                                       President & CEO, Barnett Banks of
                                                       Treasure Coast Florida (1994 -
                                                       1998); EVP & Sr. Credit Officer,
                                                       Barnett Banks of Jacksonville,
                                                       Florida (1991 - 1994); Sr. Vice
                                                       President & Sr. Loan Administration
                                                       Officer, Wachovia Bank of Georgia
                                                       (1976 - 1991)

John W. Waechter             Trustee       2005-       Trustee, ATST (2004-present);              92            N/A
5913 Bayview Circle                        present     Director, TIS (2004-present);
Gulfport, FL 33707                                     Executive Vice President, Chief
(DOB 2/25/52)                                          Financial Officer, Chief Compliance
                                                       Officer, William R. Hough & Co.
                                                       (1979-2004); Treasurer, The Hough
                                                       Group of Funds (1993-2004)

OFFICERS

                                                      TERM OF OFFICE
                                                      AND LENGTH OF                      PRINCIPAL OCCUPATION(S) OR
 NAME, ADDRESS*** AND AGE           POSITION         TIME SERVED****                   EMPLOYMENT DURING PAST 5 YEARS
 ------------------------           --------         ---------------                   ------------------------------
Dennis P. Gallagher          Sr. Vice President,     2006 - present    Sr. Vice President, General Counsel & Secretary, ATST & TIS
(DOB: 12/19/70)              General Counsel &                         (September 2006 - present); Vice President & Secretary, TII
                             Secretary                                 (September 2006 - present); Director, Sr. Vice President,
                                                                       General Counsel & Secretary, TFAI & TFS (September 2006 -
                                                                       present); Director (1998 - 2006), Deutsche Asset Management

Glenn E. Brightman           Sr. Vice President &    2005 - present    Sr. Vice President & Principal Financial Officer, ATST and
(DOB 12/1/72)                Principal Financial                       TIS (2005 - present); Vice President & Principal Financial
                             Officer                                   Officer, TII (2005 - present); Senior Vice President, TFS,
                                                                       TFAI (2005 - present); Manager - Mutual Fund Accounting, The
                                                                       Vanguard Group, Inc. (1996-2005)

T. Gregory Reymann, II       Senior Vice President   2004 - present    Chief Compliance Officer & Senior Vice President, ATST, TA
(DOB: 5/13/58)               and Chief Compliance                      IDEX, TFAI, TIS (2006 - present); Chief Compliance Officer
                             Officer                                   (2006 - present) & Vice President (2005 - present), TII; Vice
                                                                       President & Senior Counsel, TFS (2005 - 2006); Vice President
                                                                       & Counsel, ATST, TA IDEX, TFAI, TIS (2004 - 2006), TFS (2004
                                                                       - 2005) & TIF (2004); Attorney, Gould, Cooksey, et. al. (2002
                                                                       - -2004)

* Each Trustee shall hold office until 1) his or her successor is elected and qualified or 2) he or she resigns or his or her term as a Trustee is terminated in accordance with the Transamerica IDEX by-laws. Transamerica IDEX will hold a shareholder meeting to elect the Board of Trustees at least once every five years.

**   May be deemed an "interested person" (as that term is defined in the 1940
     Act) of Transamerica IDEX because of his employment with TFAI or an affiliate of TFAI.

*** The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of Transamerica IDEX, except for the Chief Compliance Officer, receives any compensation from Transamerica IDEX.

**** Elected and serves at the pleasure of the Board of Trustees of Transamerica
     IDEX.

***** Independent trustee ("Independent Trustee") means a trustee who is not an "interested person" (as defined under the 1940 Act) of TA IDEX (the "Independent Trustees")

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to a fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has the following standing committees that each perform specialized functions: an Audit Committee, Governance/Nominating Committee, Compensation Committee, Valuation Oversight Committee, Proxy Voting/Marketing Committee and Contract Review Committee. Transamerica IDEX also has an Administrative Valuation Committee and Administrative Proxy Voting Committee, which consist of members of Management.

                                                                                                                        NUMBER OF
                                                                                                                      MEETINGS HELD
                                                                                                                       DURING LAST
                                                                                                                       FISCAL YEAR
       COMMITTEE                                     FUNCTIONS                                      MEMBERS             10/31/2006
       ---------                                     ---------                                      -------           -------------
AUDIT                     The Audit Committee reviews the financial reporting process,     John W. Waechter,                --
                          the system of internal control, the audit process, and the       Chairman; Janice B.
                          Transamerica IDEX process for monitoring compliance with         Case; Daniel Calabria;
                          investment restrictions and applicable laws and the              Leo J. Hill; Peter R.
                          Transamerica IDEX Code of Ethics.                                Brown

NOMINATING/ GOVERNANCE    The Nominating/Governance Committee operates under a written     Leo J. Hill, Chairman;           --
                          charter. The Nominating/Governance Committee nominates and       Janice B. Case; John W.
                          evaluates Independent Trustee candidates. The                    Waechter; Russell A.
                          Nominating/Governance Committee meets periodically, as           Kimball, Jr.; Peter R.
                          necessary, and is solely responsible for the selection and       Brown
                          nomination of potential candidates to serve on the Board. The
                          Nominating/Governance Committee is solely responsible for the selection and nomination of potential candidates to serve on the Board, the Nominating/Governance Committee may consider nominations from shareholders of the Transamerica IDEX funds.
                          Shareholders may submit for the Nominating/Governance
                          Committee's consideration, recommendations regarding potential nominees for service on the Board.  Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

                          In order for the Nominating/Governance Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee: the nominee must satisfy all qualifications provided in Transamerica
                          IDEX's organizational documents, including qualification as a possible Independent Director/Trustee if the nominee is to serve in that capacity; the nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group; neither the nominee nor any member of the nominee's immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group; neither the nominee nor any
                          immediate family member of the nominee is permitted to have accepted directly or indirectly, during

                                                                                                                        NUMBER OF
                                                                                                                      MEETINGS HELD
                                                                                                                       DURING LAST
                                                                                                                       FISCAL YEAR
       COMMITTEE                                     FUNCTIONS                                      MEMBERS             10/31/2006
       ---------                                     ---------                                      -------           -------------
                          the year of the election for which the nominee's name was
                          submitted, during the immediately preceding calendar year, or during the year when the nominee's name was submitted, any consulting, advisory, or other compensatory fee from the
                          nominating shareholder or any member of a nominating
                          shareholder group; the nominee may not be an executive
                          officer, director/trustee or person fulfilling similar
                          functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the
                          nominating shareholder or any such member of the nominating shareholder group; the nominee may not control the nominating shareholder or any member of the nominating shareholder group
                          (or, in the case of a holder or member that is a fund, an
                          interested person of such holder or member as defined by
                          Section 2(a)(19) of the 1940 Act); and a shareholder or
                          shareholder group may not submit for consideration a nominee which has previously been considered by the
                          Nominating/Governance Committee.

                          In addition, in order for the Nominating/Governance Committee to consider shareholder submissions, the following
                          requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any
                          shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the
                          aggregate, more than 5% of a fund's (or a series thereof)
                          securities that are eligible to vote both at the time of
                          submission of the nominee and at the time of the Board member election (each of the securities used for purposes of
                          calculating this ownership must have been held continuously for at least two years as of the date of the nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or
                          shareholder group must also bear the economic risk of the
                          investment; and the nominating shareholder or shareholder
                          group must also submit a certification which provides the
                          number of shares which the person or group has (a) sole power to vote or direct the vote, (b) shared power to vote or direct the vote, (c) sole power to dispose or direct the disposition of such shares, and (d) shared power to dispose or direct the disposition of such shares (in addition the certification
                          shall provide that the shares have been held continuously for at least two years).

                          In assessing the qualifications of a potential candidate for membership on the Board, the Nominating/Governance' Committee
                          may consider the candidate's potential contribution to the operation of the Board and its committees, and such other
                          factors as it may deem relevant.

                                                                                                                        NUMBER OF
                                                                                                                      MEETINGS HELD
                                                                                                                       DURING LAST
                                                                                                                       FISCAL YEAR
       COMMITTEE                                     FUNCTIONS                                      MEMBERS             10/31/2006
       ---------                                     ---------                                      -------           -------------
                          Provides oversight responsibilities and monitors certain
                          issues, in consultation with the CCO and independent trustees'
                          counsel, that affect the duties of independent members of the
                          Board.

COMPENSATION              Reviews compensation arrangements for each Trustee.              Janice B. Case,                  --
                                                                                           Chairman; Russell A.
                                                                                           Kimball, Jr.; Leo J.
                                                                                           Hill; Charles C. Harris;
                                                                                           Peter R. Brown

VALUATION OVERSIGHT       Oversees the process by which the Transamerica IDEX funds        Russell A. Kimball, Jr.,         --
                          calculate their net asset value to verify consistency with the   Chairman; Charles C.
                          funds' valuation policies and procedures, industry guidance,     Harris; Robert L.
                          interpretative positions issued by the SEC and its staff, and    Anderson; William W.
                          industry best practices.                                         Short, Jr.; Peter R.
                                                                                           Brown

PROXY VOTING/MARKETING    Provides a Transamerica IDEX fund's consent to vote in           William W. Short, Jr.,           --
                          matters where TFAI or a respective sub-adviser seeks such        Chairman; Robert L.
                          consent because of a conflict of interest that arises in         Anderson; Norm R.
                          connection with a particular vote, or for other reasons.  The    Nielsen; Jack E.
                          Proxy Voting/Marketing Committee also may review TFAI's and      Zimmerman; Peter R.
                          each sub-adviser's proxy voting policies and procedures in       Brown
                          lieu of submission of the policies and procedures to the
                          entire Board for approval.  Oversees the marketing efforts on behalf of the Transamerica IDEX funds.

CONTRACT REVIEW           Reviews contracts between or among the Transamerica IDEX funds   Charles C. Harris,               --
                          and their service providers. Oversight responsibilities for      Chairman; Daniel
                          the process of evaluating new contracts, reviewing existing      Calabria; Jack E.
                          contracts on a periodic basis and making recommendations to      Zimmerman; Norm R.
                          the Board with respect to any contracts affecting the funds.     Nielsen; Peter R. Brown

TRUSTEE OWNERSHIP OF EQUITY SECURITIES

The table below gives the dollar range of shares of Transamerica IDEX, as well as the aggregate dollar range of shares of all funds advised and sponsored by TFAI (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2006:

                                 DOLLAR RANGE        AGGREGATE DOLLAR RANGE OF EQUITY
                                   OF EQUITY      SECURITIES IN ALL REGISTERED INVESTMENT
                                SECURITIES IN    COMPANIES OVERSEEN BY TRUSTEES IN FAMILY
NAME OF TRUSTEE                    THE FUND               OF INVESTMENT COMPANIES
---------------               ----------------   ----------------------------------------
Robert L. Anderson
Peter R. Brown(2)
Daniel Calabria(2)
John K. Carter*(3)
Janice B. Case
Charles C. Harris(2)
Leo J. Hill(2)
Russell A. Kimball, Jr.(2)
John K. Carter*(1)
William W. Short, Jr.

Jack E. Zimmerman
John W. Waechter
Norm R. Nielsen

*    Interested Trustee

(1)  Mr. Anderson did not become a Trustee until September 2005.

(2)  Mr. Nielsen did not become a Trustee until May 2006.

(3)  Mr. Carter did not become a Trustee until September 2006.

CONFLICTS OF INTEREST

The following table sets forth information as of December 31, 2006 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, sub-advisers or Distributor of the fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

                             NAME OF OWNERS AND                TITLE OF    VALUE OF
NAME OF TRUSTEE           RELATIONSHIPS TO TRUSTEE   COMPANY     CLASS    SECURITIES   PERCENT OF CLASS
---------------           ------------------------   -------   --------   ----------   ----------------
Peter R. Brown                       N/A               N/A        N/A         N/A             N/A
Charles C. Harris                    N/A               N/A        N/A         N/A             N/A
Russell A. Kimball, Jr.              N/A               N/A        N/A         N/A             N/A
William W. Short, Jr.                N/A               N/A        N/A         N/A             N/A
Robert L. Anderson                   N/A               N/A        N/A         N/A             N/A
Daniel Calabria                      N/A               N/A        N/A         N/A             N/A
Janice B. Case                       N/A               N/A        N/A         N/A             N/A
Leo J. Hill                          N/A               N/A        N/A         N/A             N/A
Jack E. Zimmerman                    N/A               N/A        N/A         N/A             N/A
John W. Waechter                     N/A               N/A        N/A         N/A             N/A
Norm R. Nielsen                      N/A               N/A        N/A         N/A             N/A

Independent Trustees receive a total annual retainer fee of $64,000 from the TA IDEX funds, of which the funds pay a pro rata share allocable to each TA IDEX fund based on the relative assets of the fund. The Chairman of the Board also receives an additional retainer of $20,000 per year. Each Audit Committee member receives an additional retainer of $6,000. The audit committee financial expert also receives an additional retainer of $5,000. Any fees and expenses paid to Trustees who are affiliates of TFAI or AFSG are paid by TFAI and/or AFSG and not by the funds.

Under a non-qualified deferred compensation plan effective January 1, 1996 (the "Deferred Compensation Plan") available to the Trustees, compensation may be deferred that would otherwise be payable by Transamerica IDEX to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Deferred Compensation Plan will have any material impact on the funds.

Under a retirement plan (the "Emeritus Plan") available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee, calculated as follows:

Years of Service as Trustee   Years Eligible for Service as Trustee Emeritus ("Eligible Years")
---------------------------   -----------------------------------------------------------------
              5                                               2
             10                                               3
             15                                               5

In a year in which an Independent Trustee earns an eligibility benefit (years 5, 10 and 15), Transamerica IDEX shall accrue and the Independent Trustee shall be credited an amount equal to 50% of his or her then-current annual retainer for the appropriate number of Eligible Years (2, 3 or 5). Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. The Chairman and the

Audit Committee's Financial Expert will also earn 50% of the additional retainers designated for such positions. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such. In addition, a Trustee Emeritus may be invited by the Board, but is not required, to attend meetings, and shall be available for consultation by the Trustees, Transamerica IDEX's officers and counsel. A Trustee Emeritus will receive reimbursement of actual and reasonable expenses incurred for attendance at Board meetings.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX.

The following table provides compensation amounts paid to Independent Trustees of the funds for the fiscal year ended October 31, 2006.

                               COMPENSATION TABLE

                                 AGGREGATE COMPENSATION   PENSION OR RETIREMENT   ESTIMATED ANNUAL     TOTAL COMPENSATION
                                 FROM TRANSAMERICA IDEX    BENEFITS ACCRUED AS      BENEFIT UPON     PAID TO TRUSTEES FROM
NAME OF PERSON, POSITION             MUTUAL FUNDS(1)      PART OF FUND EXPENSES      RETIREMENT         FUND COMPLEX(2)
------------------------         ----------------------   ---------------------   ----------------   ---------------------
Robert L. Anderson, Trustee              $_____                  $_____                  N/A                $_____
Peter R. Brown, Trustee                  $_____                  $_____                  N/A                $_____
Daniel Calabria, Trustee                 $_____                  $_____                  N/A                $_____
Janice Case, Trustee                     $_____                  $_____                  N/A                $_____
Charles C. Harris, Trustee               $_____                  $_____                  N/A                $_____
Leo Hill, Trustee                        $_____                  $_____                  N/A                $_____
Russell Kimball, Trustee                 $_____                  $_____                  N/A                $_____
William W. Short, Jr., Trustee           $_____                  $_____                  N/A                $_____
Jack E. Zimmerman, Trustee               $_____                  $_____                  N/A                $_____
John W. Waechter, Trustee                $_____                  $_____                  N/A                $_____
Norm R. Nielsen, Trustee                 $_____                  $_____                  N/A                $_____
Total:                                   $_____                  $_____                                     $_____

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2006 were as follows: Peter R. Brown, $______; Daniel Calabria, $______; William W. Short, Jr., $______; Charles C. Harris, $______; Russell A. Kimball, Jr., $______; Janice B. Case, $______; Leo J. Hill, $______; Jack E. Zimmerman, $______, Robert L. Anderson, $______; Norm R. Nielsen, $______; and John W. Waechter, $______.

(2)  The Fund Complex currently consists of Transamerica IDEX, ATST and TIS.

During the fiscal year ended October 31, 2006, the Transamerica IDEX funds paid $______ in Trustees' fees and expenses. As of December 31, 2006, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the Transamerica IDEX funds.

           SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES

The Board of Trustees of the funds has adopted these procedures by which shareholders of the funds may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the funds ("Secretary"), as follows:

     Board of Trustees
     Transamerica IDEX Mutual Funds
     c/o Secretary
     570 Carillon Parkway
     St. Petersburg, Florida 33716

Each shareholder communication must: (i) be in writing and be signed by the shareholder; (ii) identify the fund to which it relates; and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. With respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting; or
(ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to a fund or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in a fund; or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information).

                               DEALER REALLOWANCES

CLASS A, CLASS B, CLASS C AND CLASS M SHARES ONLY (NOT APPLICABLE TO CLASS I OR CLASS R SHARES).

Transamerica IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated. From time to time, and particularly in connection with sales that are not subject to a sales charge, AFSG may enter into agreements with a broker or dealer whereby the dealer reallowance is less than the amounts indicated in the following tables.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

                        CLASS A SHARE DEALER REALLOWANCES
  (all funds except TA IDEX Transamerica Flexible Income, TA IDEX Transamerica
    High-Yield Bond, TA IDEX Transamerica Convertible Securities and TA IDEX
                           Transamerica Money Market)

                                            REALLOWANCE TO
                                          DEALERS AS A % OF
AMOUNT OF PURCHASE                          OFFERING PRICE
------------------                        -----------------
Under $50 Thousand                                 4.75%
   $50 Thousand to under $100 Thousand             4.00%
   $100 Thousand to under $250 Thousand            2.75%
   $250 Thousand to under $500 Thousand            2.25%
   $500 Thousand to under $1 Million               1.75%
For purchases of $1 Million and above:
   $1 Million to under $5 Million                 1.00%*
   $5 Million to under $50 Million           Plus 0.50%*
   $50 Million and above                     Plus 0.25%*

                        CLASS A SHARE DEALER REALLOWANCES
   (TA IDEX Transamerica Flexible Income, TA IDEX Transamerica High-Yield Bond
                and TA IDEX Transamerica Convertible Securities)

                                            REALLOWANCE TO
                                          DEALERS AS A % OF
AMOUNT OF PURCHASE                          OFFERING PRICE
------------------                        -----------------
Under $50 Thousand                                 4.00%
   $50 Thousand to under $100 Thousand             3.25%
   $100 Thousand to under $250 Thousand            2.75%
   $250 Thousand to under $500 Thousand            1.75%
   $500 Thousand to under $1 Million               1.00%
For purchases of $1 Million and above:
   $1 Million to under $5 Million                 0.50%*
   $5 Million and above                      Plus 0.25%*

* No Dealer Reallowance is paid on purchases made on behalf of wrap accounts for the benefit of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica IDEX or AFSG Securities Corporation, and for purchases made by a retirement plan described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code.

                        CLASS B SHARE DEALER REALLOWANCES

                                            REALLOWANCE TO
                                          DEALERS AS A % OF
AMOUNT OF PURCHASE                          OFFERING PRICE
------------------                        -----------------
All purchases                                   4.00%*

                        CLASS C SHARE DEALER REALLOWANCES

                                            REALLOWANCE TO
                                          DEALERS AS A % OF
AMOUNT OF PURCHASE                          OFFERING PRICE
------------------                        -----------------
All purchases                                 1.00%**(a)

                        CLASS M SHARE DEALER REALLOWANCES
                       (TA IDEX Protected Principal Stock)

                                            REALLOWANCE TO
                                          DEALERS AS A % OF
AMOUNT OF PURCHASE                          OFFERING PRICE
------------------                        -----------------
All purchases                                  0.00%**

                        CLASS T SHARE DEALER REALLOWANCES
                          (TA IDEX Transamerica Equity)

                                            REALLOWANCE TO
                                          DEALERS AS A % OF
AMOUNT OF PURCHASE                          OFFERING PRICE
------------------                        -----------------
Under $10,000                                   7.00%
$10,000 to under $25,000                        6.25%
$25,000 to under $50,000                        5.50%
$50,000 to under $75,000                        5.00%
$75,000 to under $100,000                       4.25%
$100,000 to under $250,000                      3.75%
$250,000 to under $500,000                      2.50%
$500,000 to under $1,000,000                    1.00%
$1,000,000 and over                             1.00%

* From time to time, AFSG may reallow to a dealer an amount less than 4% on sales of Class B shares. In such circumstances, AFSG will benefit directly to the extent the reallowance percentage is reduced below 4% on any purchase of Class B shares.

** From time to time, AFSG may enter into agreements with brokers and dealers whereby the dealer allowance may be less than the amount indicated. Such agreements would also provide that the applicable shares could be subject to a contingent deferred sales charge for a period less than the otherwise applicable period

(a) All shares designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, Class M shares (except Class M shares of TA IDEX Protected Principal Stock) were converted into Class C shares.

Please note that Class A, B and C shares of the following funds are no longer offered for sale: TA IDEX American Century Large Company Value; TA IDEX Clarion Global Real Estate Securities; TA IDEX Jennison Growth; TA IDEX MFS International Equity; TA IDEX Marsico Growth; TA IDEX PIMCO Real Return TIPS; TA IDEX PIMCO Total Return; TA IDEX Legg Mason Partners Investors Value; and TA IDEX Evergreen Health Care.

                               DISTRIBUTION PLANS

CLASS A, CLASS B, CLASS C, CLASS M AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I SHARES).

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C, Class M and Class R shares of the fund. This Plan is structured as a Compensation Plan. CLASS T SHARES OF TA IDEX TRANSAMERICA EQUITY ARE NOT SUBJECT TO DISTRIBUTION AND SERVICE FEES.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the funds under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares. Under the Plans for Class B shares (the "Class B Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares. Under the Plans for Class C shares (the "Class C Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares. Effective on the close of business on February 28, 2006, the following funds ceased accepting new investments (other than reinvestment of dividends and distributions) and ceased the payment by each class of shares of the funds of Rule 12b-1 fees at least until March 1, 2008: TA IDEX American Century Large Company Value; TA IDEX Clarion Global Real Estate Securities; TA IDEX Evergreen Health Care; TA IDEX Jennison Growth; TA IDEX MFS International Equity; TA IDEX Marsico Growth; TA IDEX PIMCO Real Return TIPS; TA IDEX PIMCO Total Return and TA IDEX Legg Mason Partners Investors Value.

Under the Plans for Class R shares (the "Class R Plans"), a fund may pay AFSG an annual distribution and service fee of up to 0.50% of the average daily net assets of the fund's Class R shares.

Under the Plans for Class M shares (TA IDEX Protected Principal Stock only) (the "Class M Plan"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.

AFSG may use the fees payable under the Class A, Class B, Class C, Class M and Class R Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C, Class R or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. In the case of funds or classes of shares that are closed to new investors or investments, AFSG also may use the fees payable under these Plans to make payments to brokers and other financial intermediaries for past sales and distribution efforts. For each class, these activities and expenses may include, but are not limited to:

     Compensation to employees of AFSG;

     Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

     In the case of a fund or a class of shares that is closed to new investors or investments, payment for services to and for maintenance of existing shareholder accounts and compensation of broker-dealers or other intermediaries for past sales and distribution efforts;

     The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

     The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B, Class C, Class M or Class R shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the fund shall be committed to the discretion of the Trustees who are not interested persons of the fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees of the fund that have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the fund's Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                                DISTRIBUTION FEES

CLASS A, CLASS B, CLASS C, CLASS M AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I SHARES, WHICH DO NOT INCUR DISTRIBUTION FEES).

Total distribution expenses incurred by AFSG for the costs of promotion and distribution with respect to Class A, B, C and M shares for the funds for the fiscal year ended October 31, 2006 were as follows:

                                    TA IDEX AMERICAN CENTURY
                                      LARGE COMPANY VALUE
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                          TA IDEX MFS
                                    INTERNATIONAL EQUITY(3)
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                        TA IDEX ASSET ALLOCATION -
                                          CONSERVATIVE PORTFOLIO
                                  -------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS R
                                  -------   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------    ------
TOTAL                              $_____    $_____    $_____    $_____
                                   ------    ------    ------    ------

                                        TA IDEX ASSET ALLOCATION -
                                             GROWTH PORTFOLIO
                                  -------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS R
                                  -------   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------    ------
TOTAL                              $_____    $_____    $_____    $_____
                                   ------    ------    ------    ------

                                        TA IDEX ASSET ALLOCATION -
                                          CONSERVATIVE PORTFOLIO
                                  -------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS R
                                  -------   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------    ------
TOTAL                              $_____    $_____    $_____    $_____
                                   ------    ------    ------    ------

                                        TA IDEX ASSET ALLOCATION -
                                            MODERATE PORTFOLIO
                                  -------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS R
                                  -------   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------    ------
TOTAL                              $_____    $_____    $_____    $_____
                                   ------    ------    ------    ------

                                        TA IDEX ASSET ALLOCATION -
                                        MODERATE GROWTH PORTFOLIO
                                  -------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS R
                                  -------   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------    ------
TOTAL                              $_____    $_____    $_____    $_____
                                   ------    ------    ------    ------

                                     TA IDEX CLARION GLOBAL
                                     REAL ESTATE SECURITIES
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                      TA IDEX TRANSAMERICA
                                      SMALL/MID CAP VALUE
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                  TA IDEX TRANSAMERICA BALANCED
                                  -----------------------------
                                   CLASS A   CLASS B   CLASS C
                                   -------   -------   -------
Compensation to dealers             $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                    ------    ------    ------
TOTAL                               $_____    $_____    $_____
                                    ------    ------    ------

                                  TA IDEX TRANSAMERICA FLEXIBLE
                                             INCOME
                                  -----------------------------
                                   CLASS A   CLASS B   CLASS C
                                   -------   -------   -------
Compensation to dealers             $_____    $_____   $36,774
Compensation to sales personnel                         20,214
Printing and Postage                                     2,158
Promotional Expenses                                     3,068
Travel                                                   2,954
Office and other expenses                               10,869
                                    ------    ------   -------
TOTAL                               $_____    $_____   $76,038
                                    ------    ------   -------

                                   TA IDEX LEGG MASON PARTNERS
                                           ALL CAP(2)
                                  -----------------------------
                                   CLASS A   CLASS B   CLASS C
                                   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                  TA IDEX PIMCO REAL RETURN TIPS
                                  ------------------------------
                                    CLASS A   CLASS B   CLASS C
                                    -------   -------   -------
Compensation to dealers              $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                     ------    ------    ------
TOTAL                                $_____    $_____    $_____
                                     ------    ------    ------

                                    TA IDEX JENNISON GROWTH
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                     TA IDEX MARSICO GROWTH
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____   $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                             $_____               $_____
                                   ------    ------    ------

                                   TA IDEX PIMCO TOTAL RETURN
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                  TA IDEX LEGG MASON PARTNERS
                                       INVESTORS VALUE(2)
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                    TA IDEX PROTECTED PRINCIPAL STOCK
                                  -------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS M
                                  -------   -------   -------   -------
Compensation to dealers            $_____    $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------    ------
TOTAL                              $_____    $_____    $_____    $_____
                                   ------    ------    ------    ------

                                     TA IDEX TRANSAMERICA
                                        HIGH-YIELD BOND
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                     TA IDEX TRANSAMERICA
                                    CONVERTIBLE SECURITIES
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers           $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                      TA IDEX TRANSAMERICA
                                            EQUITY*
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                  TA IDEX TRANSAMERICA GROWTH
                                         OPPORTUNITIES
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                   TA IDEX TRANSAMERICA MONEY
                                            MARKET
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                  TA IDEX TRANSAMERICA VALUE
                                           BALANCED
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                       TA IDEX EVERGREEN
                                    INTERNATIONAL SMALL CAP
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                      TA IDEX TRANSAMERICA
                                    SCIENCE & TECHNOLOGY(5)
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                            TA IDEX
                                   J.P. MORGAN MID CAP VALUE
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                        TA IDEX MARSICO
                                      INTERNATIONAL GROWTH
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                       TA IDEX BLACKROCK
                                       LARGE CAP VALUE(1)
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                            TA IDEX
                                     EVERGREEN HEALTH CARE
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                       TA IDEX TEMPLETON
                                     TRANSAMERICA GLOBAL(4)
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                      TA IDEX TRANSAMERICA
                                        SHORT-TERM BOND
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                  TA IDEX UBS LARGE CAP VALUE
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                       TA IDEX VAN KAMPEN
                                     EMERGING MARKETS DEBT
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____     $--
Compensation to sales personnel                --
Printing and Postage                           --
Promotional Expenses                           --
Travel                                         --
Office and other expenses                      --
                                   ------     ---      ------
TOTAL                              $_____     $--      $_____
                                   ------     ---      ------

                                       TA IDEX VAN KAMPEN
                                      SMALL COMPANY GROWTH
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                        TA IDEX BJURMAN,
                                  BARRY MICRO EMERGING GROWTH
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

                                      TA IDEX OPPENHEIMER
                                     SMALL- & MID-CAP VALUE
                                  ---------------------------
                                  CLASS A   CLASS B   CLASS C
                                  -------   -------   -------
Compensation to dealers            $_____    $_____    $_____
Compensation to sales personnel
Printing and Postage
Promotional Expenses
Travel
Office and other expenses
                                   ------    ------    ------
TOTAL                              $_____    $_____    $_____
                                   ------    ------    ------

Class T shares of TA IDEX Transamerica Equity are not subject to annual distribution and service fees.

(1) TA IDEX BlackRock Global Allocation and TA IDEX BlackRock Large Cap Value were previously operated as TA IDEX Mercury Global Allocation and TA IDEX Mercury Large Cap Value, respectively. The funds changed their names on October 27, 2006.

(2) TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value were previously operated as TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value, respectively. The funds changed their names on October 27, 2006.

(3) TA IDEX MFS International Equity was previously operated as TA IDEX American Century International. The fund changed its name on July 3, 2006.

(4) TA IDEX Templeton Transamerica Global was previously operated as TA IDEX Templeton Great Companies Global. The fund changed its name on October 27, 2006.

(5) TA IDEX Transamerica Science & Technology was previously operated as TA IDEX Great Companies - Technology(SM). The fund changed its name on October 27, 2006.

                          NET ASSET VALUE DETERMINATION

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price is Determined

The NAV of all funds is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV as determined at the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Orders for shares of TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio and TA IDEX Multi-Manager International (the "Asset Allocation funds") and corresponding orders for the Transamerica IDEX underlying funds in which they invest are priced on the same day when orders for shares on the TA IDEX Asset Allocation funds are received. Thus, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the Asset Allocation funds by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding shares of the Transamerica IDEX underlying funds on the same day, so that both orders generally will receive a day's NAV.

How NAV is Determined

The NAV of each fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over the counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in


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good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS M AND CLASS R SHARES.

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. The quarterly ex-dividend date for TA IDEX Asset Allocation - Conservative Portfolio will be 3 business days following the ex-dividend date of the underlying Transamerica IDEX funds in which it invests. The December annual ex-dividend date for all other Asset Allocation funds will be 3 business days following the ex-dividend date of the underlying Transamerica IDEX funds in which they invest. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B and Class C shares (also Class M and Class R shares) of a fund are anticipated to be lower than the per share income dividends on Class A shares of that fund (and Class T shares of TA IDEX Transamerica Equity and Class I), as a result of higher distribution and service fees applicable to the Class B, Class C, Class M and Class R shares.

                              SHAREHOLDER ACCOUNTS

CLASS A, CLASS B, CLASS C, CLASS M AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I SHARES).

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in each fund's prospectus.

                               PURCHASE OF SHARES

THE FOLLOWING FUNDS ARE CLOSED TO NEW INVESTMENTS:

TA IDEX American Century Large Company Value, TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Jennison Growth, TA IDEX MFS International Equity, TA IDEX Marsico Growth, TA IDEX PIMCO Real Return TIPS, TA IDEX PIMCO Total Return and TA IDEX Legg Mason Partners Investors Value.

CLASS A, CLASS B, CLASS C, CLASS I, CLASS T AND CLASS M SHARES.

As stated in the prospectus, the funds currently offer investors a choice of four classes of shares: Class A, Class B, Class C and Class I shares. As stated in the prospectus, Class I shares of the Transamerica IDEX funds in this SAI are currently offered for investment only to the Asset Allocation funds; and ATST Asset Allocation -- Conservative Portfolio, ATST Asset Allocation -- Growth Portfolio, ATST Asset Allocation -- Moderate Growth Portfolio, ATST Asset Allocation -- Moderate Portfolio and ATST International Moderate Growth Fund, each a series of ATST. Class I shares may be offered to other persons at any time in the future.

TA IDEX Transamerica Equity also includes Class T shares and TA IDEX Protected Principal Stock also includes Class M shares, which are not available for new investors. (All shares previously designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, previously existing Class M shares were converted into Class C shares, except for TA IDEX Protected Principal Stock.


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Class A, Class B or Class C shares of a fund can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the NYSE next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A, Class M and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.

Shareholders whose investments are transferred from one class of shares of a Transamerica IDEX fund to another class of shares of the same Transamerica IDEX fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.

Information on sales charge reductions and/or waivers can also be found on the Transamerica IDEX website at www.transamericaidex.com.

CLASS R SHARES.

As stated in the prospectus, Class R shares of the Transamerica IDEX funds in this SAI are currently offered for investment only by the following funds: TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio and TA IDEX Asset Allocation - Moderate Portfolio, each a series of TA IDEX.

                                RETIREMENT PLANS

CLASS A, CLASS B, CLASS C, CLASS R AND CLASS M SHARES ONLY (NOT APPLICABLE TO CLASS I SHARES).

Transamerica IDEX offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. State Street Bank & Trust, Kansas City, Missouri ("State Street"), acts as the custodian or trustee under these plans for which it charges an annual fee of $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your combined retirement plan and ESA account(s)' balance per taxpayer identification number is more than $50,000, there is no fee. To receive additional information or forms on these plans, please call your Financial Advisor or Transamerica IDEX Customer Service at 1-888-233-4339 or write to Transamerica Fund Services at P.O. Box 219945, Kansas City, Missouri 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax adviser with respect to the requirements of such plans and the tax aspects thereof.

                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B shares, Class C shares and Class M shares and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. Class I Shares are not subject to the contingent deferred sales charge. Except for Class I and Class R Shares, and as further explained in the prospectus, a short-term trading redemption fee of 2% of the amount redeemed may be assessed on any fund shares in a fund account that are sold (by redemption, whether voluntary or involuntary) within five (5) NYSE trading days following their purchase date. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica IDEX has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind,


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the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge ("CDSC") is waived on redemptions of Class B, Class C and Class M shares (and Class A, C and T, when applicable) in the circumstances described below. (Please note that, effective November 1, 2005, CDSCs were not charged on redemptions of Class A, Class B or Class C shares of the following funds, which are now closed to new investors and investments: TA IDEX American Century Large Company Value; TA IDEX Clarion Global Real Estate Securities; TA IDEX Evergreen Health Care; TA IDEX Jennison Growth; TA IDEX MFS International Equity; TA IDEX Marsico Growth; TA IDEX PIMCO Real Return TIPS; TA IDEX PIMCO Total Return and TA IDEX Legg Mason Partners Investors Value.)

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made, with respect to the fund, is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

CDSC is also waived for accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

(e) Investors Who Previously Held Class C2 Shares

As described in the prospectus, upon the close of business on June 15, 2004, Class C2 shares were converted into Class C shares. With regard to the Class C2 shares that converted into Class C shares (or on future investments in Class C shares made through such accounts), accountholders will not pay any CDSC otherwise payable on Class C shares. Upon the close of business on September 24, 2004, Class M shares were converted into Class C shares; for accountholders who also own Class C shares which converted from Class C2 shares, their Class C shares that convert


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

from Class M shares will not be subject to a CDSC and will be subject to the same 12b-1 commission structure applicable to their former Class C2 shares.

(f) Purchases through Merrill Lynch, Pierce, Fenner & Smith Incorporated

Investors who purchase Class C shares of the funds through Merrill Lynch, Pierce, Fenner & Smith Incorporated on or after June 21, 2004 will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the funds. In connection with such purchases, AFSG will pay Merrill Lynch, Pierce, Fenner & Smith Incorporated compensation equal to 1.00% of the aggregate offering price for the Class C shares of the funds so purchased. The CDSC waiver may be terminated at any time, in which case only investors who formerly held Class C2 shares of the funds as of the conversion of Class C2 shares into Class C will be authorized to make additional investments in Class C shares of the funds without being subject to any CDSC otherwise payable with respect to redemptions of Class C shares through their existing accounts with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

                                      TAXES

In order to qualify as a regulated investment company ("RIC") each fund must meet certain requirements regarding the source of its income, the diversification if its assets and the distribution of its income.

Each fund has qualified, and expects to continue to qualify, for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trade or business or of one or more qualified publicly traded partnerships. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RIC's investment income (except for qualifying dividends as discussed below), net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Tax laws generally provide for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

     - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

     - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

     - A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.


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     -    Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Asset Allocation funds - A fund that is an Asset Allocation fund will not be able to offset gains distributed by one underlying fund in which it invests against losses in another underlying fund in which it invests. Redemptions of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could also cause additional distributable gains to shareholders of an Asset Allocation fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of an Asset Allocation fund. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund-of-funds structure by the Asset Allocation funds could therefore affect the amount, timing and character of distributions to shareholders. The Asset Allocation funds will also not be able to pass through from the underlying funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).

Upon the sale or other disposition of fund shares, or upon receipt of a distribution in complete liquidation of a fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61-day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61-day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less, will be treated as a long-term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. tax conventions preclude the imposition of such taxes.

Passive Foreign Investment Companies - Each fund may invest in the stock of passive foreign investment companies"("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."

In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's ability to make an election with respect to PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements -- Certain options, futures contracts, and forward contracts in which a fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.


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Generally, the hedging transactions undertaken by a fund may result in
"straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a fund as a regulated investment company might be affected.

The requirements applicable to a fund's qualification as a regulated investment company may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

Market Discount -- If a fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the fund in each taxable year in which the fund owns an interest in such debt security and receives a principal payment on it. In particular, the fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount -- Certain debt securities acquired by the funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales -- These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund's holding period and the application of various loss deferral provisions of the Code.


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Foreign Taxation -- Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and distributions paid to the fund's shareholders. So long as a fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of such fund's assets at the close of the taxable year consists of securities of foreign corporations, the fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

Foreign Currency Transactions -- Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Some of the Transamerica IDEX funds elect to treat this foreign currency income as capital gain or capital loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Backup withholding - A fund may be required to withhold U.S. federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a.   fail to provide the fund with their correct taxpayer identification number,

b.   fail to make required certifications or,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

TAXATION OF NON-U.S. SHAREHOLDERS. Dividends from investment company taxable income attributable to a fund's taxable year beginning before January 1, 2005 or after December 31, 2007 and paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") may be subject to a 30% withholding tax unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Dividends from investment company taxable income attributable to a fund's taxable year beginning after December 31, 2004 or before January 1, 2008 that are attributable to short-term capital gains or "qualified interest income" may not be subject to withholding tax, provided that such fund elects to follow certain procedures. A fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the shareholder's conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal laws. Qualification as a RIC does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

                             PRINCIPAL SHAREHOLDERS

As of February 1, 2007, the Trustees and officers as a group owned less than 1% of any class of each fund's outstanding shares. To the knowledge of the management, as of that date, no shareholders owned beneficially or 5% or more of the outstanding shares of a class of a fund, except as follows:

                                 [TO BE UPDATED]


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

                              % OF SHARES OF
                                BENEFICIAL
NAME/ADDRESS   FUND   CLASS      INTEREST
------------   ----   -----   --------------


                                  MISCELLANEOUS

ORGANIZATION

Each fund is a series of Transamerica IDEX, a Delaware statutory trust that currently is governed by an Agreement and Declaration of Trust ("Declaration of Trust") dated February 25, 2005.

On September 20, 1996 in a tax-free reorganization, TA IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999. Effective March 1, 2004, IDEX Mutual Funds changed its name to Transamerica IDEX Mutual Funds.

Transamerica IDEX held a special meeting of shareholders on February 25, 2005 for the purposes of approving, among other things, reorganizing TA IDEX from a Massachusetts business trust to a Delaware statutory trust. The shareholders of Transamerica IDEX approved this reorganization, and the funds that were formed as part of the Delaware statutory trust which are identical to the current funds assumed the assets and liabilities of the current funds; and the Delaware statutory trust assumed the registration statement of the Massachusetts business trust.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica IDEX to issue an unlimited number of shares of beneficial interest. Shares of Transamerica IDEX are fully paid and nonassessable when issued. Shares of Transamerica IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica IDEX are fully transferable but Transamerica IDEX is not bound to recognize any transfer until it is recorded on the books.


The shares of beneficial interest of each fund are divided into several classes:
Class A, Class B, Class C, Class I, Class M (TA IDEX Protected Principal Stock only), Class R (Asset Allocation funds only) and Class T (TA IDEX Transamerica Equity only). Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares (except TA IDEX Transamerica Money Market) are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed within 24 months after purchase unless purchased through a qualified retirement plan; Class B shares are subject to a CDSC, or back- end load, at a declining rate; Class C shares are not subject to an initial sales charge and are subject to a 1% CDSC if redeemed during the first 12 months after purchase; Class M shares are subject to an initial sales charge and a 1% CDSC if redeemed during the first 18 months after purchase; Class B, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Class T shares of TA IDEX Transamerica Equity are subject to an initial sales charge and are subject to a CDSC if redeemed within 24 months after purchase. Class T shares have no annual distribution and service fees. Class T shares are NOT available to new investors; only existing Class T shareholders may purchase additional Class T shares. (All shares designated as Class C shares prior to March 1, 2004 were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004 were renamed as Class C shares with different fees and expenses than the previous Class L shares. All shares previously designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, Class M shares were converted into Class C shares, except in TA IDEX Protected Principal Stock). Transamerica IDEX does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of Transamerica IDEX or his earlier death, resignation, bankruptcy or removal. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Transamerica IDEX will hold a shareholder meeting to elect the Board of Trustees at least once every five years. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize Transamerica IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Transamerica IDEX bylaws, or at the request of the Trustees.


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

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

[____], located at [_____], serves as independent registered certified public accounting firm for Transamerica IDEX.

CODES OF ETHICS

Transamerica IDEX, TFAI, each sub-adviser and AFSG each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica IDEX, TFAI, a sub-adviser and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica IDEX Proxy Voting Policies and Procedures below, Transamerica IDEX uses the proxy voting policies and procedures of the sub-advisers to determine how to vote proxies relating to securities held by the Transamerica IDEX funds. The proxy voting policies and procedures of TFAI and each sub-adviser are attached or summarized in Appendix A.

Transamerica IDEX files a new SEC Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The latest filing of Form N-PX was made on August 30, 2006, for the 12 month-period ended June 30, 2006. The form is available without charge: (1) from Transamerica IDEX, upon request by calling 1-888-233-4339; and
(2) on the SEC's website at www.sec.gov.

TRANSAMERICA IDEX PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JUNE 10, 2003.

I. STATEMENT OF PRINCIPLE

Transamerica IDEX seeks to assure that proxies received by the funds are voted in the best interests of the funds' stockholders and have accordingly adopted these procedures.

II. DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each fund delegates the authority to vote proxies related to portfolio securities to Transamerica Fund Advisors, Inc. (the "Adviser"), as investment adviser to Transamerica IDEX, which in turn delegates proxy voting authority for most portfolios of Transamerica IDEX to the sub-adviser retained to provide day-to-day portfolio management for that fund. The Board of Trustees of Transamerica IDEX adopts the proxy voting policies and procedures of the Adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of Transamerica IDEX.

III. PROXY COMMITTEE

The Board of Trustees of Transamerica IDEX has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the fund's consent to vote in matters where the Adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the Adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV. ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Trustees of Transamerica IDEX or the Proxy Committee of Transamerica IDEX will review on an annual basis the proxy voting policies of the Adviser and sub-advisers applicable to Transamerica IDEX.

                             PERFORMANCE INFORMATION

Average Annual Total Return Quotation

Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years.


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

These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                               P(1 + T)(n) = ERV

Where:

     P     = a hypothetical initial payment of $1,000,
     T     = the average annual total return,
     n     = the number of years, and
     ERV   = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (After Taxes on Distributions) Quotation

Each fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:

     P     = a hypothetical initial payment of $1,000,
     T     = the average annual total return (after taxes on distributions),
     n     =  the number of years, and
     ATV(D)= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

Each fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                             P(1 + T)(n) = ATV(DR)

Where:

     P      = a hypothetical initial payment of $1,000,
     T      = the average annual total return (after taxes on distributions and redemptions),
     n      = the number of years, and
     ATV(DR)= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

The current yield for a particular class of shares of each of TA IDEX Transamerica Flexible Income, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica High-Yield Bond, TA IDEX Transamerica Balanced or TA IDEX Transamerica Value Balanced is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.

TA IDEX TRANSAMERICA MONEY MARKET PERFORMANCE

From time to time, Transamerica IDEX may advertise performance for TA IDEX Transamerica Money Market, including "yield." This figure is based upon historical earnings and is not representative of the future performance of the fund. The yield of the fund refers to the net investment income generated by a hypothetical investment in the fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment.

The fund's seven-day yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the yield quotation is based on a seven-day period and is computed for the fund as follows: The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations.

The fund's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is: (seven-day base period return +1) 365/7-1. The fund may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1) 365/30-1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage on the increased dollar value of the hypothetical investment over the period.

                              FINANCIAL STATEMENTS

Audited financial statements for the funds for the fiscal year ended October 31, 2006 are incorporated herein by reference from the Transamerica IDEX Annual Report dated October 31, 2006.


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

                                   APPENDIX A

TRANSAMERICA FUND ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("TFAI PROXY POLICY")

I.   Purpose

II. The TFAI Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and TFAI's fiduciary and other duties to its clients. The purpose of the TFAI Proxy Policy is to ensure that where TFAI exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TFAI clients exercise voting authority with respect to TFAI client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TFAI client.

III. TFAI's Advisory Activities

IV. TFAI acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc. and AEGON/ Transamerica Series Trust (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, TFAI has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TFAI and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors of the client Fund (the "Board"). TFAI serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

V.   Summary of the TFAI Proxy Policy

VI. TFAI delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TFAI will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TFAI is called upon to exercise voting authority with respect to client securities, TFAI generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if TFAI believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TFAI will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

VII. Delegation of Proxy Voting Authority to Sub-Advisers

VIII. TFAI delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

IX.  Administration, Review and Submission to Board of Sub-Adviser Proxy
     Policies

     A.   Appointment of Proxy Administrator

X. TFAI will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

     A.   Initial Review

          1.   The Proxy Administrator will collect from each Sub-Adviser:

               a)   its Sub-Adviser Proxy Policy;

               b) a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

               c) a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

          2. The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TFAI making a recommendation to the Board. In conducting its review, TFAI recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

               a) whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

               b) whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

               c) whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

          3. The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

          4. TFAI will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy


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

               Administrator's review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

          5. TFAI will follow the same procedure in connection with the engagement of any new Sub-Adviser.

     B.   Subsequent Review

XI. TFAI will request that each Sub-Adviser provide TFAI with prompt notice of any material change in its Sub-Adviser Proxy Policy. TFAI will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TFAI will request that each Sub-Adviser provide TFAI with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TFAI and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

     A.   Record of Proxy Votes Exercised by Sub-Adviser

XII. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

XIII. TFAI Exercise of Proxy Voting Authority

     A.   Use of Independent Third Party

XIV. If TFAI is called upon to exercise voting authority on behalf of a Fund client, TFAI will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that TFAI agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

     A.   Conflict with View of Independent Third Party

XV. If, in its review of the Independent Third Party recommendation, TFAI believes that the recommendation is not in the best interests of the Fund client, TFAI will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TFAI or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TFAI's proposed vote.

     A.   Asset Allocation Portfolios

XVI. For any asset allocation portfolio managed by TFAI and operated, in whole or in part, as a "fund of funds", TFAI will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TFAI will seek Board (or Committee) consent with respect to TFAI's proposed vote in accordance with the provisions of
     Section VI.B.

XVII. Conflicts of Interest Between TFAI or Its Affiliates and the Funds

XVIII. The TFAI Proxy Voting Policy addresses material conflicts that may arise between TFAI or its affiliates and the Funds by, in every case where TFAI exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.


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

XIX. Recordkeeping

     A.   Records Generally Maintained

XX. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TFAI to maintain the following records:

          1.   the TFAI Proxy Voting Policy; and

          2. records of Fund client requests for TFAI proxy voting information.

     B.   Records for TFAI Exercise of Proxy Voting Authority

XXI. In accordance with Rule 204-2(c)(2) under the Advisers Act, if TFAI exercises proxy voting authority pursuant to Section VI above, TFAI, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

          1. proxy statements received regarding matters it has voted on behalf of Fund clients;

          2.   records of votes cast by TFAI; and

          3. copies of any documents created by TFAI that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

XXII. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

     A.   Records Pertaining to Sub-Adviser Proxy Policies

XXIII. The Proxy Administrator will cause TFAI and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

          1.   each Sub-Adviser Proxy Policy; and

          2.   the materials delineated in Article V above.

XXIV. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

     A.   Time Periods for Record Retention

XXV. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TFAI.

XXVI. Provision of TFAI Proxy Policy to Fund Clients

XXVII. The Proxy Administrator will provide each Fund's Board (or a Board
     Committee) a copy of the TFAI Proxy Policy at least once each calendar year.

AEGON USA INVESTMENT MANAGEMENT, LLC

Not Applicable

ALLIANCE CAPITAL MANAGEMENT L.P.

STATEMENT OF POLICIES AND PROCEDURES FOR PROXY VOTING


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1. INTRODUCTION

As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to ote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's growth and value investment groups investing on behalf of clients in both US and non-US securities.

2. PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

AllianceBernstein's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

2.3. Appointment of Auditors AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company's auditors.

2.4. Changes in Legal and Capital Structure


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Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately


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accounted for.

2.9. Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3. PROXY VOTING PROCEDURES

3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2. Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and
(iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests. Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

3.3. Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian


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banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares. In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5. Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

PROXY VOTING GUIDELINES. The Manager is responsible for exercising the voting rights associated with the securities purchased and/or held by the TA IDEX American Century Large Company Value fund. In exercising its voting obligations, the Manager is guided by general fiduciary principles. It must act prudently, solely in the interest of the fund, and for the exclusive purpose of providing benefits to it. The Manager attempts to consider all factors of its vote that could affect the value of the investment. The funds' board of trustees has approved the Manager's Proxy Voting Guidelines to govern the Manager's proxy voting activities.

The Manager and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the Manager's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

-    Election of Directors

-    Ratification of Selection of Auditors

-    Equity-Based Compensation Plans

-    Anti-Takeover Proposals

     -    Cumulative Voting

     -    Staggered Boards

     -    "Blank Check" Preferred Stock

     -    Elimination of Preemptive Rights

     -    Non-targeted Share Repurchase

     -    Increase in Authorized Common Stock

     -    "Supermajority" Voting Provisions or Super Voting Share Classes

     -    "Fair Price" Amendments

     -    Limiting the Right to Call Special Shareholder Meetings

     -    Poison Pills or Shareholder Rights Plans

     -    Golden Parachutes


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     -    Reincorporation

     -    Confidential Voting

     -    Opting In or Out of State Takeover Laws

-    Shareholder Proposals Involving Social, Moral or Ethical Matters

-    Anti-Greenmail Proposals

-    Changes to Indemnification Provisions

-    Non-Stock Incentive Plans

-    Director Tenure

-    Directors' Stock Options Plans

-    Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Manager may have a potential conflict of interest. Companies with which the Manager has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the Manager's current Proxy Voting Guidelines are available on the funds' website at www.americancentury.com.

BJURMAN, BARRY & ASSOCIATES

PROXY VOTING POLICY
RELEASE NO. IA-2106
www.sec.gov/rules/final/ia-2106.htm

     Rule 206(4)-6 Advisers must adopt and implement written policies & procedures which are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, describe its policies & procedures to clients, and disclose to clients how they may obtain information on how the Adviser voted their proxies.

     Bjurman, Barry & Associates (BB & A) seeks to avoid material conflicts of interests by using an independent third party service provider, Institutional Shareholder Services Inc. ("ISS"), to vote proxies in accordance with detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts. The voting process involves an assessment performed by ISS in accordance with the Voting Guidelines. The Adviser reviews all proxies and the recommendations of ISS in formulating its vote, but the ultimate voting decision belongs to the Adviser. In the event that the Adviser votes against ISS recommendations, documentation must be prepared to describe the basis for the decision and to substantiate that the Adviser's clients' interests were not subrogated to its own.

PROCEDURES

     BB & A will maintain all documentation in accordance to record keeping requirements. Documentation shall include copies of the Voting Guidelines, records of votes cast on behalf of clients and supporting documentation relating to voting decision(s).

     Each week, the Adviser will process respective proxies by downloading meeting notices for ISS Proxymaster. Senior Management then reviews ISS recommendations and in the event BB & A agrees with ISS recommendations and/or with Company Management, which concurs with ISS recommendations, no further action is necessary. In the event BB & A does not vote in accordance with ISS recommendations, a "Voting Authority" form must be prepared which provides client account numbers and a description of the decision for voting against ISS recommendations.


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     Client custodians for which BB & A have discretion to vote are notified at the time of account inception to provide ALL proxies and related information to:

          ISS Inc.
          Attn: IVS Agent (Institutional Voting Services)
          2099 Gaither Road, Suite 501
          Rockville, MD 20850
          301-556-0347

     Any proxies received directly by BB & A will be forwarded to the above address. If time sensitive, proxies may be faxed or sent via overnight delivery.

     BB & A will attempt to forward an updated "Holdings" list to ISS on a daily basis but no less frequently than approximately every 30 days.

     Each quarter BB & A receives a report by client which details the following information:

     a)   Name of issuer

     b)   Cusip Number

     c)   Meeting date, brief description of Agenda

     d)   The Vote cast

     e)   Whether the vote was "For" or "Against" management

INVESTMENT COMPANY REQUIREMENTS

www.sec.gov/rules/final/33-8188.htm

     Whereas BB & A serves as an Adviser to a public investment company, we will disclose in any applicable registration statement & SAI, the policies & procedures for proxy voting. Any requests for information will be fulfilled within (3 business days) and provide the voting information for the preceding 12 month period, beginning 7-1-XX through 6-30-XX.

     In addition, Annual & Semi-Annual shareholder reports will include the following:

     1) Information on how to obtain voting information "free of charge" with a toll free #

     2) the website information (if applicable), and on the commissions' website www.sec.gov.

     BB & A will file Form N-PX with the Securities and Exchange Commission, no later than August 31st of each calendar year. This will contain the complete proxy voting record for the preceding 12 month period ended June, 30th respectively. Form N-PX must be signed by a principal(s) of the investment company and the filing must contain:

          a)   Name of issuer, ticker symbol

          b)   Cusip (if can be practically acquired)

          c)   Meeting date, brief description of agenda

          d)   Whether the topic(s) were proposed by issuer or security holder

          e) Whether a vote was cast, and the outcome of the vote was "For" or "Against" management

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

                       PROXY VOTING POLICY AND PROCEDURES
                       ISS PROXY VOTING GUIDELINES SUMMARY

STATEMENT OF PRINCIPLES

          Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.


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PROXY VOTING RECORDS

A copy of the proxy voting records indicating how the Evergreen funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2005 may be obtained, without charge, by visiting our website at EvergreenInvestments.com or the SEC's website at http://www.sec.gov.

CORPORATE GOVERNANCE COMMITTEE

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

CONFLICTS OF INTEREST

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

SHARE BLOCKING

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

PROXY VOTING GUIDELINE SUMMARY

I. THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

- Attend less than 75 percent of the board and committee meetings without a valid excuse

-    Implement or renew a dead-hand or modified dead-hand poison pill

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding

- Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years


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-    Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

- Are inside directors and sit on the audit, compensation, or nominating committees

- Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to WITHHOLD votes.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals asking that a majority of directors be independent should be evaluated on a CASE-BY-CASE basis. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Vote against shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

CHARITABLE CONTRIBUTIONS

Vote AGAINST proposals regarding charitable contributions.

II. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the target company relative to its industry;


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management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting FOR reimbursing proxy solicitation expenses.

III. AUDITORS

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent registered public accounting firm has rendered an opinion which is neither accurate nor indicative of the company's financial position.

IV. PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.


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SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote FOR proposals that seek to fix the size of the board.

Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

V. TENDER OFFER DEFENSES

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Vote AGAINST dual-class exchange offers.

Vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.


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Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Vote FOR shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI. MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

VII. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS


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Vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a CASE-BY-CASE basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

-    adverse governance changes


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-    excessive increases in authorized capital stock

-    unfair method of distribution

-    diminution of voting rights

-    adverse conversion features

-    negative impact on stock option plans

-    other alternatives such as spinoff

VIII. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.


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AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

IX. STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

X. MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs.


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premium); prospects of the combined companies; how the deal was negotiated; and
changes in corporate governance and their impact on shareholder rights.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Vote FOR changing the corporate name.

XI. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

- attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

- ignore a shareholder proposal that is approved by a majority of shares outstanding

- ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

-    are interested directors and sit on the audit or nominating committee

- are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


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CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote this proposal on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.


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CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

SHAREHOLDER PROPOSALS

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Vote against the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting FOR reimbursing proxy solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR


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Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

XII. SOCIAL AND ENVIRONMENTAL ISSUES

ENERGY AND ENVIRONMENT

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote FOR disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns.

SOUTH AFRICA

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote FOR disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

NORTHERN IRELAND

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote FOR disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

MILITARY BUSINESS

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote FOR disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

MAQUILADORA STANDARDS AND INTERNATIONAL OPERATIONS POLICIES

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote FOR disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

WORLD DEBT CRISIS

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote FOR disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

EQUAL EMPLOYMENT OPPORTUNITY AND DISCRIMINATION


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In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote FOR disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

ANIMAL RIGHTS

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

PRODUCT INTEGRITY AND MARKETING

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote FOR disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

HUMAN RESOURCES ISSUES

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote FOR disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

PROXY VOTING PROCEDURES

Federated Equity Management Company of Pennsylvania, ("Federated") has adopted the following procedures to implement its Proxy Voting Policies and Practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to Federated authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved Federated's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES

Federated's general policy is to cast proxy votes in favor of proposals that Federated anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that Federated believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether Federated supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally Federated will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). Federated will generally vote
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the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally Federated will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally Federated will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, Federated will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. Federated will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. Federated will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, Federated may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if Federated decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though Federated typically votes against such measures in other contexts.

Federated generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. Federated believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, Federated will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), Federated will not vote proxies for such shares.

PROXY VOTING PROCEDURES

Federated has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to Federated by the Board in accordance with the proxy voting policies. Federated has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. Federated's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST

Federated has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of Federated or Distributor. This may occur where a significant business relationship exists between Federated (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."


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Federated has implemented the following procedures in order to avoid concerns that the conflicting interests of Federated have influenced proxy votes. Any employee of Federated who is contacted by an Interested Company regarding proxies to be voted by Federated must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how Federated will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of Federated with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, Federated voted as it did.

If the Fund holds shares of another investment company for which Federated (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of Federated at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

GATEWAY INVESTMENT ADVISERS, L.P.

PROXY VOTING POLICY

OVERVIEW

     This proxy voting policy and related procedures apply to clients who desire Gateway Investment Advisers, L.P. ("Gateway") to vote proxies on their behalf, including registered investment companies advised (or sub-advised) by Gateway. Questions regarding this policy should be directed to Gateway's CCO.

INTRODUCTION

     Gateway recognizes that voting rights are financial assets of its clients and that they must be managed accordingly; with voting decisions being made in the best interests of its clients who wish Gateway to exercise such authority and of shareholders of the registered investment companies for which it acts as adviser or sub-adviser (hereinafter referred collectively as "Clients"). Gateway, in accordance with general fiduciary principles, is responsible for voting proxies on behalf of its Clients. Gateway, in turn, has formally adopted the Institutional Shareholder Services ("ISS") proxy voting guidelines to determine how each issue on proxy ballots is to be voted and appointed ISS as its proxy agent to recommend how to vote each proxy as well as administer the voting of proxies on behalf of Gateway.

ROLE OF PROXY VOTING AGENT

     Gateway has engaged ISS, an independent proxy voting service, to assist in the voting of proxies. ISS is responsible for coordinating with each Client's custodian, to ensure that all proxy ballots relating to a Client's portfolio securities are processed in a timely manner. ISS, with its vast research capabilities, has developed its US Proxy Voting Manual, which provides guidelines for proxy voting that are designed to serve the best interests of investors. These guidelines outline the rationale for determining how particular issues


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     should be voted. Gateway has adopted these ISS Guidelines and has instructed ISS to vote in accordance with them unless the following conditions apply:

     1. Gateway's portfolio management team has decided to override the ISS vote recommendation for a Client based on its own determination that the Client would best be served with a vote contrary to the ISS recommendation based on the Adviser's analysis of ISS's vote recommendation. Such decision(s) will be documented by Gateway and communicated to ISS. Gateway's CIO will determine, on an annual basis, as to which classification level an ISS vote recommendation should be analyzed by Gateway;

     2. ISS does not give a vote recommendation, in which case Gateway will independently determine how a particular issue should be voted. In these instances, Gateway, through its portfolio management team, will document the reason(s) used in determining a vote and communicate Gateway's voting instruction to ISS. Gateway will generally seek to vote in accordance with ISS's guidelines.

CONFLICTS OF INTEREST

     From time to time, Gateway or an employee or another affiliate of Gateway may have a conflict of interest with respect to a proxy vote. A conflict of interest may exist, for example, if Gateway has a business relationship (or potential business relationship) with either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. ONLY in those instances where an ISS voting recommendation is not being followed, any individual with knowledge of any actual or potential conflict of interest, such as a personal conflict of interest (e.g. familial relationship with company management) or of a business relationship (e.g. Gateway is the investment manager to a soliciting company), shall disclose that conflict to the Legal and Compliance Department. In such cases, the Legal and Compliance Department will determine how the proxies in question shall be voted and such determinations shall be recorded with ISS and reported to the Board of Directors of Gateway Investment Advisers, L.P.

RECORD RETENTION REQUIREMENTS

     In accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940, as amended, Gateway will maintain the following records for a period of not less than five years:

     1.   This Gateway proxy voting policy;

     2. Records of Clients' written requests for this policy and/or their voting record;

     3.   Gateway's written response to such written or oral requests; and

     4. A copy of any document created by Gateway that was material to making a decision in those instances where ISS does not make a vote recommendation or where Gateway's portfolio management team votes contrary to ISS's recommendation.

     ISS will make and retain, on Gateway's behalf (as evidenced by an undertaking from ISS to provide a copy promptly upon request), the following documents:

     1.   A copy of a proxy statement*;

     2.   A record of each vote cast by Gateway on behalf of a Client; and

     3. A copy of any document that was material to making a decision how to vote proxies on behalf of a Client or that memorialized the basis of that decision.

*   Gateway may also rely on obtaining a copy from the EDGAR system


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16.6 HOW TO OBTAIN VOTING INFORMATION

     At any time, a Client may obtain this Proxy Voting Policy along with ISS's proxy voting guidelines and his or her voting record upon the Client's written or oral request to Gateway.

ING CLARION REAL ESTATE SECURITIES LP

PROXY VOTING POLICIES AND PROCEDURES (AS OF JULY 31, 2004)

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When ING Clarion Real Estate Securities ("Clarion") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

It will be the responsibility of the Compliance Officer to keep a record of each proxy received, forward the proxy to the appropriate analyst, and determine which accounts managed by Clarion hold the security to which the proxy relates. Additionally, the Compliance Officer will provide Clarion's proxy voting agent, Institutional Shareholder Services ("ISS"), with a list of accounts that hold the security, together with the number of votes each account controls, and will coordinate with ISS and the analyst to ensure the vote decision is processed in a timely fashion. The Compliance Officer will monitor ISS to assure that all proxies are being properly voted and appropriate records are being retained. ISS retains a copy of each proxy statement that IRRC receives on Clarion's behalf, and these statements will be available to Clarion upon request. Additionally, Clarion will rely on ISS to retain a copy of the votes cast, also available to Clarion upon request.

In the absence of specific voting guidelines from the client, Clarion will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Compliance Officer will identify any conflicts that exist between the interests of Clarion and its clients. This examination will include a review of the relationship of Clarion and its affiliates with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of Clarion, or an affiliate of Clarion, or has some other relationship with Clarion or a client of Clarion. If a material conflict exists, Clarion will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Clarion will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), will give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Clarion determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Clarion will give the ERISA client the opportunity to vote the proxies themselves.

The Compliance Officer will maintain files relating to Clarion's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Clarion. These files will include (1) copies of the proxy voting policies and procedures and any amendments thereto, (2) a copy of any document Clarion created that was material to making a decision how to vote proxies or that memorializes that decision, and (3) a copy of each written client request for information on how Clarion voted such client's proxies and a copy of any written response to any (written or oral) client request for information on how Clarion voted its proxies.

Clients may contact the Compliance Officer, Vincent P. McDevitt, via e-mail at Vincent.mcdevitt@ingclarion.com, or telephone (610) 995-8907, to obtain a copy of these policies and procedures or to request information on such client's proxies. A written response will list, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon, and (3) how Clarion voted the client's proxy.


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JENNISON ASSOCIATES, LLC

                           PROXY VOTING POLICY SUMMARY

Jennison Associates LLC ("Jennison") actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration may be given to the public and social value of each issue. For purposes of this policy, the "best interests of clients" shall mean, unless otherwise specified by the client, the clients' best economic interest over the long term - that is, the common interest that all clients' share in seeing the value of a common investment increase over time. Any proxy vote that may represent a potential material conflict is reviewed by Jennison Compliance and Compliance determines that a material conflict exists.

In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as "share blocking", where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to note vote these types of proxies when the cost far outweighs the benefit of voting, as in share blocking.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

J.P. MORGAN INVESTMENT MANAGEMENT, INC.

As an investment adviser, JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan and its affiliated advisers have adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues.

JPMorgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by JPMorgan. The procedures permit an


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independent voting service; currently Institutional Shareholder Services, Inc.
in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

A copy of the JPMFAM proxy voting procedures and guidelines are available upon request by contacting your client service representative.

MFS INVESTMENT MANAGEMENT

PROXY VOTING POLICIES AND PROCEDURES

SEPTEMBER 17, 2003, AS REVISED ON SEPTEMBER 20, 2004, MARCH 15, 2005 AND MARCH 1, 2006

     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS.

     A.   VOTING GUIDELINES

               1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

          MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

          MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from these guidelines.

          As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

          From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients and corporate issuers. These comments are carefully considered by MFS, when it reviews these guidelines each year and revises them as appropriate.


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          These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

     B.   ADMINISTRATIVE PROCEDURES

          1.   MFS PROXY REVIEW GROUP

          The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The MFS Proxy Voting Committee:

          a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

          b. Determines whether any potential material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these MFS Proxy Voting Policies and Procedures and (ii) votes on ballot items not clearly governed by these MFS Proxy Voting Policies and Procedures; and

          c. Considers special proxy issues as they may arise from time to time.

          2.   POTENTIAL CONFLICTS OF INTEREST

          The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any significant attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Voting Committee.

          In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, or (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, the MFS Proxy Voting Committee, or delegees, will follow these procedures:

          a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

          b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

          c. If the name of the issuer appears on the MFS Significant Client List, then at least one member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

          d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in


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               what MFS believes to be the best long-term economic interests of
               MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to the MFS' Conflicts Officer.

          The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

          3.   GATHERING PROXIES

          Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

               MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related services, such as vote processing and recordkeeping functions for MFS' Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees and the MFS Proxy Voting Committee.

          4.   ANALYZING PROXIES

               Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

               As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from portfolio managers or analysts.(1) However, the MFS

----------
(1) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group may determine to vote the proxy in what it believes to be the best long-term economic interests of MFS' clients.


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          Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

               As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

          5.   VOTING PROXIES

               In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

     C.   MONITORING SYSTEM

               It is the responsibility of the Proxy Administrator and MFS' Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

               When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.   RECORDS RETENTION

               MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

     E.   REPORTS

               At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.


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               Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

MARSICO CAPITAL MANAGEMENT LLC

STATEMENT OF POLICY

               1. It is the policy of Marsico Capital Management, LLC ("MCM") to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM's clients, as summarized here.

- MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

- In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

- MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

- In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

- MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's Proxy Voting policy and reports describing the voting of a client's proxies are available to the client on request.

- MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM's Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include,


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     without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

BLACKROCK INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

     These Proxy Voting Policies and Procedures ("Policy") for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) ("BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets.

     When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 ("ERISA").(4) When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.

----------
(1) The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2) In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3,
     2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.


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

     Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

     In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients.(6) The Committee is comprised of senior members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.(6) Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

I. Scope of Committee Responsibilities

     The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

     The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

     The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues - such as approval of mergers and other significant corporate transactions - require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.

     The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9) All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise


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

set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

     The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

     To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services ("ISS") in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II. Special Circumstances

     ROUTINE CONSENTS. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as "proxies" subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

     SECURITIES ON LOAN. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

     VOTING PROXIES FOR NON-US COMPANIES. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings,
(ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder


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

meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

     As a consequence, BlackRock votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients NOT to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

     SECURITIES SOLD AFTER RECORD DATE. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

     CONFLICTS OF INTEREST. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").(10) In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

     - The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and

     - if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client's best interest notwithstanding the conflict.

----------
(7) The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

(9) The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

(10) Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

III. Voting Guidelines

     The Committee has determined that it is appropriate and in the best interests of BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the

Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

     A.   BOARDS OF DIRECTORS

     These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

     The Committee's general policy is to vote:

  #    VOTE AND DESCRIPTION
----   --------------------
A.1    FOR nominees for director of United States companies in uncontested elections, except for nominees who

          [X] have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

          [X]  voted to implement or renew a "dead-hand" poison pill

          [X] ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

          [X] failed to act on takeover offers where the majority of the shareholders have tendered their shares

          [X] are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

          [X] on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

          [X]  sit on more than six boards of public companies

A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis

A.3 FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4 AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5    AGAINST proposals supporting cumulative voting

A.6    FOR proposals eliminating cumulative voting

A.7    FOR proposals supporting confidential voting

A.8    FOR proposals seeking election of supervisory board members

A.9 AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10   AGAINST shareholder proposals for term limits for directors

A.11 FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13 FOR proposals requiring a majority of independent directors on a Board of Directors

A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15 FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17   FOR proposals to elect account inspectors

A.18 FOR proposals to fix the membership of a Board of Directors at a specified size

A.19 FOR proposals permitting shareholder ability to nominate directors directly

A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21   FOR proposals permitting shareholder ability to remove directors directly

A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

     B.   AUDITORS

     These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

     The Committee's general policy is to vote:

B.1    FOR approval of independent auditors, except for

          - auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

          - auditors who have rendered an opinion to any company which in the Committee's opinion is either not consistent with best accounting practices or not indicative of the company's financial situation

          - on a case-by-case basis, auditors who in the Committee's opinion provide a significant amount of non-audit services to the company

B.2    FOR proposals seeking authorization to fix the remuneration of auditors

B.3    FOR approving internal statutory auditors

B.4 FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

     C.   COMPENSATION AND BENEFITS

     These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

     The Committee's general policy is to vote:

C.1    IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the
       ISS recommendation is based solely

       on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2    FOR proposals to eliminate retirement benefits for outside directors

C.3    AGAINST proposals to establish retirement benefits for outside directors

C.4 FOR proposals approving the remuneration of directors or of supervisory board members

C.5    AGAINST proposals to reprice stock options

C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8    AGAINST proposals seeking to pay outside directors only in stock

C.9 FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10 AGAINST proposals to ban all future stock or stock option grants to executives

C.11 AGAINST option plans or grants that apply to directors or employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy

C.12 FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

     D.   CAPITAL STRUCTURE

     These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

     The Committee's general policy is to vote:

D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital

D.2 FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3    FOR management proposals approving share repurchase programs

D.4    FOR management proposals to split a company's stock

D.5 FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6 FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

     E.   CORPORATE CHARTER AND BY-LAWS

     These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

     The Committee's general policy is to vote:

E.1    AGAINST proposals seeking to adopt a poison pill

E.2    FOR proposals seeking to redeem a poison pill

E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4    FOR management proposals to change the company's name

     F.   CORPORATE MEETINGS

     These are routine proposals relating to various requests regarding the formalities of corporate meetings.

     The Committee's general policy is to vote:

F.1 AGAINST proposals that seek authority to act on "any other business that may arise"

F.2    FOR proposals designating two shareholders to keep minutes of the meeting

F.3 FOR proposals concerning accepting or approving financial statements and statutory reports

F.4 FOR proposals approving the discharge of management and the supervisory board

F.5    FOR proposals approving the allocation of income and the dividend

F.6 FOR proposals seeking authorization to file required documents/other formalities

F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8    FOR proposals appointing inspectors of elections

F.9    FOR proposals electing a chair of the meeting

F.10   FOR proposals to permit "virtual" shareholder meetings over the Internet

F.11   AGAINST proposals to require rotating sites for shareholder meetings

     G.   INVESTMENT COMPANIES

     These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

     The Committee's general policy is to vote:

G.1 FOR nominees for director of mutual funds in uncontested elections, except for nominees who

          - have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

          - ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

          - are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

          - on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2    FOR the establishment of new series or classes of shares

G.3 AGAINST proposals to change a fund's investment objective to nonfundamental

G.4 FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5 AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6    FOR classified boards of closed-end investment companies

     H.   ENVIRONMENTAL AND SOCIAL ISSUES

     These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

     The Committee's general policy is to vote:

H.1 AGAINST proposals seeking to have companies adopt international codes of conduct

H.2 AGAINST proposals seeking to have companies provide non- required reports on:

          [X]  environmental liabilities;

          [X]  bank lending policies;

          [X]  corporate political contributions or activities;

          [X]  alcohol advertising and efforts to discourage drinking by minors;

          [X]  costs and risk of doing business in any individual country;

          [X]  involvement in nuclear defense systems

H.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4    AGAINST proposals seeking implementation of the CERES principles

Notice to Clients

     BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.

     BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

     These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

(11) Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

NEUBERGER BERMAN, LLC

NEUBERGER BERMAN MANAGEMENT INC.

PROXY VOTING POLICIES AND PROCEDURES

NON-SOCIALLY RESPONSIVE CLIENTS

I. INTRODUCTION AND GENERAL PRINCIPLES

A. Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.

B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

F. There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. RESPONSIBILITY AND OVERSIGHT

A. NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:

(1) developing, authorizing, implementing and updating NB's policies and procedures;

(2) overseeing the proxy voting process; and

(3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III. PROXY VOTING GUIDELINES

A. NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.

B. Except as set forth in Section III, Paragraph D below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV. PROXY VOTING PROCEDURES

A. NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B. At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

(1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

(2) vote and submit proxies in a timely manner;

(3) handle other administrative functions of proxy voting;

(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5) maintain records of votes cast; and

(6) provide recommendations with respect to proxy voting matters in general.

C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

D. Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V. CONFLICTS OF INTEREST

A. NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.

B. As ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends., NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

C. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.

The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee shall instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

D. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee shall instruct ISS to vote in such manner with respect to such client or clients. In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

E. Material conflicts cannot be resolved by simply abstaining from voting.

VI. RECORDKEEPING

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1) a copy of these policies and procedures, which shall be made available to clients, upon request;

(2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

(3) a record of each vote cast (which ISS maintains on NB's behalf);

(4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

(5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

(6) each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

VII. DISCLOSURE

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

OPPENHEIMERFUNDS, INC.

OppenheimerFunds, Inc. ("Oppenheimer"), has adopted Portfolio Proxy Voting Policies and Procedures under which Oppenheimer votes proxies relating to securities ("portfolio proxies") held by the fund. Oppenheimer's primary consideration in voting portfolio proxies is the financial interests of the fund and its shareholders. The fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the fund and the portfolio manager where a directly-controlled affiliate of the portfolio manager manages or administers the assets of a pension plan of a company soliciting the proxy. The fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

     - The fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.

     - In general, the fund opposes "anti-takeover" proposals and supports the elimination of anti-takeover proposals, absent unusual circumstances.

     - The fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

     -    The fund opposes proposals to classify the board of directors.

     -    The fund supports proposals to eliminate cumulative voting.

     -    The fund opposes re-pricing of stock options.

     - The fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The fund analyzes stock option plans, paying particular attention to their dilutive effect. While the fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES. Pacific Investment Management Company LLC ("PIMCO") has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client;
(iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO's written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client's proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client's proxy. In addition, a client may obtain copies of PIMCO's Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

CLEARBRIDGE ADVISORS(1)

Proxy Voting Policies and Procedures

The following is a brief overview of the Proxy Voting Policies and Procedures (the "Policies") that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.

ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services' (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge's goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge's business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge's compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

(1) ClearBridge Advisors comprises ClearBridge Advisors, LLC (formerly CAM North America, LLC), ClearBridge Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. ("Citigroup") sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, ClearBridge Advisors, LLC, ClearBridge Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the name of Smith Barney Fund Management LLC and its affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. Citi Marks include, but are not limited to, "Citigroup Asset Management," "Salomon Brothers Asset Management" and "CAM". All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, ClearBridge Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

TEMPLETON INVESTMENT COUNSEL, LLC

Templeton Investment Counsel, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. Adviser votes proxies solely in the interests of the client, Adviser-managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries (collectively "Advisory Clients"). As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients. In situations where Adviser perceives a material conflict of interest, Adviser may: disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Client for a decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and will provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Adviser has adopted general proxy voting guidelines that are reviewed periodically by various members of Adviser's organization, including portfolio management, legal counsel and Adviser's officers, and are subject to change. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. The guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, changes to capital structure, mergers and corporate restructuring, social and corporate policy issues, and global corporate governance.

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. In addition, Adviser may abstain from voting under certain circumstances or vote against items such as "Other Business" when Adviser is not given adequate information from the company.

The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. The Proxy Group is also responsible for maintaining appropriate proxy voting supporting documentation and records. Such records may include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All files will be retained for at least five years, the first two of which will be on-site. Advisory Clients may view Adviser's complete proxy voting policies and procedures on-line at www.franklintempleton.com, request copies of their proxy voting records and Adviser's complete proxy voting policies and procedures by calling the Proxy Group collect at 1-954-847-2268 or send a written request to:
Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Adviser are made available as required by law and is responsible for overseeing the filing of such policies and procedures with the SEC.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY

                                  INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC ("TIM") has full discretionary investment authority expect TIM to vote proxies in accordance with TIM's Proxy Voting Policy (the "Policy"). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.


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

                               STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the "Guidelines") regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

                                 PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the "Committee"), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee's responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

                         USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the "Independent Third Party") to provide guidance on proxy voting issues. The Independent Third Party selected by TIM is institutional Shareholder Services, Inc. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

                  CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety: a) Vote in accordance with the recommendation of the Independent Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

                    PROVISION OF TIM PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

The following is a concise summary of TIM's proxy voting policy guidelines.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.


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6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-Class Capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote AGAINST proposals by management seeking approval to reprice options.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

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UBS GLOBAL ASSET MANAGEMENT AMERICAS INC.

GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY

PHILOSOPHY

     Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the "company" or "companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.

A. General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, "UBS Global AM") will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

PRINCIPLE 1: INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:

          -    Board exercises judgment independently of management.

          -    Separate Chairman and Chief Executive.

          -    Board has access to senior management members.

          - Board is comprised of a significant number of independent outsiders.

          -    Outside directors meet independently.

          -    CEO performance standards are in place.

          -    CEO performance is reviewed annually by the full board.

          -    CEO succession plan is in place.

          -    Board involvement in ratifying major strategic initiatives.

          - Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2: QUALITY OF BOARD MEMBERSHIP

GUIDELINES:

          - Board determines necessary board member skills, knowledge and experience.

          - Board conducts the screening and selection process for new directors.

          -    Shareholders should have the ability to nominate directors.

          - Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

          - Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

          -    Board meets regularly (at least four times annually).

PRINCIPLE 3: APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:

          - Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

          - Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.

          -    Employment contracts should not entrench management.

          - Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4: REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:

          - Executive remuneration should be commensurate with responsibilities and performance.

          - Incentive schemes should align management with shareholder objectives.

          - Employment policies should encourage significant shareholding by management and board members.

          - Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

          - Long-term incentives should be linked to transparent long-term performance criteria.

          - Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE INDEPENDENT

GUIDELINES:

          -    Auditors are approved by shareholders at the annual meeting.

          - Audit, consulting and other fees to the auditor are explicitly disclosed.

          - The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

          - Periodic (every 5 years) tender of the audit firm or audit partner.

B. PROXY VOTING GUIDELINES - MACRO RATIONALES Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

     1.   GENERAL GUIDELINES

          a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

          b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

          c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

          d. In general, we oppose proposals, which in our view, act to entrench management.

          e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

          f. We will vote in favor of shareholder resolutions for confidential voting.

     2.   BOARD OF DIRECTORS AND AUDITORS

          a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

          b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

          c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

          d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

          e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

     3.   COMPENSATION

          a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

          b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

          c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

          d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

          e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.

          f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

     4.   GOVERNANCE PROVISIONS

          a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

          b. We believe that "poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

          c. Any substantial new share issuance should require prior shareholder approval.

          d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

          e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

          f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

          g. We will support proposals that enable shareholders to directly nominate directors.

     5.   CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING

          a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

          b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

     6.   MERGERS, TENDER OFFERS AND PROXY CONTESTS

          a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

     7.   SOCIAL, ENVIRONMENTAL, POLITICAL AND CULTURAL

          a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

          b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.

          c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

     8.   ADMINISTRATIVE AND OPERATIONS

          a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

          b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

     9.   MISCELLANEOUS

          a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.

          b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

          c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

          d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.

C.   PROXY VOTING DISCLOSURE GUIDELINES

     - UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.

     - UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.

     - Upon request or as required by law or regulation, UBS Global AM will disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.

     - Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)

     - Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal and Compliance representative.

     - Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.

     - Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

     - In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

     - We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

     - The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

     Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. PROXY VOTING CONFLICT GUIDELINES In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

     - Under no circumstances will general business, sales or marketing issues influence our proxy votes.

     - UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities ("Affiliates") have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately. [Note: Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

E.   SPECIAL DISCLOSURE GUIDELINES FOR REGISTERED INVESTMENT COMPANY CLIENTS

     1. REGISTRATION STATEMENT (OPEN-END AND CLOSED-END FUNDS) MANAGEMENT IS RESPONSIBLE FOR ENSURING THE FOLLOWING:

          - That these procedures, which are the procedures used by the investment adviser on the Funds' behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.

          - That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

          - That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and (ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

     2. SHAREHOLDER ANNUAL AND SEMI-ANNUAL REPORT (OPEN-END AND CLOSED-END FUNDS) Management is responsible for ensuring the following:

          - That each Fund's shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number;
               (ii) on the Fund's website, if applicable; and (iii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.

          - That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and (ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

     3. FORM N-CSR (CLOSED-END FUND ANNUAL REPORTS ONLY) Management is responsible for ensuring the following:

          - That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the SEC's preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.

          - That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

     4. FORM N-PX (OPEN-END AND CLOSED-END FUNDS) Management is responsible for ensuring the following:

          - That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.

          - Fund management is responsible for reporting to the Funds' Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds' Form N-PX.

     5. OVERSIGHT OF DISCLOSURE The Funds' Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds' Chief Compliance Officer shall recommend to each Fund's Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds' compliance with relevant federal securities laws.

                                   APPENDIX B

                                   APPENDIX B

                               PORTFOLIO MANAGERS

TA IDEX ALLIANCE BERNSTEIN INTERNATIONAL VALUE

As of October 31, 2006, Henry S. D'Auria, Kevin F. Simms, Sharon E. Fay, Marilyn
G. Fedak and John P. Mahedy, the portfolio managers of the fund, also managed, as part of the Bernstein Global Value Investment Policy Group, ___ other registered funds with total assets of $____________; __ pooled accounts with assets of $______________; and ___ unregistered accounts with assets of $____________. They managed __ accounts with performance based fees and assets of $_______________.

CONFLICT OF INTEREST

     As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

EMPLOYEE PERSONAL TRADING

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities

     AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

     AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

     To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

COMPENSATION

     AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

     (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
          AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities.(2)

     (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
          The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

OWNERSHIP OF SECURITIES

As of October 31, 2006, none of the portfolio managers beneficially owned any equity securities in the fund.

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE

As of October 31, 2006, Brendan Healy and Charles A. Ritter, portfolio managers of the fund, also managed 9 other registered investment companies with total assets of approximately $3.71 billion and three other accounts with total assets of approximately $253.08 million. None of these has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2006, American Century, the sub-adviser for the funds, believed that certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts. Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolio." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION

As of October 31, 2006, the portfolio managers' compensation included a base salary, a bonus, restricted stock plans and deferred compensation plans. The portfolio managers' compensation is not directly tied to the value of assets held in client portfolios. The base salary is in the form of a fixed annual salary. The annual bonus determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group

----------
(2) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units.

and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that it is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility. With regard to tracking portfolios, investment performances may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for TA IDEX American Century Large Company Value. A second factor in the bonus calculation refers to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios. A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products. Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investments performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay. Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years). Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

OWNERSHIP OF SECURITIES

As of October 31, 2006, none of the portfolio managers beneficially owned any equity securities in the funds.

TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO, TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO AND TA IDEX MULTI-MANAGER INTERNATIONAL FUND

As of August 17, 2006, Jon Hale became co-portfolio manager of the funds. Mr. Hale is also a co-portfolio manager of 5 funds under AEGON/Transamerica Series Trust, an affiliate of Transamerica IDEX. In addition, as a member of Morningstar Associates' portfolio construction team, Mr. Hale may participate in matters affecting the methodology used to support Morningstar Associates' managed account line of business (see below for more information about this line of business). None of these accounts has an advisory fee based on the performance of the account.

As of August 17, 2006, Maciej Kowara became co-portfolio manager of the funds. Mr. Kowara is also a co-portfolio manager of 5 funds under AEGON/Transamerica Series Trust, an affiliate of Transamerica IDEX. In addition, as a member of Morningstar Associates' portfolio construction team, Mr. Kowara may participate in matters affecting the methodology used to support Morningstar Associates' managed account line of business (see below for more information about this line of business). None of these accounts has an advisory fee based on the performance of the account.

As of August 17, 2006, Jeff McConnell became co-portfolio manager of the funds. Mr. McConnell is also a co-portfolio manager of 5 funds under AEGON/Transamerica Series Trust, an affiliate of Transamerica IDEX. In addition, as a member of Morningstar Associates' portfolio construction team, Mr. McConnell may participate in matters affecting the methodology used to support Morningstar Associates' managed account line of business (see below for more information about this line of business). None of these accounts has an advisory fee based on the performance of the account.

As of August 17, 2006, Michael Stout became co-portfolio manager of the funds. Mr. Stout is also a co-portfolio manager of 5 funds under AEGON/Transamerica Series Trust, an affiliate of Transamerica IDEX. In addition, as a member of Morningstar Associates' portfolio construction team, Mr. Stout may participate in matters affecting the methodology used to support Morningstar Associates' managed account line of business (see below for more information about this line of business). None of these accounts has an advisory fee based on the performance of the account.

As of August 17, 2006, Morningstar Associates, the Portfolio Construction Manager of the funds, had discretionary management authority over 31,708 individual retirement accounts, through its managed account service, which is made available through retirement plan providers and sponsors. In those circumstances in which any of the above funds are included in a retirement plan, Morningstar Associates' managed account service will exclude those funds from its universe of possible investment recommendations to the individual. This exclusion is intended to prevent a prohibited transaction under ERISA.

COMPENSATION

All of the above mentioned co-portfolio managers' compensation includes salary, annual bonus, and restricted stock grants. The salary is set as a fixed amount and is determined by the president of Morningstar Associates. The co-portfolio managers' annual bonus is paid from a bonus pool which is a function of the earnings of the Investment Consulting business unit of Morningstar Associates, and the distribution of that pool is at the discretion of the president of Morningstar Associates, who may or may not account for the performance of the funds in allocating that pool. The fee for consulting on the funds accounts for a substantial portion of the revenue and earnings of the Investment Consulting business unit of Morningstar Associates, and because that fee is based on the assets under management in the funds, there is an indirect relationship between the assets under management in the funds and the bonus payout to the portfolio manager. The restricted stock grants are made to the co-portfolio managers from a pool that is distributed at the discretion of the president of Morningstar Associates. The restricted stock grants are based on the stock of the parent company, Morningstar, Inc., and vest in equal parts over a four-year period.

OWNERSHIP OF SECURITIES

As of August 31, 2006, neither Mr. Hale, Mr. Kowara, Mr. McConnell nor Mr. Stout beneficially owned shares of any equity securities in the funds.

TA IDEX BJURMAN, BARRY MICRO EMERGING GROWTH

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

As of October 31, 2006, O. Thomas Barry, III, portfolio manager of the fund, also managed 6 registered investment accounts with assets of approximately $671.04 million, 0 pooled accounts with assets of approximately $0, and 20 other accounts with assets of approximately $208.87 million. None of these have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

In managing other funds, certain conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. The sub-adviser has adopted policies and procedures that seek to minimize the effects of these conflicts.

Generally, funds in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. In addition, the sub-adviser has adopted policies and procedures that seek to treat all clients fairly and equitably and minimize the effects of any conflicts of interest.

COMPENSATION

The Adviser compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and performance bonuses based upon account performance. Salaries are competitive with industry standards and are generally set annually. Bonuses are discretionary and are based on a number of subjective factors such as term of employment, level of demonstrated effort and attitude. Account retention commissions paid to an account manager are a specific percentage of the account fees paid to the Adviser with respect to accounts managed by that manager. Performance bonuses paid to an account manager are a percentage of the account fees paid to the Adviser with respect to accounts managed by that manager when that account's pre-tax annual returns are in the top quartile of the returns achieved by other managers in the advisory industry having the same investment objective.

OWNERSHIP OF SECURITIES

Aggregate Dollar Range of Securities in the Fund

As of October 31, 2006, the portfolio manager did not beneficially own any equity securities in the Fund.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES

As of October 31, 2006, T. Ritson Ferguson, Joseph P. Smith and Steven D. Burton, portfolio managers of the fund, also managed as a team four other registered investment companies with total assets of approximately $3,948 million, 4 other pooled investment vehicles with total assets of approximately $90.2 million, 10 offshore fund vehicles with total assets of approximately $8,147 million and 25 other accounts with total assets of approximately $2,599 million. None of these has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2006, there were no material conflicts of interest, and any conflicts of interest that may arise are mitigated by the following allocation procedures. The Investment Policy Committee (IPC) reviews all client accounts and determines the desired holdings and percentage of a specific security in those client accounts. These allocation models are entered into the sub-adviser's "Moxy" system, which automates the allocation of all purchases and sales according to the established targets. A pre-allocation is entered initially into Moxy. Each portfolio receives its proportionate share of the amount executed, whether in its entirety or a partial execution. Allocations are done on a total portfolio market value so no account receives a disproportionate amount over another. Each advisory client account is treated equally. No one is favored. A security matrix report is generated a week before month end to compare the percentage of each holding in relation to the other accounts in that model. Any large deviations are connected before month end. Likewise, allocations of initial public offerings are allocated pro-rata to eligible accounts.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own equity securities in the fund.

TA IDEX EVERGREEN HEALTH CARE

As of October 31, 2006, Walter T. McCormick, portfolio manager of the fund, also managed 6 registered investment accounts with assets of approximately $3 billion, 2 pooled accounts with assets of approximately $726 million and 1 other accounts with assets of approximately $102 million. None of these have an advisory fee based on the performance of the account.

As of October 31, 2006, Francis Claro, portfolio manager of the fund, also managed 2 registered investment accounts with assets of approximately $420 million, 1 pooled accounts with assets of approximately $472 million, and 1 other accounts with assets of approximately $11 million. None of these have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST.

     Portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of Evergreen Investment Management Company, LLC ("Evergreen") require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

     The management of multiple Funds and other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, particularly if the Funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple Funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible Funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a Fund's adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

     As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging Evergreen). The structure of a portfolio manager's or an investment adviser's compensation may create an incentive for the manager or adviser to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one Fund than he or she does in another, the portfolio manager may have an incentive to favor the Fund in which he or she holds a larger stake.

     The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

     In general, Evergreen has policies and procedures to address the various potential conflicts of interest described above. It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager's personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

COMPENSATION

     For Evergreen, portfolio managers' compensation consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year. Certain portfolio managers may have bonuses predetermined at certain amounts for certain periods of time.

     The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component. The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, Evergreen's publicly traded parent company. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets. For example, a very small fund's weight within a composite may be increased to create a meaningful contribution.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     For calendar year 2005, the investment performance component of each portfolio manager's bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change for purposes of calculating bonus compensation for calendar year 2006.

PORTFOLIO MANAGER

Walter McCormick....   Lipper Large Cap Core
                       Lipper Large Cap Growth
                       Lipper Utility
                       Lipper Multi-Cap Growth
                       Lipper Large Cap Value
                       Lipper Healthcare/Biotech

Francis Claro.......   Lipper International Multi-Cap Core
                       Lipper Emerging Markets
                       Lipper Gold Oriented Funds
                       Lipper Global Small/Mid Cap Growth
                       Lipper International Small/Mid Cap Growth

     Evergreen portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by Evergreen (or an affiliate of Evergreen) to such clients. Unless described in further detail below, none of the portfolio managers of the Funds receives such compensation.

     In addition to being compensated with an annual salary as described above, for calendar years 2006 and 2007, Mr. Claro will also receive predetermined bonuses (consisting of cash and stock awards) in lieu of a bonus based on performance and subjective evaluation, provided he remains an active employee in good standing as of the time such awards are to be made. He also receives a portion of all management fees and performance fees charged to a privately offered fund for which he serves as portfolio manager.

     In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

          -    medical, dental, vision and prescription benefits,

          -    life, disability and long-term care insurance,

          - before-tax spending accounts relating to dependent care, health care, transportation and parking, and

          - various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to Evergreen employees. Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

TA IDEX FEDERATED MARKET OPPORTUNITY

As of October 31, 2006, Steven J. Lehman, portfolio manager of the fund, also managed three other registered investment companies with total assets of approximately $3.470 billion. None of these had an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2006, as a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from fund portfolio trades (for example, research, or "soft dollars"). The sub-adviser has adopted policies and procedures and has structured the portfolio manager's compensation in a manner reasonably designed to safeguard the fund from being negatively affected as a result of any such potential conflicts.

COMPENSATION

As of October 31, 2006, portfolio manager is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment. Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e., 70% Russell 3000 Value Index/3-% Merrill Lunch 91 Day Treasury Bill Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable accounts. In addition, Investment Product Performance will also be measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the adjusted performance of the Merrill Lynch 91 Day Treasury Bill Index. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, portfolio manager is also the portfolio manager for other accounts in addition to the fund. Such other accounts may have different benchmarks. Mr. Lehman's Investment Product Performance score is calculated with an equal weighting of each account managed by the portfolio manager. The Investment Product Performance score can be reduced based on management's assessment of the Fund's comparative total absolute volatility level. Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers. Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management. Financial success is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. Federated's senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories. The financial success score is lowered if Federated's overall financial targets are not achieved. In addition, Mr. Lehman was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

OWNERSHIP OF SECURITIES

As of October, 31, 2006, the portfolio manager did not beneficially own any equity securities in the fund.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL

As of June 30, 2006, Gary U. Rolle, interim portfolio manager of the fund, also managed 9 registered investment company accounts with a combined value of $3.5 billion, 0 pooled investment accounts and 23 other accounts with a combined value of $2.5 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of June 30, 2006, Transamerica Investment Management, LLC ("TIM") did not foresee any conflict of interest in the management of the fund.

COMPENSATION

As of June 30, 2006, the portfolio manager's compensation consisted of a combination of base salary, performance bonus and profit sharing or ownership interest. The portfolio manager's performance-based bonus equals as much as 300% of his base salary. Approximately 80% of the value of such bonus is based on relative rankings of track record and return formulas. A portion of the objective component is necessarily subjective taking into account items including co/multi-management responsibilities, portfolio performance upon assignment, length of time managing the portfolio, and customized client benchmarks when determining the portfolio manager's relative ranking. Up to 20% of such bonus is determined subjectively by a member of the senior management of TIM based on the individual's contribution to company initiatives and the quality of investment ideas he or she generates. A third component of the portfolio manager's overall compensation involves an equity ownership interest in TIM purchased by the individual portfolio manager.

OWNERSHIP OF SECURITIES

As of June 30, 2006, the portfolio manager did not beneficially own any shares of equity securities in the fund.

As of October 31, 2006, Tina Sadler, the portfolio manager of the fund also managed 7 other registered investment companies with total assets of approximately $4,422 million, 3 other pooled investment vehicles with total assets of approximately $136 million, and 28 other accounts with total assets of approximately $4,987 million.

As of October 31, 2006, Tony Docal, the portfolio manager of the fund also managed 5 other registered investment companies with total assets of approximately $8,316 million, 2 other pooled investment vehicles with total assets of approximately $606 million, and 43 other accounts with total assets of approximately $5,582 million.

As of October 31, 2006, Gary Motyl, the portfolio manager of the fund also managed 3 other registered investment companies with total assets of approximately $7,669 million, 5 other pooled investment vehicles with total assets of approximately $1,464 million, and 30 other accounts with total assets of approximately $6,874 million.

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Templeton Investment Counsel, LLC seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY Each portfolio manager is paid a base salary.

     ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     - Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     - Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     - Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     - Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of Templeton Investment Counsel, LLC.

TA IDEX JENNISON GROWTH

As of October 31, 2006, Michael Del Balso, a portfolio manager of the fund, also managed 12* other registered investment companies with total assets of approximately $9.2* billion, 5* other pooled investment vehicles with total assets of approximately $1.4* billion, and 17* other accounts** with total assets of approximately $1.32* billion. *None of these had an advisory fee based on the performance of the accounts. **Other accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

As of October 31, 2006, Spiros Segalas, another portfolio manager of TA IDEX Jennison Growth, also managed 16* other registered investment companies with total assets of approximately $22* billion, 2* other pooled investment vehicles with total assets of approximately $340* million, and 11* other accounts with total assets of approximately $2.88** billion. *None of the accounts managed are subject to performance fees.

As of October 31, 2006, Blair A. Boyer, another portfolio manager of TA IDEX Jennison Growth, also managed 4* other registered investment companies with total assets of approximately $4.4* billion, 6* other pooled investment vehicles with total assets of approximately $812* million, and 19** other accounts with total assets of approximately $2.5* billion. *None of these had an advisory fee based on the performance of the accounts. **Other accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

In managing other portfolios (including affiliated accounts) certain potential conflicts of interest may arise.

CONFLICT OF INTEREST

As of October 31, 2006, potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts. Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows. Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

COMPENSATION

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Investment professionals' total compensation is determined through a substantive process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The following factors will be reviewed for all of the fund portfolio managers: one and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible; historical and long-term business potential of the product strategies; qualitative factors such as teamwork and responsiveness; and other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

OWNERSHIP OF SECURITIES

As of October 31, 2006, Blair Blyer and Michael Del Baso did not beneficially own any equity securities in the fund.

As of October 31, 2006, Spiros Segalas owned over $1,000,000 in equity securities in the fund.

TA IDEX JPMORGAN INTERNATIONAL BOND

As of October 31, 2006, Jon Jonsson, portfolio manager of the fund, manages two other registered investment companies with total assets of approximately $____ billion, seven other pooled investment vehicles with total assets of approximately $____ billion and six other accounts with total assets of approximately $___ million. None of these had an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2006, the potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing the sub-adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. The sub-adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the sub-adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the sub-adviser could be viewed as having a conflict of interest to the extent that the sub-adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the sub-adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the sub-adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The sub-adviser may be perceived as causing accounts it manages to participate in an offering to increase the sub-adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the sub-adviser manages accounts that engage in short sales of securities of the type in which the fund invests, the sub-adviser could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The sub-adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the sub-adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the sub-adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order. Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the sub-adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the sub-adviser so that fair and equitable allocation will occur over time.

COMPENSATION

As of October 31, 2006, the portfolio manager's total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the sub-adviser's business as a whole. Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term. Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any equity securities in the fund.

TA IDEX J.P. MORGAN MID-CAP VALUE

As of October 31, 2006, Jonathan Simon, portfolio manager of the fund, managed 13 other registered investment companies with total assets of approximately $11.538 billion, 4 other pooled investment vehicles with total assets of approximately $2.519 billion and 25 other accounts with total assets of approximately $3.559 billion. Lawrence Playford, also a portfolio manager of the fund, managed 8 other registered investment companies with total assets of approximately $10.048 billion, 0 other pooled investment vehicles with total assets of approximately $0 billion and 257 other accounts with total assets of approximately $ 3.559 billion. None of these had an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2006, the potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the sub-adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliates employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JP Morgan's' or its affiliate's overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the fund invests, JP Morgan or its affiliates could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients, JP Morgan and its affiliates have policies and procedures designed to manage the conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempts to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

COMPENSATION

As of October 31, 2006, J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

OWNERSHIP OF SECURITIES

As of June 30, 2006, the portfolio manager did not beneficially own any equity securities in the fund.

TA IDEX MFS INTERNATIONAL EQUITY

As of October 31, 2006, David R. Mannheim, a portfolio manager of the fund, managed 12 registered investment companies with total assets of approximately $9.9 billion, five other pooled investment vehicles with total assets of approximately $2.0 billion and 94 other accounts with total assets of approximately $21.4 billion. Mr. Mannheim managed seven "other accounts" with total assets of approximately $1.2 billion, with respect to which the investment advisory fee is based on the performance of the account.

As of October 31, 2006, Marcus L. Smith, a portfolio manager of the fund, managed 10 registered investment companies with total assets of approximately $9.2 billion, no other pooled investment vehicles, and 26 other accounts with total assets of approximately $5.7 billion. Mr. Smith managed "other account" with total assets of approximately $27.2 million, with respect to which the investment advisory fee is based on the performance of the account.

Performance fees for any particular account are paid to MFS, not the portfolio managers, and the portfolio managers' compensation is not determined by reference to the level of performance fees received by MFS.

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for a Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Fund's trade allocation policies may give rise to conflicts of interest if a Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of a Fund's investments. Investments selected for funds or accounts other than a Fund may outperform investments selected for a Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION

As of October 31, 2006, the MFS portfolio managers' total cash compensation is a combination of base salary and performance bonus:

- Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

- Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

- The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

- The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF SECURITIES

As of October 31, 2006, neither of the portfolio managers beneficially owned any equity securities in the fund.

TA IDEX MARSICO GROWTH

TA IDEX MARSICO INTERNATIONAL GROWTH

As of October 31, 2006, Thomas F. Marsico Chief Investment Officer of Marsico Capital Management, LLC (MCM) and portfolio manager of the TA IDEX Marsico Growth fund, also managed approximately 36 registered accounts with assets of over $33,283,789,000; 14 other pooled accounts with assets of over $2,155,831,000 and approximately 195 other accounts with assets of over $27,023,640,000. one of the "other accounts" is a wrap fee platform which includes 32,785 underlying clients for a total assets of $12,248,800,000. None of these had an advisory fee based on the performance of the accounts.

As of October 31, 2006, James G. Gendelman, portfolio manager of TA IDEX Marsico International Growth, also managed approximately 14 other registered investment companies with total assets of $7,837,891,000, 0 accounts for other pooled investment vehicles with total assets of $0, and 8 other accounts with total assets of $535,079,000. None of these had an advisory fee based on the performance of the accounts.

CONFLICT OF INTEREST

As of October 31, 2006, the portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, MCM has adopted policies and procedures for allocating such transactions across multiple accounts. MCM's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

As discussed above, MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

COMPENSATION

As of October 31, 2006, the portfolio managers are generally subject to the compensation structure applicable to all the sub-adviser's employees. As such, Mr. Marsico's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) MCM's overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from MCM.

Although MCM may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, the sub-adviser seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within the sub-adviser's Investment Team, contributions to the sub-adviser's overall investment performance, discrete securities analysis, and other factors.

In addition to his salary and bonus, Mr. Marsico may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.

OWNERSHIP OF SECURITIES

As of October 31, 2006, neither of the portfolio managers beneficially owned equity securities in the fund.

TA IDEX BLACKROCK GLOBAL ALLOCATION

As of October 31, 2006, Dennis W. Stattman, Dan Chamby, Romualdo Roldan and James MacMillan, portfolio managers of the fund, also managed ____ other registered investment companies with total assets of approximately $____ billion (none of which had an advisory fee based on the performance of the account) and __ other pooled investment vehicles with total assets of approximately $___ billion (one of which with total assets of approximately $____ million had an advisory fee based on the performance of the account).

CONFLICT OF INTEREST

As of October 31, 2006, certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include, for example, conflicts in the allocation of investment opportunities and aggregated trading. The sub-adviser has adopted policies and procedures that are designed to minimize the effects of these conflicts.

COMPENSATION

As of October 31, 2006, the elements of total compensation for the portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. Portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage. The portfolio managers' fixed base salaries represent a relatively small portion of their total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program. The sub-adviser believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation with a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio managers' incentive compensation is based on a formulaic compensation program which includes investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5-years, performance periods will reflect time in position. Portfolio managers are compensated based on products that they manage. With respect to the competitive universe for the fund, the sub-adviser intends to review the fund's performance in comparison to the various Lipper global equity fund classifications. A smaller discretionary element of planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by the sub-adviser's management. Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers. A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. (herein, the "Company") stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives. The sub-adviser strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect the Company's reputation for integrity. Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of the sub-adviser's funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of the sub-adviser's products and promotes continuity of successful portfolio management teams. Portfolio managers are also eligible to participate in broad-based plans generally to Company employees, including broad-based retirement, 401(k), health, and other management teams.

OWNERSHIP OF SECURITIES

As of October 31, 2006, none of the portfolio managers beneficially owned any equity securities in the fund.

TA IDEX BLACKROCK LARGE CAP VALUE

As of October 31, 2006, Robert C. Doll, Jr., portfolio manager of the fund, also managed ___ other registered investment companies with total assets of approximately $___ billion (none of which had an advisory fee based on the performance of the account), ___ other pooled investment vehicles with total assets of approximately $____6 billion, and 4 separate accounts with assets of over $___ million.

PORTFOLIO MANAGER COMPENSATION OVERVIEW

The portfolio manager compensation program of BlackRock, Inc. and its affiliates (collectively, herein "BlackRock") is critical to BlackRock's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a completive pay opportunity for competitive performance.

Compensation Program

The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage.

Base Salary

Under the BlackRock approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable compensation elements of the compensation program.

Performance-Based Compensation

BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplines framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

BlackRock's formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3-, and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5-years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. Due to Mr. Doll's unique position (as Vice Chairman, Director, Portfolio Manager, and Global Chief Investment Officer for Equities of BlackRock), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager's compensation can be based on BlackRock's investment performance, financial results of BlackRock, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock, Inc (the "Company"). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manger's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers, therefore, have a direct incentive to protect the Company's reputation for integrity.

Other Compensation Programs

Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

TA IDEX NEUBERGER BERMAN INTERNATIONAL

As of October 31, 2006, Benjamin Segal, portfolio manager of the fund, also managed six other registered investment companies (mutual fund and subadvised) with total assets of approximately $2.6 billion, and 2,555 other accounts (Separate Accounts, Private Asset Management Accounts and WRAP accounts) with total assets of approximately $3.1 billion.

CONFLICT OF INTEREST

As of October 31, 2006, certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include, for example, conflicts in the allocation of investment opportunities and aggregated trading. The sub-adviser has adopted policies and procedures that are designed to minimize the effects of these conflicts.

COMPENSATION

As of October 31, 2006, a portion of the compensation paid to the portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio manager is paid a base salary that is not dependent on performance. The portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio manager's compensation packages, including: (i) whether the manager was a partner/principal of NB prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any equity securities in the fund.

TA IDEX OPPENHEIMER DEVELOPING MARKETS

As of October 31, 2006, Mark Madden, portfolio manager of the fund, also managed three other registered investment companies with total assets of approximately $10,767.6 billion and nine other pooled investment vehicles with total assets of approximately $1,029.2 billion. None of these had an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2006, and as indicated above, the portfolio manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the fund's investment objectives and strategies. For example the portfolio manager may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the fund. Not all funds and accounts advised by the portfolio manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the portfolio manager than the fee structure of the fund, the portfolio manager could have an incentive to favor the other fund or account. However, the sub-adviser's compliance procedures and Code of Ethics recognize the portfolio manager's fiduciary obligations to treat all of his clients, including the fund, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the fund's portfolio manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the fund.

COMPENSATION

As of October 31, 2006, the portfolio manager is employed and compensated by the sub-adviser, not the fund. Under the sub-adviser's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the sub-adviser. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The portfolio manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the sub-adviser's holding company parent. Senior portfolio managers may also be eligible to participate in the sub-adviser's deferred compensation plan. To help the sub-adviser attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the sub-adviser and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the fund is Lipper - Emerging Markets funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager's compensation is not based on the total value of the fund's portfolio assets, although the fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the portfolio manager. The compensation structure of the other funds and accounts managed by the portfolio manager is the same as the compensation structure of the fund, described above.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any equity securities in the fund.

TA IDEX OPPENHEIMER SMALL- & MID-CAP VALUE

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

As of June 30, 2006, John Damian, portfolio manager of the fund, also managed 2 registered investment accounts with assets of approximately $3,110,284,251, 0 pooled accounts with assets of approximately $0 and 0 other accounts with assets of approximately $0. None of these have an advisory fee based on the performance of the account.

As of June 30, 2006, Chris Leavy, portfolio manager of the fund, also managed 11 registered investment accounts with assets of approximately $11,196,603,514, 1 pooled account with assets of approximately $10,249,066, and 1 other account with assets of approximately $31,406,137. None of these have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

In managing other funds, certain conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. The sub-adviser has adopted policies and procedures that seek to minimize the effects of these conflicts.

Generally, funds in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. In addition, the sub-adviser has adopted policies and procedures that seek to treat all clients fairly and equitably and minimize the effects of any conflicts of interest.

As indicated above, the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the fund's investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the fund. Not all funds and accounts advised by OppenheimerFunds, Inc. have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds, Inc. than the fee structure of the fund, OppenheimerFunds, Inc. could have an incentive to favor the other fund or account. However, OppenheimerFunds, Inc.'s compliance procedures and Code of Ethics recognize their fiduciary obligation to treat all of its clients, including the fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the fund, or they may manage funds or accounts with different investment objectives and strategies.

COMPENSATION

The fund's Portfolio Managers are employed and compensated by OppenheimerFunds, Inc., not the fund. Under OppenheimerFunds, Inc.'s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds, Inc. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds, Inc.'s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds, Inc.'s holding company parent. Senior portfolio managers may also be eligible to participate in OppenheimerFunds, Inc.'s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds, Inc. attract and retain talent. The annual discretionary bonus is determined by senior management of OppenheimerFunds, Inc. and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the fund's portfolio assets, although the fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the fund, described above.

Aggregate Dollar Range of Securities in the Fund

OWNERSHIP OF SECURITIES

As of June 30, 2006, neither of the portfolio managers beneficially owned any equity securities in the fund.

TA IDEX PIMCO REAL RETURN TIPS

As of October 31, 2006, John B. Brynjolfsson, the portfolio manager of the fund, managed 17 other registered investment companies with total assets of approximately $38 million, 20 other pooled investment vehicles with assets of approximately $2.8 million, and 50 other accounts with assets of approximately $12.7 million. 9 of these have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

PORTFOLIO MANAGER COMPENSATION

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

- 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

- Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

-    Amount and nature of assets managed by the portfolio manager;

- Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

- Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

- Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

-    Contributions to asset retention, gathering and client satisfaction;

-    Contributions to mentoring, coaching and/or supervising; and

-    Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI"), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

SECURITIES OWNERSHIP

As of October 31, 2006 the respective primary portfolio manager was not a beneficial owner of shares of a Fund that he managed.

TA IDEX PIMCO TOTAL RETURN

As of October 31, 2006, Pasi Hamalainen, the portfolio manager for the fund, managed 10 other registered investment companies with total assets of approximately $9,599.72 million, 7 pooled investment vehicles with assets of approximately $715.77 million, and 182 other accounts with assets of approximately $41,972.86 million. 10 of these have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

PORTFOLIO MANAGER COMPENSATION

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI"), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

OWNERSHIP OF SECURITIES

As of October 31, 2005 the respective primary portfolio manager was not a beneficial owner of shares of a Fund that he managed.

TA IDEX PROTECTED PRINCIPAL STOCK

As of October 31, 2006, J. Patrick Rogers, the portfolio manager of the fund, also managed five other registered investment companies with total assets of approximately $5.9 billion, one other pooled investment vehicle with total assets of approximately $60 million, and 74 other accounts with total assets of approximately $779 million. None of these had an advisory fee based on the performance of the accounts.

CONFLICT OF INTEREST

As of October 31, 2006, Gateway Investment Advisers, L.P. ("Gateway") did not foresee any conflict of interest in the management of the fund.

COMPENSATION

As of October 31, 2006, the portfolio manager was compensated for his services by Gateway, the fund's sub-adviser. His compensation consisted of a fixed salary, bonuses related to the financial performance of Gateway (but not based on the investment performance of the fund or any other managed account, either absolutely or in relation to any benchmark), and a retirement plan.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any equity securities in the fund.

TA IDEX LEGG MASON PARTNERS ALL CAP

As of October 31, 2006, John J. Goode and Peter J. Hable, the portfolio managers of the fund, also managed 20 other registered investment companies with total assets of approximately $9.86 billion; 80,836 Managed Accounts with total assets of $312.18 billion; and 2 other pooled investments with total assets of approximately $0.40 billion. None of these had an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a Fund's portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for [certain of the portfolio managers listed in the table above.

The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in

Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the sub-adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

PORTFOLIO MANAGER COMPENSATION

     ClearBridge Advisors, LLC ("ClearBridge") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of ClearBridge's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-ClearBridge investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared or, if none, the benchmark set forth in the fund's annual report). Longer-term (5- year) performance will be more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer.). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred award amount, 25% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, 25% will accrue a return based on the hypothetical returns of an employee chosen composite fund, and 50% may be received in the form of Legg Mason restricted stock shares.

TA IDEX LEGG MASON PARTNERS INVESTORS VALUE

As of October 31, 2006, Mark McAllister, the portfolio manager of the fund, also managed 18 other registered investment companies with total assets of approximately $5.66 billion; 23,984 Managed Accounts with total assets of $3.94 billion; and 1 other pooled investment with total assets of approximately $0.06 billion. None of these had an advisory fee based on the performance of the account.

As of October 31, 2006, Robert Feitler, the portfolio manager of the fund, also managed 20 other registered investment companies with total assets of approximately $5.80 billion; 23,984 Managed Accounts with total assets of $3.94 billion; and 1 other pooled investment with total assets of approximately $0.06 billion. None of these had an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a Fund's portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for [certain of] the portfolio managers listed in the table above.

The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the sub-adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

PORTFOLIO MANAGER COMPENSATION

     ClearBridge Advisors, LLC ("ClearBridge") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of ClearBridge's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-ClearBridge investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared or, if none, the benchmark set forth in the fund's annual report). Longer-term (5- year) performance will be more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer.). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred award amount, 25% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, 25% will accrue a return based on the hypothetical returns of an employee chosen composite fund, and 50% may be received in the form of Legg Mason restricted stock shares.

TA IDEX TRANSAMERICA BALANCED

As of October 31, 2006, Heidi Hu and Gary Rolle, portfolio managers of the fund, also managed 24 registered investment company accounts with a combined value of $8.2 billion, no pooled investment accounts and 60 other accounts with a combined value of $5.1 billion. None of these accounts has an advisory fee based on the performance of the account.

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES

As of October 31, 2006, Kirk Kim, portfolio manager of the fund, also managed 5 registered investment company accounts with a combined value of $4.1 billion, no pooled investment accounts and 4 other accounts with a combined value of $1.1 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES As of October 31, 2006, the portfolio manager did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA EQUITY

As of October 31, 2006, Gary Rolle, portfolio manager of the fund, also managed 15 registered investment company accounts with a combined value of $5.5 billion, no pooled investment accounts and 34 other accounts with a combined value of $2.6 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES As of October 31, 2006, the portfolio manager did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA FLEXIBLE INCOME

As of October 31, 2006, Heidi Hu, Peter Lopez and Brian Westhoff, portfolio managers of the fund, also managed 11 registered investment company accounts with a combined value of $1.1 billion, no pooled investment accounts and 29 other accounts with a combined value of $2.6 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES

As of October 31, 2006, Ed Han and John Huber, portfolio managers of the fund, also managed 6 registered investment company accounts with a combined value of $4.1 billion, no pooled investment vehicles and 8 other accounts with a combined value of $671 million. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA SHORT-TERM BOND

As of October 31, 2006, Greg Haendel, Heidi Hu, and Derek Brown, portfolio managers of the fund, also managed 12 registered investment company accounts with a combined value of $1.5 billion, no pooled investment accounts and 27 other accounts with a combined total of $2.7 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE

As of October 31, 2006, Michelle Stevens, portfolio manager of the fund, also managed 2 registered investment company accounts with a combined value of approximately $417.5 million, no pooled investment accounts and 3 other accounts with a combined total of $25.0 million. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA VALUE BALANCED

As of October 31, 2006, Heidi Hu and John Riazzi, portfolio managers of the fund, also managed 11 registered investment company accounts with a combined value of $1.5 billion, 0 pooled investment vehicles and 29 other accounts with a combined value of $2.5 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA MONEY MARKET

As of October 31, 2006, Greg Haendel and Patty Arrieta-Morales, portfolio managers of the fund, also managed 10 registered investment company accounts with a combined value of $1.4 billion, no pooled investment vehicles and 26 other accounts with a combined value of $2.6 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA SCIENCE & TECHNOLOGY

As of October 31, 2006, Kirk Kim, Gary Rolle, Joshua Shaskan, and Jeffrey Hoo, portfolio managers of the fund, also managed 24 registered investment company accounts with a combined value of $8.3 billion, no pooled investment vehicles and 69 other accounts with a combined value of $4.0 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any shares in the fund.

TA IDEX TEMPLETON TRANSAMERICA GLOBAL

As of October 31, 2006, Gary Rolle, portfolio manager of the fund, also managed 15 registered investment company accounts with a combined value of $7.1 billion, no pooled investment vehicles and 34 other accounts with a combined value of $2.6 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

COMPENSATION

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

     - 80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager's relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

     - 20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio manager did not beneficially own any shares in the fund.

TA IDEX TRANSAMERICA HIGH-YIELD BOND

As of October 31, 2006, David Halfpap, a portfolio manager of the fund, managed five other accounts with a total value of approximately $15 billion. As of October 31, 2006, Bradley J. Beman, a portfolio manager of the fund, managed 13 other accounts with a total value of approximately $4.7 billion. None of these accounts has an advisory fee based on the performance of the account.

CONFLICT OF INTEREST As of October 31, 2006, Mr. Halfpap's compensation is provided directly by the funds sub-adviser and not by the fund. The portfolio manager's compensation consists of a fixed base salary, a variable performance incentive and certain stock options. The performance incentive is based on the following factors: business results for the AEGON business unit for which the portfolio manager manages an account, total return results for all accounts managed by the portfolio manager, performance in asset-liability management process for the AEGON business unit, performance on developing profitable investment strategy for AEGON, various projects undertaken during the year and AEGON USA annual earnings results. The portfolio manager participates in AEGON USA's stock-settled stock option plan which typically grants a specified number of options annually.

COMPENSATION

As of October 31, 2006, Mr. Beman's compensation is provided directly by the funds sub-adviser and not by the fund. The portfolio manager's compensation consists of a fixed base salary, a variable performance incentive and certain stock options. The performance incentive is based on the following factors: the economic performance of the overall high yield asset class, including the performance of the fund's assets; leadership and communication with clients; assisting with the sub-adviser's strategic goals; and AEGON USA's earnings results. The portfolio manager participates in AEGON USA's stock-settled stock option plan which typically grants a specified number of options annually. The portfolio manager participates in the sub-adviser's deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period.

OWNERSHIP OF SECURITIES

As of October 31, 2006, the portfolio managers did not beneficially own any equity securities in the fund.

TA IDEX UBS LARGE CAP VALUE

As of October 31, 2005, John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen, portfolio managers of the fund, also managed 14 other registered investment companies with total assets of approximately $1.8 billion, 60 other pooled investment vehicles with assets of approximately $12.4 billion, and approximately 23 other accounts with total assets of approximately $1.3 billion. None of these had an advisory fee based on the performance of the account.

CONFLICT OF INTEREST

As of October 31, 2005, the management of a fund and other accounts by a portfolio manager could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the fund. The portfolio manager and his team manage the fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The sub-advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the sub-advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts. The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The sub-advisor has adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

COMPENSATION

As of October 31, 2005, The compensation received by portfolio managers at UBS Global Asset Management, including the funds' portfolio managers, includes a base salary and incentive compensation based on their personal performance. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories: competitive salary, benchmarked to maintain competitive compensation opportunities; annual bonus, tied to individual contributions and investment performance; and UBS equity awards, promoting company-wide success and employee retention. By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for UBS Global Asset Management's senior staff. Each portfolio manager of the fund is eligible for this program. The portfolio manager's base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry. The portfolio managers' annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period. Senior investment professionals, including each portfolio manager of the fund, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years. Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

OWNERSHIP OF SECURITIES

As of October 31, 2005, none of the portfolio managers beneficially owned any equity securities in the fund.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT

As of October 31, 2006, Abigail McKenna, Eric Baurmeister, and Federico Kaune, the portfolio managers of the TA IDEX Van Kampen Emerging Markets Debt Fund did not own any shares in the Fund.

As of October 31, 2006, Abigail McKenna, a portfolio manager of the TA IDEX Van Kampen Emerging Markets Debt Fund, managed 7 mutual funds with a total of $1,254,680,437 in assets; 6 pooled investment vehicles other than mutual funds with a total of $461,342,631 in assets; and 3 other accounts with a total of approximately $1,385,402,883 in assets. None of these had an advisory fee based on the performance of the account.

As of October 31, 2006, Eric Baurmeister, a portfolio manager of the TA IDEX Van Kampen Emerging Markets Debt Fund, managed 4 mutual funds with a total of $531,212,011 in assets; no pooled investment vehicles other than mutual funds; and 2 other accounts with a total of approximately $359,400,087 in assets. None of these had an advisory fee based on the performance of the account.

As of October 31, 2006, Federico Kaune, a portfolio manager of the TA IDEX Van Kampen Emerging Markets Debt Fund, managed 3 mutual funds with a total of $287,362,224 in assets; no pooled investment vehicles other than mutual funds; and no other accounts. None of these had an advisory fee based on the performance of the account.

TFAI pays MSIM Inc. a fee based on the assets under management of each Fund as set forth in an investment sub-advisory agreement between MSIM Inc. and TFAI. MSIM Inc. pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to each Fund. The following information relates to the period ended October 31, 2006.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

-    CASH BONUS;

- MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

- INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund;

- VOLUNTARY DEFERRED COMPENSATION PLANS -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in

Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Investment Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

As of October 31, 2006, Dennis P. Lynch, David S. Cohen, Sam G. Chainani, and Alexander T. Norton, the portfolio managers of the TA IDEX Van Kampen Small Company Growth Fund, did not own any shares in the Fund.

As of October 31, 2006, Dennis P. Lynch, David S. Cohen, Sam G. Chainani, and Alexander T. Norton, the portfolio managers of the TA IDEX Van Kampen Small Company Growth Fund, together managed 33 mutual funds with a total of $16,976,006,372 in assets; 5 pooled investment vehicles other than mutual funds with a total of $1,141,352,314 in assets; and 9,128 other accounts (which includes accounts managed under certain "wrap fee" programs) with a total of approximately $2,165,161,151 in assets. None of these had an advisory fee based on the performance of the account.

TFAI pays MSIM Inc. a fee based on the assets under management of the Fund as set forth in an investment sub-advisory agreement between MSIM Inc. and TFAI. MSIM Inc. pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Fund. The following information relates to the period ended October 31, 2005.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

-    CASH BONUS;

- MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

- INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund;

- VOLUNTARY DEFERRED COMPENSATION PLANS -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Investment Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

TA IDEX VAN KAMPEN MID-CAP GROWTH

The TA IDEX Van Kampen Mid-Cap Growth Fund commenced operations on January 3, 2006; as of October 31, 2006, Dennis P. Lynch, David S. Cohen, Sam G. Chainani, and Alexander T. Norton, the portfolio managers of the TA IDEX Van Kampen Mid-Cap Growth Fund, did not own any shares in the Fund.

The TA IDEX Van Kampen Mid-Cap Growth Fund commenced operations on January 3, 2006; the following information is as of October 31, 2006.

As of October 31, 2006, Dennis P. Lynch, David S. Cohen, Sam G. Chainani, and Alexander T.l Norton, the portfolio managers of the TA IDEX Van Kampen Mid-Cap Growth Fund, together managed 33 mutual funds with a total of

$16,976,006,372 in assets; 5 pooled investment vehicles other than mutual funds with a total of $1,141,352,314 in assets; and 9,128 other accounts (which includes accounts managed under certain "wrap fee" programs) with a total of approximately $2,165,161,151 in assets. None of these had an advisory fee based on the performance of the account.

TFAI pays MSIM Inc. a fee based on the assets under management of the Fund as set forth in an investment sub-advisory agreement between MSIM Inc. and TFAI. MSIM Inc. pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Fund. The following information relates to the period ended October 31, 2006.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

-    CASH BONUS;

- MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

- INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund;

- VOLUNTARY DEFERRED COMPENSATION PLANS -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Investment Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                                OTHER INFORMATION
                                     PART C

ITEM 23 EXHIBITS

List all exhibits filed as part of the Registration Statement.

     (a)  Declaration of Trust (25)

     (b)  Bylaws (25)

     (c)  Not Applicable

     (d)  (1)  Investment Advisory Agreements

               (aa) TA IDEX Transamerica Flexible Income (19)

               (bb) TA IDEX Jennison Growth (28)

               (cc) TA IDEX Transamerica Value Balanced (13)

               (dd) TA IDEX Transamerica High-Yield Bond (28)

               (ee) TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX Legg
                    Mason Partners All Cap (formerly TA IDEX Salomon All Cap) and TA IDEX T. Rowe Price Small Cap (33)

               (ff) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (33)

               (gg) TA IDEX Transamerica Science & Technology (formerly TA IDEX
                    Great Companies-Technology(SM)) (33)

               (hh) TA IDEX Templeton Transamerica Global (formerly TA IDEX
                    Templeton Great Companies Global) (33)

               (ii) TA IDEX MFS International Equity (formerly, TA IDEX American
                    Century International) and TA IDEX American Century Large Company Value (29)

               (jj) TA IDEX Transamerica Money Market, TA IDEX Transamerica
                    Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Evergreen Health Care (formerly TA IDEX T. Rowe Price Health Sciences) (28)

               (kk) TA IDEX Marsico Growth (15)

               (ll) TA IDEX Clarion Global Real Estate Securities and TA IDEX
                    PIMCO Real Return TIPS (28)

               (mm) TA IDEX Transamerica Small/Mid Cap Value (19)

               (nn) TA IDEX Transamerica Balanced (22)

               (oo) TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico
                    International Growth, TA IDEX BlackRock Large Cap Value (formerly TA IDEX Mercury Large Cap Value), TA IDEX T. Rowe Price Equity Income, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth, TA IDEX Evergreen International Small Cap (33)

               (pp) TA IDEX Protected Principal Stock (13)

               (qq) TA IDEX AllianceBernstein International Value, TA IDEX
                    Neuberger Berman International, TA IDEX Oppenheimer Developing Markets, TA IDEX JPMorgan International Bond, TA IDEX Federated Market Opportunity, and TA IDEX BlackRock Global Allocation (formerly TA IDEX Mercury Global Allocation) (33)

               (rr) TA IDEX Van Kampen Mid-Cap Growth (27)

               (ss) TA IDEX Legg Mason Partners Investors Value (formerly TA
                    IDEX Salomon Investors Value) (33)

               (tt) TA IDEX Bjurman, Barry Micro Emerging Growth (29)

               (uu) TA IDEX Oppenheimer Small- & Mid-Cap Value (29)

               (vv) TA IDEX Loomis Sayles Bond, TA IDEX Mellon Market Neutral
                    Strategy, TA IDEX BlackRock Natural Resources, TA IDEX UBS Dynamic Alpha and TA IDEX Multi-Manager Alternative Strategies Fund (33)

          (2)  Sub-Advisory Agreements

               (aa) TA IDEX Transamerica Flexible Income (19)

               (bb) TA IDEX Transamerica Value Balanced (13)

               (cc) TA IDEX Transamerica High-Yield Bond (28)

               (dd) TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX T.
                    Rowe Price Small Cap (4)

               (ee) TA IDEX Legg Mason Partners All Cap (formerly TA IDEX
                    Salomon All Cap) (33)

               (ff) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (33)

               (gg) TA IDEX Transamerica Science & Technology (formerly TA IDEX
                    Great Companies - Technology(SM)) (33)

               (hh) TA IDEX Templeton Transamerica Global (formerly TA IDEX
                    Templeton Great Companies Global) (33)

               (ii) TA IDEX American Century Large Company Value (9)

               (jj) TA IDEX Jennison Growth (28)

               (kk) TA IDEX Transamerica Convertible Securities and TA IDEX
                    Transamerica Money Market (12)

               (ll) TA IDEX PIMCO Total Return (12)

               (mm) TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe
                    Price Health Sciences) (28)

               (nn) TA IDEX Legg Mason Partners Investors Value (formerly TA
                    IDEX Salomon Investors Value) (33)

               (oo) TA IDEX Clarion Global Real Estate Securities (28)

               (pp) TA IDEX PIMCO Real Return TIPS (16)

               (qq) TA IDEX Transamerica Small/Mid Cap Value (19)

               (rr) TA IDEX Transamerica Balanced (22)

               (ss) TA IDEX Evergreen International Small Cap (23)

               (tt) TA IDEX J.P. Morgan Mid Cap Value (23)

               (uu) TA IDEX Marsico International Growth (23)

               (vv) TA IDEX BlackRock Large Cap Value (formerly TA IDEX Mercury
                    Large Cap Value) and TA IDEX BlackRock Global Allocation (formerly TA IDEX Mercury Global Allocation) (33)

               (ww) TA IDEX Transamerica Short-Term Bond (23)

               (xx) TA IDEX UBS Large Cap Value (28)

               (yy) TA IDEX Van Kampen Emerging Markets Debt and TA IDEX Van
                    Kampen Small Company Growth (27)

               (zz) TA IDEX Protected Principal Stock (28)

               (aaa) TA IDEX AllianceBernstein International Value (28)

               (bbb) TA IDEX Neuberger Berman International (26)

               (ccc) TA IDEX Oppenheimer Developing Markets (26)

               (ddd) TA IDEX JPMorgan International Bond (26)

               (eee) TA IDEX Federated Market Opportunity (26)

               (fff) TA IDEX Van Kampen Mid-Cap Growth (27)

               (ggg) TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX
                    Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio, TA IDEX Multi-Manager International Fund and TA IDEX Multi-Manager Alternative Strategies Fund - Morningstar Asset Allocation Management Agreement Amendment (33)

               (hhh) TA IDEX Oppenheimer Small- & Mid-Cap Value (29)

               (iii) TA IDEX Bjurman, Barry Micro Emerging Growth Equity (29)

               (jjj) TA IDEX MFS International Equity (formerly, TA IDEX
                    American Century International) (29)

               (kkk) TA IDEX Loomis Sayles Bond (33)

               (lll) TA IDEX Mellon Market Neutral Strategy (33)

               (mmm) TA IDEX BlackRock Natural Resources (33)

               (nnn) TA IDEX Third Avenue Value (33)

               (ooo) TA IDEX UBS Dynamic Alpha (33)

     (e)  (1)  Underwriting Agreement (Schedule I) (33)

          (2)  Dealer's Sales Agreement (15)

          (3)  Service Agreement (5)

          (4)  Wholesaler's Agreement (3)

     (f)  Trustees Deferred Compensation Plan (2)

     (g)  Custody Agreement (14)

     (h)  (1)  (a)  Transfer Agency Agreement (1)

               (b)  Amendment to Transfer Agency Agreement (24)

          (2)  (a)  Administrative Services Agreement (14)

               (b)  Amendment to Administrative Services Agreement (24)

          (3)  Expense Limitation Agreement (33)

          (4)  Consulting Agreement (19)

     (i)  Opinion of Counsel (to be filed by amendment)

     (j)  Opinion of Auditor (to be filed by amendment)

     (k) Financial Statements - AEGON/Transamerica Fund Services, Inc. (now known as Transamerica Fund Advisors, Inc.) (28)

     (l)  Investment Letter from Sole Shareholder (2)

     (m) (1) Plan of Distribution under Rule 12b-1 - Class A/B/C Shares (amendment) (all funds) (33)

          (2)  Plan of Distribution under Rule 12b-1 - Class C Shares
               (amendment)

               (aa) TA IDEX Transamerica Value Balanced (5)

               (bb) TA IDEX Transamerica Balanced (5)

               (cc) TA IDEX Transamerica Flexible Income (19)

               (dd) TA IDEX Transamerica High-Yield Bond (5)

               (ee) TA IDEX Marsico Growth (5)

               (ff) TA IDEX T. Rowe Price Tax-Efficient Growth (5)

               (gg) TA IDEX T. Rowe Price Small Cap (5)

               (hh) TA IDEX Jennison Growth (3)

               (ii) TA IDEX Transamerica Growth Opportunities and TA IDEX
                    Transamerica Equity (6)

               (jj) TA IDEX American Century Large Company Value (9)

               (kk) TA IDEX Transamerica Convertible Securities, TA IDEX
                    Transamerica Money Market, TA IDEX PIMCO Total Return, TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe Price Health Sciences) (12)

               (ll) TA IDEX Transamerica Small/Mid Cap Value (19)

               (mm) TA IDEX Protected Principal Stock (13)

          (3) Plan of Distribution under Rule 12b-1 - Class M Shares (TA IDEX Protected Principal Stock) (26)

     (n)  Amended and Restated Plan for Multiple Classes of Shares (31)

     (o)  Reserved

     (p)  Code of Ethics

          (1)  Transamerica IDEX Mutual Funds (28)

          (2)  Transamerica Fund Advisors, Inc. (28)

          SUB-ADVISERS

          (3)  AEGON USA Investment Management, LLC (28)

          (4)  Federated Equity Management Company of Pennsylvania (28)

          (5)  Janus Capital Management, LLC (28)

          (6) ClearBridge Advisors, LLC (formerly, Salomon Brothers Asset Management Inc) (28)

          (7)  Transamerica Investment Management, LLC (28)

          (8)  T. Rowe Price Associates, Inc. (28)

          (9)  Great Companies, L.L.C. (28)

          (10) Jennison Associates LLC (28)

          (11) American Century Investment Management, Inc. (28)

          (12) Pacific Investment Management Company LLC (28)

          (13) Columbia Management Advisors, LLC (formerly, Banc of America Capital Management, LLC) (28)

          (14) ING Clarion Real Estate Securities (28)

          (15) Templeton Investment Counsel, LLC (28)

          (16) Evergreen Investment Management Company, LLC (28)

          (17) J.P. Morgan Investment Management Inc. (28)

          (18) Fund Asset Management, L.P., dba Mercury Advisors (28)

          (19) UBS Global Asset Management (Americas) Inc. (28)

          (20) Morgan Stanley Investment Management Inc. (28)

          (21) Gateway Investment Advisers, Inc. (28)

          (22) American Century Global Investment, Inc. (28)

          (23) Alliance Capital Management LP (28)

          (24) Neuberger Berman Management (26) LP (28)

          (25) Oppenheimer Funds, Inc. LP (28)

          (26) Morningstar Associates, LLC (28)

          (27) Bjurman, Barry & Associates (29)

          (28) Loomis, Sayles & Company, L.P. (30)

          (29) BlackRock Investment Management, LLC (30)

          (30) Franklin Portfolio Associates, LLC (33)

          (31) Third Avenue Management LLC (30)

          (32) MFS Investment Management (32)

     (q)  Powers of Attorney (30)

All exhibits filed previously are herein incorporated by reference

(1) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(3) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(7) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(8) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).

(10) Filed previously with American Century [California] Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 002-82734).

(11) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 52 to Registration Statement on February 28, 2003 (File No. 33-2659).

(18) Filed previously with Post-Effective Amendment No. 54 to Registration Statement on December 31, 2003 (File No. 33-2659).

(19) Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 33-2659).

(20) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 50 to Registration Statement on April 30, 2002, and incorporated herein by reference (File No. 811-4419).

(21) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 56 to Registration Statement on February 28, 2003, and incorporated herein by reference (File No. 811-4419).

(22) Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).

(23) Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 33-2659).

(24) Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 33-2659).

(25) Filed previously with Post-Effective Amendment No. 69 to Registration Statement on May 27, 2005 (File No. 33-2659).

(26) Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 7, 2005 (File No. 33-2659).

(27) Filed previously with Post-Effective Amendment No. 75 to Registration Statement on December 30, 2005 (File No. 33-2659).

(28) Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 33-2659).

(29) Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 33-2659).

(30) Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 33-2659).

(31) Filed previously with Post-Effective Amendment No. 82 to Registration Statement on October 26, 2006 (File No. 33-2659).

(32) Filed previously with AEGON/Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-4419).

(33) Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 33-2659).

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25 INDEMNIFICATION

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Transamerica Fund Advisors, Inc. ("TFAI") is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples and Dennis P. Gallagher, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of TFAI: Carol A. Sterlacci, Senior Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

                                      * * *

     Jennison Associates, LLC ("Jennison"), the sub-adviser to TA IDEX Jennison Growth, is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

     The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS                   PRINCIPAL OCCUPATION
----------------                   --------------------
Dennis M. Kass                     Director, Chairman and Chief Executive
                                   Officer, Jennison. Chairman and Manager,
                                   Quantitative Management Associates LLC
                                   ("QM"). Director and Vice President,
                                   Prudential Investment Management, Inc.
                                   ("PIM"). Signatory Second Vice President, The
                                   Prudential Insurance Company of America
                                   ("PICA").

Spiros Segalas                     Director, President and Chief Investment
                                   Officer, Jennison.

Mehdi A. Mahmud                    Director, Vice Chairman, Executive Vice
                                   President and Chief Operating Officer,
                                   Jennison.

Timothy Knierim                    Director, Jennison. Assistant Secretary, PIM
Gateway Center Three, 15th Floor   Warehouse, Inc. ("PIMW"). Secretary and Vice
100 Mulberry Street                President, Residential Information Services,
Newark, New Jersey 07102           Inc. Vice President, PIM. Manager, QM.

Bernard B. Winograd                Director, Jennison. Director, Chief Executive
Gateway Center Three, 15th Floor   Officer and President, PIM. Director and Vice
100 Mulberry Street                President, Prudential Asset Management
Newark, New Jersey 07102           Holding Company. Director and Chairman, PIMW.
                                   Director and Chairman, PIC Holdings Limited.
                                   Executive Vice President, Prudential
                                   Investment Management Services LLC. Director
                                   and President, PIM Investments, Inc.
                                   President, PIM Foreign Investments, Inc.
                                   Manager, QM.

Ronald K. Andrews                  Director, Jennison. Senior Vice President,
Gateway Center Three, 15th Floor   Prudential Investments LLC. Senior Vice
100 Mulberry Street                President, American Skandia Advisory
Newark, New Jersey 07102           Services, Inc. Manager, QM.

NAME AND ADDRESS                   PRINCIPAL OCCUPATION
----------------                   --------------------
Mirry M. Hwang                     Secretary, Vice President and Corporate
                                   Counsel, Jennison.

Joseph M. Carrabes                 Executive Vice President, Jennison.
1000 Winter Street, Suite 4900
Waltham, Massachusetts 02451

Kenneth Moore                      Treasurer, Executive Vice President and Chief
                                   Financial Officer, Jennison. Chief Financial
                                   Officer, Manager and Vice President, QM. Vice
                                   President, PIM. Director, Prudential Trust
                                   Company ("PTC"). Signatory Second Vice
                                   President, PICA.

Stuart S. Parker                   Executive Vice President, Jennison. Vice
                                   President, QM.

Leslie S. Rolison                  Senior Vice President, Jennison. Vice
                                   President, QM.

                                      * * *

     ClearBridge Advisors, LLC ("ClearBridge"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Legg Mason Partners All Cap and TA IDEX Legg Mason Partners Investors Value. The directors and officers are as follows: Terrence James Murphy is Chief Administrative Officer; Brian Scott Posner is President, Chief Executive Officer and Co-Chief Investment Officer, Harry David Cohen is Co-Chief Investment Officer; Barbara Brooke Manning is Chief Compliance Officer; Timothy Charles Scheve, Mark Raymond Fetting and Peter Lanning Bain are Directors.

                                      * * *

     Transamerica Investment Management, LLC, ("TIM") 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Money Market, TA IDEX Templeton Transamerica Global and TA IDEX Transamerica Science & Technology. The officers are Gary U. Rolle, Principal, Managing Director, Chief Investment Officer, Board Member; John C. Riazzi, Principal, Managing Director, Chief Executive Officer, Board Member; Michelle E. Stevens, Principal, Managing Director; Heidi Y. Hu, Principal, Managing Director; David W. Lubchenco, Principal, Managing Director; Bradley C. Slocum, Principal, Managing Director; Larry N. Norman, Board Member; Paula G. Nelson, Board Member, Geoffrey I. Edelstein, Principal, Managing Director, Board Member; Gregory S. Weirick, Principal, Managing Director; Emme Devonish, Vice President, Chief Compliance Officer; Steve Rack, Vice President - Technology; and Travis S. Weimer, Controller.

                                      * * *

     Templeton Investment Counsel, LLC ("Templeton"), 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, serves as co-sub-adviser to TA IDEX Templeton Transamerica Global. The executive officers of Templeton are as follows: Donald F. Reed, CEO; Gary P. Motyl, President; Gregory E. McGowan, Executive Vice President; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; Charles R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive Vice President & Portfolio Manager - Research Analyst; Cindy L. Sweeting, Executive Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Antonio Docal, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Timothy S. Stearns, Chief Compliance Officer; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *

     Federated Equity Management Company of Pennsylvania ("Federated"), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as co-sub-adviser to TA IDEX Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.

     Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $228 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows:
J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federatted Global Investment Management Corp., Federated MDTA LLS.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107
W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

     American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is a Director; James Evans Stowers, III is a Director; William McClellan Lyons is Chairman of the Board; Jonathan Thomas is Chief Financial Officer and Chief Accounting Officer; Maryanne Roepke is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Mark L. Mallon is Chief Executive Officer and Chief Investment Officer.

                                      * * *

     MFS Investment Management ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, serves as sub-adviser to TA IDEX MFS International Equity. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Martin E. Beaulieu, Robin A. Stelmach, Donald A. Stewart, C. James Prieur, James C. Baillie, Ronald
W. Osborne and William K. O'Brien. Robert C. Pozen is the Chairman; Mr. Manning is Chief Executive Officer, Chief Investment Officer, and President; Mr. Beaulieu is Executive Vice President and the Director of Global Distribution; Robin A Stelmach is Executive Vice President and Chief Operating Officer; Maria
D. Dwyer is Executive Vice President and Chief Regulatory Officer; Mark N. Polebaum is an Executive Vice President, General Counsel and Secretary; Mitchell
C. Freestone, Ethan D. Corey, Mark D. Kaplan, Jeremy Kream, Suzanne Michaud and Susan S. Newton are Assistant Secretaries; Michael W. Roberge is an Executive Vice President, Chief Fixed Income Officer and Director of Fixed Income Research; David A. Antonelli is an Executive Vice President and Chief Equity Officer; Deborah H. Miller is an Executive Vice President and Direcvtor of Quantitative Research; Paul T. Kirwan is an Executive Vice President and Chief Financial Officer; Thomas B. Hastings is a Senior Vice President and Treasurer; Michael H. Whitaker is a Senior Vice President and Chief Compliance Officer; and Joseph E. Lynch is the Assistant Treasurer.

                                      * * *

     Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return

TIPS. Officers and Executive Officers of PIMCO are as follows:

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Afonso, Toni                        Senior Vice President, PIMCO
Ahto, Laura A.                      Senior Vice President, PIMCO and PIMCO Europe Limited.
Amey, Michael                       Senior Vice President, PIMCO and PIMCO Europe Limited.
Anctil, Stacie                      Vice President, PIMCO.
Anderson, Joshua M.                 Senior Vice President, PIMCO.
Andrews, David S.                   Executive Vice President, PIMCO.
Anochie, Kwame                      Vice President, PIMCO.
Arnold, Tamara J.                   Managing Director, PIMCO.
Asay, Michael R.                    Executive Vice President, PIMCO.
Asay, Susan                         Vice President, PIMCO.
Avancini, Joerg                     Vice President, PIMCO.
Baburek, Daniel                     Senior Vice President, PIMCO and PIMCO Japan Limited.
Baker, Brian P.                     Executive Vice President, PIMCO and PIMCO Asia PTE
                                    Limited.
Balls, Andrew T.                    Senior Vice President, PIMCO.
Barnes, Donna                       Vice President, PIMCO.
Beaumont, Stephen B.                Executive Vice President, PIMCO.
Bentley, Peter I.                   Vice President, PIMCO and PIMCO Europe Limited.
Benz II, William R.                 Managing Director, PIMCO.
Berndt, Andreas                     Vice President, PIMCO.
Bhansali, Vineer                    Executive Vice President, PIMCO.
Bishop, Gregory A.                  Executive Vice President, PIMCO.
Blackwell, Bill                     Vice President, PIMCO and PIMCO Europe Limited.
Blair, Aurore Catherine             Vice President, PIMCO and PIMCO Europe Limited.
Blair, David J.                     Vice President, PIMCO.
Blau, Volker                        Executive Vice President, PIMCO.
Blomenkamp, Felix                   Senior Vice President, PIMCO.
Blute, Ryan P.                      Vice President, PIMCO.
Bodereau, Philippe                  Senior Vice President, PIMCO and PIMCO Europe Limited.
Boehm, Timo                         Vice President, PIMCO.
Borneleit, Adam                     Senior Vice President, PIMCO.
Bosomworth, Andrew                  Executive Vice President, PIMCO.
Boujaoude, Elissar                  Senior Vice President, PIMCO.
Boyd, Robert C.                     Vice President, PIMCO.
Bridwell, Jennifer S.               Vice President, PIMCO.
Brittain, W.H. Bruce                Executive Vice President, PIMCO.
Broadwater, Kevin M.                Senior Vice President, PIMCO.
Brown, Erik C.                      Senior Vice President, PIMCO; Assistant Treasurer,
                                    PIMCO Funds, PIMCO Commercial Mortgage Securities
                                    Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO
                                    Strategic Global Government Fund, Inc.
Brune, Chris                        Vice President, PIMCO.
Brynjolfsson, John B.               Managing Director, PIMCO.
Bui, Giang                          Vice President, PIMCO.
Burns, Michael A.                   Vice President, PIMCO and PIMCO Europe Limited.
Burns, R. Wesley                    Consulting Managing Director, PIMCO; Trustee of PIMCO
                                    Funds and PIMCO Variable Insurance Trust; Director of
                                    PIMCO Commercial Mortgage Securities Trust, Inc.;
                                    Chairman and Director, PIMCO Strategic Global
                                    Government Fund, Inc.; and Director, PS Business
                                    Parks, Inc.
Burns, Robert                       Vice President, PIMCO.

Burton, Kirsten                     Vice President, PIMCO.
Callin, Sabrina C.                  Executive Vice President, PIMCO; and Vice President,
                                    StocksPLUS Management, Inc.
Carnachan, Robert Scott             Senior Vice President, PIMCO and PIMCO Asia PTE
                                    Limited.
Cavalieri, John                     Vice President, PIMCO.
Chen, Wing-Harn                     Vice President, PIMCO.
Chin, Tracy                         Vice President, PIMCO and PIMCO Asia PTE Limited.
Chipp, William                      Vice President, PIMCO.
Clarida, Richard H.                 Executive Vice President, PIMCO.
Clark, Marcia K.                    Senior Vice President, PIMCO.
Clark, R. Matthew                   Vice President, PIMCO.
Clarke, James                       Vice President, PIMCO.
Conseil, Cyrille R.                 Senior Vice President, PIMCO.
Craven, Paul                        Senior Vice President, PIMCO and PIMCO Europe Limited.
Cressy, Jonathan                    Vice President, PIMCO.
Cummings, John B.                   Senior Vice President, PIMCO.
Cupps, Wendy W.                     Managing Director, PIMCO.
Dada, Suhail                        Senior Vice President, PIMCO.
Dahlhoff, Juergen                   Vice President, PIMCO.
Danielson, Birgitte                 Vice President, PIMCO.
Dawson, Craig A.                    Executive Vice President, PIMCO.
De Bellis, Mary                     Vice President, PIMCO.
DeLorenzo, Nicola A.                Vice President, PIMCO
Devlin, Edward                      Senior Vice President, PIMCO.
Dialynas, Chris P.                  Managing Director, PIMCO.
Dilek, Burcin                       Vice President, PIMCO.
Discher-Remmlinger, Michael         Senior Vice President, PIMCO.
Dorff, David J.                     Senior Vice President, PIMCO.
Dorrian, Peter G.                   Senior Vice President, PIMCO and PIMCO Australia Pty.
                                    Ltd.
Dugan, Travis J.                    Vice President, PIMCO.
Durham, Jennifer E.                 Senior Vice President, PIMCO and Chief Compliance
                                    Officer, PIMCO Funds, PIMCO Commercial Mortgage
                                    Securities Trust, Inc., PIMCO Variable Insurance
                                    Trust, and PIMCO Strategic Global Government Fund,
                                    Inc.
Dutta, Manish                       Vice President, PIMCO.
Edler, Vernon                       Vice President, PIMCO.
Eedes, Linda                        Vice President, PIMCO and PIMCO Europe Limited.
Ellis, Edward L.                    Vice President, PIMCO.
England, Jason S.                   Vice President, PIMCO.
Estep, Bret W.                      Vice President, PIMCO.
Evans, Stefanie D.                  Vice President, PIMCO.
Fairchild-Jones, Anne               Vice President, PIMCO and PIMCO Europe Limited.
Feeny, Martin E.                    Vice President, PIMCO.
Fields, Robert A.                   Senior Vice President, PIMCO.
Fisher, Marcellus M.                Senior Vice President, PIMCO.
Flattum, David C.                   Executive Vice President, General Counsel, PIMCO;
                                    Chief Legal Officer, PIMCO Funds, PIMCO Commercial
                                    Mortgage Securities Trust, Inc., PIMCO Variable
                                    Insurance Trust and PIMCO Strategic Global Government
                                    Fund, Inc.
Foong, Hock Meng                    Senior Vice President, PIMCO and PIMCO Asia PTE
                                    Limited.
Forsyth, Andrew                     Vice President, PIMCO and PIMCO Canada Corp.
Fournier, Joseph A.                 Senior Vice President, PIMCO and PIMCO Europe Limited.
Fowler, Ellen M.                    Vice President, PIMCO.

Foxall, Julian                      Senior Vice President, PIMCO and PIMCO Australia Pty
                                    Limited.
Frisch, Ursula T.                   Senior Vice President, PIMCO.
Fulford III, Richard F.             Senior Vice President, PIMCO and PIMCO Europe Limited.
Garbuzov, Yuri P.                   Senior Vice President, PIMCO.
Gibson, Tom                         Vice President, PIMCO.
Gleason, G. Steven                  Executive Vice President, PIMCO.
Goldfinger, Nadege                  Vice President, PIMCO.
Gomez, Michael A.                   Executive Vice President, PIMCO.
Gore, Gregory T.                    Senior Vice President, PIMCO.
Gould, Linda J.                     Vice President, PIMCO.
Grabar, Gregory S.                  Senior Vice President, PIMCO.
Greer, Robert J.                    Senior Vice President, PIMCO
Griffiths, Andrew                   Vice President, PIMCO and PIMCO Europe Limited.
Griffiths, Stuart P.                Vice President, PIMCO.
Gross, William H.                   Managing Director, Chief Investment Officer and
                                    Executive Committee Member, PIMCO; Director and Vice
                                    President, StocksPLUS Management, Inc.; Senior Vice
                                    President of PIMCO Funds and PIMCO Variable Insurance
                                    Trust.
Grzesik, Marco                      Vice President PIMCO.
Gupta, Sachin                       Vice President, PIMCO and PIMCO Europe Limited.
Gupta, Shailesh                     Senior Vice President, PIMCO.
Haaf, Tim                           Vice President, PIMCO.
Hagmeier, William Robert            Vice President, PIMCO.
Hally, Gordon C.                    Executive Vice President, PIMCO.
Hamalainen, Pasi M.                 Managing Director and Executive Committee Member,
                                    PIMCO; and Senior Vice President, PIMCO Strategic
                                    Global Government Fund, Inc.
Hardaway, John P.                   Executive Vice President, PIMCO; Vice President,
                                    StocksPLUS Management, Inc.; Treasurer, PIMCO Funds,
                                    PIMCO Commercial Mortgage Securities Trust, Inc.,
                                    PIMCO Variable Insurance Trust and PIMCO Strategic
                                    Global Government Fund, Inc.
Harris, Brent R.                    Managing Director and Executive Committee Member,
                                    PIMCO; Director and Vice President, StocksPLUS
                                    Management, Inc.; Trustee and Chairman of PIMCO Funds
                                    and PIMCO Variable Insurance Trust; Director and
                                    Chairman, PIMCO Commercial Mortgage Securities Trust,
                                    Inc.; Director, PIMCO Luxembourg S.A.; and Director,
                                    PIMCO Luxembourg II.
Harrison, Paul                      Vice President, PIMCO and PIMCO Europe Limited.
Harumi, Kazunori                    Senior Vice President, PIMCO and PIMCO Japan Limited.
Hastings, Arthur J.                 Vice President, PIMCO.
Hayes, Ray C.                       Senior Vice President, PIMCO.
Helsing, Jeffrey                    Vice President, PIMCO.
Herlan, HansJoerg                   Vice President, PIMCO.
Hodge, Douglas M.                   Managing Director, PIMCO and PIMCO Japan Limited.
Holden, Brent L.                    Managing Director, PIMCO.
Holloway, Dwight F., Jr.            Executive Vice President, PIMCO and PIMCO Europe
                                    Limited.
Hsu, Lori C.                        Senior Vice President, PIMCO.
Hudoff, Mark T.                     Executive Vice President, PIMCO.
Hughes, Mark Alan                   Vice President, PIMCO.
Huxhorn, Michael                    Vice President, PIMCO.
Isberg, Margaret E.                 Managing Director, PIMCO and PIMCO Canada Corp.
Ishida, Koji                        Vice President, PIMCO and PIMCO Japan Limited.
Ivascyn, Daniel J.                  Executive Vice President, PIMCO; Senior Vice
                                    President, PIMCO Commercial Mortgage Securities Trust,
                                    Inc., and PIMCO Strategic

                                    Global Government Fund, Inc.
Jacobs IV, Lew W.                   Managing Director, PIMCO.
Jann, Juergen                       Senior Vice President, PIMCO.
Johnson, Eric D.                    Vice President, PIMCO.
Johnson, Kelly                      Vice President, PIMCO.
Jones, Steven L.                    Vice President, PIMCO.
Karpov, Natalie                     Vice President, PIMCO.
Katsuyama, Takeshi                  Vice President, PIMCO and PIMCO Japan Limited.
Katz, Ulrich                        Senior Vice President, PIMCO.
Kavafyan, Constance                 Vice President, PIMCO and PIMCO Europe Limited.
Keck, Andreas                       Senior Vice President, PIMCO.
Kelleher III, Thomas J.             Vice President, PIMCO.
Keller, Erik                        Vice President, PIMCO and PIMCO Europe Limited.
Keller, James M.                    Managing Director, PIMCO.
Kellerhals, Philipp                 Vice President, PIMCO.
Kelly, Benjamin M.                  Vice President, PIMCO.
Kennedy, Raymond G., Jr.            Managing Director, PIMCO.
Kiesel, Mark R.                     Executive Vice President, PIMCO.
King, J. Stephen, Jr.               Senior Vice President, PIMCO; Vice President,
                                    StocksPLUS Management, Inc.; Vice President and Senior
                                    Counsel, PIMCO Funds, PIMCO Commercial Mortgage
                                    Securities Trust, Inc., PIMCO Variable Insurance Trust
                                    and PIMCO Strategic Global Government Fund, Inc.
King, Stephanie L.                  Senior Vice President, PIMCO.
Kirkbaumer, Steven P.               Senior Vice President, PIMCO.
Klee, Dirk                          Executive Vice President, PIMCO.
Komatsu, Mitsuaki                   Vice President, PIMCO and PIMCO Japan Limited.
Kressin, Thomas                     Senior Vice President, PIMCO.
Kuhner, Kevin D.                    Vice President, PIMCO and PIMCO Europe Limited.
Lackey, W. M. Reese                 Senior Vice President, PIMCO.
Larsen, Henrik P.                   Senior Vice President, PIMCO, Vice President of PIMCO
                                    Funds, PIMCO Commercial Mortgage Securities Trust,
                                    Inc., PIMCO Variable Insurance Trust and PIMCO
                                    Strategic Global Government Fund, Inc.
LeBrun, Richard R.                  Vice President, PIMCO.
Lee, Alvin Lip Sin                  Vice President, PIMCO and PIMCO Asia PTE Limited.
Lee, Robert Ru-Bor                  Vice President, PIMCO.
Lehavi, Yanay                       Senior Vice President, PIMCO.
Lian, Chia Liang                    Vice President, PIMCO and PIMCO Asia PTE Limited.
Linder, Astrid                      Vice President, PIMCO.
Linder, Dominique                   Vice President, PIMCO.
Lindgren, Peter L.                  Senior Vice President, PIMCO and PIMCO Europe Limited.
Loftus, John S.                     Consulting Managing Director, PIMCO; and Vice
                                    President and Assistant Secretary, StocksPLUS
                                    Management, Inc.
Loh, John                           Vice President, PIMCO.
Lopez, Rafael A.                    Vice President, PIMCO and PIMCO Japan Limited.
Louanges, Matthieu                  Executive Vice President, PIMCO.
Lowe, Erika H.                      Vice President, PIMCO.
Lown, David C.                      Executive Vice President, PIMCO.
Mak, Richard                        Vice President, PIMCO.
Manseau, Chantal M.                 Vice President, PIMCO.
Mariappa, Sudesh N.                 Managing Director, PIMCO.
Martin, Scott W.                    Senior Vice President, PIMCO.

Masanao, Tomoya                     Executive Vice President, PIMCO and PIMCO Japan
                                    Limited.
Mather, Scott A.                    Managing Director and Executive Committee Member,
                                    PIMCO.
Matsui, Akinori                     Executive Vice President, PIMCO and PIMCO Japan
                                    Limited.
Mayershofer, Veronika               Vice President, PIMCO.
McCann, Patrick Murphy              Vice President, PIMCO.
McCray, Mark V.                     Executive Vice President, PIMCO.
McCulley, Paul A.                   Managing Director, PIMCO.
McDevitt, Joseph E.                 Managing Director, PIMCO; Director and Chief Executive
                                    Officer, PIMCO Europe Limited; Director, PIMCO Funds:
                                    Global Investors Series plc and PIMCO Global Advisors
                                    (Ireland) Limited.
Mead, Robert                        Executive Vice President, PIMCO.
Meehan, James P., Jr.               Senior Vice President, PIMCO.
Meggers, Julie                      Vice President, PIMCO.
Merz, Frederic                      Vice President, PIMCO.
Metsch, Mark E.                     Vice President, PIMCO.
Mewbourne, Curtis A.                Executive Vice President, PIMCO.
Mierau, Kris                        Vice President, PIMCO.
Miller, John M.                     Executive Vice President, PIMCO.
Miller, Kendall P., Jr.             Senior Vice President, PIMCO.
Millimet, Scott A.                  Senior Vice President, PIMCO.
Milo, Davida J.                     Senior Vice President, PIMCO.
Minaki, Haruki                      Senior Vice President, PIMCO and PIMCO Japan Limited.
Mitchell, Gail                      Senior Vice President, PIMCO.
Mogelof, Eric                       Vice President, PIMCO.
Monson, Kristen S.                  Executive Vice President, PIMCO.
Montgomery, John C.                 Vice President, PIMCO.
Moore, James F.                     Senior Vice President, PIMCO.
Mukherji, Raja                      Senior Vice President, PIMCO.
Mulcahy, Matt                       Vice President, PIMCO and PIMCO Australia Pty Limited.
Murano, Yuko                        Vice President, PIMCO and PIMCO Japan Limited.
Murata, Alfred T.                   Vice President, PIMCO.
Muzzy, James F.                     Managing Director, PIMCO; Chairman and Director, PIMCO
                                    Funds: Global Investors Series plc and PIMCO Global
                                    Advisors (Ireland) Limited; Director and Vice
                                    President, StocksPLUS Management, Inc.
Nambimadom, Ramakrishnan            Senior Vice President, PIMCO.
Nest, Matthew J.                    Vice President, PIMCO and PIMCO Asia PTE Ltd.
Nguyen, Tammy T.                    Vice President, PIMCO.
Nguyen, Tommy D.                    Vice President, PIMCO.
Nicholls, Steven B.                 Senior Vice President, PIMCO and PIMCO Europe Limited.
Nieves, Roger O.                    Senior Vice President, PIMCO.
Nojima, Sachiko                     Vice President, PIMCO and PIMCO Japan Limited.
Norris, John F.                     Vice President, PIMCO.
O'Connell, Gillian                  Vice President, PIMCO and PIMCO Europe Limited.
Okamura, Shigeki                    Senior Vice President, PIMCO and PIMCO Japan Limited.
Okuma, Sachiko                      Vice President, PIMCO.
Okun, Ric                           Senior Vice President, PIMCO.
Ong, Arthur Y.D.                    Senior Vice President, PIMCO.
Ongaro, Douglas J.                  Executive Vice President, PIMCO.
Osborne, Simon T.                   Vice President, PIMCO and PIMCO Europe Limited.
Osses, Guillermo A.                 Senior Vice President, PIMCO.
Otterbein, Thomas J.                Managing Director, PIMCO.
Ozeki, Koyo                         Senior Vice President, PIMCO and PIMCO Japan Limited.

Pagani, Lorenzo                     Vice President, PIMCO.
Parikh, Saumil H.                   Senior Vice President, PIMCO and PIMCO Japan Limited.
Patock, Viola                       Vice President, PIMCO.
Paulson, Bradley W.                 Executive Vice President, PIMCO.
Perez, Keith                        Senior Vice President, PIMCO.
Phansalkar, Mohan                   Managing Director, PIMCO.
Philip, Elizabeth M.                Executive Vice President, PIMCO.
Phillipson, Daniel                  Vice President, PIMCO.
Pimentel, Rudy                      Vice President, PIMCO.
Pittman, David J.                   Senior Vice President, PIMCO.
Podlich III, William F.             Consulting Managing Director, PIMCO.
Porterfield, Mark                   Executive Vice President, PIMCO.
Portillo, Alfonso A.                Vice President, PIMCO.
Potthof, Axel                       Senior Vice President, PIMCO.
Powers, William C.                  Managing Director, PIMCO; Senior Vice President, PIMCO
                                    Commercial Mortgage Securities Trust, Inc.
Qu, Wendong                         Vice President, PIMCO.
Ramos, Sofia                        Vice President, PIMCO and PIMCO Europe Limited.
Ramsey, James                       Senior Vice President, PIMCO.
Ratner, Joshua                      Vice President, PIMCO.
Ravano, Emanuele                    Managing Director, PIMCO and PIMCO Europe Limited.
Reimer, Danelle J.                  Vice President, PIMCO.
Reimer, Ronald M.                   Senior Vice President, PIMCO.
Reisz, Paul W.                      Senior Vice President, PIMCO.
Repoulis, Yiannis                   Senior Vice President, PIMCO and PIMCO Europe Limited.
Reynolds, Stephen E.                Vice President, PIMCO.
Rice, Thomas                        Senior Vice President, PIMCO and PIMCO Europe Limited.
Richards, Suzanne                   Vice President, PIMCO.
Rodosky, Stephen A.                 Executive Vice President, PIMCO.
Rogers, William A.                  Vice President, PIMCO and PIMCO Australia Pty Limited.
Rolf, Allison                       Vice President, PIMCO.
Rollins, Melody                     Senior Vice President, PIMCO.
Romano, Mark A.                     Senior Vice President, PIMCO.
Roney, Scott L.                     Executive Vice President, PIMCO.
Ronnie, Stephen                     Vice President, PIMCO.
Rosen, Bret J.G.                    Vice President, PIMCO.
Rowe, Cathy T.                      Vice President, PIMCO.
Rudolph, Lynn H.                    Vice President, PIMCO.
Ruthen, Seth R.                     Executive Vice President, PIMCO.
Sargent, Jeffrey M.                 Executive Vice President, PIMCO; Senior Vice President
                                    of PIMCO Funds, PIMCO Commercial Mortgage Securities
                                    Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                    Strategic Global Government Fund, Inc.
Schaus, Stacy L.                    Senior Vice President, PIMCO.
Scherzinger, Marion                 Vice President, PIMCO.
Schmider, Ernest L.                 Managing Director, PIMCO; President of PIMCO Funds,
                                    PIMCO Commercial Mortgage Securities Trust, Inc. and
                                    PIMCO Variable Insurance Trust; President, PIMCO
                                    Strategic Global Government Fund, Inc.; Director and
                                    Assistant Secretary, StocksPLUS Management, Inc.
Schnatterer, Monika                 Vice President, PIMCO.
Schucking, Ivor E.                  Executive Vice President, PIMCO.
Schuetz, Patricia Ann               Vice President, PIMCO and PIMCO Europe Limited.

Schulist, Stephen O.                Senior Vice President, PIMCO.
Schultes, Adrian O.                 Vice President, PIMCO.
Schwab, Gerlinde                    Vice President, PIMCO.
Schwetz, Myckola                    Vice President, PIMCO.
Scibisz, Iwona E.                   Vice President, PIMCO.
Sejima, Toru                        Vice President, PIMCO.
Seksaria, Rahul M.                  Vice President, PIMCO.
Seliga, Denise C.                   Executive Vice President and Chief Compliance Officer,
                                    PIMCO.
Sellers, Devin L.                   Senior Vice President, PIMCO.
Senne, Verena                       Vice President, PIMCO.
Shaler, Timothy L.                  Senior Vice President, PIMCO.
Shaw, Matthew D.                    Vice President, PIMCO.
Sheehy, Erica H.                    Vice President, PIMCO.
Shepherd, Julie M.                  Vice President, PIMCO.
Shiroyama, Taro                     Vice President, PIMCO and PIMCO Japan Limited.
Short, Jonathan D.                  Senior Vice President, PIMCO.
Simon, W. Scott                     Managing Director, PIMCO.
Simpson, Roy                        Vice President, PIMCO and PIMCO Europe Limited.
Skobtsov, Ivan                      Senior Vice President, PIMCO.
Somersan-Coqui, Aylin               Vice President, PIMCO.
Sonner, Michael                     Senior Vice President, PIMCO.
Soto, Alyssa M.                     Vice President, PIMCO.
Spalding, Scott M.                  Senior Vice President, PIMCO.
Spandri, Tobias                     Vice President, PIMCO.
Spicijaric, Jennifer N.             Vice President, PIMCO.
Stafford, Kimberley G.              Vice President, PIMCO.
Staub, Christian Martin             Vice President, PIMCO.
Stauffer, Christina                 Vice President, PIMCO.
Stetler, Bryan R.                   Vice President, PIMCO.
Strauch, Joel E.                    Senior Vice President, PIMCO.
Strelow, Peter G.                   Senior Vice President, PIMCO.
Stubbins, George E.                 Vice President, PIMCO.
Sun, Hao                            Vice President, PIMCO and PIMCO Asia PTE Ltd.
Suskind, Don                        Vice President, PIMCO.
Suter, Joachim                      Vice President, PIMCO and PIMCO Europe Limited.
Takano, Makoto                      Managing Director, PIMCO and PIMCO Japan Limited.
Takeuchi, Ichiro                    Vice President, PIMCO and PIMCO Japan Limited.
Telish, Christine M.                Vice President, PIMCO.
Tersin, Dominique                   Vice President, PIMCO and PIMCO Europe Limited.
Theodore, Kyle J., Jr.              Senior Vice President, PIMCO.
Thompson, Michael F.                Vice President, PIMCO.
Thompson, William S.                Chief Executive Officer, Managing Director and
                                    Executive Committee Member, PIMCO; Director and
                                    President, StocksPLUS Management, Inc.; Senior Vice
                                    President of PIMCO Funds, PIMCO Commercial Mortgage
                                    Securities Trust, Inc. and PIMCO Variable Insurance
                                    Trust.
Thurston, Powell C.                 Senior Vice President, PIMCO.
Toloui - Tehrani, Ramin             Senior Vice President, PIMCO.
Tomlinson, Brian                    Vice President, PIMCO.
Traber, Eva                         Vice President, PIMCO.
Trevithick, William A.              Vice President, PIMCO.
Tsubota, Shiro                      Vice President, PIMCO and PIMCO Japan Limited.
Tyson, Richard E.                   Executive Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F.   Senior Vice President, PIMCO.
van de Zilver, Peter A.             Vice President, PIMCO.
van Heel, Marc                      Senior Vice President, PIMCO and PIMCO Europe Limited.
Van Zoelen, Henk Jan                Vice President, PIMCO and PIMCO Europe Limited.
Velasco, Christine A.               Vice President, PIMCO.
Velicer, Erik                       Vice President, PIMCO.
Viana, David                        Vice President, PIMCO.
Von der Linden, Greg S.             Vice President, PIMCO.
Wada, Hiromi                        Vice President, PIMCO and PIMCO Japan Limited.
Waldron, Steve                      Vice President, PIMCO.
Walker, Trent W.                    Vice President, PIMCO.
Weil, Richard M.                    Managing Director, Chief Operating Officer and
                                    Executive Committee Member, PIMCO.
Weinberger, Michelle                Vice President, PIMCO.
White, Timothy C.                   Senior Vice President, PIMCO.
Whiting, Lori Zarutsky              Vice President, PIMCO.
Whitton, Bransby                    Vice President, PIMCO.
Wild, Christian                     Vice President, PIMCO.
Wildfoerster, Kai                   Vice President, PIMCO.
Willemsen, Michael J.               Vice President, PIMCO, PIMCO Funds, PIMCO Commercial
                                    Mortgage Securities Trust, Inc., PIMCO Variable
                                    Insurance Trust and PIMCO Strategic Global Government
                                    Fund, Inc.
Williams, Charles A., III           Vice President, PIMCO.
Wilner, Mitchell W.                 Senior Vice President, PIMCO.
Wilson, John F.                     Executive Vice President, PIMCO.
Wilson, Susan L.                    Executive Vice President, PIMCO.
Witt, Frank                         Senior Vice President, PIMCO.
Wood, George H.                     Executive Vice President, PIMCO.
Worah, Mihir P.                     Executive Vice President, PIMCO.
Yamamoto, Shinichi                  Senior Vice President, PIMCO and PIMCO Japan Limited.
Yi, Rosa                            Vice President, PIMCO.
Young, David                        Executive Vice President, PIMCO and PIMCO Europe
                                    Limited.
Yu, Cheng-Yuan                      Executive Vice President, PIMCO.
Yu, Walter                          Vice President, PIMCO.
Zhang, Ji Sheng                     Vice President, PIMCO.
Zhang, Xiaogang.                    Vice President, PIMCO.
Zheng, Yingying                     Vice President, PIMCO.
Zhu, Changhong                      Managing Director, PIMCO.

                                      * * *

     AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica High-Yield Bond. Its managers and officers are:

MANAGERS:

     David L. Blankenship
     David M. Carney
     Frank E. Collecchia
     Eric B. Goodman

OFFICERS:

     Eric B. Goodman, President & Chief Investment Officer
     David L. Blankenship, Executive Vice President and Chief Operating Officer Kirk W. Buese, Executive Vice President - Private and Structured Finance David M. Carney, Executive Vice President, Treasurer and
     Chief Financial Officer

     Frank E. Collecchia, Executive Vice President-Portfolio Management Daniel P. Fox, Executive Vice President - Risk Management
     Josh E. Braverman, Senior Vice President
     Joel L. Coleman, Senior Vice President
     Mark E. Dunn, Senior Vice President
     Robert Fitzsimmons, Senior Vice President
     Kevin A. Giles, Senior Vice President - New Initiative
     David R. Halfpap, Senior Vice President
     William L. Hurwitz, Senior Vice President
     James R. Landis, Senior Vice President
     Calvin W. Norris, Senior Vice President
     Eric C. Perry, Senior Vice President
     Stephanie M. Phelps, Senior Vice President
     James K. Schaeffer, Jr. Senior Vice President
     Sarvjeev S. Sidhu, Senior Vice President
     Michael B. Simpson, Senior Vice President
     Jon L. Skaggs, Senior Vice President
     Robert A. Smedley, Senior Vice President
     Jeffrey A. Whitehead, Senior Vice President
     John F. Bailey, Vice President
     James K. Baskin, Vice President
     Gregg A. Botkin, Vice President
     James K. Cameron, Vice President
     Allen R. Cantrell, Vice President
     Ashok K. Chawla, Vice President
     Garry E. Creed, Vice President
     Douglas A. Dean, Vice President
     Bradley D. Doyle, Vice President
     Mark D. Evans, Vice President
     Julie A. Franklin, Vice President
     Scott P. Hassentab, Vice President
     William J. Henricksen, Vice President
     David Hopewell, Vice President
     Frederick B. Howard, Vice President
     Karen E. Hufnagel, Vice President
     Jon D. Kettering, Vice President
     John D. Marcsik, Vice President
     Jeffrey T. McGlaun, Vice President
     Jeremy S. Mead, Vice President
     Steven P. Opp, Vice President
     Christopher D. Pahlke, Vice President
     Michael J. Parrish, Vice President
     Mary T. Pech, Vice President
     Greg A. Podhajsky, Vice President
     Stacey S. Rutledge, Vice President
     Michael S. Smith, Vice President
     J. Staley Stewart, Vice President
     Debra R. Thompson, Vice President
     Michael A. Urban, Vice President
     Xueqing Wang, Vice President
     Douglas A. Weih, Vice President
     Karen R. Wright, Vice President
     M. Christina Galligan, Assistant Vice President
     Paul J. Houk, General Counsel and Secretary
     Jessica L. Cole, Chief Compliance Officer
     Clint L. Woods, Assistant Secretary
     Clifton W. Flenniken III, Assistant Treasurer
     Daniel Seward, Assistant Treasurer
     Stephanie Steele, Assistant Treasurer

                                      * * *

     Columbia Management Advisors, LLC (formerly, Banc of America Capital LLC) ("CMA"), 100 Federal Street, Boston, MA 02110, serves as sub-adviser to TA IDEX Marsico Growth and TA IDEX Marsico International Growth. Keith T. Banks, Chairman, President, Chief Executive Officer, Chief Investment Officer and Manager; Roger A. Sayler, Managing Director and Manager; Linda J. Wondrack, Chief Compliance Officer; Andrei G. Magasiner, Chief Financial Officer.

                                      * * *

     ING Clarion Real Estate Securities ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Global Real Estate Securities. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen
J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.

                                      * * *

     Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to TA IDEX Protected Principal Stock. J. Patrick Rogers is President and Chief Executive Officer; Walter G. Sall is Chairman; Geoffrey Keenan is Executive Vice President and Chief Operating Officer; Paul R. Stewart is Senior Vice President and Chief Investment Officer; Harry E, Merriken, III is Senior Vice President; Donna M. Brown is General Counsel, Chief Compliance Officer, and Secretary; Gary H. Goldschmidt is Vice President and Chief Financial Officer; and Nelson C. Bickel is Vice President and Chief Information Officer.

                                      * * *

     Morgan Stanley Investment Management ("Morgan Stanley"), 1221 Avenue of the Americas, 5th Floor, New York, New york 10020 serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Mid Cap Growth. Morgan Stanley serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are:
Owen D. Thomas, President and Chief Operating Officer, President and Chief Operating Officer of Van Kampen Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Ronald E. Robison, Managing Director and Director, Managing Director and Director of Van Kampen Asset Management, Van Kampen Investments Inc., Director and Chief Administrative Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., Director of Morgan Stanley Distributors Inc., Morgan Stanley Trust, Morgan Stanley Distribution, Inc. and Van Kampen Investor Services Inc.; Amy R. Doberman, Managing Director and Secretary, Managing Director and General Counsel of Morgan Stanley Investment Management; Dennis F. Shea, Managing Director of Chief Investment Officer-Global Equity Group, Managing Director and Chief Investment Officer-Global Equity Group of Morgan Stanley Asset Management; J. David Germany, Managing Director and Chief Investment Officer-Global Fixed Income Group, Managing Director and Chief Investment Officer-Global Fixed Income Group; Carsten Otto, Managing Director and Chief Compliance Officer, Managing Director and Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Advisors Inc. and Van Kampen Asset Management. Chief Compliance Officer of Van Kampen Investor Services Inc. and Van Kampen Investments Inc.; Kenneth Castiglia, Chief Financial Officer and Treasurer, Chief Financial Officer of Van Kampen Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Treasurer of Morgan Stanley Services Company Inc., Chief Financial Officer, Treasurer and Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

                                      * * *

     J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser to TA IDEX J.P. Morgan Mid Cap Value and TA IDEX JPMorgan International Bond. J.P. Morgan is a wholly-owned subsidiary of JPMorgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

     The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 245 Park Avenue, New York, New York 10167: Evelyn V. Guernsey, Managing

Director, Director and President; George C.W. Gatch, Director, Managing Director; Lawrence Unrein, Director, Managing Director; Head of Private Equity and Hedge Funds; Seth P. Bernstein, Managing Director, Global Head of Fixed Income; Clive S. Brown, Director, Managing Director, Head of International Business; Iiman A. Pappas, Managing Director, Treasurer; Joseph K. Azelby, Managing Director, Head of Real Estate; Susan M. Canning, Vice President.

                                      * * *

     Evergreen Investment Management Company, LLC ("Evergreen"), 200 Berkeley Street, Boston Massachusetts 02116-5034 is sub-adviser to TA IDEX Evergreen International Small Cap and TA IDEX Evergreen Health Care. Evergreen is a wholly owned subsidiary of Wachovia Corporation and Wachovia Bank, N.A. The Directors and principal executive officers of Wachovia Corporation and Wachovia Bank N.A. are: G. Kennedy Thompson, Chairman, Chief Executive Officer and Director; Mark
C. Treaner, Executive Vice President, Secretary and General Counsel; Thomas J. Wurtz, Senior Executive Vice President and Chief Financial Officer.

     All of the above persons are located at Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

     The Directors and principal executive officers of Evergreen are: William Douglas Munn, Chief Operating Officer and Director; Dennis Henry Ferro, President and Director; Michael Howard Koonce, Secretary and Chief Legal Officer; Richard Scott Gershen, Director; Barbara Ann Lapple, Chief Compliance Officer; Christopher Paul Conkey, Chief Investment Officer; and Matthew Charles Moss, Chief Financial Officer.

                                      * * *

     UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, a Delaware corporation serves as sub-adviser to TA IDEX UBS Large Cap Value and TA IDEX UBS Dynamic Alpha. UBS is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and director of UBS indicating position(s) held with UBS and other business, profession, vocation or employment of a substantial nature. Additionally, each UBS officer and director holds certain positions within the Americas region of UBS Global Asset Management business group of UBS AG ("UBS Global AM").

                                                                             Other Substantial Business, Profession,
Name                            Position(s) Held with UBS                             Vocation or Employment
----                 -----------------------------------------------   ---------------------------------------------------
Joseph Allessie      Assistant Secretary                               Deputy General Counsel - UBS Global AM
Michael J. Calhoun   Assistant Secretary                               Associate General Counsel - UBS Global AM
Mary T. Capasso      Assistant Secretary                               Associate General Counsel - UBS Global AM
Trevor Chambers      Assistant Treasurer                               Controller - UBS Global AM
Stephen Fleisher     Assistant Secretary                               Associate General Counsel - UBS Global AM
Kimberly Guerin      Assistant Treasurer                               Financial Control Senior Manager - UBS Global AM
Mark F. Kemper       Secretary and Chief Legal Officer                 General Counsel - UBS Global AM
Barry M. Mandinach   Director and Vice President                       Chief Marketing Officer - UBS Global AM
Joseph McGill        Chief Compliance Officer                          Chief Compliance Officer  - UBS Global AM
John Moore           Director, Treasurer and Chief Financial Officer   Head of Financial Control - UBS Global AM
Brian D. Singer      Director                                          Chief Investment Officer - Americas - UBS Global AM
Kai R. Sotorp        Director, President and Chief Executive Officer   Head of Americas - UBS Global AM
Keith Weller         Assistant Secretary                               Associate General Counsel  - UBS Global AM

                         * * *

     AllianceBernstein, LP ("AllianceBernstein"), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to TA IDEX AllianceBernstein International Value. Lewis A. Sanders is Chairman and Chief Executive

Officer; Roger Hertog is Vice Chairman and Director; Christopher M. Condron, Lorie A. Slutsky, Peter Etzenbach, Dominique Carrel-Billiard, Benjamin D. Holloway, Henri De Castries, Denis Duverne, Stanley B. Tulin, William Jarmain and Peter J. Tobin are Directors; Gerald M. Lieberman is President, Chief Operating Officer and Director; Robert H. Joseph, Jr. is Senior Vice President and Chief Financial Officer; Mark R. Manley is Senior Vice President, Assistant Secretary and Chief Compliance Officer.

                                      * * *

     Neuberger Berman Management, Inc. ("Neuberger"), 605 Third Avenue, New York, New York 10158 serves as sub-adviser to TA IDEX Neuberger Berman International. Chamaine Williamsl is Chief Compliance Officer; Peter E. Sundman is President and Director; Jeffrey B. Lane and Jack L. Rivkin are Directors; Robert J. Conti and Brian J. Gaffney are Sr. Vice Presidents; Maxine L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.

                                      * * *

     OppenheimerFunds ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to TA IDEX Oppenheimer Developing Markets and TA IDEX Oppenheimer Small- & Mid-Cap Value. John V. Murphy is President, Chief Executive Officer and Director; James H. Ruff, Michael Baldwin and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; Kurt J. Wolfgruber is Chief Investment Officer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.

                                      * * *

     Bjurman, Barry & Associates ("Bjurman, Barry"), 10100 Santa Monica Blvd., Ste. 1200, Los Angeles, CA 90067, serves as sub-adviser to TA IDEX Bjurman, Barry Micro Emerging Growth. G. Andrew Bjurman, CFA, CIC is President and Chief Executive Officer; O. Thomas Barry, CFA, CIC is Senior Executive Vice President and Chief Investment Officer; Stephen W. Shipman, CFA is Executive Vice President /Director of Research; Patrick T. Bradford, is Assistant Vice President/Head Equity Trader/Portfolio Manager; Roberto P. Wu, CFA, is Portfolio Manager/Research Analyst; and Kathy Pommet is Chief Compliance Offer.

                                      * * *

     Loomis, Sayles & Company, L.P. ("Loomis"), One Financial Center, Boston, MA 02111-2611, serves as sub-adviser to TA IDEX Loomis Sayles Bond. Robert J. Blanding is Chief Executive Officer; Kevin P. Charleston is Chief Financial Officer; Donald P. Ryan is Vice President and Chief Compliance Officer; and Jean
S. Lowenberg is Chief Legal Officer.

                                      * * *

     BlackRock Investment Management, LLC ("BlackRock"), 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to TA IDEX BlackRock Global Allocation, TA IDEX BlackRock Large Cap Value and TA IDEX BlackRock Natural Resources. Laurence Douglas Fink is Chief Executive Officer; Ralph Lewis Schlosstein is President; Steven E. Buller is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Robert Steven Kapito is Vice Chairman; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.

                                      * * *

     Franklin Portfolio Associates, LLC ("Franklin Associates"), a fully-owned subsidiary of Mellon Financial Corporation, One Boston Place, 29th Floor, Boston, MA 02108 serves as sub-adviser to TA IDEX Mellon Market Neutral Strategy. John Stephen Cone is President, Chief Executive Officer and Director; Oliver Ellsworth Buckley is Executive Vice President and Chief Investment Officer; Paul Francis Healey is Executive Vice President, Chief Operating Officer and Director; Gregg Edward Pendergast is Vice President and Chief Compliance Officer; Michael Foster Dunn, Langton

Charles Garvin and Mary Margaret McDermott-Holland are Senior Vice Presidents; and Stephen Leo Sexeny, Kristin Julia Crawford, John Verity Dogget and Patrick Michael Slattery are Vice Presidents.

                                      * * *

     Third Avenue Management LLC ("Third Avenue"), a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017, serves as sub-adviser to TA IDEX Third Avenue Value. The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of Third Avenue, certain key employees of the sub-adviser and the children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at Third Avenue or its predecessor for at least the past two years.

ITEM 27 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

(a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

(b) Directors and Officers of Principal Underwriter

Name                       Positions and Offices with Underwriter         Positions and Offices with Registrant
----                       --------------------------------------         --------------------------------------
Larry N. Norman            (1)  Director and President                    N/A
Paula G. Nelson            (5)  Director                                  N/A
Phillip S. Eckman          (3)  Director                                  N/A
Lisa Wachendorf            (1)  Vice President and Chief Compliance       N/A
                                Officer
John K. Carter             (2)  Vice President                            Trustee, President and
                                                                          Chief Executive Officer
Michael C. Massrock        (2)  Vice President                            N/A
Linda Gilmer               (1)  Controller and Treasurer and              N/A
                                Financial and Operations Principal
Carol A. Sterlacci         (2)  Assistant Controller and Treasurer        N/A
Frank A. Camp              (1)  Secretary                                 N/A
Teresa L. Stolba           (1)  Assistant Compliance Officer              N/A
Clifton W. Flenniken III   (4)  Assistant Treasurer                       N/A
Priscilla I. Hechler       (2)  Assistant Vice President and              N/A

                                Assistant Secretary
Darin D. Smith             (1)  Vice President and                        N/A
                                Assistant Secretary
Kyle A. Keelan             (2)  Vice President                            N/A

(1)  4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)  570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)  408 St. Peter Street, Suite 230, St. Paul, MN 55102

(4)  1111 North Charles Street, Baltimore, MD 21201

(5)  600 South Highway 169, Suite 1800, Minneapolis, MN 55426

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a) Shareholder records are maintained by the Registrant's transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.

(b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29 MANAGEMENT SERVICES

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by TFAI, Jennison, T. Rowe Price, ClearBridge, TIM, AUIM, Federated, Gateway, American Century, Clarion, CMA, Templeton, PIMCO, Evergreen, J.P. Morgan, MFS, UBS, Alliance, Neuberger, Oppenheimer, Bjurman, Barry, Morgan Stanley, Loomis, BlackRock, Franklin Associates and Third Avenue, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 30 UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Transamerica IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 84 to its registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 21st, day of December, 2006.

                                        TRANSAMERICA IDEX MUTUAL FUNDS


                                        By: /s/ John K. Carter
                                            ------------------------------------
                                            John K. Carter
                                            President and Chief Executive
                                            Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 84 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



/s/ Peter R. Brown               Chairman and Trustee          December 21, 2006
------------------------------
Peter R. Brown*


/s/ Robert L. Anderson, Ph.D.    Trustee                       December 21, 2006
------------------------------
Robert L. Anderson, Ph.D.*


/s/ Daniel Calabria              Trustee                       December 21, 2006
------------------------------
Daniel Calabria*


/s/ Janice B. Case               Trustee                       December 21, 2006
------------------------------
Janice B. Case*


/s/ Charles C. Harris            Trustee                       December 21, 2006
------------------------------
Charles C. Harris*


/s/ Leo J. Hill                  Trustee                       December 21, 2006
------------------------------
Leo J. Hill*


/s/ Russell A. Kimball, Jr.      Trustee                       December 21, 2006
------------------------------
Russell A. Kimball, Jr.*


/s/ Norm R. Nielsen              Trustee                       December 21, 2006
------------------------------
Norm R. Nielsen*


/s/ William W. Short, Jr.        Trustee                       December 21, 2006
------------------------------
William W. Short, Jr.*


/s/ John W. Waechter             Trustee                       December 21, 2006
------------------------------
John W. Waechter*


/s/ Jack E. Zimmerman            Trustee                       December 21, 2006
------------------------------
Jack E. Zimmerman*


/s/ John K. Carter               Trustee, President and        December 21, 2006
------------------------------   Chief Executive Officer
John K. Carter


/s/ Glenn E. Brightman           Sr. Vice President and        December 21, 2006
------------------------------   Principal Financial Officer
Glenn E. Brightman


/s/ Dennis P. Gallagher                                        December 21, 2006
------------------------------
*Signed by Dennis P. Gallagher
Attorney in Fact

                                  EXHIBIT INDEX

EXHIBIT NUMBER   DESCRIPTION OF EXHIBIT
--------------   ----------------------


EXHIBITS TO BE FILED BY AMENDMENT